UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05084

MoA Funds Corporation

(Exact name of Registrant as specified in charter)

320 Park Avenue,

New York, NY 10022

(Address of principal executive offices) (Zip code)

Joseph R. Gaffoglio

Chief Executive Officer and Principal Exective Officer

MoA Funds Corporation

320 Park Avenue

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-224-1600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a) The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

(b) Not applicable.

Semi-Annual Shareholder Report  June 30, 2025

MoA Equity Index Fund

MAEIX

This Semi-Annual Shareholder Report contains important information about the MoA Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Equity Index Fund	$6	0.12%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$5,901,231,789
  Number of Portfolio Holdings509
  Portfolio Turnover Rate0.80%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Technology	31.5%
Communications	15.9%
Financial	14.8%
Consumer, Non-cyclical	14.4%
Consumer, Cyclical	8.0%
Industrial	7.5%
Energy	3.0%
Utilities	2.4%
Basic Materials	1.5%
Other	1.0%

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	7.3%
Microsoft Corp.	7.0%
Apple, Inc.	5.8%
Amazon.com, Inc.	3.9%
Alphabet, Inc.	3.5%
Meta Platforms, Inc.	3.0%
Broadcom, Inc.	2.4%
Berkshire Hathaway, Inc.	1.7%
Tesla, Inc.	1.7%
JPMorgan Chase & Co.	1.5%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Equity Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAEIX

EQID-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA All America Fund

MAAKX

This Semi-Annual Shareholder Report contains important information about the MoA All America Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA All America Fund	$26	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$297,943,278
  Number of Portfolio Holdings676
  Portfolio Turnover Rate8.72%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Technology	22.7%
Financial	17.2%
Consumer, Non-cyclical	16.6%
Industrial	12.9%
Communications	9.9%
Consumer, Cyclical	8.6%
Energy	4.0%
Utilities	3.6%
Basic Materials	1.6%
Other	2.9%

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	4.2%
Microsoft Corp.	4.0%
Apple, Inc.	3.4%
Amazon.com, Inc.	2.3%
Alphabet, Inc.	2.0%
Meta Platforms, Inc.	1.8%
Broadcom, Inc.	1.4%
Berkshire Hathaway, Inc.	1.0%
Tesla, Inc.	1.0%
JPMorgan Chase & Co.	0.9%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA All America Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAAKX

AMER-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Small Cap Value Fund

MAVKX

This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Value Fund	$41	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$373,675,352
  Number of Portfolio Holdings80
  Portfolio Turnover Rate24.04%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Financial	41.6%
Consumer, Non-cyclical	14.5%
Industrial	13.9%
Consumer, Cyclical	11.3%
Energy	5.8%
Utilities	5.7%
Basic Materials	3.5%
Communications	2.0%
Technology	0.9%
Other	0.8%

Top 10 Investments (as a % of Net Assets)

American Healthcare REIT, Inc.	2.9%
Stock Yards Bancorp, Inc.	2.6%
Mueller Industries, Inc.	2.6%
Essent Group Ltd.	2.3%
VSE Corp.	2.2%
Stevanato Group SpA	2.2%
Telephone and Data Systems, Inc.	2.0%
Enpro, Inc.	2.0%
Wintrust Financial Corp.	1.9%
Hancock Whitney Corp.	1.9%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Small Cap Value Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAVKX

SMVA-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Small Cap Growth Fund

MAGKX

This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Growth Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Growth Fund	$41	0.84%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$398,814,175
  Number of Portfolio Holdings92
  Portfolio Turnover Rate20.68%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Consumer, Non-cyclical	29.3%
Industrial	24.8%
Technology	12.7%
Financial	11.6%
Consumer, Cyclical	9.8%
Energy	3.4%
Communications	3.3%
Basic Materials	1.9%
Utilities	1.4%
Other	1.8%

Top 10 Investments (as a % of Net Assets)

ESCO Technologies, Inc.	3.0%
Federal Signal Corp.	2.5%
Sterling Infrastructure, Inc.	2.2%
Insmed, Inc.	2.0%
Credo Technology Group Holding, Ltd.	2.0%
Stevanato Group SpA	1.9%
PJT Partners, Inc.	1.8%
Fabrinet	1.8%
First Financial Bankshares, Inc.	1.8%
Agilysys, Inc.	1.7%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Small Cap Growth Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAGKX

SMGW-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Small Cap Equity Index Fund

MASOX

This Semi-Annual Shareholder Report contains important information about the MoA Small Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Small Cap Equity Index Fund	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$173,776,448
  Number of Portfolio Holdings606
  Portfolio Turnover Rate15.12%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Financial	28.4%
Industrial	18.6%
Consumer, Non-cyclical	17.0%
Consumer, Cyclical	13.9%
Technology	7.7%
Communications	4.1%
Energy	4.0%
Basic Materials	3.9%
Utilities	2.2%
Other	0.2%

Top 10 Investments (as a % of Net Assets)

iShares Core S&P Small-Cap ETF	1.6%
Mr Cooper Group, Inc.	0.7%
AeroVironment, Inc.	0.6%
Brinker International, Inc.	0.6%
Qorvo, Inc.	0.6%
SPX Technologies, Inc.	0.6%
Kratos Defense & Security Solutions, Inc.	0.6%
BorgWarner, Inc.	0.5%
Badger Meter, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Small Cap Equity Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MASOX

SMEQ-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Mid Cap Value Fund

MAMVX

This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Value Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Value Fund	$34	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$187,761,317
  Number of Portfolio Holdings68
  Portfolio Turnover Rate18.34%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Financial	24.6%
Industrial	23.9%
Consumer, Non-cyclical	15.5%
Utilities	9.2%
Consumer, Cyclical	8.5%
Energy	7.4%
Technology	5.6%
Basic Materials	2.9%
Commercial Paper	2.1%
Other	0.3%

Top 10 Investments (as a % of Net Assets)

Crown Holdings, Inc.	2.8%
Ameriprise Financial, Inc.	2.7%
Crane Co.	2.5%
Evergy, Inc.	2.3%
Williams Cos., Inc.	2.3%
Teledyne Technologies, Inc.	2.2%
American Financial Group, Inc.	2.1%
Performance Food Group Co.	2.1%
East West Bancorp, Inc.	2.1%
Roper Technologies, Inc.	2.1%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Mid Cap Value Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMVX

MIDVA-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Mid Cap Equity Index Fund

MAMEX

This Semi-Annual Shareholder Report contains important information about the MoA Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Mid Cap Equity Index Fund	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,447,664,357
  Number of Portfolio Holdings405
  Portfolio Turnover Rate6.22%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Financial	23.8%
Industrial	22.2%
Consumer, Non-cyclical	15.8%
Consumer, Cyclical	14.3%
Technology	10.1%
Basic Materials	3.8%
Energy	3.7%
Utilities	2.8%
Communications	2.3%
Other	1.2%

Top 10 Investments (as a % of Net Assets)

Interactive Brokers Group, Inc.	0.8%
EMCOR Group, Inc.	0.8%
RB Global, Inc.	0.7%
Guidewire Software, Inc.	0.7%
Flex Ltd.	0.7%
Comfort Systems USA, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
Curtiss-Wright Corp.	0.6%
US Foods Holding Corp.	0.6%
Pure Storage, Inc.	0.6%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Mid Cap Equity Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMEX

MIDIN-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Balanced Fund

MACHX

This Semi-Annual Shareholder Report contains important information about the MoA Balanced Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Balanced Fund	$29	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$201,862,197
  Number of Portfolio Holdings407
  Portfolio Turnover Rate18.05%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Technology	19.0%
Consumer, Non-cyclical	9.1%
Communications	8.3%
Financial	7.6%
Industrial	6.0%
Consumer, Cyclical	4.9%
Energy	2.3%
Utilities	2.2%
Basic Materials	1.2%
Other	39.4%

Credit Rating Table*

AAA	3.4%
AA	19.8%
A	3.8%
BBB	11.7%
BB	0.2%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Balanced Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MACHX

BAL-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA International Fund

MAIFX

This Semi-Annual Shareholder Report contains important information about the MoA International Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA International Fund	$17	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$2,020,626,914
  Number of Portfolio Holdings147
  Portfolio Turnover Rate10.92%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Financial	27.5%
Consumer, Non-cyclical	17.6%
Industrial	17.5%
Consumer, Cyclical	12.2%
Technology	8.2%
Communications	5.2%
Energy	3.3%
Basic Materials	3.0%
Utilities	2.7%
Other	2.8%

Country Weightings (as a % of Net Assets)

Japan	18.3%
United States	13.9%
United Kingdom	11.3%
Germany	10.6%
France	9.1%
Spain	5.2%
Australia	5.2%
Italy	4.9%
Other Countries	18.7%
Other Assets and Liabilities	2.8%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA International Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAIFX

INTL-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Catholic Values Index Fund

MACCX

This Semi-Annual Shareholder Report contains important information about the MoA Catholic Values Index Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Catholic Values Index Fund	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$8,301,621
  Number of Portfolio Holdings452
  Portfolio Turnover Rate12.77%

What did the Fund invest in?

Sector Weightings (as a % of Net Assets)

Technology	30.7%
Financial	18.1%
Communications	15.5%
Consumer, Non-cyclical	13.6%
Consumer, Cyclical	8.7%
Industrial	6.8%
Energy	2.9%
Utilities	2.3%
Basic Materials	1.4%
Other	-%

Top 10 Investments (as a % of Net Assets)

NVIDIA Corp.	7.2%
Microsoft Corp.	6.9%
Apple, Inc.	5.7%
Amazon.com, Inc.	3.8%
Global X S&P 500 Catholic Values ETF	3.8%
Alphabet, Inc.	3.4%
Meta Platforms, Inc.	2.9%
Broadcom, Inc.	2.4%
JPMorgan Chase & Co.	1.7%
Tesla, Inc.	1.6%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Catholic Values Index Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MACCX

CATH-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Retirement Income Fund

MARMX

This Semi-Annual Shareholder Report contains important information about the MoA Retirement Income Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Retirement Income Fund	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$302,906,514
  Number of Portfolio Holdings6
  Portfolio Turnover Rate8.76%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	35.0%
MoA Intermediate Bond Fund	27.6%
MoA Equity Index Fund	22.4%
MoA International Fund	5.6%
MoA US Government Money Market Fund	5.3%
MoA Mid Cap Equity Index Fund	4.1%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Retirement Income Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MARMX

CPRT-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2020 Fund

MURGX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2020 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2020 Fund	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$432,752,555
  Number of Portfolio Holdings8
  Portfolio Turnover Rate5.27%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	36.7%
MoA Equity Index Fund	24.2%
MoA Intermediate Bond Fund	20.2%
MoA International Fund	7.8%
MoA US Government Money Market Fund	4.9%
MoA Mid Cap Equity Index Fund	4.5%
MoA Small Cap Value Fund	1.1%
MoA Small Cap Growth Fund	0.6%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2020 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURGX

CP2020-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2025 Fund

MURHX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2025 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2025 Fund	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,079,461,652
  Number of Portfolio Holdings8
  Portfolio Turnover Rate6.65%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	33.1%
MoA Equity Index Fund	30.0%
MoA Intermediate Bond Fund	15.2%
MoA International Fund	11.7%
MoA Mid Cap Equity Index Fund	4.6%
MoA US Government Money Market Fund	2.9%
MoA Small Cap Value Fund	1.5%
MoA Small Cap Growth Fund	1.0%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2025 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURHX

CP2025-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2030 Fund

MURIX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2030 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2030 Fund	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,448,571,402
  Number of Portfolio Holdings9
  Portfolio Turnover Rate7.36%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	35.0%
MoA Core Bond Fund	27.4%
MoA International Fund	14.0%
MoA Intermediate Bond Fund	10.6%
MoA Mid Cap Equity Index Fund	5.5%
MoA US Government Money Market Fund	2.8%
MoA Small Cap Value Fund	1.9%
MoA Mid Cap Value Fund	1.5%
MoA Small Cap Growth Fund	1.3%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2030 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURIX

CP2030-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2035 Fund

MURJX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2035 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2035 Fund	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,464,606,504
  Number of Portfolio Holdings10
  Portfolio Turnover Rate6.89%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	40.9%
MoA Core Bond Fund	21.5%
MoA International Fund	17.0%
MoA Mid Cap Equity Index Fund	7.6%
MoA Intermediate Bond Fund	4.8%
MoA US Government Money Market Fund	2.8%
MoA Small Cap Value Fund	2.0%
MoA Mid Cap Value Fund	1.3%
MoA Small Cap Growth Fund	1.2%
MoA Small Cap Equity Index Fund	0.9%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2035 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURJX

CP2035-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2040 Fund

MURLX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2040 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2040 Fund	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,271,430,320
  Number of Portfolio Holdings10
  Portfolio Turnover Rate7.07%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	43.6%
MoA International Fund	21.3%
MoA Core Bond Fund	13.9%
MoA Mid Cap Equity Index Fund	9.6%
MoA Intermediate Bond Fund	3.8%
MoA Small Cap Value Fund	2.0%
MoA US Government Money Market Fund	1.9%
MoA Small Cap Equity Index Fund	1.9%
MoA Small Cap Growth Fund	1.1%
MoA Mid Cap Value Fund	0.9%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2040 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURLX

CP2040-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2045 Fund

MURMX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2045 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2045 Fund	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,307,830,179
  Number of Portfolio Holdings10
  Portfolio Turnover Rate6.51%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	45.6%
MoA International Fund	23.1%
MoA Core Bond Fund	10.1%
MoA Mid Cap Equity Index Fund	9.8%
MoA Intermediate Bond Fund	2.9%
MoA Small Cap Growth Fund	2.0%
MoA Small Cap Equity Index Fund	1.9%
MoA US Government Money Market Fund	1.9%
MoA Small Cap Value Fund	1.8%
MoA Mid Cap Value Fund	0.9%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2045 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURMX

CP2045-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2050 Fund

MURNX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2050 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2050 Fund	$11	0.21%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$1,030,002,577
  Number of Portfolio Holdings10
  Portfolio Turnover Rate7.22%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.7%
MoA International Fund	23.3%
MoA Mid Cap Equity Index Fund	10.4%
MoA Core Bond Fund	7.5%
MoA Small Cap Growth Fund	2.2%
MoA Small Cap Value Fund	2.1%
MoA Mid Cap Value Fund	1.9%
MoA Small Cap Equity Index Fund	1.9%
MoA US Government Money Market Fund	1.9%
MoA Intermediate Bond Fund	1.1%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2050 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURNX

CP2050-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2055 Fund

MUROX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2055 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2055 Fund	$12	0.23%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$607,361,987
  Number of Portfolio Holdings10
  Portfolio Turnover Rate8.45%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	47.5%
MoA International Fund	24.9%
MoA Mid Cap Equity Index Fund	11.0%
MoA Core Bond Fund	6.3%
MoA Small Cap Equity Index Fund	2.7%
MoA Small Cap Value Fund	2.0%
MoA Small Cap Growth Fund	2.0%
MoA Mid Cap Value Fund	1.9%
MoA US Government Money Market Fund	0.9%
MoA Intermediate Bond Fund	0.8%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2055 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MUROX

CP2055-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2060 Fund

MURPX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2060 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2060 Fund	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$349,959,824
  Number of Portfolio Holdings10
  Portfolio Turnover Rate8.42%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	46.5%
MoA International Fund	26.1%
MoA Mid Cap Equity Index Fund	11.7%
MoA Core Bond Fund	4.4%
MoA Small Cap Value Fund	2.9%
MoA Small Cap Equity Index Fund	2.7%
MoA Small Cap Growth Fund	2.2%
MoA Mid Cap Value Fund	2.0%
MoA US Government Money Market Fund	0.9%
MoA Intermediate Bond Fund	0.6%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2060 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURPX

CP2060-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2065 Fund

MURQX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2065 Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2065 Fund	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$151,973,424
  Number of Portfolio Holdings10
  Portfolio Turnover Rate7.27%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	46.6%
MoA International Fund	25.6%
MoA Mid Cap Equity Index Fund	11.3%
MoA Core Bond Fund	3.4%
MoA Small Cap Value Fund	3.1%
MoA Small Cap Growth Fund	3.1%
MoA Mid Cap Value Fund	2.8%
MoA Small Cap Equity Index Fund	2.7%
MoA US Government Money Market Fund	0.8%
MoA Intermediate Bond Fund	0.6%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2065 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURQX

CP2065-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Clear Passage 2070 Fund

MURUX

This Semi-Annual Shareholder Report contains important information about the MoA Clear Passage 2070 Fund (the "Fund") for the period of May 2, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Clear Passage 2070 Fund	$1Footnote Reference(a)	0.08%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on operations from May 2, 2025 (commencement of operations) through June 30, 2025. Had the fund been open the entire reporting period, expenses shown in the table above would have been higher.
Footnote(b)	Annualized.

Fund Statistics

  Total Net Assets$1,686,190
  Number of Portfolio Holdings10
  Portfolio Turnover Rate0.01%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.9%
Short-Term and Other	-0.9%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	45.9%
MoA International Fund	25.1%
MoA Mid Cap Equity Index Fund	14.1%
MoA Small Cap Growth Fund	3.5%
MoA Small Cap Value Fund	3.5%
MoA Mid Cap Value Fund	3.0%
MoA Small Cap Equity Index Fund	2.0%
MoA Core Bond Fund	1.9%
MoA Intermediate Bond Fund	1.0%
MoA US Government Money Market Fund	0.9%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Clear Passage 2070 Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MURUX

CP2070-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Conservative Allocation Fund

MACAX

This Semi-Annual Shareholder Report contains important information about the MoA Conservative Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Conservative Allocation Fund	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$149,390,026
  Number of Portfolio Holdings6
  Portfolio Turnover Rate5.49%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Core Bond Fund	34.8%
MoA Equity Index Fund	25.5%
MoA Intermediate Bond Fund	24.2%
MoA International Fund	5.8%
MoA Mid Cap Equity Index Fund	5.0%
MoA US Government Money Market Fund	4.7%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Conservative Allocation Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MACAX

CONAL-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Moderate Allocation Fund

MAMOX

This Semi-Annual Shareholder Report contains important information about the MoA Moderate Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Moderate Allocation Fund	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$393,437,269
  Number of Portfolio Holdings5
  Portfolio Turnover Rate3.22%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	36.0%
MoA Core Bond Fund	23.3%
MoA International Fund	17.3%
MoA Intermediate Bond Fund	13.4%
MoA Mid Cap Equity Index Fund	10.0%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Moderate Allocation Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMOX

MODAL-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Aggressive Allocation Fund

MAANX

This Semi-Annual Shareholder Report contains important information about the MoA Aggressive Allocation Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Aggressive Allocation Fund	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$333,805,382
  Number of Portfolio Holdings7
  Portfolio Turnover Rate3.79%

What did the Fund invest in?

Asset Diversification (as a % of Net Assets)

Affiliated Mutual Funds	100.0%
Short-Term and Other	0.0%

Top 10 Investments (as a % of Net Assets)

MoA Equity Index Fund	36.9%
MoA International Fund	21.1%
MoA Mid Cap Equity Index Fund	17.4%
MoA Core Bond Fund	14.1%
MoA Small Cap Growth Fund	4.7%
MoA Small Cap Value Fund	4.4%
MoA Intermediate Bond Fund	1.4%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Aggressive Allocation Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAANX

AGGAL-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA US Government Money Market Fund

MAAXX

This Semi-Annual Shareholder Report contains important information about the MoA US Government Money Market Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA U.S. Government Money Market Fund	$11	0.22%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$529,708,374
  Number of Portfolio Holdings21
  Portfolio Turnover Rate0.00%

What did the Fund invest in?

Maturity Weightings (as % of investments)

Less than one month	69.9%
1-3 Months	30.1%

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA US Government Money Market Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAAXX

MMKT-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Intermediate Bond Fund

MAMBX

This Semi-Annual Shareholder Report contains important information about the MoA Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Intermediate Bond Fund	$23	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$892,026,634
  Number of Portfolio Holdings192
  Portfolio Turnover Rate27.30%

What did the Fund invest in?

Maturity Weightings (as % of investments)

Less than 1 year	1.1%
1-3 years	33.3%
3-5 years	35.4%
5-10 years	30.2%

Credit Rating Table*

AAA	2.0%
AA	44.2%
A	10.4%
BBB	42.6%
BB	0.8%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Intermediate Bond Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MAMBX

INBD-I-0625

Semi-Annual Shareholder Report  June 30, 2025

MoA Core Bond Fund

MABDX

This Semi-Annual Shareholder Report contains important information about the MoA Core Bond Fund (the "Fund") for the period of January 1, 2025 to June 30, 2025. You can find additional information about the fund at https://moafunds.com/docs. You can also request this information by contacting us at 800-914-8716.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MoA Core Bond Fund	$22	0.44%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Fund Statistics

  Total Net Assets$2,234,017,050
  Number of Portfolio Holdings569
  Portfolio Turnover Rate17.43%

What did the Fund invest in?

Maturity Weightings (as % of investments)

Less than 1 year	0.7%
1-3 years	9.7%
3-5 years	24.8%
5-10 years	20.3%
More than 10 years	44.5%

Credit Rating Table*

AAA	0.2%
AA	55.6%
A	10.1%
BBB	33.4%
BB	0.7%

* Ratings are based on Standard & Poor’s Corporation ratings. Credit Quality ratings reflect the credit quality of the underlying securities in the Fund’s portfolio and not that of the fund itself. Quality ratings are subject to change. Ratings range from AAA as the highest to Below B as the lowest credit quality rating.

Availability of Additional Information

You can find the Fund's prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information and other information at https:/moafunds.com/docs.

Householding

To reduce expense, the Funds may mail only one copy of the prospectus, and each annual and semiannual Tailored Shareholder report to those addresses shared by two or more accounts.

MoA Core Bond Fund

MoA Funds

320 Park Ave.

New York, NY 10022

MABDX

CORE-I-0625

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of MoA Funds Financial Statements and Additional Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

JUNE 30, 2025

MoA Funds Semi-Annual

Financial Statements and

Additional Information (Unaudited)

Equity Funds

•	MoA Small Cap Value Fund (MAVKX)

•	MoA Mid Cap Value Fund (MAMVX)

•	MoA Small Cap Growth Fund (MAGKX)

•	MoA International Fund (MAIFX)

•	MoA Equity Index Fund (MAEIX)

•	MoA Mid Cap Equity Index Fund (MAMEX)

•	MoA Small Cap Equity Index Fund (MASOX)

•	MoA Catholic Values Index FundTM (MACCX)

•	MoA All America Fund (MAAKX)

Fixed Income Funds

•	MoA Intermediate Bond Fund (MAMBX)

•	MoA Core Bond FundTM (MABDX)

•	MoA US Government Money Market Fund (MAAXX)

Asset Allocation Funds

•	MoA Conservative Allocation Fund (MACAX)

•	MoA Moderate Allocation Fund (MAMOX)

•	MoA Aggressive Allocation Fund (MAANX)

•	MoA Balanced Fund (MACHX)

Target Date Funds

•	MoA Retirement Income Fund (MARMX)

•	MoA Clear Passage 2020 FundTM (MURGX)

•	MoA Clear Passage 2025 FundTM (MURHX)

•	MoA Clear Passage 2030 FundTM (MURIX)

•	MoA Clear Passage 2035 FundTM (MURJX)

•	MoA Clear Passage 2040 FundTM (MURLX)

•	MoA Clear Passage 2045 FundTM (MURMX)

•	MoA Clear Passage 2050 FundTM (MURNX)

•	MoA Clear Passage 2055 FundTM (MUROX)

•	MoA Clear Passage 2060 FundTM (MURPX)

•	MoA Clear Passage 2065 FundTM (MURQX)

•	MoA Clear Passage 2070 FundTM (MURUX)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. MoA Funds distributed by Foreside Fund Services, LLC.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

MoAFunds.com

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (99.0%):
Basic Materials (1.5%)
Air Products and Chemicals, Inc.	24,757	$6,982,959
Albemarle Corp.	13,089	820,288
CF Industries Holdings, Inc.	18,024	1,658,208
Dow, Inc.	78,637	2,082,308
DuPont de Nemours, Inc. .	46,557	3,193,345
Eastman Chemical Co.	12,844	958,933
Ecolab, Inc.	28,070	7,563,181
Freeport-McMoRan, Inc .	159,774	6,926,203
International Flavors & Fragrances, Inc.	28,456	2,092,939
International Paper Co	58,728	2,750,232
Linde PLC	52,368	24,570,018
LyondellBasell Industries NV Cl A	28,605	1,655,085
Mosaic Co.	35,291	1,287,416
Newmont Corp	123,820	7,213,753
Nucor Corp	25,671	3,325,421
PPG Industries, Inc.	25,254	2,872,642
Sherwin-Williams Co.	25,649	8,806,841
Steel Dynamics, Inc.	15,360	1,966,234

		86,726,006

Communications (15.9%)
Airbnb, Inc. Cl A*	48,014	6,354,173
Alphabet, Inc. Cl A	647,465	114,102,757
Alphabet, Inc. Cl C	522,282	92,647,604
Amazon.com, Inc.*		230,608,508
Arista Networks, Inc.*	114,570	11,721,657
AT&T, Inc.	798,560	23,110,326
Booking Holdings, Inc.	3,621	20,962,838
CDW Corp.	14,650	2,616,343
Charter Communications, Inc. Cl A*	10,619	4,341,153
Cisco Systems, Inc.	442,578	30,706,062
Comcast Corp. Cl A	414,318	14,787,009
Corning, Inc.	85,752	4,509,698
DoorDash, Inc. Cl A*	38,143	9,402,631
eBay, Inc.	51,286	3,818,755
Expedia Group, Inc.	13,528	2,281,903
F5, Inc.*	6,390	1,880,705
FactSet Research Systems, Inc.	4,221	1,887,969
Fox Corp. Cl A	23,812	1,334,424
Fox Corp. Cl B	14,676	757,722
Gen Digital, Inc.	60,719	1,785,139
GoDaddy, Inc. Cl A*	15,851	2,854,131
Interpublic Group of Cos., Inc.	41,133	1,006,936
Juniper Networks, Inc.	36,833	1,470,742
Match Group, Inc.	27,281	842,710
Meta Platforms, Inc. Cl A .	241,537	178,276,044
Motorola Solutions, Inc.	18,569	7,807,522

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
Netflix, Inc.*	47,345	$63,401,110
News Corp. Cl A	41,963	1,247,140
News Corp. Cl B	12,399	425,410
Omnicom Group, Inc.	21,706	1,561,530
Palo Alto Networks, Inc.* .	73,657	15,073,168
Paramount Global Cl B	66,947	863,616
T-Mobile US, Inc.	53,053	12,640,408
Uber Technologies, Inc.*	232,638	21,705,125
VeriSign, Inc	8,984	2,594,579
Verizon Communications, Inc.	469,022	20,294,582
Walt Disney Co.	199,997	24,801,628
Warner Bros Discovery, Inc.*	250,465	2,870,329

		939,354,086

Consumer, Cyclical (8.0%)
Aptiv PLC*	24,223	1,652,493
AutoZone, Inc.*	1,861	6,908,460
Best Buy Co., Inc.	21,431	1,438,663
Caesars Entertainment, Inc.*	23,137	656,859
CarMax, Inc.*	16,948	1,139,075
Carnival Corp.*	116,804	3,284,529
Chipotle Mexican Grill, Inc.*	149,892	8,416,436
Copart, Inc.*	97,803	4,799,193
Costco Wholesale Corp.	49,358	48,861,459
Cummins, Inc	15,325	5,018,938
Darden Restaurants, Inc. .	13,018	2,837,534
Deckers Outdoor Corp.*	16,884	1,740,234
Delta Air Lines, Inc	72,639	3,572,386
Dollar General Corp	24,468	2,798,650
Dollar Tree, Inc.*	21,976	2,176,503
Domino’s Pizza, Inc.	3,810	1,716,786
DR Horton, Inc.	30,757	3,965,192
Fastenal Co.	127,628	5,360,376
Ford Motor Co.	434,502	4,714,347
General Motors Co.	106,959	5,263,452
Genuine Parts Co.	15,440	1,873,026
Hasbro, Inc	14,653	1,081,685
Hilton Worldwide Holdings, Inc.	26,444	7,043,095
Home Depot, Inc.	110,572	40,540,118
Las Vegas Sands Corp.	37,733	1,641,763
Lennar Corp. Cl A	25,831	2,857,167
Live Nation Entertainment, Inc.*	17,533	2,652,392
LKQ Corp.	28,719	1,062,890
Lowe’s Cos., Inc	62,267	13,815,179
Lululemon Athletica, Inc.* .	12,298	2,921,759
Marriott International, Inc. Cl A	25,291	6,909,754
McDonald’s Corp.	79,546	23,240,955

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
MGM Resorts International*	23,010	$791,314
NIKE, Inc. Cl B	131,061	9,310,573
Norwegian Cruise Line Holdings Ltd.*	49,706	1,008,038
NVR, Inc.*	333	2,459,425
O’Reilly Automotive, Inc.* .	95,099	8,571,273
PACCAR, Inc.	58,400	5,551,504
Pool Corp.	4,183	1,219,261
PulteGroup, Inc.	22,298	2,351,547
Ralph Lauren Corp.	4,436	1,216,706
Ross Stores, Inc.	36,583	4,667,259
Royal Caribbean Cruises Ltd.	27,793	8,703,100
Southwest Airlines Co.	63,397	2,056,599
Starbucks Corp.	126,422	11,584,048
Tapestry, Inc.	23,105	2,028,850
Target Corp.	50,547	4,986,462
Tesla, Inc.*	311,743	99,028,281
TJX Cos., Inc.	124,208	15,338,446
TKO Group Holdings, Inc.	7,457	1,356,801
Tractor Supply Co.	58,985	3,112,638
Ulta Beauty, Inc.*	5,023	2,349,860
United Airlines Holdings, Inc.*	36,334	2,893,276
Walgreens Boots Alliance, Inc.	79,846	916,632
Walmart, Inc.	480,646	46,997,566
Williams-Sonoma, Inc.	13,676	2,234,248
WW Grainger, Inc.	4,864	5,059,727
Wynn Resorts, Ltd.	9,791	917,123
Yum! Brands, Inc.	30,924	4,582,318

		473,254,223

Consumer, Non-cyclical (14.4%)
Abbott Laboratories	193,553	26,325,144
AbbVie, Inc.	196,509	36,476,001
Agilent Technologies, Inc. .	31,717	3,742,923
Align Technology, Inc.*	7,581	1,435,311
Altria Group, Inc.	187,393	10,986,852
Amgen, Inc.	59,818	16,701,784
Archer-Daniels-Midland Co.	53,449	2,821,038
Automatic Data Processing, Inc.	45,158	13,926,727
Avery Dennison Corp	8,697	1,526,063
Baxter International, Inc .	57,089	1,728,655
Becton Dickinson & Co.	31,884	5,492,019
Biogen, Inc.*	16,300	2,047,117
Bio-Techne Corp.	17,441	897,339
Boston Scientific Corp.*	164,585	17,678,075
Bristol-Myers Squibb Co. .	226,399	10,480,010
Brown-Forman Corp. Cl B	20,260	545,197
Bunge Global SA	14,952	1,200,347
Cardinal Health, Inc.	26,553	4,460,904

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Cencora, Inc	19,190	$5,754,122
Centene Corp.*	55,357	3,004,778
Charles River Laboratories International, Inc.*	5,465	829,204
Church & Dwight Co., Inc.	27,397	2,633,126
Cigna Group	29,720	9,824,838
Cintas Corp.	38,182	8,509,622
Clorox Co.	13,711	1,646,280
Coca-Cola Co.	430,931	30,488,368
Colgate-Palmolive Co.	90,157	8,195,271
Conagra Brands, Inc.	53,105	1,087,059
Constellation Brands, Inc. Cl A	17,030	2,770,440
Cooper Cos., Inc.*	22,247	1,583,097
Corpay, Inc.*	7,842	2,602,132
Corteva, Inc.	75,891	5,656,156
CVS Health Corp.	140,731	9,707,624
Danaher Corp.	70,860	13,997,684
DaVita, Inc.*	4,620	658,119
Dexcom, Inc.*	43,621	3,807,677
Edwards Lifesciences Corp.*	65,259	5,103,906
Elevance Health, Inc.	25,135	9,776,510
Eli Lilly & Co	87,510	68,216,670
Equifax, Inc.	13,816	3,583,456
Estee Lauder Cos., Inc. Cl A	26,055	2,105,244
GE HealthCare Technologies, Inc	50,938	3,772,978
General Mills, Inc.	60,920	3,156,265
Gilead Sciences, Inc.	138,384	15,342,634
Global Payments, Inc	27,132	2,171,645
HCA Healthcare, Inc.	19,270	7,382,337
Henry Schein, Inc.*	13,542	989,243
Hershey Co.	16,463	2,732,035
Hologic, Inc.*	24,792	1,615,447
Hormel Foods Corp.	32,423	980,796
Humana, Inc	13,426	3,282,388
IDEXX Laboratories, Inc.*.	8,947	4,798,634
Incyte Corp.*	17,873	1,217,151
Insulet Corp.*	7,829	2,459,715
Intuitive Surgical, Inc.*	39,873	21,667,387
IQVIA Holdings, Inc.*	18,284	2,881,376
J M Smucker Co.	11,838	1,162,492
Johnson & Johnson	267,671	40,886,745
Kellanova	29,910	2,378,742
Kenvue, Inc.	213,586	4,470,355
Keurig Dr Pepper, Inc.	151,096	4,995,234
Kimberly-Clark Corp.	36,913	4,758,824
Kraft Heinz Co.	96,117	2,481,741
Kroger Co	68,150	4,888,400
Labcorp Holdings, Inc.	9,311	2,444,231

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Lamb Weston Holdings, Inc.	15,699	$813,993
MarketAxess Holdings, Inc.	4,173	931,998
McCormick & Co., Inc.	28,110	2,131,300
McKesson Corp.	13,918	10,198,832
Medtronic PLC	142,680	12,437,416
Merck & Co., Inc.	279,348	22,113,188
Moderna, Inc.*	37,861	1,044,585
Molina Healthcare, Inc.*	6,030	1,796,337
Molson Coors Beverage Co. Cl B	19,061	916,643
Mondelez International, Inc. Cl A	144,045	9,714,395
Monster Beverage Corp.* .	78,116	4,893,186
Moody’s Corp	17,211	8,632,865
PayPal Holdings, Inc.*	108,193	8,040,904
PepsiCo, Inc.	152,530	20,140,061
Pfizer, Inc.	632,487	15,331,485
Philip Morris International, Inc.	173,159	31,537,449
Procter & Gamble Co.	260,826	41,554,798
Quanta Services, Inc.	16,486	6,233,027
Quest Diagnostics, Inc	12,419	2,230,825
Regeneron Pharmaceuticals, Inc.	11,553	6,065,325
ResMed, Inc	16,312	4,208,496
Revvity, Inc	13,113	1,268,289
Rollins, Inc.	31,271	1,764,310
S&P Global, Inc.	34,921	18,413,494
Solventum Corp.*	15,397	1,167,708
STERIS PLC	10,930	2,625,605
Stryker Corp	38,263	15,137,991
Sysco Corp.	53,928	4,084,507
The Campbell’s Company	21,893	671,020
Thermo Fisher Scientific, Inc.	41,996	17,027,698
Tyson Foods, Inc. Cl A	31,842	1,781,241
United Rentals, Inc.	7,232	5,448,589
UnitedHealth Group, Inc. .	100,918	31,483,388
Universal Health Services, Inc. Cl B	6,363	1,152,657
Verisk Analytics, Inc.	15,562	4,847,563
Vertex Pharmaceuticals, Inc.*	28,568	12,718,474
Viatris, Inc.	130,571	1,165,999
Waters Corp.*	6,620	2,310,645
West Pharmaceutical Services, Inc.	7,993	1,748,868
Zimmer Biomet Holdings, Inc.	22,011	2,007,623
Zoetis, Inc.	49,529	7,724,048

		848,446,509

	Shares	Value
COMMON STOCKS (Continued):
Energy (3.0%)
APA Corp.	40,144	$734,234
Baker Hughes Co.	110,219	4,225,796
Chevron Corp	180,684	25,872,142
ConocoPhillips	140,441	12,603,175
Coterra Energy, Inc.	84,911	2,155,041
Devon Energy Corp.	71,433	2,272,284
Diamondback Energy, Inc.	20,802	2,858,195
Enphase Energy, Inc.*	14,597	578,771
EOG Resources, Inc.	60,718	7,262,480
EQT Corp	66,596	3,883,879
Expand Energy Corp.	24,092	2,817,318
Exxon Mobil Corp.	479,481	51,688,052
First Solar, Inc.*	11,930	1,974,892
Halliburton Co.	95,642	1,949,184
Hess Corp.	30,842	4,272,851
Kinder Morgan, Inc.	215,063	6,322,852
Marathon Petroleum Corp.	34,178	5,677,308
Occidental Petroleum Corp.	78,827	3,311,522
ONEOK, Inc.	69,489	5,672,387
Phillips 66	45,327	5,407,511
Schlumberger NV	151,316	5,114,481
Targa Resources Corp	24,134	4,201,247
Texas Pacific Land Corp. .	2,096	2,214,193
Valero Energy Corp.	34,844	4,683,730
Williams Cos., Inc.	135,834	8,531,734

		176,285,259

Financial (14.8%)
Aflac, Inc.	54,132	5,708,761
Alexandria Real Estate Equities, Inc.	17,127	1,243,934
Allstate Corp.	29,460	5,930,593
American Express Co.	61,572	19,640,237
American International Group, Inc.	64,116	5,487,688
American Tower Corp.	52,079	11,510,501
Ameriprise Financial, Inc. .	10,594	5,654,336
Aon PLC Cl A	24,022	8,570,089
Apollo Global Management, Inc.	50,226	7,125,563
Arch Capital Group Ltd.	41,521	3,780,487
Arthur J Gallagher & Co .	28,490	9,120,219
Assurant, Inc.	5,641	1,114,041
AvalonBay Communities, Inc.	15,818	3,218,963
Bank of America Corp.	728,981	34,495,381
Bank of New York Mellon Corp	79,591	7,251,536
Berkshire Hathaway, Inc. Cl B*	203,999	99,096,594
Blackrock, Inc	16,201	16,998,899
Blackstone, Inc.	81,173	12,141,857
Brown & Brown, Inc.	31,155	3,454,155

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
BXP, Inc.	16,204	$1,093,284
Camden Property Trust	11,885	1,339,321
Capital One Financial Corp.	71,156	15,139,151
Cboe Global Markets, Inc.	11,649	2,716,663
CBRE Group, Inc. Cl A*	32,668	4,577,440
Charles Schwab Corp.	190,006	17,336,147
Chubb Ltd.	41,459	12,011,501
Cincinnati Financial Corp.	17,388	2,589,421
Citigroup, Inc.	207,783	17,686,489
Citizens Financial Group, Inc.	48,243	2,158,874
CME Group, Inc.	40,088	11,049,055
Coinbase Global, Inc. Cl A*	23,518	8,242,824
CoStar Group, Inc.*	46,934	3,773,494
Crown Castle, Inc.	48,444	4,976,652
Digital Realty Trust, Inc.	35,219	6,139,728
Equinix, Inc.	10,882	8,656,304
Equity Residential	38,041	2,567,387
Erie Indemnity Co. Cl A	2,774	961,995
Essex Property Trust, Inc.	7,162	2,029,711
Everest Group Ltd.	4,732	1,608,170
Extra Space Storage, Inc	23,608	3,480,763
Federal Realty Investment Trust	8,636	820,334
Fifth Third Bancorp	74,258	3,054,232
Franklin Resources, Inc.	34,493	822,658
Globe Life, Inc.	9,183	1,141,355
Goldman Sachs Group, Inc.	34,136	24,159,754
Hartford Insurance Group, Inc.	31,606	4,009,853
Healthpeak Properties, Inc.	77,288	1,353,313
Host Hotels & Resorts, Inc.	77,175	1,185,408
Huntington Bancshares, Inc.	162,067	2,716,243
Intercontinental Exchange, Inc.	63,814	11,707,955
Invesco Ltd	49,789	785,172
Invitation Homes, Inc.	63,416	2,080,045
Iron Mountain, Inc.	32,823	3,366,655
JPMorgan Chase & Co.	309,170	89,631,475
KeyCorp	109,730	1,911,497
Kimco Realty Corp	75,260	1,581,965
KKR & Co., Inc	75,302	10,017,425
Loews Corp.	19,363	1,774,813
M&T Bank Corp.	17,858	3,464,273
Marsh & McLennan Cos., Inc.	54,815	11,984,752
Mastercard, Inc. Cl A	90,238	50,708,342
MetLife, Inc.	62,732	5,044,907
Mid-America Apartment Communities, Inc	13,022	1,927,386
Morgan Stanley	137,427	19,357,967

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Nasdaq, Inc.	45,986	$4,112,068
Northern Trust Corp.	21,643	2,744,116
PNC Financial Services Group, Inc.	44,006	8,203,598
Principal Financial Group, Inc.	22,946	1,822,601
Progressive Corp.	65,216	17,403,542
Prologis, Inc.	103,230	10,851,538
Prudential Financial, Inc. .	39,381	4,231,095
Public Storage	17,564	5,153,629
Raymond James Financial, Inc.	20,201	3,098,227
Realty Income Corp.	100,466	5,787,846
Regency Centers Corp.	18,175	1,294,605
Regions Financial Corp.	100,005	2,352,118
SBA Communications Corp	11,953	2,807,042
Simon Property Group, Inc.	34,134	5,487,382
State Street Corp.	31,727	3,373,849
Synchrony Financial	42,348	2,826,305
T Rowe Price Group, Inc. .	24,510	2,365,215
Travelers Cos., Inc	25,205	6,743,346
Truist Financial Corp.	145,684	6,262,955
UDR, Inc.	33,539	1,369,397
US Bancorp	173,327	7,843,047
Ventas, Inc.	50,206	3,170,509
VICI Properties, Inc.	117,556	3,832,326
Visa, Inc. Cl A	190,345	67,581,992
W R Berkley Corp.	33,340	2,449,490
Wells Fargo & Co	362,023	29,005,283
Welltower, Inc	69,113	10,624,741
Weyerhaeuser Co.	80,685	2,072,798
Willis Towers Watson PLC	11,031	3,381,001

		874,537,648

Industrial (7.5%)
3M Co.	60,396	9,194,687
A O Smith Corp.	12,932	847,951
Allegion PLC	9,573	1,379,661
Amcor PLC	254,916	2,342,678
AMETEK, Inc.	25,684	4,647,777
Amphenol Corp. Cl A	134,565	13,288,294
Axon Enterprise, Inc.*	8,227	6,811,462
Ball Corp.	30,863	1,731,106
Boeing Co.*	83,881	17,575,586
Builders FirstSource, Inc.*	12,295	1,434,704
Carrier Global Corp.	88,699	6,491,880
Caterpillar, Inc.	52,322	20,311,924
CH Robinson Worldwide, Inc.	13,208	1,267,308
CSX Corp	208,986	6,819,213
Deere & Co.	28,081	14,278,908
Dover Corp	15,252	2,794,624

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Eaton Corp. PLC	43,532	$15,540,489
Emerson Electric Co.	62,577	8,343,391
Expeditors International of Washington, Inc	15,236	1,740,713
FedEx Corp.	24,523	5,574,323
Fortive Corp.	37,812	1,971,140
Garmin Ltd.	17,135	3,576,417
GE Vernova, Inc	30,364	16,067,111
Generac Holdings, Inc.*	6,573	941,319
General Dynamics Corp. .	28,025	8,173,771
General Electric Co.	118,634	30,535,205
Honeywell International, Inc.	71,498	16,650,454
Howmet Aerospace, Inc .	44,909	8,358,912
Hubbell, Inc.	5,938	2,425,139
Huntington Ingalls Industries, Inc.	4,365	1,053,973
IDEX Corp.	8,404	1,475,490
Illinois Tool Works, Inc.	29,662	7,333,929
Ingersoll Rand, Inc	44,884	3,733,451
Jabil, Inc	11,942	2,604,550
Jacobs Solutions, Inc	13,368	1,757,224
JB Hunt Transport Services, Inc.	8,718	1,251,905
Johnson Controls International PLC	73,207	7,732,123
Keysight Technologies, Inc.*	19,224	3,150,045
L3Harris Technologies, Inc.	20,798	5,216,970
Lennox International, Inc. .	3,552	2,036,148
Lockheed Martin Corp.	23,198	10,743,922
Martin Marietta Materials, Inc.	6,707	3,681,875
Masco Corp.	23,467	1,510,336
Mettler-Toledo International, Inc.*	2,313	2,717,127
Mohawk Industries, Inc.*	5,774	605,346
Nordson Corp	6,015	1,289,436
Norfolk Southern Corp.	25,081	6,419,984
Northrop Grumman Corp	15,052	7,525,699
Old Dominion Freight Line, Inc.	20,689	3,357,825
Otis Worldwide Corp.	43,908	4,347,770
Packaging Corp. of America	9,939	1,873,005
Parker-Hannifin Corp.	14,216	9,929,450
Pentair PLC	18,304	1,879,089
Ralliant Corp.*	1	48
Republic Services, Inc.	22,597	5,572,646
Rockwell Automation, Inc.	12,540	4,165,412
RTX Corp.	148,622	21,701,784
Smurfit WestRock PLC	55,169	2,380,542

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Snap-on, Inc	5,817	$1,810,134
Stanley Black & Decker, Inc.	17,211	1,166,045
TE Connectivity PLC	32,991	5,564,592
Teledyne Technologies, Inc.*	5,212	2,670,160
Textron, Inc.	20,085	1,612,625
Trane Technologies PLC	24,811	10,852,579
TransDigm Group, Inc.	6,248	9,500,959
Trimble, Inc.*	26,543	2,016,737
Union Pacific Corp.	66,469	15,293,187
United Parcel Service, Inc. Cl B	81,625	8,239,227
Veralto Corp.	27,574	2,783,595
Vulcan Materials Co	14,696	3,833,011
Waste Management, Inc. .	40,738	9,321,669
Westinghouse Air Brake Technologies Corp	19,037	3,985,396
Xylem, Inc.	27,072	3,502,034

		440,315,201

Technology (31.5%)
Accenture PLC Cl A	69,644	20,815,895
Adobe, Inc.*	47,415	18,343,915
Advanced Micro Devices, Inc.*	180,378	25,595,638
Akamai Technologies, Inc.*	16,266	1,297,376
Analog Devices, Inc.	55,176	13,132,992
ANSYS, Inc.*	9,780	3,434,932
Apple, Inc.		340,907,600
Applied Materials, Inc.	90,382	16,546,233
Autodesk, Inc.*	23,802	7,368,385
Broadcom, Inc.	523,083	144,187,829
Broadridge Financial Solutions, Inc.	13,067	3,175,673
Cadence Design Systems, Inc.*	30,376	9,360,364
Cognizant Technology Solutions Corp. Cl A	54,839	4,279,087
Crowdstrike Holdings, Inc. Cl A*	27,709	14,112,471
Dayforce, Inc.*	17,786	985,167
Dell Technologies, Inc. Cl C	33,328	4,086,013
Electronic Arts, Inc.	25,387	4,054,304
EPAM Systems, Inc.*	6,302	1,114,320
Fair Isaac Corp.*	2,708	4,950,116
Fidelity National Information Services, Inc.	58,450	4,758,415
Fiserv, Inc.*	61,680	10,634,249
Fortinet, Inc.*	70,675	7,471,761
Gartner, Inc.*	8,562	3,460,932
Hewlett Packard Enterprise Co.	146,133	2,988,420

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
HP, Inc.	104,874	$2,565,218
Intel Corp.	485,265	10,869,936
International Business Machines Corp.	103,393	30,478,189
Intuit, Inc.	31,100	24,495,293
Jack Henry & Associates, Inc.	8,100	1,459,377
KLA Corp.	14,712	13,178,127
Lam Research Corp	142,300	13,851,482
Leidos Holdings, Inc.	14,320	2,259,123
Microchip Technology, Inc.	59,831	4,210,307
Micron Technology, Inc.	124,327	15,323,303
Microsoft Corp.	826,857	411,286,940
Monolithic Power Systems, Inc.	5,326	3,895,330
MSCI, Inc.	8,608	4,964,578
NetApp, Inc.	22,629	2,411,120
NVIDIA Corp.		428,638,719
NXP Semiconductors NV .	28,105	6,140,661
ON Semiconductor Corp.*	46,489	2,436,488
Oracle Corp.	180,940	39,558,912
Palantir Technologies, Inc. Cl A*	236,639	32,258,628
Paychex, Inc.	35,662	5,187,395
Paycom Software, Inc.	5,421	1,254,419
PTC, Inc.*	13,345	2,299,877
QUALCOMM, Inc	122,061	19,439,435
Roper Technologies, Inc. .	11,960	6,779,406
Salesforce, Inc.	106,739	29,106,658
Seagate Technology Holdings PLC	23,608	3,407,343
ServiceNow, Inc.*	23,028	23,674,626
Skyworks Solutions, Inc .	16,702	1,244,633
Super Micro Computer, Inc.*	57,099	2,798,422
Synopsys, Inc.*	17,201	8,818,609
Take-Two Interactive Software, Inc.*	18,847	4,576,994
Teradyne, Inc.	17,847	1,604,802
Texas Instruments, Inc	101,065	20,983,115
Tyler Technologies, Inc.*	4,797	2,843,853
Western Digital Corp.	38,812	2,483,580

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Workday, Inc. Cl A*	24,100	$5,784,000
Zebra Technologies Corp. Cl A*	5,658	1,744,701

		1,861,375,686

Utilities (2.4%)
AES Corp.	79,198	833,163
Alliant Energy Corp.	28,577	1,728,051
Ameren Corp.	30,068	2,887,731
American Electric Power Co., Inc.	59,428	6,166,249
American Water Works Co., Inc.	21,694	3,017,852
Atmos Energy Corp.	17,670	2,723,124
CenterPoint Energy, Inc .	72,614	2,667,838
CMS Energy Corp.	33,277	2,305,431
Consolidated Edison, Inc	40,082	4,022,229
Constellation Energy Corp.	34,867	11,253,673
Dominion Energy, Inc	94,871	5,362,109
DTE Energy Co.	23,085	3,057,839
Duke Energy Corp.	86,468	10,203,224
Edison International	42,805	2,208,738
Entergy Corp.	49,654	4,127,240
Evergy, Inc.	25,597	1,764,401
Eversource Energy	40,870	2,600,149
Exelon Corp.	112,309	4,876,457
FirstEnergy Corp.	57,144	2,300,617
NextEra Energy, Inc	229,019	15,898,499
NiSource, Inc.	52,364	2,112,364
NRG Energy, Inc.	21,751	3,492,776
PG&E Corp.	244,488	3,408,163
Pinnacle West Capital Corp	13,282	1,188,341
PPL Corp.	82,241	2,787,147
Public Service Enterprise Group, Inc.	55,512	4,673,000
Sempra	72,552	5,497,265
Southern Co	122,268	11,227,870
Vistra Corp.	37,750	7,316,328
WEC Energy Group, Inc. .	35,503	3,699,413
Xcel Energy, Inc.	64,163	4,369,500

		139,776,781

Total Common Stocks (Cost: $2,659,233,342)		5,840,071,399

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.9%):
U.S. Government (0.9%)
U.S. Treasury Bill	A-1+	4.13	07/24/25	$4,000,000	$3,989,364
U.S. Treasury Bill	A-1+	4.28	08/05/25	37,000,000	36,846,852

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.9%) (Continued):
U.S. Treasury Bill(1)	A-1+	4.34	08/07/25	$12,500,000	$12,445,998

					53,282,214

Commercial Paper (0.0%)(2)
Automatic Data Processing, Inc.	A-1+	4.33	07/01/25	2,292,000	2,292,000

Total Short-Term Debt Securities (Cost: $55,574,214)					55,574,214

Total Investments (Cost: $2,714,807,556) 99.9%					5,895,645,613

Other Net Assets 0.1%					5,586,176

Net Assets 100.0%					$5,901,231,789

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
E-mini S&P 500 Stock Index	189	P	September 2025	$59,097,938	$1,658,875	1.0%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (97.1%):
Basic Materials (1.6%)
Air Products and Chemicals, Inc.	726	$204,776
Albemarle Corp.	384	24,065
Ashland, Inc.	17,526	881,207
Axalta Coating Systems Ltd.*	5,378	159,673
CF Industries Holdings, Inc.	528	48,576
Dow, Inc.	2,306	61,063
DuPont de Nemours, Inc. .	1,365	93,625
Eastman Chemical Co.	377	28,147
Ecolab, Inc.	823	221,749
FMC Corp.	3,957	165,205
Freeport-McMoRan, Inc .	4,685	203,095
Innospec, Inc.	5,167	434,493
International Flavors & Fragrances, Inc.	834	61,341
International Paper Co	1,722	80,641
Linde PLC	1,536	720,660
LyondellBasell Industries NV Cl A	839	48,545
Mosaic Co.	1,035	37,757
Newmont Corp	3,631	211,542
Nucor Corp	753	97,544
PPG Industries, Inc.	740	84,175
Quaker Chemical Corp.	6,862	768,132
Sherwin-Williams Co.	752	258,207
Steel Dynamics, Inc.	450	57,604

		4,951,822

Communications (9.9%)
Airbnb, Inc. Cl A*	1,408	186,335
Alphabet, Inc. Cl A	18,985	3,345,726
Alphabet, Inc. Cl C	15,315	2,716,728
Amazon.com, Inc.*	30,822	6,762,038
Arista Networks, Inc.*	3,359	343,659
AT&T, Inc.	23,473	679,309
Booking Holdings, Inc.	106	613,659
CDW Corp.	430	76,794
Charter Communications, Inc. Cl A*	311	127,140
Cisco Systems, Inc.	12,978	900,414
Comcast Corp. Cl A	12,149	433,598
Corning, Inc.	2,514	132,211
Credo Technology Group Holding, Ltd.*	6,666	617,205
DoorDash, Inc. Cl A*	1,118	275,598
eBay, Inc.	1,504	111,988
Expedia Group, Inc.	397	66,966
F5, Inc.*	187	55,038
FactSet Research Systems, Inc.	124	55,463
Fox Corp. Cl A	698	39,116
Fox Corp. Cl B	430	22,201

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
Gen Digital, Inc.	1,780	$52,332
GoDaddy, Inc. Cl A*	465	83,728
Interpublic Group of Cos., Inc.	1,206	29,523
Juniper Networks, Inc.	1,080	43,124
Match Group, Inc.	800	24,712
Meta Platforms, Inc. Cl A	7,082	5,227,153
Motorola Solutions, Inc.	544	228,730
Netflix, Inc.*	1,388	1,858,712
News Corp. Cl A	1,230	36,556
News Corp. Cl B	364	12,489
Omnicom Group, Inc.	636	45,754
Palo Alto Networks, Inc.*	4,662	954,032
Paramount Global Cl B	1,963	25,323
Q2 Holdings, Inc.*	4,027	376,887
Telephone and Data Systems, Inc.	16,558	589,134
T-Mobile US, Inc.	1,556	370,732
Uber Technologies, Inc.*	6,822	636,493
VeriSign, Inc	263	75,954
Verizon Communications, Inc.	13,753	595,092
Walt Disney Co.	5,864	727,195
Warner Bros Discovery, Inc.*	7,344	84,162

		29,639,003

Consumer, Cyclical (8.6%)
Aptiv PLC*	710	48,436
AutoZone, Inc.*	180	668,201
Best Buy Co., Inc.	628	42,158
Caesars Entertainment, Inc.*	678	19,248
CarMax, Inc.*	497	33,403
Carnival Corp.*	3,425	96,311
Chipotle Mexican Grill, Inc.*	4,395	246,779
Copart, Inc.*	2,868	140,733
Costco Wholesale Corp.	1,447	1,432,443
Cummins, Inc	449	147,048
Darden Restaurants, Inc. .	382	83,265
Deckers Outdoor Corp.*	495	51,020
Delta Air Lines, Inc	2,130	104,753
Dollar General Corp	717	82,010
Dollar Tree, Inc.*	644	63,782
Domino’s Pizza, Inc.	112	50,467
DR Horton, Inc.	902	116,286
Fastenal Co.	3,742	157,164
First Watch Restaurant Group, Inc.*	27,401	439,512
Ford Motor Co.	12,741	138,240
Fox Factory Holding Corp.*	10,492	272,162
Freshpet, Inc.*	2,221	150,939
General Motors Co.	3,136	154,323

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Genuine Parts Co.	453	$54,953
Golden Entertainment, Inc.	17,727	521,706
Hasbro, Inc	430	31,743
Hilton Worldwide Holdings, Inc.	775	206,414
Home Depot, Inc.	3,242	1,188,647
IMAX Corp.*	5,849	163,538
Installed Building Products, Inc.	3,415	615,793
Las Vegas Sands Corp.	1,106	48,122
Lennar Corp. Cl A	757	83,732
Live Nation Entertainment, Inc.*	514	77,758
LKQ Corp.	6,995	258,885
Lowe’s Cos., Inc	1,826	405,135
Lululemon Athletica, Inc.* .	361	85,766
Marriott International, Inc. Cl A	742	202,722
McDonald’s Corp.	2,333	681,633
MGM Resorts International*	675	23,213
Miller Industries, Inc	6,799	302,284
Murphy USA, Inc.	3,590	1,460,412
NIKE, Inc. Cl B	3,843	273,007
Norwegian Cruise Line Holdings Ltd.*	1,458	29,568
NVR, Inc.*	75	553,924
Ollie’s Bargain Outlet Holdings, Inc.*	2,910	383,480
OneSpaWorld Holdings, Ltd.	13,543	276,142
O’Reilly Automotive, Inc.* .	2,789	251,373
PACCAR, Inc.	1,712	162,743
Pool Corp.	123	35,852
PulteGroup, Inc.	654	68,971
Ralph Lauren Corp.	130	35,656
Ross Stores, Inc.	1,073	136,893
Royal Caribbean Cruises Ltd.	815	255,209
Southwest Airlines Co.	1,859	60,306
Starbucks Corp.	3,707	339,672
Tapestry, Inc	678	59,535
Target Corp.	1,482	146,199
Taylor Morrison Home Corp.*	15,388	945,131
Tesla, Inc.*	9,141	2,903,730
TJX Cos., Inc.	3,642	449,751
TKO Group Holdings, Inc.	219	39,847
Tractor Supply Co.	17,632	930,441
Ulta Beauty, Inc.*	147	68,770
United Airlines Holdings, Inc.*	1,065	84,806
Vail Resorts, Inc.	12,369	1,943,541

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
VSE Corp.	4,635	$607,092
Walgreens Boots Alliance, Inc.	2,341	26,875
Walmart, Inc	14,094	1,378,111
Williams-Sonoma, Inc.	401	65,511
Wingstop, Inc.	889	299,362
WW Grainger, Inc.	143	148,754
Wyndham Hotels & Resorts, Inc.	16,250	1,319,662
Wynn Resorts, Ltd.	287	26,883
Yum! Brands, Inc.	907	134,399

		25,592,335

Consumer, Non-cyclical (16.6%)
Abbott Laboratories	5,675	771,857
AbbVie, Inc	5,762	1,069,542
Addus HomeCare Corp.* .	4,057	467,326
Agilent Technologies, Inc. .	3,609	425,898
Align Technology, Inc.*	222	42,031
Alnylam Pharmaceuticals, Inc.*	3,515	1,146,206
Altria Group, Inc	5,495	322,172
Amgen, Inc	1,754	489,734
Amicus Therapeutics, Inc.*	18,245	104,544
Annexon, Inc.*	72,921	175,010
Archer-Daniels-Midland Co.	1,567	82,706
Arlo Technologies, Inc.*	49,133	833,296
Automatic Data Processing, Inc.	1,324	408,322
Avery Dennison Corp	255	44,745
Avidity Biosciences, Inc.* .	11,648	330,803
Axsome Therapeutics, Inc.*	2,908	303,566
Baxter International, Inc .	1,674	50,689
Becton Dickinson & Co.	935	161,054
Biogen, Inc.*	478	60,032
BioLife Solutions, Inc.*	43,836	944,227
Bio-Techne Corp.	3,938	202,610
Blueprint Medicines Corp.*	2,373	304,171
Boston Scientific Corp.*	4,826	518,361
Bristol-Myers Squibb Co. .	6,639	307,319
Brown-Forman Corp. Cl B	594	15,985
Bunge Global SA	438	35,163
Cardinal Health, Inc.	779	130,872
Cencora, Inc	563	168,816
Centene Corp.*	1,623	88,096
Charles River Laboratories International, Inc.*	160	24,277
Church & Dwight Co., Inc.	803	77,176
Cigna Group	871	287,935
Cintas Corp.	1,120	249,614
Clorox Co.	402	48,268
Coca-Cola Co.	12,636	893,997

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Coca-Cola Consolidated, Inc.	2,030	$226,650
Colgate-Palmolive Co.	2,644	240,340
Conagra Brands, Inc.	1,557	31,872
Constellation Brands, Inc. Cl A	499	81,177
Cooper Cos., Inc.*	2,740	194,978
Corcept Therapeutics, Inc.*	10,339	758,883
Corpay, Inc.*	230	76,319
Corteva, Inc.	2,225	165,829
Crimson Wine Group Ltd.*	37,737	207,554
CVS Health Corp.	4,127	284,680
Danaher Corp.	2,078	410,488
DaVita, Inc.*	135	19,231
Dexcom, Inc.*	3,771	329,171
Dyne Therapeutics, Inc.* .	3,560	33,891
Edwards Lifesciences Corp.*	1,914	149,694
Elevance Health, Inc.	737	286,664
Eli Lilly & Co	2,566	2,000,274
Encompass Health Corp. .	3,405	417,555
Equifax, Inc.	405	105,045
Estee Lauder Cos., Inc. Cl A	764	61,731
First Advantage Corp.*	109,645	1,821,203
GE HealthCare Technologies, Inc	1,494	110,661
General Mills, Inc.	1,786	92,533
Gilead Sciences, Inc.	4,058	449,910
Global Payments, Inc	796	63,712
HCA Healthcare, Inc.	565	216,452
HealthEquity, Inc.*	7,405	775,748
Henry Schein, Inc.*	397	29,001
Hershey Co.	483	80,154
Hologic, Inc.*	727	47,371
Hormel Foods Corp.	951	28,768
Humana, Inc	1,341	327,848
Huron Consulting Group, Inc.*	2,723	374,521
IDEXX Laboratories, Inc.*.	3,024	1,621,892
Incyte Corp.*	524	35,684
Insmed, Inc.*	5,808	584,517
Insulet Corp.*	891	279,934
Intuitive Surgical, Inc.*	1,169	635,246
IQVIA Holdings, Inc.*	3,923	618,226
iRhythm Technologies, Inc.*	1,521	234,173
J M Smucker Co.	347	34,075
Johnson & Johnson	7,849	1,198,935
Kellanova	877	69,748
Kenvue, Inc.	6,263	131,085
Keurig Dr Pepper, Inc.	4,431	146,489
Kimberly-Clark Corp.	1,082	139,491

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Kraft Heinz Co.	2,818	$72,761
Kroger Co	1,998	143,317
Krystal Biotech, Inc.*	2,321	319,045
Labcorp Holdings, Inc.	273	71,665
Lamb Weston Holdings, Inc.	18,248	946,159
Lantheus Holdings, Inc.*	3,067	251,065
LeMaitre Vascular, Inc.	2,374	197,161
Madrigal Pharmaceuticals, Inc.*	827	250,283
MarketAxess Holdings, Inc.	122	27,248
McCormick & Co., Inc.	824	62,476
McKesson Corp.	408	298,974
Medtronic PLC	4,184	364,719
Merck & Co., Inc.	8,191	648,400
Moderna, Inc.*	1,110	30,625
Molina Healthcare, Inc.*	177	52,728
Molson Coors Beverage Co. Cl B	559	26,882
Mondelez International, Inc. Cl A	4,224	284,867
Monster Beverage Corp.* .	2,291	143,508
Moody’s Corp	505	253,303
Neogen Corp.*	29,144	139,308
Nomad Foods Ltd.	13,660	232,083
Omnicell, Inc.*	7,801	229,349
Option Care Health, Inc.* .	5,401	175,425
OrthoPediatrics Corp.*	12,425	266,889
Paylocity Holding Corp.*	1,172	212,355
PayPal Holdings, Inc.*	3,172	235,743
PepsiCo, Inc	4,473	590,615
Performance Food Group Co.*	12,716	1,112,269
Pfizer, Inc.	18,546	449,555
Philip Morris International, Inc.	5,077	924,674
Procter & Gamble Co	7,648	1,218,479
Quanta Services, Inc.	1,524	576,194
Quest Diagnostics, Inc	364	65,385
Regeneron Pharmaceuticals, Inc.	339	177,975
Repligen Corp.*	2,140	266,173
ResMed, Inc	478	123,324
Revvity, Inc	385	37,237
Rollins, Inc.	917	51,737
S&P Global, Inc.	1,024	539,945
Shift4 Payments, Inc. Cl A*	12,844	1,272,969
Simply Good Foods Co.* .	5,207	164,489
Soleno Therapeutics, Inc.*	5,257	440,431
Solventum Corp.*	452	34,280
STERIS PLC	1,206	289,705
Stevanato Group SpA	46,780	1,142,835

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Stryker Corp	1,122	$443,897
Supernus Pharmaceuticals, Inc.*	13,558	427,348
Sysco Corp.	1,581	119,745
Tarsus Pharmaceuticals, Inc.*	9,115	369,249
Teleflex, Inc.	4,215	498,887
Tenet Healthcare Corp.*	1,772	311,872
The Campbell’s Company	642	19,677
Thermo Fisher Scientific, Inc.	1,231	499,121
TransUnion	5,477	481,976
Tyson Foods, Inc. Cl A	934	52,248
Ultragenyx Pharmaceutical, Inc.*	3,296	119,843
United Rentals, Inc.	212	159,721
UnitedHealth Group, Inc. .	2,959	923,119
Universal Health Services, Inc. Cl B	187	33,875
Vericel Corp.*	10,675	454,221
Verisk Analytics, Inc.	1,424	443,576
Vertex Pharmaceuticals, Inc.*	838	373,078
Viatris, Inc.	3,829	34,193
Waters Corp.*	194	67,714
West Pharmaceutical Services, Inc.	234	51,199
Xenon Pharmaceuticals, Inc.*	6,453	201,979
Zimmer Biomet Holdings, Inc.	645	58,830
Zoetis, Inc.	1,452	226,439

		49,602,239

Energy (4.0%)
APA Corp.	1,177	21,527
Baker Hughes Co.	19,916	763,580
Cheniere Energy, Inc.	3,320	808,486
Chevron Corp	5,298	758,621
ConocoPhillips	4,118	369,549
Coterra Energy, Inc.	2,490	63,196
Devon Energy Corp.	11,921	379,207
Diamondback Energy, Inc.	610	83,814
Enphase Energy, Inc.*	428	16,970
EOG Resources, Inc.	1,780	212,906
EQT Corp	1,953	113,899
Expand Energy Corp.	11,815	1,381,646
Exxon Mobil Corp.	14,060	1,515,668
First Solar, Inc.*	350	57,939
Halliburton Co.	2,804	57,146
Hess Corp.	904	125,240
Kinder Morgan, Inc.	6,306	185,396
Liberty Energy, Inc.	30,580	351,058

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Marathon Petroleum Corp.	1,002	$166,442
MPLX LP	4,575	235,658
Noble Corp. PLC	6,498	172,522
Northern Oil & Gas, Inc.	31,926	905,102
Occidental Petroleum Corp.	2,311	97,085
ONEOK, Inc.	2,038	166,362
Ovintiv, Inc.	10,887	414,250
Permian Resources Corp.	31,101	423,596
Phillips 66	1,329	158,550
Schlumberger NV	4,437	149,971
Targa Resources Corp	708	123,249
Texas Pacific Land Corp. .	62	65,496
Valaris Ltd.*	3,600	151,596
Valero Energy Corp.	1,022	137,377
Williams Cos., Inc.	20,949	1,315,807

		11,948,911

Financial (17.2%)
Aflac, Inc.	1,587	167,365
Alexandria Real Estate Equities, Inc.	502	36,460
Allstate Corp.	864	173,932
American Express Co.	1,805	575,759
American Financial Group, Inc.	3,487	440,094
American Healthcare REIT, Inc.	22,998	844,947
American International Group, Inc.	1,880	160,909
American Tower Corp.	1,527	337,498
Ameriprise Financial, Inc. .	2,903	1,549,418
Aon PLC Cl A	704	251,159
Apollo Global Management, Inc.	1,473	208,975
Arch Capital Group Ltd.	9,427	858,328
Arthur J Gallagher & Co .	835	267,300
Assurant, Inc.	165	32,586
AvalonBay Communities, Inc.	464	94,424
BancFirst Corp	2,501	309,174
Bank of America Corp.	21,376	1,011,512
Bank of New York Mellon Corp	2,334	212,651
Berkshire Hathaway, Inc. Cl B*	5,982	2,905,876
Blackrock, Inc	475	498,394
Blackstone, Inc.	2,380	356,000
Brixmor Property Group, Inc.	8,196	213,424
Brown & Brown, Inc.	7,665	849,819
BXP, Inc.	475	32,048
Camden Property Trust	7,986	899,942
Capital One Financial Corp.	2,087	444,030

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Cboe Global Markets, Inc.	342	$79,758
CBRE Group, Inc. Cl A*	958	134,235
Charles Schwab Corp.	5,571	508,298
Chubb Ltd.	1,216	352,300
Cincinnati Financial Corp	510	75,949
Citigroup, Inc.	6,093	518,636
Citizens Financial Group, Inc.	1,415	63,321
CME Group, Inc.	1,176	324,129
Coinbase Global, Inc. Cl A*	690	241,838
Core Scientific, Inc.*	42,272	721,583
CoStar Group, Inc.*	5,032	404,573
Cousins Properties, Inc.	10,353	310,901
Crown Castle, Inc.	1,421	145,979
CTO Realty Growth, Inc .	9,520	164,315
Curbline Properties Corp. .	21,420	489,019
Digital Realty Trust, Inc.	1,033	180,083
East West Bancorp, Inc.	4,050	408,969
Enterprise Financial Services Corp.	9,643	531,329
Equinix, Inc.	319	253,755
Equity Residential	1,115	75,251
Erie Indemnity Co. Cl A	82	28,437
Essent Group Ltd	11,067	672,099
Essential Properties Realty Trust, Inc.	6,637	211,787
Essex Property Trust, Inc.	210	59,514
Everest Group Ltd.	139	47,239
Extra Space Storage, Inc	692	102,028
Federal Realty Investment Trust	253	24,032
Fifth Third Bancorp	18,739	770,735
First Financial Bankshares, Inc.	28,933	1,041,009
Franklin Resources, Inc.	1,011	24,112
Gaming and Leisure Properties, Inc.	6,722	313,783
German American Bancorp, Inc.	13,233	509,603
Globe Life, Inc.	269	33,434
Goldman Sachs Group, Inc.	1,001	708,458
Hancock Whitney Corp.	9,687	556,034
Hartford Insurance Group, Inc.	3,629	460,411
Healthpeak Properties, Inc.	16,504	288,985
Host Hotels & Resorts, Inc.	2,263	34,760
Houlihan Lokey, Inc.	2,198	395,530
Huntington Bancshares, Inc.	4,752	79,644
Intercontinental Exchange, Inc.	1,871	343,272
Invesco Ltd	1,460	23,024

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Invitation Homes, Inc.	1,860	$61,008
Iron Mountain, Inc.	962	98,672
Janus Henderson Group PLC	20,378	791,482
JPMorgan Chase & Co.	9,066	2,628,324
KeyCorp	3,218	56,058
Kimco Realty Corp	2,207	46,391
Kite Realty Group Trust	18,613	421,584
KKR & Co., Inc	2,208	293,730
Loews Corp.	568	52,063
M&T Bank Corp.	4,394	852,392
Marsh & McLennan Cos., Inc.	1,607	351,354
Mastercard, Inc. Cl A	2,646	1,486,893
MetLife, Inc.	1,839	147,892
Mid-America Apartment Communities, Inc	382	56,540
Morgan Stanley	4,030	567,666
Nasdaq, Inc.	1,348	120,538
Northern Trust Corp.	635	80,512
Phillips Edison & Co., Inc.	5,836	204,435
PJT Partners, Inc. Cl A	4,366	720,434
PNC Financial Services Group, Inc.	1,290	240,482
PotlatchDeltic Corp.	7,463	286,355
Primerica, Inc	4,025	1,101,522
Principal Financial Group, Inc.	673	53,456
Progressive Corp.	1,912	510,236
Prologis, Inc.	3,027	318,198
Prudential Financial, Inc. .	1,155	124,093
Public Storage	515	151,111
Raymond James Financial, Inc.	3,409	522,838
Realty Income Corp.	2,946	169,719
Regency Centers Corp.	533	37,966
Regions Financial Corp.	2,932	68,961
Reinsurance Group of America, Inc	1,751	347,328
RLI Corp	6,884	497,162
Ryman Hospitality Properties, Inc.	1,744	172,080
Sabra Health Care REIT, Inc.	23,174	427,329
SBA Communications Corp	351	82,429
Selective Insurance Group, Inc.	8,743	757,581
ServisFirst Bancshares, Inc.	9,927	769,442
Simon Property Group, Inc.	1,001	160,921
SouthState Corp.	5,230	481,317

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
State Street Corp.	930	$98,896
Stifel Financial Corp	2,632	273,149
Stock Yards Bancorp, Inc.	9,312	735,462
Synchrony Financial	1,242	82,891
T Rowe Price Group, Inc. .	719	69,384
Terreno Realty Corp	6,600	370,062
Travelers Cos., Inc	739	197,712
TriCo Bancshares	8,980	363,600
Truist Financial Corp.	4,272	183,653
UDR, Inc.	983	40,136
UMB Financial Corp	5,292	556,507
US Bancorp	5,082	229,961
Ventas, Inc.	4,695	296,489
VICI Properties, Inc.	3,447	112,372
Visa, Inc. Cl A	5,581	1,981,534
W R Berkley Corp.	978	71,854
Wells Fargo & Co	10,615	850,474
Welltower, Inc	4,752	730,525
Weyerhaeuser Co.	11,850	304,427
Willis Towers Watson PLC	323	99,000
Wintrust Financial Corp.	4,258	527,907
Xenia Hotels & Resorts, Inc.	19,263	242,136

		51,180,800

Industrial (12.9%)
3M Co.	1,756	267,333
A O Smith Corp.	379	24,851
Advanced Energy Industries, Inc.	2,310	306,075
Allegion PLC	281	40,498
Amcor PLC	7,475	68,695
AMETEK, Inc.	7,381	1,335,666
Amphenol Corp. Cl A	15,933	1,573,384
Applied Industrial Technologies, Inc	5,555	1,291,260
Arcosa, Inc.	3,836	332,620
Axon Enterprise, Inc.*	1,359	1,125,170
Ball Corp.	905	50,761
Boeing Co.*	2,460	515,444
Builders FirstSource, Inc.*	6,585	768,404
Carlisle Cos., Inc.	2,129	794,969
Carrier Global Corp.	2,601	190,367
Casella Waste Systems, Inc. Cl A*	3,096	357,216
Caterpillar, Inc.	1,534	595,514
CH Robinson Worldwide, Inc.	387	37,133
Chart Industries, Inc.*	2,307	379,848
Clean Harbors, Inc.*	3,874	895,591
Crane Co.	2,687	510,234
Crown Holdings, Inc	12,040	1,239,879
CSX Corp	6,128	199,957

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Deere & Co.	823	$418,487
Dover Corp	2,178	399,075
Eaton Corp. PLC	1,276	455,519
EMCOR Group, Inc.	1,090	583,030
Emerson Electric Co.	1,835	244,661
Enpro, Inc	3,043	582,887
ESCO Technologies, Inc. .	7,716	1,480,469
Expeditors International of Washington, Inc	447	51,070
Exponent, Inc	3,831	286,214
Fabrinet*	1,813	534,255
Federal Signal Corp	6,997	744,621
FedEx Corp.	719	163,436
Fortive Corp.	1,120	58,386
Garmin Ltd.	502	104,777
GE Vernova, Inc	890	470,944
Generac Holdings, Inc.*	193	27,640
General Dynamics Corp. .	822	239,745
General Electric Co.	3,479	895,460
Graco, Inc.	7,119	612,020
HEICO Corp. Cl A	2,832	732,780
Honeywell International, Inc.	2,096	488,116
Howmet Aerospace, Inc .	1,317	245,133
Hubbell, Inc.	174	71,063
Huntington Ingalls Industries, Inc.	129	31,148
Ichor Holdings Ltd.*	7,444	146,200
IDEX Corp.	246	43,190
Illinois Tool Works, Inc.	870	215,108
Ingersoll Rand, Inc	1,316	109,465
Jabil, Inc	350	76,335
Jacobs Solutions, Inc	392	51,528
JB Hunt Transport Services, Inc.	256	36,762
Johnson Controls International PLC	2,147	226,766
Keysight Technologies, Inc.*	564	92,417
L3Harris Technologies, Inc.	610	153,012
Lennox International, Inc. .	104	59,617
Lockheed Martin Corp.	680	314,935
Martin Marietta Materials, Inc.	197	108,145
Masco Corp.	688	44,280
Materion Corp.	3,481	276,287
Mercury Systems, Inc.*	10,605	571,185
Mettler-Toledo International, Inc.*	68	79,881
Middleby Corp.*	3,336	480,384
Modine Manufacturing Co.*	4,758	468,663
Mohawk Industries, Inc.*	169	17,718

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Mueller Industries, Inc.	12,688	$1,008,315
Nordson Corp	176	37,729
Norfolk Southern Corp.	735	188,138
Northrop Grumman Corp	441	220,491
Novanta, Inc.*	2,471	318,586
Old Dominion Freight Line, Inc.	607	98,516
Otis Worldwide Corp.	1,287	127,439
Packaging Corp. of America	291	54,839
Parker-Hannifin Corp.	417	291,262
Pentair PLC	537	55,128
Ralliant Corp.*	0	16
RBC Bearings, Inc.*	2,901	1,116,305
Republic Services, Inc.	663	163,502
Rockwell Automation, Inc.	368	122,239
RTX Corp.	4,358	636,355
Saia, Inc.*	1,834	502,498
Simpson Manufacturing Co., Inc.	1,886	292,915
Smurfit WestRock PLC	1,618	69,817
Snap-on, Inc	171	53,212
SPX Technologies, Inc.*	1,236	207,252
Stanley Black & Decker, Inc.	505	34,214
Sterling Infrastructure, Inc.*	2,841	655,504
TE Connectivity PLC	967	163,104
Teledyne Technologies, Inc.*	2,018	1,033,842
Textron, Inc.	589	47,291
Trane Technologies PLC	728	318,434
TransDigm Group, Inc.	183	278,277
Trimble, Inc.*	778	59,112
TTM Technologies, Inc.*	11,110	453,510
UFP Industries, Inc.	9,013	895,532
Union Pacific Corp.	1,949	448,426
United Parcel Service, Inc. Cl B	2,393	241,549
Veralto Corp.	3,242	327,280
Vontier Corp.	13,788	508,777
Vulcan Materials Co	2,246	585,802
Waste Management, Inc. .	1,195	273,440
Westinghouse Air Brake Technologies Corp	558	116,817
Xylem, Inc.	794	102,712

		38,501,860

Technology (22.7%)
Accenture PLC Cl A	2,042	610,333
Adobe, Inc.*	1,390	537,763
Advanced Micro Devices, Inc.*	5,289	750,509
Agilysys, Inc.*	4,324	495,703

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Akamai Technologies, Inc.*	477	$38,045
Analog Devices, Inc.	1,618	385,116
ANSYS, Inc.*	287	100,800
Apple, Inc.	48,722	9,996,293
Applied Materials, Inc.	2,650	485,135
Atlassian Corp. Cl A*	2,741	556,670
Autodesk, Inc.*	698	216,080
BlackLine, Inc.*	8,042	455,338
Broadcom, Inc.	15,338	4,227,920
Broadridge Financial Solutions, Inc.	383	93,080
Cadence Design Systems, Inc.*	891	274,562
Cloudflare, Inc. Cl A*	3,667	718,109
Cognizant Technology Solutions Corp. Cl A	1,608	125,472
Crowdstrike Holdings, Inc. Cl A*	813	414,069
CyberArk Software, Ltd.* .	2,461	1,001,332
Datadog, Inc. Cl A*	3,219	432,408
Dayforce, Inc.*	522	28,914
Dell Technologies, Inc. Cl C	977	119,780
Digi International, Inc.*	7,334	255,663
Electronic Arts, Inc.	744	118,817
EPAM Systems, Inc.*	1,057	186,899
ExlService Holdings, Inc.*	8,909	390,125
Fair Isaac Corp.*	79	144,409
Fidelity National Information Services, Inc.	1,714	139,537
Fiserv, Inc.*	1,809	311,890
Fortinet, Inc.*	2,072	219,052
Gartner, Inc.*	251	101,459
Grid Dynamics Holdings, Inc.*	25,597	295,645
Guidewire Software, Inc.* .	2,122	499,625
Hewlett Packard Enterprise Co.	4,285	87,628
HP, Inc.	3,075	75,214
HubSpot, Inc.*	1,031	573,886
Intel Corp.	14,229	318,730
International Business Machines Corp.	3,032	893,773
Intuit, Inc.	912	718,319
Jack Henry & Associates, Inc.	238	42,880
KLA Corp.	431	386,064
Lam Research Corp	4,173	406,200
Leidos Holdings, Inc.	420	66,259
Microchip Technology, Inc.	1,754	123,429
Micron Technology, Inc.	3,646	449,369
Microsoft Corp.	24,246	12,060,203
MKS, Inc.	1,677	166,627

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Monolithic Power Systems, Inc.	518	$378,855
MSCI, Inc.	820	472,927
NetApp, Inc.	664	70,749
NVIDIA Corp.	79,554	12,568,736
NXP Semiconductors NV .	824	180,036
Okta, Inc.*	3,177	317,605
ON Semiconductor Corp.*	7,945	416,397
Onto Innovation, Inc.*	1,580	159,469
Oracle Corp.	5,306	1,160,051
Palantir Technologies, Inc. Cl A*	6,939	945,924
Paychex, Inc.	1,046	152,151
Paycom Software, Inc.	159	36,793
PDF Solutions, Inc.*	6,873	146,945
PTC, Inc.*	2,162	372,599
QUALCOMM, Inc	3,579	569,992
Rambus, Inc.*	6,610	423,172
Roper Technologies, Inc. .	2,765	1,567,313
Salesforce, Inc.	3,130	853,520
Seagate Technology Holdings PLC	692	99,876
ServiceNow, Inc.*	675	693,954
Simulations Plus, Inc.	6,097	106,393
Skyworks Solutions, Inc .	490	36,515
Super Micro Computer, Inc.*	1,674	82,043
Synopsys, Inc.*	1,202	616,241
Take-Two Interactive Software, Inc.*	5,766	1,400,273
Teradyne, Inc.	523	47,028
Texas Instruments, Inc	2,964	615,386
Tyler Technologies, Inc.*	141	83,590
Varonis Systems, Inc.*	6,257	317,543
Veeva Systems, Inc. Cl A*	2,777	799,720
Western Digital Corp.	1,138	72,821
Workday, Inc. Cl A*	707	169,680
Workiva, Inc.*	6,504	445,199
Zebra Technologies Corp. Cl A*	166	51,188

		67,525,817

	Shares	Value
COMMON STOCKS (Continued):
Utilities (3.6%)
AES Corp.	2,322	$24,427
Alliant Energy Corp.	838	50,674
Ameren Corp.	882	84,707
American Electric Power Co., Inc.	1,743	180,854
American Water Works Co., Inc.	636	88,474
Atmos Energy Corp.	2,458	378,802
Black Hills Corp.	6,979	391,522
CenterPoint Energy, Inc .	2,129	78,219
Chesapeake Utilities Corp.	3,512	422,213
CMS Energy Corp.	976	67,617
Consolidated Edison, Inc	1,175	117,911
Constellation Energy Corp.	1,022	329,861
Dominion Energy, Inc	2,782	157,239
DTE Energy Co.	677	89,675
Duke Energy Corp.	2,535	299,130
Edison International	1,255	64,758
Entergy Corp.	6,224	517,339
Evergy, Inc.	15,801	1,089,163
Eversource Energy	1,198	76,217
Exelon Corp.	3,293	142,982
FirstEnergy Corp.	1,676	67,476
H2O America	8,123	422,152
NextEra Energy, Inc	6,715	466,155
NiSource, Inc.	27,516	1,109,995
Northwestern Energy Group, Inc.	7,292	374,080
NRG Energy, Inc.	11,326	1,818,729
PG&E Corp.	7,169	99,936
Pinnacle West Capital Corp	389	34,804
PPL Corp.	2,412	81,743
Public Service Enterprise Group, Inc.	1,628	137,045
Sempra	2,127	161,163
Southern Co	3,585	329,211
Spire, Inc.	5,980	436,480
Vistra Corp.	1,107	214,548
WEC Energy Group, Inc. .	1,041	108,472
Xcel Energy, Inc.	1,881	128,096

		10,641,869

Total Common Stocks (Cost: $197,301,467)		289,584,656

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.5%):
U.S. Government (0.5%)
U.S. Treasury Bill	A-1+	4.21	07/24/25	$750,000	$747,992
U.S. Treasury Bill(1)	A-1+	4.34	08/07/25	600,000	597,408

					1,345,400

Total Short-Term Debt Securities (Cost: $1,345,400)					1,345,400

			Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.7%)
Dreyfus Treasury Securities Cash Management, Institutional Shares			4.11	$5,028,692	$5,028,692

Total Temporary Cash Investment (Cost: $5,028,692)					5,028,692

Total Investments (Cost: $203,675,559) 99.3%					295,958,748

Other Net Assets 0.7%					1,984,530

Net Assets 100.0%					$297,943,278

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments
E-mini S&P 500 Stock Index	11	P	September 2025	$3,439,563	$61,525	1.2%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (99.2%):
Basic Materials (3.5%)
Ashland, Inc.	92,084	$4,629,984
Innospec, Inc.	37,868	3,184,320
Quaker Chemical Corp.	46,532	5,208,792

		13,023,096

Communications (2.0%)
Telephone and Data Systems, Inc.	214,537	7,633,226

Consumer, Cyclical (11.3%)
First Watch Restaurant Group, Inc.*	145,761	2,338,006
Fox Factory Holding Corp.*	141,635	3,674,012
Golden Entertainment, Inc.	100,350	2,953,301
Installed Building Products, Inc.	20,712	3,734,788
Miller Industries, Inc	84,715	3,766,429
Taylor Morrison Home Corp.*	90,359	5,549,850
Vail Resorts, Inc.	39,973	6,280,957
VSE Corp.	63,342	8,296,535
Wyndham Hotels & Resorts, Inc.	68,985	5,602,272

		42,196,150

Consumer, Non-cyclical (14.5%)
Annexon, Inc.*	491,343	1,179,223
Arlo Technologies, Inc.*	289,876	4,916,297
Avidity Biosciences, Inc.* .	83,175	2,362,170
BioLife Solutions, Inc.*	292,061	6,290,994
Corcept Therapeutics, Inc.*	46,568	3,418,091
Crimson Wine Group Ltd.*	507,142	2,789,281
First Advantage Corp.*	413,952	6,875,743
Krystal Biotech, Inc.*	12,896	1,772,684
Nomad Foods Ltd.	186,668	3,171,489
Omnicell, Inc.*	77,634	2,282,440
Soleno Therapeutics, Inc.*	19,628	1,644,434
Stevanato Group SpA	337,390	8,242,438
Supernus Pharmaceuticals, Inc.*	119,069	3,753,055
Tarsus Pharmaceuticals, Inc.*	55,647	2,254,260
Vericel Corp.*	72,219	3,072,918
Xenon Pharmaceuticals, Inc.*	37,581	1,176,285

		55,201,802

Energy (5.8%)
Liberty Energy, Inc.	219,439	2,519,160
Noble Corp. PLC	88,925	2,360,959
Northern Oil & Gas, Inc.	209,130	5,928,836
Ovintiv, Inc.	140,411	5,342,639

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Permian Resources Corp.	412,756	$5,621,737

		21,773,331

Financial (41.6%)
American Healthcare REIT, Inc.	294,176	10,808,025
BancFirst Corp	31,243	3,862,260
Core Scientific, Inc.*	240,005	4,096,885
Cousins Properties, Inc.	143,231	4,301,227
CTO Realty Growth, Inc .	127,797	2,205,776
Curbline Properties Corp. .	145,211	3,315,167
Enterprise Financial Services Corp.	124,994	6,887,169
Essent Group Ltd	141,496	8,593,052
Essential Properties Realty Trust, Inc.	85,262	2,720,710
First Financial Bankshares, Inc.	186,383	6,706,060
German American Bancorp, Inc.	181,073	6,973,121
Hancock Whitney Corp.	124,684	7,156,862
Janus Henderson Group PLC	159,220	6,184,105
Kite Realty Group Trust	243,258	5,509,794
PJT Partners, Inc. Cl A	13,819	2,280,273
PotlatchDeltic Corp.	95,202	3,652,901
RLI Corp	88,194	6,369,371
Sabra Health Care REIT, Inc.	297,204	5,480,442
Selective Insurance Group, Inc.	71,495	6,195,042
ServisFirst Bancshares, Inc.	71,192	5,518,092
SouthState Corp.	68,418	6,296,509
Stifel Financial Corp	36,400	3,777,592
Stock Yards Bancorp, Inc.	124,999	9,872,421
Terreno Realty Corp	58,186	3,262,489
TriCo Bancshares	114,382	4,631,327
UMB Financial Corp	67,141	7,060,548
Wintrust Financial Corp.	58,259	7,222,951
Xenia Hotels & Resorts, Inc.	263,457	3,311,654

		154,251,825

Industrial (13.9%)
Arcosa, Inc.	49,169	4,263,444
Enpro, Inc	39,008	7,471,982
Ichor Holdings Ltd.*	100,613	1,976,039
Materion Corp.	27,101	2,151,006
Mercury Systems, Inc.*	69,979	3,769,069
Middleby Corp.*	24,475	3,524,400
Mueller Industries, Inc.	122,582	9,741,592

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Simpson Manufacturing Co., Inc.	24,043	$3,734,118
TTM Technologies, Inc.*	141,615	5,780,724
UFP Industries, Inc.	66,713	6,628,604
Vontier Corp.	86,482	3,191,186

		52,232,164

	Shares	Value
COMMON STOCKS (Continued):
Technology (0.9%)
Digi International, Inc.*	95,373	$3,324,703

Utilities (5.7%)
Black Hills Corp.	90,526	5,078,509
H2O America	106,106	5,514,329
Northwestern Energy Group, Inc.	94,584	4,852,159
Spire, Inc.	76,253	5,565,706

		21,010,703

Total Common Stocks (Cost: $321,093,290)		370,647,000

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.8%):
U.S. Government (0.8%)
U.S. Treasury Bill	A-1+	4.24	07/08/25	$3,000,000	$2,997,542

Total Short-Term Debt Securities (Cost: $2,997,542)					2,997,542

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	4.11	$1,153,586	$1,153,586

Total Temporary Cash Investment (Cost: $1,153,586)			1,153,586

Total Investments (Cost: $325,244,418) 100.3%			374,798,128

Other Net Assets -0.3%			(1,122,776)

Net Assets 100.0%			$373,675,352

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (98.2%):
Basic Materials (1.9%)
Innospec, Inc.	29,132	$2,449,710
Quaker Chemical Corp.	46,481	5,203,083

		7,652,793

Communications (3.3%)
Credo Technology Group Holding, Ltd.*	87,647	8,115,236
Q2 Holdings, Inc.*	53,613	5,017,640

		13,132,876

Consumer, Cyclical (9.8%)
First Watch Restaurant Group, Inc.*	221,418	3,551,545
Freshpet, Inc.*	29,187	1,983,549
Golden Entertainment, Inc.	127,396	3,749,264
IMAX Corp.*	75,892	2,121,940
Installed Building Products, Inc.	23,781	4,288,190
Murphy USA, Inc.	15,141	6,159,359
Ollie’s Bargain Outlet Holdings, Inc.*	38,655	5,093,956
OneSpaWorld Holdings, Ltd.	179,270	3,655,315
Taylor Morrison Home Corp.*	40,548	2,490,458
Vail Resorts, Inc.	36,432	5,724,560

		38,818,136

Consumer, Non-cyclical (29.3%)
Addus HomeCare Corp.* .	54,310	6,255,969
Amicus Therapeutics, Inc.*	253,455	1,452,297
Annexon, Inc.*	491,909	1,180,582
Arlo Technologies, Inc.*	371,337	6,297,876
Avidity Biosciences, Inc.* .	76,991	2,186,544
Axsome Therapeutics, Inc.*	40,395	4,216,834
BioLife Solutions, Inc.*	283,422	6,104,910
Blueprint Medicines Corp.*	31,174	3,995,883
Coca-Cola Consolidated, Inc.	28,170	3,145,180
Corcept Therapeutics, Inc.*	84,979	6,237,459
Dyne Therapeutics, Inc.* .	47,451	451,734
First Advantage Corp.*	354,701	5,891,584
HealthEquity, Inc.*	44,282	4,638,982
Huron Consulting Group, Inc.*	33,669	4,630,834
Insmed, Inc.*	80,684	8,120,038
iRhythm Technologies, Inc.*	21,131	3,253,329
Krystal Biotech, Inc.*	19,291	2,651,741
Lantheus Holdings, Inc.*	40,257	3,295,438
LeMaitre Vascular, Inc.	32,982	2,739,155
Madrigal Pharmaceuticals, Inc.*	11,482	3,474,912
Neogen Corp.*	404,875	1,935,302

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Omnicell, Inc.*	30,415	$894,201
Option Care Health, Inc.* .	75,033	2,437,072
OrthoPediatrics Corp.*	172,608	3,707,620
Simply Good Foods Co.* .	65,748	2,076,979
Soleno Therapeutics, Inc.*	52,430	4,392,585
Stevanato Group SpA	307,341	7,508,341
Supernus Pharmaceuticals, Inc.*	67,438	2,125,646
Tarsus Pharmaceuticals, Inc.*	65,468	2,652,109
Tenet Healthcare Corp.*	23,589	4,151,664
Vericel Corp.*	75,786	3,224,694
Xenon Pharmaceuticals, Inc.*	49,713	1,556,017

		116,883,511

Energy (3.4%)
Expand Energy Corp.	23,895	2,794,281
Liberty Energy, Inc.	210,456	2,416,035
Northern Oil & Gas, Inc.	224,609	6,367,665
Valaris Ltd.*	50,014	2,106,090

		13,684,071

Financial (11.6%)
Core Scientific, Inc.*	308,223	5,261,367
Curbline Properties Corp. .	131,917	3,011,665
First Financial Bankshares, Inc.	196,435	7,067,731
Houlihan Lokey, Inc.	29,441	5,297,908
Phillips Edison & Co., Inc.	81,078	2,840,162
PJT Partners, Inc. Cl A	43,775	7,223,313
Primerica, Inc	15,984	4,374,341
Ryman Hospitality Properties, Inc.	24,223	2,390,083
Selective Insurance Group, Inc.	44,818	3,883,480
ServisFirst Bancshares, Inc.	62,298	4,828,718

		46,178,768

Industrial (24.8%)
Advanced Energy Industries, Inc.	32,094	4,252,455
Applied Industrial Technologies, Inc	26,112	6,069,734
Casella Waste Systems, Inc. Cl A*	43,010	4,962,494
Chart Industries, Inc.*	30,744	5,062,000
EMCOR Group, Inc.	8,223	4,398,401
ESCO Technologies, Inc. .	61,989	11,893,829
Exponent, Inc	50,716	3,788,992
Fabrinet*	24,076	7,094,716
Federal Signal Corp	93,401	9,939,734

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Materion Corp.	20,858	$1,655,499
Mercury Systems, Inc.*	67,269	3,623,108
Modine Manufacturing Co.*	63,118	6,217,123
Novanta, Inc.*	32,907	4,242,700
RBC Bearings, Inc.*	16,267	6,259,542
Saia, Inc.*	7,417	2,032,184
SPX Technologies, Inc.*	17,170	2,879,066
Sterling Infrastructure, Inc.*	37,726	8,704,520
UFP Industries, Inc.	57,492	5,712,405

		98,788,502

Technology (12.7%)
Agilysys, Inc.*	57,566	6,599,366
BlackLine, Inc.*	111,720	6,325,586

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
CyberArk Software, Ltd.* .	15,610	$6,351,397
ExlService Holdings, Inc.*	123,770	5,419,888
Grid Dynamics Holdings, Inc.*	355,595	4,107,122
Onto Innovation, Inc.*	21,956	2,216,019
PDF Solutions, Inc.*	95,482	2,041,405
Rambus, Inc.*	91,827	5,878,765
Simulations Plus, Inc.	84,698	1,477,980
Varonis Systems, Inc.*	86,917	4,411,038
Workiva, Inc.*	86,597	5,927,565

		50,756,131

Utilities (1.4%)
Chesapeake Utilities Corp.	46,748	5,620,045

Total Common Stocks (Cost: $321,306,884)		391,514,833

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.0%):
Commercial Paper (1.0%)
Automatic Data Processing, Inc.	A-1+	4.33	07/01/25	$3,900,000	$3,900,000

Total Short-Term Debt Securities (Cost: $3,900,000)					3,900,000

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional Shares	4.11	$84,571	$84,571

Total Temporary Cash Investment (Cost: $84,571)			84,571

Total Investments (Cost: $325,291,455) 99.2%			395,499,404

Other Net Assets 0.8%			3,314,771

Net Assets 100.0%			$398,814,175

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (99.8%):
Basic Materials (3.9%)
AdvanSix, Inc	3,444	$81,795
Balchem Corp.	4,190	667,048
Celanese Corp	14,054	777,608
Century Aluminum Co.*	6,712	120,950
Chemours Co	19,227	220,149
Element Solutions, Inc.	28,660	649,149
FMC Corp.	16,046	669,921
Hawkins, Inc	2,431	345,445
HB Fuller Co.	6,962	418,764
Ingevity Corp.*	4,684	201,834
Innospec, Inc.	3,206	269,593
Kaiser Aluminum Corp.	2,056	164,274
Koppers Holdings, Inc.	2,570	82,626
Minerals Technologies, Inc.	4,076	224,465
MP Materials Corp.*	15,538	516,949
Quaker Chemical Corp.	1,749	195,783
Rogers Corp.*	2,166	148,328
Sensient Technologies Corp	5,454	537,328
Stepan Co.	2,726	148,785
Sylvamo Corp.	4,394	220,139

		6,660,933

Communications (4.1%)
A10 Networks, Inc.	9,260	179,181
Angi, Inc.*	5,425	82,785
Cable One, Inc	593	80,535
Calix, Inc.*	7,411	394,191
Cargurus, Inc.*	10,872	363,886
Cars.com, Inc.*	7,432	88,069
Cogent Communications Holdings, Inc.	5,451	262,793
ePlus, Inc.*	3,384	243,986
Etsy, Inc.*	13,396	671,943
Extreme Networks, Inc.*	17,107	307,071
Gogo, Inc.*	7,684	112,801
Harmonic, Inc.*	14,528	137,580
HealthStream, Inc.	3,098	85,722
IAC, Inc.*	8,371	312,573
InterDigital, Inc	3,332	747,134
Liquidity Services, Inc.*	2,928	69,072
Lumen Technologies, Inc.*	131,788	577,231
QuinStreet, Inc.*	7,316	117,788
Scholastic Corp.	3,023	63,423
Shenandoah Telecommunications Co.	5,919	80,854
Shutterstock, Inc.	3,125	59,250
Sprinklr, Inc. Cl A*	14,746	124,751
TechTarget, Inc.*	3,488	27,102
TEGNA, Inc.	20,647	346,044
Telephone and Data Systems, Inc.	12,670	450,799
Thryv Holdings, Inc.*	5,281	64,217

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
TripAdvisor, Inc.*	15,170	$197,969
Viasat, Inc.*	10,947	159,826
Viavi Solutions, Inc.*	28,677	288,777
Yelp, Inc.*	8,201	281,048
Ziff Davis, Inc.*	5,407	163,670

		7,142,071

Consumer, Cyclical (13.9%)
Academy Sports & Outdoors, Inc.	8,546	382,946
Acushnet Holdings Corp. .	3,397	247,370
Adient PLC*	10,793	210,032
Advance Auto Parts, Inc. .	7,686	357,322
Allegiant Travel Co.*	1,859	102,152
American Axle & Manufacturing Holdings, Inc.*	15,201	62,020
American Eagle Outfitters, Inc.	20,254	194,843
Asbury Automotive Group, Inc.*	2,525	602,313
BJ’s Restaurants, Inc.*	2,841	126,709
Bloomin’ Brands, Inc.	9,725	83,732
Boot Barn Holdings, Inc.* .	3,930	597,360
BorgWarner, Inc.	28,225	944,973
Brinker International, Inc.*	5,710	1,029,684
Buckle, Inc.	3,893	176,548
Caleres, Inc.	4,380	53,524
Carter’s, Inc.	4,681	141,039
Cavco Industries, Inc.*	1,029	447,028
Century Communities, Inc.	3,453	194,473
Champion Homes, Inc.*	6,769	423,807
Cheesecake Factory, Inc. .	5,853	366,749
Cinemark Holdings, Inc.	12,967	391,344
Cracker Barrel Old Country Store, Inc.	2,860	174,689
Dana, Inc.	16,662	285,753
Dave & Buster’s Entertainment, Inc.*	3,552	106,844
Dorman Products, Inc.*	3,488	427,873
Dream Finders Homes, Inc. Cl A*	3,682	92,529
Ethan Allen Interiors, Inc. .	2,907	80,960
Foot Locker, Inc.*	10,680	261,660
Fox Factory Holding Corp.*	5,358	138,986
Freshpet, Inc.*	6,266	425,837
Gentherm, Inc.*	3,964	112,142
G-III Apparel Group Ltd.* .	4,894	109,626
GMS, Inc.*	4,931	536,246
Golden Entertainment, Inc.	2,547	74,958
Green Brick Partners, Inc.*	3,893	244,792
Group 1 Automotive, Inc. .	1,628	710,964
Guess?, Inc.	3,541	42,811

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Hanesbrands, Inc.*	45,429	$208,065
HNI Corp.	5,980	294,096
Installed Building Products, Inc.	2,927	527,797
Interface, Inc.	7,529	157,582
Jack in the Box, Inc.	2,425	42,340
JetBlue Airways Corp.*	39,146	165,588
Kohl’s Corp.	14,301	121,272
Kontoor Brands, Inc.	6,424	423,791
La-Z-Boy, Inc.	5,304	197,150
LCI Industries	3,242	295,638
Leggett & Platt, Inc.	17,361	154,860
LGI Homes, Inc.*	2,646	136,322
M/I Homes, Inc.*	3,441	385,805
Madison Square Garden Sports Corp.*	2,153	449,869
MarineMax, Inc.*	2,427	61,015
Meritage Homes Corp.	9,227	617,932
MillerKnoll, Inc.	8,703	169,012
Monarch Casino & Resort, Inc.	1,637	141,502
National Vision Holdings, Inc.*	10,155	233,667
Newell Brands, Inc	53,658	289,753
OPENLANE, Inc.*	13,795	337,288
Oxford Industries, Inc	1,796	72,289
Papa John’s International, Inc.	4,206	205,842
Patrick Industries, Inc.	4,294	396,207
PC Connection, Inc.	1,533	100,841
Penn Entertainment, Inc.*.	18,691	334,008
Phinia, Inc.	5,113	227,477
PriceSmart, Inc.	3,197	335,813
Pursuit Attractions and Hospitality, Inc.*	2,759	79,542
Resideo Technologies, Inc.*	19,077	420,839
Rush Enterprises, Inc. Cl A	7,861	404,920
Sabre Corp.*	49,818	157,425
Sally Beauty Holdings, Inc.*	12,961	120,019
ScanSource, Inc.*	2,670	111,633
Shake Shack, Inc. Cl A*	5,167	726,480
Shoe Carnival, Inc.	2,282	42,696
Signet Jewelers Ltd.	5,510	438,320
Six Flags Entertainment Corp	12,078	367,534
SkyWest, Inc.*	5,198	535,238
Sonic Automotive, Inc. Cl A	1,859	148,590
Sonos, Inc.*	15,426	166,755
Standard Motor Products, Inc.	2,682	82,391
Steven Madden Ltd.	9,330	223,733

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Sun Country Airlines
Holdings, Inc.*	5,058	$59,431
Titan International, Inc.*	6,219	63,869
Topgolf Callaway Brands Corp.*	18,176	146,317
Tri Pointe Homes, Inc.*	11,647	372,122
UniFirst Corp.	1,928	362,888
Urban Outfitters, Inc.*	7,261	526,713
Victoria’s Secret & Co.*	10,256	189,941
Winnebago Industries, Inc.	3,600	104,400
Wolverine World Wide, Inc.	10,411	188,231
XPEL, Inc.*	2,914	104,613

		24,190,099

Consumer, Non-cyclical (17.0%)
ABM Industries, Inc.	7,994	377,397
ACADIA Pharmaceuticals, Inc.*	15,910	343,179
AdaptHealth Corp.*	13,557	127,842
Addus HomeCare Corp.* .	2,332	268,623
ADMA Biologics, Inc.*	30,668	558,464
Adtalem Global Education, Inc.*	4,615	587,166
Alarm.com Holdings, Inc.*	6,390	361,482
Alkermes PLC*	21,183	606,046
AMN Healthcare Services, Inc.*	4,918	101,655
Amphastar Pharmaceuticals, Inc.* .	4,723	108,440
Andersons, Inc	4,143	152,255
ANI Pharmaceuticals, Inc.*	2,186	142,636
Arcus Biosciences, Inc.*	8,705	70,859
Arlo Technologies, Inc.*	13,283	225,280
Arrowhead Pharmaceuticals, Inc.* .	16,144	255,075
Artivion, Inc.*	4,937	153,541
Astrana Health, Inc.*	5,332	132,660
Avanos Medical, Inc.*	5,941	72,718
Azenta, Inc.*	5,881	181,017
B&G Foods, Inc.	10,251	43,362
BioLife Solutions, Inc.*	4,766	102,660
Cal-Maine Foods, Inc	5,544	552,349
Catalyst Pharmaceuticals, Inc.*	14,729	319,619
Central Garden & Pet Co.*	1,085	38,170
Central Garden & Pet Co. Cl A*	6,345	198,535
Certara, Inc.*	14,172	165,812
Chefs’ Warehouse, Inc.*	4,547	290,144
Collegium Pharmaceutical, Inc.*	4,129	122,095
Concentra Group Holdings Parent, Inc.	13,995	287,877

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
CONMED Corp.	3,975	$207,018
Corcept Therapeutics, Inc.*	12,124	889,902
CoreCivic, Inc.*	14,022	295,444
CorVel Corp.*	3,497	359,422
Cytek Biosciences, Inc.*	13,179	44,809
Deluxe Corp.	5,747	91,435
Dynavax Technologies Corp.*	14,346	142,312
Edgewell Personal Care Co.	6,041	141,420
Embecta Corp.	7,508	72,752
Enovis Corp.*	7,338	230,120
EVERTEC, Inc.	8,172	294,601
Fortrea Holdings, Inc.*	11,626	57,432
Fresh Del Monte Produce, Inc.	4,310	139,730
GEO Group, Inc.*	17,801	426,334
Glaukos Corp.*	7,340	758,149
Grocery Outlet Holding Corp.*	12,594	156,417
Harmony Biosciences Holdings, Inc.*	4,942	156,167
Healthcare Services Group, Inc.*	9,367	140,786
Heidrick & Struggles International, Inc.	2,649	121,218
Helen of Troy Ltd.*	2,947	83,636
Hertz Global Holdings, Inc.*	15,894	108,556
ICU Medical, Inc.*	3,162	417,858
Innoviva, Inc.*	7,096	142,559
Inspire Medical Systems, Inc.*	3,789	491,699
Integer Holdings Corp.*	4,482	551,152
Integra LifeSciences Holdings Corp.*	8,585	105,338
Interparfums, Inc.	2,311	303,457
J & J Snack Foods Corp. .	1,999	226,707
John B Sanfilippo & Son, Inc.	1,177	74,433
John Wiley & Sons, Inc. Cl A	5,248	234,218
Korn Ferry	6,634	486,471
Krystal Biotech, Inc.*	3,267	449,082
LeMaitre Vascular, Inc.	2,641	219,335
Ligand Pharmaceuticals, Inc.*	2,479	281,813
Matthews International Corp. Cl A	3,983	95,234
Merit Medical Systems, Inc.*	7,592	709,700
MGP Ingredients, Inc.	1,749	52,418
Mister Car Wash, Inc.*	12,101	72,727

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Monro, Inc.	3,847	$57,359
Myriad Genetics, Inc.*	11,841	62,876
National Beverage Corp.* .	3,007	130,023
National HealthCare Corp.	1,590	170,146
Neogen Corp.*	25,371	121,273
NeoGenomics, Inc.*	16,532	120,849
OmniAb, Inc. Cl CR3*	1,207	0	‡
OmniAb, Inc. Cl CR4*	1,207	0	‡
Omnicell, Inc.*	6,018	176,929
Organon & Co.	33,394	323,254
Owens & Minor, Inc.*	9,434	85,849
Pacira BioSciences, Inc.* .	5,948	142,157
Payoneer Global, Inc.*	33,451	229,139
Pediatrix Medical Group, Inc.*	10,818	155,238
Perdoceo Education Corp.	7,913	258,676
Phibro Animal Health Corp. Cl A	2,616	66,813
Premier, Inc. Cl A	10,578	231,976
Prestige Consumer Healthcare, Inc.*	6,348	506,888
Privia Health Group, Inc.* .	13,469	309,787
PROG Holdings, Inc.	5,184	152,150
Progyny, Inc.*	9,580	210,760
Protagonist Therapeutics, Inc.*	7,962	440,060
Quanex Building Products Corp	6,035	114,061
QuidelOrtho Corp.*	8,514	245,373
RadNet, Inc.*	8,482	482,711
Robert Half, Inc.	12,898	529,463
Select Medical Holdings Corp	13,375	203,032
Simply Good Foods Co.* .	11,809	373,046
SpartanNash Co.	4,348	115,178
STAAR Surgical Co.*	6,360	106,721
Strategic Education, Inc .	3,073	261,604
Stride, Inc.*	5,514	800,578
Supernus Pharmaceuticals, Inc.*	7,192	226,692
Tandem Diabetes Care, Inc.*	8,556	159,484
Teleflex, Inc.	5,677	671,930
TG Therapeutics, Inc.*	17,420	626,946
Tootsie Roll Industries, Inc.	2,148	71,851
TransMedics Group, Inc.* .	4,346	582,407
TreeHouse Foods, Inc.*	5,839	113,393
UFP Technologies, Inc.*	941	229,755
United Natural Foods, Inc.*	7,775	181,235
Universal Corp.	3,175	184,912
Upbound Group, Inc.	6,611	165,936
US Physical Therapy, Inc	1,952	152,646

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
USANA Health Sciences, Inc.*	1,388	$42,376
Vericel Corp.*	6,467	275,171
Verra Mobility Corp.*	20,480	519,987
Vestis Corp	14,728	84,391
Vir Biotechnology, Inc.*	11,898	59,966
WD-40 Co.	1,740	396,877
WillScot Holdings Corp.	23,430	641,982
WK Kellogg Co.	8,533	136,016
Xencor, Inc.*	9,143	71,864

		29,558,605

Energy (4.0%)
Alpha Metallurgical Resources, Inc.*	1,409	158,484
Archrock, Inc.	22,713	563,964
Atlas Energy Solutions, Inc.	9,369	125,264
Bristow Group, Inc.*	3,179	104,812
California Resources Corp.	8,935	408,061
Comstock Resources, Inc.*	11,665	322,771
Core Laboratories, Inc.	6,023	69,385
Core Natural Resources, Inc.	6,426	448,149
Crescent Energy Co. Cl A	23,608	203,029
CVR Energy, Inc.	4,391	117,898
DNOW, Inc.*	13,561	201,110
Helix Energy Solutions Group, Inc.*	18,298	114,179
Helmerich & Payne, Inc.	12,771	193,608
Innovex International, Inc.*	4,962	77,506
Liberty Energy, Inc.	20,805	238,841
Magnolia Oil & Gas Corp. Cl A	24,016	539,880
Northern Oil & Gas, Inc.	12,619	357,749
Oceaneering International, Inc.*	12,922	267,744
Par Pacific Holdings, Inc.*	6,626	175,788
Patterson-UTI Energy, Inc.	45,121	267,568
Peabody Energy Corp.	15,621	209,634
ProPetro Holding Corp.*	10,278	61,360
REX American Resources Corp.*	1,878	91,477
RPC, Inc	10,865	51,391
SM Energy Co.	14,704	363,336
SolarEdge Technologies, Inc.*	7,585	154,734
SunCoke Energy, Inc.	10,874	93,408
Sunrun, Inc.*	29,351	240,091
Talos Energy, Inc.*	15,818	134,137
Tidewater, Inc.*	5,847	269,722
Vital Energy, Inc.*	3,492	56,186

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
Warrior Met Coal, Inc	6,752	$309,444

		6,990,710

Financial (28.4%)
Acadia Realty Trust	16,823	312,403
Acadian Asset Management, Inc	3,449	121,543
Air Lease Corp	13,352	780,958
Alexander & Baldwin, Inc	9,341	166,550
American Assets Trust, Inc.	6,065	119,784
Ameris Bancorp	8,289	536,298
AMERISAFE, Inc.	2,446	106,964
Apollo Commercial Real Estate Finance, Inc.	16,421	158,955
Apple Hospitality REIT, Inc.	28,423	331,696
Arbor Realty Trust, Inc.	24,685	264,130
Armada Hoffler Properties, Inc.	10,297	70,740
ARMOUR Residential REIT, Inc.	10,502	176,539
Artisan Partners Asset Management, Inc. Cl A .	9,047	401,054
Assured Guaranty Ltd.	5,925	516,068
Atlantic Union Bankshares Corp	18,301	572,455
Axos Financial, Inc.*	6,880	523,155
Banc of California, Inc.	16,444	231,038
BancFirst Corp	2,562	316,714
Bancorp, Inc.*	6,000	341,820
Bank of Hawaii Corp.	5,104	344,673
BankUnited, Inc.	9,662	343,871
Banner Corp	4,442	284,954
Berkshire Hills Bancorp, Inc.	5,862	146,784
BGC Group, Inc. Cl A	48,650	497,690
Blackstone Mortgage Trust, Inc. Cl A	21,733	418,360
Brandywine Realty Trust	22,217	95,311
Bread Financial Holdings, Inc.	5,980	341,578
Brookline Bancorp, Inc	11,446	120,755
Capitol Federal Financial, Inc.	15,695	95,740
CareTrust REIT, Inc.	24,624	753,494
Cathay General Bancorp .	9,006	410,043
Centerspace	2,150	129,409
Central Pacific Financial Corp	3,465	97,124
City Holding Co.	1,860	227,701
Cleanspark, Inc.*	35,729	394,091
Cohen & Steers, Inc	3,471	261,540
Community Financial System, Inc.	6,789	386,090

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Curbline Properties Corp. .	12,164	$277,704
Cushman & Wakefield PLC*	29,711	328,901
Customers Bancorp, Inc.*.	3,774	221,685
CVB Financial Corp.	16,640	329,306
DiamondRock Hospitality Co.	26,503	203,013
Dime Community Bancshares, Inc	5,066	136,478
Douglas Emmett, Inc.	21,510	323,510
Eagle Bancorp, Inc.	3,902	76,011
Easterly Government Properties, Inc.	5,419	120,302
Ellington Financial, Inc	12,141	157,712
Elme Communities	11,325	180,067
Employers Holdings, Inc. .	3,088	145,692
Enact Holdings, Inc.	3,663	136,080
Encore Capital Group, Inc.*	2,999	116,091
Enova International, Inc.* .	3,259	363,444
Essential Properties Realty Trust, Inc.	25,372	809,621
eXp World Holdings, Inc. .	11,034	100,409
EZCORP, Inc. Cl A*	6,686	92,802
FB Financial Corp.	4,427	200,543
First Bancorp	5,321	234,603
First BanCorp	20,612	429,348
First Commonwealth Financial Corp.	13,437	218,083
First Financial Bancorp	12,298	298,349
First Hawaiian, Inc.	16,150	403,104
Four Corners Property Trust, Inc.	12,907	347,327
Franklin BSP Realty Trust, Inc.	10,561	112,897
Fulton Financial Corp	23,353	421,288
Genworth Financial, Inc.* .	53,241	414,215
Getty Realty Corp.	6,552	181,097
Global Net Lease, Inc.	24,623	185,904
Goosehead Insurance, Inc. Cl A	3,219	339,637
HA Sustainable Infrastructure Capital, Inc.	15,535	417,270
Hanmi Financial Corp.	3,848	94,969
HCI Group, Inc	1,196	182,031
Heritage Financial Corp.	4,381	104,443
Highwoods Properties, Inc.	13,849	430,565
Hilltop Holdings, Inc.	5,851	177,578
Hope Bancorp, Inc.	16,286	174,749
Horace Mann Educators Corp	5,238	225,077
Independent Bank Corp .	5,475	344,295

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Innovative Industrial Properties, Inc.	3,598	$198,682
iShares Core S&P Small-Cap ETF	25,270	2,761,758
Jackson Financial, Inc. Cl A	9,177	814,826
JBG SMITH Properties	9,384	162,343
Kennedy-Wilson Holdings, Inc.	15,278	103,890
KKR Real Estate Finance Trust, Inc.	7,317	64,170
Lakeland Financial Corp. .	3,283	201,740
Lincoln National Corp.	21,933	758,882
LTC Properties, Inc.	5,900	204,199
LXP Industrial Trust	37,993	313,822
Macerich Co	32,455	525,122
MARA Holdings, Inc.*	45,209	708,877
Marcus & Millichap, Inc.	3,103	95,293
Medical Properties Trust, Inc.	77,179	332,641
Mercury General Corp.	3,415	229,966
Millrose Properties, Inc.*	15,449	440,451
Moelis & Co. Cl A	9,530	593,910
Mr Cooper Group, Inc.*	8,220	1,226,506
National Bank Holdings Corp. Cl A	4,894	184,063
Navient Corp.	9,355	131,906
NBT Bancorp, Inc	6,721	279,258
New York Mortgage Trust, Inc.	11,600	77,720
NexPoint Residential Trust, Inc.	2,826	94,162
NMI Holdings, Inc.*	10,036	423,419
Northwest Bancshares, Inc.	16,411	209,733
OFG Bancorp	5,770	246,956
Outfront Media, Inc.	17,814	290,724
Pacific Premier Bancorp, Inc.	12,468	262,950
Palomar Holdings, Inc.*	3,435	529,849
Park National Corp.	1,872	313,111
Pathward Financial, Inc.	3,026	239,417
Pebblebrook Hotel Trust	15,246	152,308
PennyMac Mortgage Investment Trust	11,177	143,736
Phillips Edison & Co., Inc.	16,109	564,298
Piper Sandler Cos.	2,111	586,731
PJT Partners, Inc. Cl A	3,138	517,801
PRA Group, Inc.*	5,095	75,151
Preferred Bank	1,485	128,519
ProAssurance Corp.*	6,589	150,427
Provident Financial Services, Inc.	16,785	294,241
Radian Group, Inc.	17,257	621,597

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Ready Capital Corp.	21,903	$95,716
Redwood Trust, Inc.	17,100	101,061
Renasant Corp	11,839	425,375
Ryman Hospitality Properties, Inc.	7,708	760,548
S&T Bancorp, Inc	4,924	186,226
Safehold, Inc.	5,897	91,757
Safety Insurance Group, Inc.	1,913	151,873
Saul Centers, Inc.	1,555	53,088
Seacoast Banking Corp. of Florida	10,923	301,693
ServisFirst Bancshares, Inc.	6,454	500,250
Simmons First National Corp. Cl A	16,180	306,773
SiriusPoint Ltd.*	11,832	241,254
SITE Centers Corp.	6,063	68,573
SL Green Realty Corp.	9,123	564,714
Southside Bancshares, Inc.	3,648	107,361
St Joe Co.	4,861	231,870
Stellar Bancorp, Inc.	5,885	164,662
StepStone Group, Inc. Cl A	8,477	470,474
Stewart Information Services Corp.	3,586	233,449
StoneX Group, Inc.*	5,593	509,746
Summit Hotel Properties, Inc.	14,038	71,453
Sunstone Hotel Investors, Inc.	25,545	221,731
Tanger, Inc.	14,538	444,572
Terreno Realty Corp	13,273	744,217
Tompkins Financial Corp. .	1,613	101,183
Triumph Financial, Inc.*	2,853	157,229
Trupanion, Inc.*	4,342	240,330
TrustCo Bank Corp.	2,443	81,645
Trustmark Corp.	7,769	283,258
Two Harbors Investment Corp	13,363	143,920
United Community Banks, Inc.	15,608	464,962
United Fire Group, Inc.	2,746	78,810
Uniti Group, Inc.	31,531	136,214
Universal Health Realty Income Trust	1,637	65,431
Urban Edge Properties	16,154	301,434
Veris Residential, Inc.	10,422	155,184
Veritex Holdings, Inc.	6,972	181,969
Virtu Financial, Inc. Cl A	10,374	464,651
Virtus Investment Partners, Inc.	835	151,469
WaFd, Inc	10,297	301,496

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Walker & Dunlop, Inc.	4,147	$292,281
Westamerica BanCorp	3,363	162,904
Whitestone REIT	5,754	71,810
WisdomTree, Inc.	14,886	171,338
World Acceptance Corp.* .	401	66,213
WSFS Financial Corp.	7,294	401,170
Xenia Hotels & Resorts, Inc.	12,679	159,375

		49,392,139

Industrial (18.6%)
AAR Corp.*	4,556	313,407
Advanced Energy Industries, Inc.	4,837	640,902
AeroVironment, Inc.*	3,619	1,031,234
Alamo Group, Inc	1,336	291,756
Albany International Corp. Cl A	3,879	272,034
American Woodmark Corp.*	1,906	101,723
Apogee Enterprises, Inc. .	2,771	112,503
ArcBest Corp.	2,943	226,640
Arcosa, Inc.	6,271	543,758
Armstrong World Industries, Inc.	5,579	906,253
Astec Industries, Inc.	2,937	122,444
AZZ, Inc.	3,843	363,087
Badger Meter, Inc.	3,784	926,891
Benchmark Electronics, Inc.	4,637	180,055
Boise Cascade Co.	4,834	419,688
Brady Corp. Cl A	5,624	382,263
Cactus, Inc. Cl A	8,795	384,517
CSW Industrials, Inc.	2,156	618,405
CTS Corp.	3,834	163,367
Dorian LPG Ltd.	4,674	113,952
DXP Enterprises, Inc.*	1,633	143,132
Dycom Industries, Inc.*	3,697	903,510
Energizer Holdings, Inc.	8,439	170,130
Enerpac Tool Group Corp.	6,948	281,811
Enpro, Inc	2,703	517,760
Enviri Corp.*	10,341	89,760
ESCO Technologies, Inc. .	3,317	636,433
Everus Construction Group, Inc.*	6,551	416,185
Federal Signal Corp	7,832	833,481
Forward Air Corp.*	2,697	66,184
Franklin Electric Co., Inc. .	5,037	452,020
Frontdoor, Inc.*	9,453	557,160
Gates Industrial Corp. PLC*	29,471	678,717
Gibraltar Industries, Inc.* .	3,788	223,492
Granite Construction, Inc	5,619	525,433
Greenbrier Cos., Inc.	4,032	185,674

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Griffon Corp.	5,014	$362,863
Hayward Holdings, Inc.*	18,338	253,064
Heartland Express, Inc.	5,550	47,952
Hillenbrand, Inc.	9,051	181,654
Hub Group, Inc. Cl A	7,794	260,553
Ichor Holdings Ltd.*	4,383	86,082
Insteel Industries, Inc	2,494	92,802
International Seaways, Inc.	5,197	189,587
Itron, Inc.*	5,856	770,825
JBT Marel Corp.	5,942	714,585
Kadant, Inc	1,513	480,302
Kennametal, Inc	9,793	224,847
Knowles Corp.*	11,173	196,868
Kratos Defense & Security Solutions, Inc.*	21,380	993,101
Lindsay Corp.	1,396	201,373
Marten Transport Ltd.	7,433	96,555
Masterbrand, Inc.*	16,281	177,951
Materion Corp.	2,674	212,235
Matson, Inc.	4,194	467,002
Mercury Systems, Inc.*	6,525	351,437
Mesa Laboratories, Inc.	698	65,766
Metallus, Inc.*	4,750	73,198
Moog, Inc. Cl A	3,634	657,645
Mueller Water Products, Inc. Cl A	20,127	483,853
MYR Group, Inc.*	1,994	361,811
National Presto Industries, Inc.	661	64,752
NV5 Global, Inc.*	6,746	155,765
O-I Glass, Inc.*	19,871	292,899
OSI Systems, Inc.*	2,006	451,069
Plexus Corp.*	3,480	470,879
Powell Industries, Inc	1,209	254,434
Proto Labs, Inc.*	3,054	122,282
Ralliant Corp.*	15,250	739,473
RXO, Inc.*	18,319	287,975
Sanmina Corp.*	6,868	671,896
Schneider National, Inc. Cl B	6,038	145,818
Sealed Air Corp.	18,890	586,157
SPX Technologies, Inc.*	6,000	1,006,080
Standex International Corp.	1,551	242,700
Sterling Infrastructure, Inc.*	3,907	901,462
Sturm Ruger & Co., Inc.	2,127	76,359
Tennant Co	2,396	185,642
Trinity Industries, Inc.	10,484	283,173
Triumph Group, Inc.*	9,944	256,058
TTM Technologies, Inc.*	13,055	532,905
Vicor Corp.*	2,967	134,583
Vishay Intertechnology, Inc.	14,432	229,180
Werner Enterprises, Inc.	7,933	217,047
World Kinect Corp.	7,274	206,218

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Worthington Enterprises, Inc.	3,976	$253,033
Worthington Steel, Inc.	4,498	134,175
Zurn Elkay Water Solutions Corp	18,155	663,928

		32,365,614

Technology (7.7%)
ACI Worldwide, Inc.*	13,475	618,637
Adeia, Inc.	13,938	197,083
Agilysys, Inc.*	2,884	330,622
Alpha & Omega Semiconductor Ltd.*	3,135	80,444
Amentum Holdings, Inc.* .	19,379	457,538
Axcelis Technologies, Inc.*	4,127	287,611
BlackLine, Inc.*	6,645	376,240
Box, Inc. Cl A*	18,603	635,665
CEVA, Inc.*	3,072	67,523
Clear Secure, Inc. Cl A	11,853	329,039
Cohu, Inc.*	5,974	114,940
Corsair Gaming, Inc.*	5,845	55,118
CSG Systems International, Inc.	3,548	231,720
Digi International, Inc.*	4,762	166,003
DigitalOcean Holdings, Inc.*	8,069	230,451
Diodes, Inc.*	5,961	315,277
Donnelley Financial Solutions, Inc.*	3,266	201,349
DoubleVerify Holdings, Inc.*	17,326	259,370
DXC Technology Co.*	23,285	356,028
FormFactor, Inc.*	9,901	340,693
Grid Dynamics Holdings, Inc.*	8,037	92,827
Impinj, Inc.*	3,016	334,987
Insight Enterprises, Inc.*	3,527	487,026
Kulicke & Soffa Industries, Inc.	6,779	234,553
LiveRamp Holdings, Inc.* .	8,448	279,122
MaxLinear, Inc.*	10,097	143,478
N-able, Inc.*	9,229	74,755
NCR Atleos Corp.*	9,436	269,209
NCR Voyix Corp.*	17,696	207,574
NetScout Systems, Inc.*	9,163	227,334
PDF Solutions, Inc.*	4,022	85,990
Penguin Solutions, Inc.*	6,777	134,252
Photronics, Inc.*	8,165	153,747
Pitney Bowes, Inc.	20,257	221,004
Progress Software Corp. .	5,527	352,844
Qorvo, Inc.*	11,998	1,018,750
Sandisk Corp.*	17,359	787,231
Schrodinger, Inc.*	7,176	144,381

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Semtech Corp.*	11,128	$502,318
Simulations Plus, Inc.	2,093	36,523
SiTime Corp.*	2,683	571,694
SPS Commerce, Inc.*	4,879	663,983
Teradata Corp.*	12,281	273,989
Ultra Clean Holdings, Inc.*	5,800	130,906
Veeco Instruments, Inc.*	7,699	156,444
Xerox Holdings Corp.	15,028	79,198

		13,315,470

Utilities (2.2%)
American States Water Co.	4,947	379,237
Avista Corp.	10,349	392,745

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
California Water Service Group	7,652	$348,013
Chesapeake Utilities Corp.	2,997	360,299
Clearway Energy, Inc. Cl A	4,447	134,566
Clearway Energy, Inc. Cl C	10,695	342,240
H2O America	3,996	207,672
MDU Resources Group, Inc.	26,248	437,554
MGE Energy, Inc.	4,694	415,137
Middlesex Water Co	2,302	124,723
Northwest Natural Holding Co.	5,178	205,670
Otter Tail Corp.	5,383	414,976
Unitil Corp.	2,088	108,889

		3,871,721

Total Common Stocks (Cost: $163,194,539)		173,487,362

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional Shares	4.11	$13,528	$13,528

Total Temporary Cash Investment (Cost: $13,528)			13,528

Total Investments (Cost: $163,208,067) 99.8%			173,500,890

Other Net Assets 0.2%			275,558

Net Assets 100.0%			$173,776,448

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

‡	Level 3 Security.

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (97.6%):
Basic Materials (2.9%)
Ashland, Inc.	52,394	$2,634,370
Axalta Coating Systems Ltd.*	47,719	1,416,777
FMC Corp.	35,234	1,471,020

		5,522,167

Consumer, Cyclical (8.5%)
LKQ Corp.	55,719	2,062,160
Murphy USA, Inc.	6,350	2,583,180
Taylor Morrison Home Corp.*	47,167	2,896,997
Tractor Supply Co.	34,677	1,829,905
Vail Resorts, Inc.	22,935	3,603,777
Wyndham Hotels & Resorts, Inc.	37,902	3,078,022

		16,054,041

Consumer, Non-cyclical (15.5%)
Agilent Technologies, Inc. .	6,568	775,090
Alnylam Pharmaceuticals, Inc.*	7,420	2,419,588
Bio-Techne Corp.	31,488	1,620,058
Cooper Cos., Inc.*	18,449	1,312,831
First Advantage Corp.*	190,667	3,166,979
Humana, Inc	8,392	2,051,676
IDEXX Laboratories, Inc.*.	4,489	2,407,630
IQVIA Holdings, Inc.*	10,109	1,593,077
Lamb Weston Holdings, Inc.	65,555	3,399,027
Performance Food Group Co.*	44,820	3,920,405
Shift4 Payments, Inc. Cl A*	26,674	2,643,660
STERIS PLC	7,824	1,879,481
Teleflex, Inc.	15,816	1,871,982

		29,061,484

Energy (7.4%)
Baker Hughes Co.	64,071	2,456,482
Devon Energy Corp.	91,544	2,912,015
Expand Energy Corp.	16,653	1,947,402
MPLX LP	43,840	2,258,198
Williams Cos., Inc.	67,669	4,250,290

		13,824,387

Financial (24.6%)
American Financial Group, Inc.	31,321	3,953,024
Ameriprise Financial, Inc. .	9,344	4,987,173
Arch Capital Group Ltd.	34,529	3,143,866
Brixmor Property Group, Inc.	72,735	1,894,019
Camden Property Trust	27,967	3,151,601
East West Bancorp, Inc.	38,811	3,919,135

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Fifth Third Bancorp	55,653	$2,289,008
Gaming and Leisure Properties, Inc.	64,413	3,006,799
Hartford Insurance Group, Inc.	24,060	3,052,492
Healthpeak Properties, Inc.	136,448	2,389,205
Janus Henderson Group PLC	73,354	2,849,069
M&T Bank Corp.	14,588	2,829,926
Reinsurance Group of America, Inc	16,295	3,232,276
Terreno Realty Corp	23,130	1,296,899
Ventas, Inc.	28,754	1,815,815
Weyerhaeuser Co.	90,884	2,334,810

		46,145,117

Industrial (23.9%)
AMETEK, Inc.	20,446	3,699,908
Amphenol Corp. Cl A	30,940	3,055,325
Applied Industrial Technologies, Inc	12,664	2,943,747
Builders FirstSource, Inc.*	24,260	2,830,899
Carlisle Cos., Inc.	8,591	3,207,879
Clean Harbors, Inc.*	13,797	3,189,591
Crane Co.	24,697	4,689,713
Crown Holdings, Inc	50,360	5,186,073
Dover Corp	15,406	2,822,841
Middleby Corp.*	13,640	1,964,160
Mueller Industries, Inc.	31,018	2,465,001
Teledyne Technologies, Inc.*	7,910	4,052,372
Veralto Corp.	22,574	2,278,845
Vontier Corp.	65,025	2,399,423

		44,785,777

Technology (5.6%)
MKS, Inc.	16,076	1,597,311
ON Semiconductor Corp.*	22,449	1,176,552
Roper Technologies, Inc. .	6,904	3,913,463
Take-Two Interactive Software, Inc.*	15,764	3,828,288

		10,515,614

Utilities (9.2%)
Atmos Energy Corp.	18,077	2,785,847
Entergy Corp.	45,695	3,798,168
Evergy, Inc.	62,238	4,290,065
NiSource, Inc.	79,482	3,206,304
NRG Energy, Inc.	20,328	3,264,270

		17,344,654

Total Common Stocks (Cost: $168,436,060)		183,253,241

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (2.1%):
Commercial Paper (2.1%)
Automatic Data Processing, Inc.	A-1+	4.33	07/01/25	$3,900,000	$3,900,000

Total Short-Term Debt Securities (Cost: $3,900,000)					3,900,000

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional Shares	4.11	$74,197	$74,197

Total Temporary Cash Investment (Cost: $74,197)			74,197

Total Investments (Cost: $172,410,257) 99.7%			187,227,438

Other Net Assets 0.3%			533,879

Net Assets 100.0%			$187,761,317

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (98.8%):
Basic Materials (3.8%)
Alcoa Corp.	127,337	$3,757,715
Ashland, Inc.	22,476	1,130,093
ATI, Inc.*	69,387	5,990,874
Avient Corp.	45,022	1,454,661
Axalta Coating Systems Ltd.*	107,502	3,191,734
Cabot Corp	26,425	1,981,875
Carpenter Technology Corp	24,485	6,767,164
Cleveland-Cliffs, Inc.*	238,440	1,812,144
Commercial Metals Co.	55,582	2,718,516
NewMarket Corp.	3,713	2,565,163
Olin Corp.	56,632	1,137,737
Reliance, Inc.	25,866	8,119,338
Royal Gold, Inc.	32,373	5,757,214
RPM International, Inc.	63,167	6,938,263
Westlake Corp.	16,400	1,245,252

		54,567,743

Communications (2.3%)
Chewy, Inc. Cl A*	107,947	4,600,701
Ciena Corp.*	69,917	5,686,350
EchoStar Corp. Cl A*	66,002	1,828,255
Frontier Communications Parent, Inc.*	109,549	3,987,584
Hims & Hers Health, Inc.* .	96,437	4,807,384
Iridium Communications, Inc.	53,201	1,605,074
Maplebear, Inc.*	80,796	3,655,211
New York Times Co. Cl A .	79,815	4,468,044
Nexstar Media Group, Inc.	13,940	2,410,923

		33,049,526

Consumer, Cyclical (14.3%)
Abercrombie & Fitch Co. Cl A*	23,432	1,941,341
Alaska Air Group, Inc.*	59,709	2,954,401
American Airlines Group, Inc.*	324,393	3,639,689
Aramark	128,904	5,397,210
Autoliv, Inc.	34,982	3,914,486
AutoNation, Inc.*	12,239	2,431,277
Bath & Body Works, Inc .	104,771	3,138,939
BJ’s Wholesale Club Holdings, Inc.*	64,952	7,003,774
Boyd Gaming Corp.	30,030	2,349,247
Brunswick Corp.	32,307	1,784,639
Burlington Stores, Inc.*	30,983	7,207,885
Capri Holdings Ltd.*	57,996	1,026,529
Casey’s General Stores, Inc.	18,258	9,316,510
Cava Group, Inc.*	40,392	3,402,218

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Choice Hotels International, Inc.	10,874	$1,379,693
Churchill Downs, Inc.	35,529	3,588,429
Columbia Sportswear Co	15,079	921,025
Core & Main, Inc. Cl A*	93,162	5,622,327
Crocs, Inc.*	27,582	2,793,505
Dick’s Sporting Goods, Inc.	27,783	5,495,755
Dolby Laboratories, Inc. Cl A	30,204	2,242,949
FirstCash Holdings, Inc.	18,985	2,565,633
Five Below, Inc.*	27,080	3,552,354
Floor & Decor Holdings, Inc. Cl A*	52,928	4,020,411
GameStop Corp. Cl A*	200,212	4,883,171
Gap, Inc.	109,291	2,383,637
Gentex Corp	110,574	2,431,522
Goodyear Tire & Rubber Co.*	140,528	1,457,275
Harley-Davidson, Inc.	53,781	1,269,232
Hilton Grand Vacations, Inc.*	28,405	1,179,660
Hyatt Hotels Corp. Cl A	20,631	2,881,119
KB Home	35,284	1,868,993
Lear Corp.	26,297	2,497,689
Light & Wonder, Inc.*	41,503	3,995,079
Lithia Motors, Inc.	12,804	4,325,447
Macy’s, Inc.	137,022	1,597,677
Marriott Vacations Worldwide Corp.	15,628	1,130,061
Mattel, Inc.*	158,824	3,132,009
MSC Industrial Direct Co., Inc. Cl A	21,926	1,864,149
Murphy USA, Inc.	8,845	3,598,146
Ollie’s Bargain Outlet Holdings, Inc.*	30,202	3,980,020
Penske Automotive Group, Inc.	9,113	1,565,705
Planet Fitness, Inc. Cl A* .	41,244	4,497,658
Polaris, Inc.	25,984	1,056,250
PVH Corp	23,606	1,619,372
RH*	7,461	1,410,204
Scotts Miracle-Gro Co.	21,291	1,404,354
Skechers USA, Inc. Cl A* .	64,085	4,043,764
Somnigroup International, Inc.	101,570	6,911,838
Taylor Morrison Home Corp.*	49,368	3,032,183
Texas Roadhouse, Inc.	32,632	6,115,563
Thor Industries, Inc.	26,169	2,324,069
Toll Brothers, Inc.	48,910	5,582,098
Travel + Leisure Co.	32,668	1,685,995
Under Armour, Inc. Cl A*	92,876	634,343

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
Under Armour, Inc. Cl C* .	63,000	$408,870
Vail Resorts, Inc.	18,365	2,885,692
VF Corp.	162,876	1,913,793
Visteon Corp.*	13,407	1,250,873
Warner Music Group Corp. Cl A	71,757	1,954,661
Watsco, Inc.	17,159	7,577,758
Wendy’s Co.	79,339	906,051
WESCO International, Inc.	21,845	4,045,694
Whirlpool Corp.	27,353	2,774,141
Wingstop, Inc.	13,725	4,621,757
Wyndham Hotels & Resorts, Inc.	37,873	3,075,666
YETI Holdings, Inc.*	40,734	1,283,936

		206,747,400

Consumer, Non-cyclical (15.8%)
Acadia Healthcare Co., Inc.*	45,312	1,028,129
Albertsons Cos., Inc. Cl A .	198,235	4,264,035
Amedisys, Inc.*	16,109	1,584,965
API Group Corp.*	119,829	6,117,271
Avantor, Inc.*	335,174	4,511,442
Avis Budget Group, Inc.* .	8,309	1,404,636
BellRing Brands, Inc.*	62,466	3,618,655
BioMarin Pharmaceutical, Inc.*	94,329	5,185,265
Bio-Rad Laboratories, Inc. Cl A*	9,148	2,207,595
Boston Beer Co., Inc. Cl A*	4,049	772,590
Brink’s Co	20,658	1,844,553
Bruker Corp.	54,410	2,241,692
Celsius Holdings, Inc.*	77,333	3,587,478
Chemed Corp	7,196	3,503,948
Coca-Cola Consolidated, Inc.	28,833	3,219,205
Coty, Inc. Cl A*	180,202	837,939
Cytokinetics, Inc.*	58,742	1,940,836
Darling Ingredients, Inc.* .	77,793	2,951,466
DENTSPLY SIRONA, Inc.	98,026	1,556,653
elf Beauty, Inc.*	27,741	3,452,090
Encompass Health Corp. .	49,579	6,079,873
Ensign Group, Inc.	28,071	4,330,233
Envista Holdings Corp.*	83,365	1,628,952
Euronet Worldwide, Inc.* .	19,995	2,027,093
Exelixis, Inc.*	134,137	5,912,088
Flowers Foods, Inc.	96,583	1,543,396
FTI Consulting, Inc.*	16,564	2,675,086
Globus Medical, Inc. Cl A*	55,556	3,278,915
Graham Holdings Co. Cl B	1,670	1,580,104
Grand Canyon Education, Inc.*	13,759	2,600,451
GXO Logistics, Inc.*	56,279	2,740,787

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
H&R Block, Inc	65,851	$3,614,561
Haemonetics Corp.*	24,710	1,843,613
Halozyme Therapeutics, Inc.*	60,609	3,152,880
HealthEquity, Inc.*	42,611	4,463,928
Illumina, Inc.*	77,863	7,428,909
Ingredion, Inc.	31,633	4,290,068
Insperity, Inc	17,582	1,057,030
Jazz Pharmaceuticals PLC*	30,315	3,217,028
Lancaster Colony Corp.	9,492	1,639,933
Lantheus Holdings, Inc.*	34,030	2,785,696
LivaNova PLC*	26,820	1,207,436
ManpowerGroup, Inc.	22,765	919,706
Masimo Corp.*	22,135	3,723,550
Medpace Holdings, Inc.*	11,593	3,638,579
Morningstar, Inc.	13,092	4,109,972
Neurocrine Biosciences, Inc.*	48,678	6,118,338
Option Care Health, Inc.* .	80,542	2,616,004
Paylocity Holding Corp.*	21,189	3,839,235
Penumbra, Inc.*	19,048	4,888,288
Performance Food Group Co.*	76,776	6,715,597
Perrigo Co. PLC	67,621	1,806,833
Pilgrim’s Pride Corp.	19,828	891,863
Post Holdings, Inc.*	22,199	2,420,357
RB Global, Inc.	91,090	9,672,847
Repligen Corp.*	25,700	3,196,566
Roivant Sciences Ltd.*	207,074	2,333,724
Sarepta Therapeutics, Inc.*	48,339	826,597
Service Corp. International	70,021	5,699,709
Shift4 Payments, Inc. Cl A*	33,187	3,289,164
Sotera Health Co.*	75,394	838,381
Sprouts Farmers Market, Inc.*	48,134	7,924,782
Tenet Healthcare Corp.*	45,687	8,040,912
United Therapeutics Corp.*	22,187	6,375,434
US Foods Holding Corp.* .	113,794	8,763,276
Valvoline, Inc.*	62,522	2,367,708
WEX, Inc.*	16,844	2,474,215

		228,420,140

Energy (3.7%)
Antero Midstream Corp.	164,999	3,126,731
Antero Resources Corp.* .	143,574	5,783,161
ChampionX Corp.	94,162	2,338,984
Chord Energy Corp.	28,408	2,751,315
Civitas Resources, Inc.	41,894	1,152,923
CNX Resources Corp.*	71,185	2,397,511
DT Midstream, Inc.	49,969	5,492,093
HF Sinclair Corp.	78,772	3,235,954
Matador Resources Co.	57,273	2,733,067
Murphy Oil Corp	65,986	1,484,685

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Energy (Continued)
NOV, Inc	184,814	$2,297,238
Ovintiv, Inc.	127,795	4,862,600
PBF Energy, Inc. Cl A	48,351	1,047,766
Permian Resources Corp.	313,687	4,272,417
Range Resources Corp.	117,544	4,780,514
Valaris Ltd.*	32,160	1,354,258
Viper Energy, Inc.	64,476	2,458,470
Weatherford International PLC	35,688	1,795,463

		53,365,150

Financial (23.8%)
Affiliated Managers Group, Inc.	13,983	2,751,435
Agree Realty Corp.	54,011	3,946,044
Ally Financial, Inc	135,981	5,296,460
American Financial Group, Inc.	35,329	4,458,873
American Homes 4 Rent Cl A	156,312	5,638,174
Annaly Capital Management, Inc	297,624	5,601,284
Associated Banc-Corp.	80,341	1,959,517
Bank OZK	51,967	2,445,567
Brighthouse Financial, Inc.*	28,238	1,518,357
Brixmor Property Group, Inc.	150,541	3,920,088
Cadence Bank	91,673	2,931,703
Carlyle Group, Inc.	104,803	5,386,874
CNO Financial Group, Inc.	48,764	1,881,315
Columbia Banking System, Inc.	103,391	2,417,282
Comerica, Inc	64,638	3,855,657
Commerce Bancshares, Inc.	59,722	3,712,917
COPT Defense Properties	55,407	1,528,125
Cousins Properties, Inc.	82,591	2,480,208
CubeSmart	112,123	4,765,227
Cullen/Frost Bankers, Inc.	31,621	4,064,563
East West Bancorp, Inc.	67,792	6,845,636
EastGroup Properties, Inc.	25,794	4,310,693
EPR Properties	37,416	2,179,856
Equitable Holdings, Inc.	149,476	8,385,604
Equity LifeStyle Properties, Inc.	94,040	5,799,447
Essent Group Ltd	49,876	3,028,969
Evercore, Inc. Cl A	17,684	4,775,034
Federated Hermes, Inc.	37,115	1,644,937
Fidelity National Financial, Inc.	128,332	7,194,292
First American Financial Corp	50,613	3,107,132

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
First Financial Bankshares, Inc.	63,326	$2,278,469
First Horizon Corp.	249,492	5,289,230
First Industrial Realty Trust, Inc.	65,122	3,134,322
Flagstar Financial, Inc.	149,040	1,579,824
FNB Corp.	176,977	2,580,325
Gaming and Leisure Properties, Inc.	135,182	6,310,296
Glacier Bancorp, Inc.	58,227	2,508,419
Hamilton Lane, Inc. Cl A	21,316	3,029,430
Hancock Whitney Corp.	42,125	2,417,975
Hanover Insurance Group, Inc.	17,666	3,000,923
Healthcare Realty Trust, Inc.	172,854	2,741,464
Home BancShares, Inc.	90,328	2,570,735
Houlihan Lokey, Inc.	26,458	4,761,117
Independence Realty Trust, Inc.	114,796	2,030,741
Interactive Brokers Group, Inc. Cl A	214,374	11,878,463
International Bancshares Corp	26,287	1,749,663
Janus Henderson Group PLC	61,998	2,408,002
Jefferies Financial Group, Inc.	80,146	4,383,185
Jones Lang LaSalle, Inc.* .	23,351	5,972,719
Kemper Corp.	29,589	1,909,674
Kilroy Realty Corp.	52,361	1,796,506
Kinsale Capital Group, Inc.	10,893	5,271,123
Kite Realty Group Trust	108,119	2,448,895
Lamar Advertising Co. Cl A	43,270	5,251,247
MGIC Investment Corp.	116,788	3,251,378
National Storage Affiliates Trust	34,604	1,106,982
NNN REIT, Inc.	92,447	3,991,861
Old National Bancorp	160,122	3,417,003
Old Republic International Corp	111,846	4,299,360
Omega Healthcare Investors, Inc.	142,344	5,216,908
Park Hotels & Resorts, Inc.	98,321	1,005,824
Pinnacle Financial Partners, Inc.	37,812	4,174,823
PotlatchDeltic Corp.	35,180	1,349,857
Primerica, Inc	16,162	4,423,055
Prosperity Bancshares, Inc.	46,867	3,291,938
Rayonier, Inc.	68,960	1,529,533
Reinsurance Group of America, Inc	32,506	6,447,890

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
RenaissanceRe Holdings Ltd.	23,929	$5,812,354
Rexford Industrial Realty, Inc.	116,142	4,131,171
RLI Corp	41,078	2,966,653
Ryan Specialty Holdings, Inc.	52,948	3,599,934
Sabra Health Care REIT, Inc.	117,033	2,158,089
SEI Investments Co.	46,536	4,181,725
Selective Insurance Group, Inc.	29,893	2,590,228
SLM Corp	103,222	3,384,649
SouthState Corp.	48,424	4,456,461
STAG Industrial, Inc	91,792	3,330,214
Starwood Property Trust, Inc.	158,619	3,183,483
Stifel Financial Corp	50,528	5,243,796
Synovus Financial Corp .	68,376	3,538,458
Texas Capital Bancshares, Inc.*	22,578	1,792,693
UMB Financial Corp	35,102	3,691,326
United Bankshares, Inc.	69,708	2,539,462
Unum Group	78,902	6,372,126
Valley National Bancorp	234,272	2,092,049
Vornado Realty Trust	82,140	3,141,034
Voya Financial, Inc	47,364	3,362,844
Webster Financial Corp.	82,747	4,517,986
Western Alliance Bancorp	53,616	4,180,976
Western Union Co.	162,575	1,368,881
Wintrust Financial Corp.	32,921	4,081,546
WP Carey, Inc.	107,707	6,718,763
Zions Bancorp NA	72,586	3,770,117

		344,847,447

Industrial (22.2%)
AAON, Inc.	33,218	2,449,828
Acuity, Inc	15,054	4,491,210
Advanced Drainage Systems, Inc.	34,727	3,988,743
AECOM	65,075	7,344,365
AGCO Corp.	30,448	3,141,016
Applied Industrial Technologies, Inc	18,733	4,354,486
AptarGroup, Inc.	32,483	5,081,316
Arrow Electronics, Inc.*	25,515	3,251,376
Avnet, Inc.	41,247	2,189,391
Belden, Inc.	19,427	2,249,647
BWX Technologies, Inc.	44,938	6,473,768
Carlisle Cos., Inc.	21,226	7,925,788
Chart Industries, Inc.*	22,103	3,639,259
Clean Harbors, Inc.*	24,773	5,727,022
CNH Industrial NV	430,189	5,575,249

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Cognex Corp.	82,568	$2,619,057
Coherent Corp.*	76,457	6,820,729
Comfort Systems USA, Inc.	17,312	9,282,868
Crane Co.	24,039	4,564,766
Crown Holdings, Inc	56,595	5,828,153
Curtiss-Wright Corp.	18,538	9,056,740
Donaldson Co., Inc.	58,787	4,076,878
Eagle Materials, Inc.	16,373	3,309,147
EMCOR Group, Inc.	22,015	11,775,603
EnerSys	19,393	1,663,338
Esab Corp.	28,029	3,378,896
Exponent, Inc	24,963	1,864,986
Fabrinet*	17,624	5,193,440
Flex Ltd.*	188,436	9,406,725
Flowserve Corp.	64,301	3,366,157
Fluor Corp.*	80,994	4,152,562
Fortune Brands Innovations, Inc.	59,153	3,045,196
GATX Corp	17,560	2,696,514
Graco, Inc.	82,207	7,067,336
Graphic Packaging Holding Co.	148,423	3,127,273
Greif, Inc. Cl A	12,841	834,537
Hexcel Corp.	39,552	2,234,292
ITT, Inc.	38,710	6,070,889
Kirby Corp.*	27,594	3,129,436
Knife River Corp.*	27,865	2,274,899
Knight-Swift Transportation Holdings, Inc.	79,707	3,525,441
Landstar System, Inc.	17,189	2,389,615
Lincoln Electric Holdings, Inc.	27,459	5,692,800
Littelfuse, Inc.	12,157	2,756,357
Louisiana-Pacific Corp	30,463	2,619,513
MasTec, Inc.*	30,155	5,139,317
Middleby Corp.*	26,306	3,788,064
MSA Safety, Inc.	19,333	3,238,857
Mueller Industries, Inc.	54,425	4,325,155
NEXTracker, Inc. Cl A*	70,686	3,843,198
Novanta, Inc.*	17,693	2,281,158
nVent Electric PLC	80,979	5,931,712
Oshkosh Corp.	31,663	3,595,017
Owens Corning	41,835	5,753,149
RBC Bearings, Inc.*	15,418	5,932,846
Regal Rexnord Corp.	32,629	4,729,900
Ryder System, Inc.	20,334	3,233,106
Saia, Inc.*	13,100	3,589,269
Sensata Technologies Holding PLC	71,955	2,166,565
Silgan Holdings, Inc.	39,996	2,166,983
Simpson Manufacturing Co., Inc.	20,574	3,195,348

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Sonoco Products Co.	48,512	$2,113,183
TD SYNNEX Corp.	36,738	4,985,347
Terex Corp.	32,267	1,506,546
Tetra Tech, Inc.	129,609	4,660,740
Timken Co.	31,315	2,271,903
TopBuild Corp.*	13,977	4,524,914
Toro Co.	49,098	3,470,247
Trex Co., Inc.*	52,742	2,868,110
UFP Industries, Inc.	29,706	2,951,588
Universal Display Corp.	21,740	3,357,960
Valmont Industries, Inc.	9,872	3,223,899
Vontier Corp.	72,747	2,684,364
Watts Water Technologies, Inc. Cl A	13,488	3,316,564
Woodward, Inc.	29,267	7,173,049
XPO, Inc.*	57,946	7,318,000

		321,042,665

Technology (10.1%)
Allegro MicroSystems, Inc.*	64,301	2,198,451
Amkor Technology, Inc	55,899	1,173,320
Appfolio, Inc. Cl A*	11,336	2,610,454
ASGN, Inc.*	21,544	1,075,692
BILL Holdings, Inc.*	46,622	2,156,734
Blackbaud, Inc.*	18,536	1,190,197
CACI International, Inc. Cl A*	10,816	5,155,987
Cirrus Logic, Inc.*	26,140	2,725,226
Commvault Systems, Inc.*	21,704	3,783,658
Concentrix Corp	22,624	1,195,792
Crane NXT Co.	24,266	1,307,937
Docusign, Inc.*	99,605	7,758,234
Doximity, Inc. Cl A*	65,665	4,027,891
Dropbox, Inc. Cl A*	96,512	2,760,243
Duolingo, Inc.*	19,311	7,917,896
Dynatrace, Inc.*	147,469	8,141,764
Entegris, Inc.	74,469	6,005,925
ExlService Holdings, Inc.*	80,024	3,504,251
Genpact Ltd.	79,134	3,482,687
Guidewire Software, Inc.* .	41,258	9,714,196
IPG Photonics Corp.*	12,971	890,459
KBR, Inc	63,813	3,059,195
Kyndryl Holdings, Inc.*	114,455	4,802,532

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Lattice Semiconductor Corp.*	67,636	$3,313,488
Lumentum Holdings, Inc.*	34,136	3,244,968
MACOM Technology Solutions Holdings, Inc.*	29,272	4,194,385
Manhattan Associates, Inc.*	29,864	5,897,244
Maximus, Inc.	27,716	1,945,663
MKS, Inc.	32,991	3,277,986
Okta, Inc.*	82,221	8,219,633
Onto Innovation, Inc.*	24,040	2,426,357
Parsons Corp.*	23,130	1,660,040
Pegasystems, Inc.	43,779	2,369,757
Power Integrations, Inc.	27,687	1,547,703
Pure Storage, Inc. Cl A*	152,866	8,802,024
Qualys, Inc.*	17,868	2,552,801
Rambus, Inc.*	52,833	3,382,369
Science Applications International Corp.	23,200	2,612,552
Silicon Laboratories, Inc.* .	16,021	2,360,855
Synaptics, Inc.*	18,959	1,228,922
ZoomInfo Technologies, Inc.*	127,807	1,293,407

		146,968,875

Utilities (2.8%)
ALLETE, Inc	28,480	1,824,714
Black Hills Corp.	35,665	2,000,807
Essential Utilities, Inc	126,858	4,711,506
IDACORP, Inc.	26,571	3,067,622
National Fuel Gas Co.	44,441	3,764,597
New Jersey Resources Corp	49,370	2,212,763
Northwestern Energy Group, Inc.	30,191	1,548,798
OGE Energy Corp.	99,028	4,394,863
ONE Gas, Inc	29,478	2,118,289
Ormat Technologies, Inc. .	28,346	2,374,261
Portland General Electric Co.	53,867	2,188,616
Southwest Gas Holdings, Inc.	29,712	2,210,276
Spire, Inc.	29,029	2,118,827
TXNM Energy, Inc.	45,576	2,566,840
UGI Corp.	105,477	3,841,472

		40,944,251

Total Common Stocks (Cost: $1,161,075,431)		1,429,953,197

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MID CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (0.5%):
U.S. Government (0.4%)
U.S. Treasury Bill(1)	A-1+	4.34	08/07/25	$6,700,000	$6,671,029
Commercial Paper (0.1%)
Automatic Data Processing, Inc.	A-1+	4.33	07/01/25	1,200,000	1,200,000

Total Short-Term Debt Securities (Cost: $7,871,029)					7,871,029

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(2)
Dreyfus Treasury Securities Cash Management, Institutional Shares	4.11	$56,728	$56,728

Total Temporary Cash Investment (Cost: $56,728)			56,728

Total Investments (Cost: $1,169,003,188) 99.3%			1,437,880,954

Other Net Assets 0.7%			9,783,403

Net Assets 100.0%			$1,447,664,357

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.

**	Ratings as per Standard & Poor’s Corporation (unaudited).

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss) (a)	Face Value of Futures as a % of Total Investments

E-mini S&P 400 Stock Index	56	P	September 2025	$17,502,800	$156,848	1.2%

(a)

Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (60.6%):
Basic Materials (1.2%)
Freeport-McMoRan, Inc.	25,389	$1,100,613
Newmont Corp	22,341	1,301,587

		2,402,200

Communications (8.3%)
Alphabet, Inc. Cl A	21,613	3,808,859
Amazon.com, Inc.*	8,843	1,940,066
Arista Networks, Inc.*	10,954	1,120,704
AT&T, Inc.	84,466	2,444,446
Booking Holdings, Inc.	399	2,309,907
Comcast Corp. Cl A	40,498	1,445,374
Fox Corp. Cl A	16,911	947,692
Gen Digital, Inc.	19,008	558,835
Meta Platforms, Inc. Cl A	1,195	882,018
T-Mobile US, Inc.	5,498	1,309,953

		16,767,854

Consumer, Cyclical (4.9%)
AutoZone, Inc.*	276	1,024,575
DR Horton, Inc.	6,560	845,715
Home Depot, Inc.	3,581	1,312,938
Ralph Lauren Corp.	6,235	1,710,136
Tapestry, Inc	26,284	2,307,998
TJX Cos., Inc.	7,525	929,262
Walmart, Inc	16,884	1,650,918

		9,781,542

Consumer, Non-cyclical (9.1%)
AbbVie, Inc	8,972	1,665,383
Bristol-Myers Squibb Co.	18,166	840,904
Cigna Group	3,157	1,043,641
Colgate-Palmolive Co.	13,703	1,245,603
Corpay, Inc.*	3,862	1,281,489
Danaher Corp.	2,751	543,432
Eli Lilly & Co	2,124	1,655,722
Gilead Sciences, Inc.	13,533	1,500,404
HCA Healthcare, Inc.	3,315	1,269,976
Johnson & Johnson	11,802	1,802,755
McKesson Corp.	1,461	1,070,592
Philip Morris International, Inc.	11,418	2,079,560
Quanta Services, Inc.	2,330	880,926
UnitedHealth Group, Inc. .4,576		1,427,575

		18,307,962

Energy (2.3%)
Baker Hughes Co.	16,504	632,763
ConocoPhillips	8,773	787,289
Coterra Energy, Inc.	15,416	391,258
Expand Energy Corp.	5,294	619,081
Valero Energy Corp.	5,758	773,991
Williams Cos., Inc.	24,151	1,516,924

		4,721,306

	Shares	Value
COMMON STOCKS (Continued):
Financial (7.6%)
Citigroup, Inc.	22,137	$1,884,302
Crown Castle, Inc.	5,706	586,177
Digital Realty Trust, Inc.	4,864	847,941
Goldman Sachs Group, Inc.	2,220	1,571,205
JPMorgan Chase & Co.	11,417	3,309,903
M&T Bank Corp.	4,585	889,444
Mastercard, Inc. Cl A	2,965	1,666,152
Morgan Stanley	14,598	2,056,274
Visa, Inc. Cl A	7,347	2,608,552

		15,419,950

Industrial (6.0%)
AMETEK, Inc.	1,907	345,091
Amphenol Corp. Cl A	6,282	620,348
Caterpillar, Inc.	2,618	1,016,334
Deere & Co.	2,228	1,132,916
Eaton Corp. PLC	1,868	666,857
FedEx Corp.	5,315	1,208,153
GE Vernova, Inc	2,210	1,169,421
General Electric Co.	5,336	1,373,433
RTX Corp.	8,030	1,172,541
Snap-on, Inc	2,394	744,965
Trane Technologies PLC	4,152	1,816,126
Union Pacific Corp.	3,668	843,933

		12,110,118

Technology (19.0%)
Adobe, Inc.*	3,616	1,398,958
Apple, Inc.	37,132	7,618,372
Broadcom, Inc.	18,358	5,060,383
Fortinet, Inc.*	16,628	1,757,912
Intuit, Inc.	1,766	1,390,955
Lam Research Corp	16,000	1,557,440
Microsoft Corp.	18,518	9,211,038
NetApp, Inc.	7,779	828,853
NVIDIA Corp.	56,956	8,998,478
Roper Technologies, Inc. .	971	550,402

		38,372,791

Utilities (2.2%)
NextEra Energy, Inc	12,552	871,360
NRG Energy, Inc.	11,795	1,894,041
Vistra Corp.	8,708	1,687,697

		4,453,098

Total Common Stocks (Cost: $64,477,204)		122,336,821

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (35.3%):
U.S. Government (6.0%)
U.S. Treasury Bond	AA+	1.38	11/15/40	$750,000	477,656
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,260,828
U.S. Treasury Bond	AA+	1.88	02/15/41	1,400,000	962,500
U.S. Treasury Bond	AA+	3.00	11/15/45	600,000	457,031
U.S. Treasury Bond	AA+	3.63	02/15/53	465,000	379,702
U.S. Treasury Bond	AA+	4.00	11/15/52	620,000	542,306
U.S. Treasury Bond	AA+	4.13	08/15/53	2,095,000	1,871,752
U.S. Treasury Bond	AA+	4.25	02/15/54	615,000	561,187
U.S. Treasury Bond	AA+	4.63	05/15/44	50,000	49,039
U.S. Treasury Note	AA+	2.88	05/15/32	535,000	499,222
U.S. Treasury Note	AA+	3.88	04/30/30	500,000	502,070
U.S. Treasury Note	AA+	3.88	08/15/34	300,000	293,016
U.S. Treasury Note	AA+	4.00	05/31/30	450,000	454,430
U.S. Treasury Note	AA+	4.00	02/15/34	550,000	544,414
U.S. Treasury Note	AA+	4.13	05/31/32	70,000	70,602
U.S. Treasury Note	AA+	4.25	01/31/30	595,000	606,853
U.S. Treasury Note	AA+	4.25	11/15/34	330,000	331,134
U.S. Treasury Note	AA+	4.25	05/15/35	705,000	706,212
U.S. Treasury Strip(1)	AA+	0.00	08/15/29	945,000	807,172
U.S. Treasury Strip(1)	AA+	0.00	02/15/42	1,625,000	713,982

					12,091,108

U.S. Government Agencies (13.6%)
Mortgage-Backed Obligations (11.9%)
FHLMC	AA+	1.50	10/01/36	333,349	297,426
FHLMC	AA+	2.50	09/01/27	18,191	17,868
FHLMC	AA+	2.50	06/01/35	122,944	115,574
FHLMC	AA+	2.50	04/01/50	136,812	113,550
FHLMC	AA+	2.50	06/01/50	145,554	122,025
FHLMC	AA+	2.50	11/01/50	593,669	501,256
FHLMC	AA+	2.50	10/01/51	240,411	200,277
FHLMC	AA+	3.00	06/01/27	13,909	13,731
FHLMC	AA+	3.00	08/01/27	2,596	2,575
FHLMC	AA+	3.00	11/01/42	99,266	90,611
FHLMC	AA+	3.00	04/01/43	69,724	63,385
FHLMC	AA+	3.00	11/01/49	344,855	302,487
FHLMC	AA+	3.00	10/01/51	335,839	290,678
FHLMC	AA+	3.00	06/01/52	569,782	498,072
FHLMC	AA+	3.50	02/01/32	68,957	67,768
FHLMC	AA+	3.50	01/01/43	87,700	82,249
FHLMC	AA+	3.50	06/01/45	118,329	109,915
FHLMC	AA+	3.50	07/01/45	140,374	130,582
FHLMC	AA+	4.00	11/01/33	39,117	38,802
FHLMC	AA+	4.00	01/01/38	59,967	59,060
FHLMC	AA+	4.00	03/01/41	25,919	25,199
FHLMC	AA+	4.00	07/01/41	42,043	40,879
FHLMC	AA+	4.00	11/01/42	17,322	16,771
FHLMC	AA+	4.00	01/01/43	90,286	87,417

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC	AA+	4.00	10/01/44	$33,402	$32,084
FHLMC	AA+	4.00	06/01/45	114,388	109,100
FHLMC	AA+	4.00	04/01/52	375,926	352,275
FHLMC	AA+	4.00	08/01/52	244,069	229,292
FHLMC	AA+	4.23	05/01/30	475,000	471,673
FHLMC	AA+	4.50	02/01/44	35,925	35,461
FHLMC	AA+	4.50	05/01/48	47,972	46,747
FHLMC	AA+	5.00	02/01/26	172	171
FHLMC	AA+	5.00	08/01/35	34,733	35,349
FHLMC	AA+	5.00	07/01/39	6,391	6,493
FHLMC	AA+	5.00	01/01/52	224,539	223,655
FHLMC	AA+	5.00	06/01/52	780,979	770,125
FHLMC	AA+	5.00	12/01/52	463,678	458,368
FHLMC	AA+	5.00	06/01/54	191,546	188,453
FHLMC	AA+	5.50	07/01/32	8,470	8,672
FHLMC	AA+	5.50	05/01/33	5,747	5,925
FHLMC	AA+	5.50	06/01/37	35,065	36,305
FHLMC	AA+	5.50	06/01/53	90,619	91,281
FHLMC	AA+	5.50	07/01/53	656,045	661,467
FHLMC	AA+	6.00	09/01/53	167,825	172,310
FHLMC	AA+	6.00	02/01/54	263,143	268,407
FHLMC	AA+	6.00	01/01/55	735,868	748,434
FHLMC ARM SOFR30A + 2.29%(2)	AA+	1.93	10/01/51	555,986	496,834
FHLMC Strip	AA+	3.00	06/01/42	141,399	129,251
FHLMC Strip	AA+	3.00	01/01/43	45,183	40,940
FNMA	AA+	2.00	11/01/35	329,453	303,013
FNMA	AA+	2.00	07/01/36	597,807	550,062
FNMA	AA+	2.00	09/01/50	607,091	485,060
FNMA	AA+	2.00	10/01/50	172,453	139,345
FNMA	AA+	2.00	02/01/51	402,551	318,712
FNMA	AA+	2.00	03/01/51	232,990	184,478
FNMA	AA+	2.34	05/01/36	546,868	446,300
FNMA	AA+	2.50	02/01/33	94,441	90,039
FNMA	AA+	2.50	06/01/35	288,593	271,293
FNMA	AA+	2.50	04/01/42	1,005,258	890,461
FNMA	AA+	2.50	03/01/51	776,679	658,483
FNMA	AA+	2.50	04/01/51	141,965	118,638
FNMA	AA+	2.50	05/01/51	650,014	549,267
FNMA	AA+	2.50	05/01/52	819,022	683,875
FNMA	AA+	3.00	06/01/33	96,048	92,377
FNMA	AA+	3.00	09/01/33	55,276	53,135
FNMA	AA+	3.00	01/01/43	193,578	176,451
FNMA	AA+	3.00	02/01/43	47,547	43,340
FNMA	AA+	3.00	03/01/43	97,460	88,493
FNMA	AA+	3.00	09/01/43	99,624	90,440
FNMA	AA+	3.00	12/01/47	27,013	23,925
FNMA	AA+	3.00	03/01/48	50,966	44,998
FNMA	AA+	3.00	01/01/52	495,772	431,581

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	3.00	04/01/52	$492,600	$426,358
FNMA	AA+	3.10	06/01/29	175,000	167,459
FNMA	AA+	3.50	08/01/38	69,788	65,437
FNMA	AA+	3.50	10/01/41	40,556	37,751
FNMA	AA+	3.50	11/01/41	69,776	65,351
FNMA	AA+	3.50	12/01/41	53,772	50,053
FNMA	AA+	3.50	04/01/42	74,194	69,039
FNMA	AA+	3.50	08/01/42	78,746	73,755
FNMA	AA+	3.50	08/01/43	308,518	288,260
FNMA	AA+	3.50	10/01/44	24,703	23,024
FNMA	AA+	3.50	04/01/45	141,775	131,532
FNMA	AA+	3.50	05/01/45	3,751	3,477
FNMA	AA+	3.50	09/01/47	46,798	43,174
FNMA	AA+	3.50	06/01/51	506,644	457,839
FNMA	AA+	3.50	05/01/52	554,080	502,973
FNMA	AA+	3.75	08/01/28	200,000	197,106
FNMA	AA+	4.00	01/01/31	24,693	24,560
FNMA	AA+	4.00	07/01/40	54,873	53,290
FNMA	AA+	4.00	11/01/40	29,938	29,070
FNMA	AA+	4.00	05/01/41	25,756	24,889
FNMA	AA+	4.00	11/01/45	54,594	52,004
FNMA	AA+	4.00	02/01/47	54,997	52,298
FNMA	AA+	4.00	04/01/49	205,691	194,303
FNMA	AA+	4.00	03/01/50	195,023	183,223
FNMA	AA+	4.00	07/01/52	148,878	140,395
FNMA	AA+	4.00	07/01/56	291,384	271,340
FNMA	AA+	4.50	05/01/30	6,565	6,584
FNMA	AA+	4.50	06/01/34	10,853	10,912
FNMA	AA+	4.50	08/01/35	8,448	8,481
FNMA	AA+	4.50	05/01/39	38,154	38,047
FNMA	AA+	4.50	05/01/40	33,742	33,546
FNMA	AA+	4.50	10/01/40	115,281	114,899
FNMA	AA+	4.50	10/01/41	8,681	8,617
FNMA	AA+	4.50	11/01/47	59,125	57,578
FNMA	AA+	4.50	05/01/50	301,811	292,952
FNMA	AA+	5.00	06/01/33	12,150	12,349
FNMA	AA+	5.00	10/01/33	13,297	13,515
FNMA	AA+	5.00	11/01/33	42,479	43,177
FNMA	AA+	5.00	03/01/34	4,988	5,070
FNMA	AA+	5.00	04/01/34	8,580	8,717
FNMA	AA+	5.00	09/01/35	4,745	4,819
FNMA	AA+	5.00	08/01/37	42,860	43,527
FNMA	AA+	5.00	05/01/39	19,701	19,990
FNMA	AA+	5.50	07/01/27	32,062	32,238
FNMA	AA+	5.50	06/01/48	3,937	4,062
FNMA	AA+	5.50	03/01/53	319,333	320,522
FNMA	AA+	6.00	05/01/32	2,684	2,776
FNMA	AA+	6.00	04/01/33	14,373	14,915

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	6.00	05/01/33	$6,193	$6,427
FNMA	AA+	6.00	06/01/34	3,213	3,345
FNMA	AA+	6.00	09/01/34	862	897
FNMA	AA+	6.00	10/01/34	8,353	8,694
FNMA	AA+	6.00	01/01/37	4,594	4,812
FNMA	AA+	6.00	05/01/37	1,358	1,425
FNMA	AA+	6.00	11/01/52	542,016	556,664
FNMA	AA+	6.00	09/01/53	42,361	43,574
FNMA	AA+	6.00	09/01/54	242,484	246,950
FNMA	AA+	6.50	05/01/32	13,753	14,452
FNMA	AA+	6.50	07/01/34	2,579	2,735
FNMA	AA+	6.50	05/01/37	14,886	15,941
FNMA	AA+	7.00	04/01/32	475	504
FNMA	AA+	7.50	06/01/31	884	931
FNMA	AA+	7.50	02/01/32	1,232	1,312
FNMA	AA+	7.50	06/01/32	863	929
FNMA	AA+	8.00	04/01/32	923	965
FNMA SOFR30A + 2.30%(2)	AA+	4.46	02/01/53	241,595	238,362
FNMA SOFR30A + 2.37%(2)	AA+	1.80	09/01/51	724,564	646,847
FNMA Strip	AA+	3.00	08/01/42	40,483	36,781
FRESB Multifamily Mortgage(3)	AA+	2.37	10/01/26	41,443	40,453
GNMA(4)	AA+	2.50	10/01/51	170,485	143,955
GNMA(4)	AA+	2.50	08/01/52	168,502	143,259
GNMA(4)	AA+	2.50	03/01/53	868,778	739,167
GNMA(4)	AA+	2.50	06/01/53	392,979	334,290
GNMA(4)	AA+	3.00	10/01/51	212,951	186,691
GNMA(4)	AA+	4.00	01/01/42	97,713	93,882
GNMA(4)	AA+	4.00	08/01/42	32,575	31,397
GNMA(4)	AA+	4.50	04/01/31	16,146	16,244
GNMA(4)	AA+	4.50	10/01/40	43,976	43,664
GNMA(4)	AA+	4.50	10/01/43	70,187	69,131
GNMA(4)	AA+	5.00	06/01/39	34,638	35,209
GNMA(4)	AA+	6.50	04/01/31	1,035	1,068
GNMA(4)	AA+	6.50	10/01/31	506	528
GNMA(4)	AA+	6.50	12/01/31	172	172
GNMA(4)	AA+	6.50	05/01/32	1,519	1,553
GNMA(4)	AA+	7.00	05/01/31	518	543
GNMA(4)	AA+	7.00	05/01/32	87	87

					24,080,088

Non-Mortgage-Backed Obligations (1.7%)
FFCB	AA+	5.37	01/28/32	950,000	949,742
FHLB	AA+	5.13	02/26/30	450,000	449,793
FHLB	AA+	5.25	06/09/32	900,000	898,861
FHLB	AA+	5.30	02/27/32	1,165,000	1,164,031

					3,462,427

Corporate Debt (15.7%)
Basic Materials (0.3%)
Celanese US Holdings LLC	BB+	6.42	07/15/27	280,000	289,957

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Basic Materials (Continued)
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	$290,000	$273,134
Steel Dynamics, Inc.	BBB	5.00	12/15/26	125,000	125,138

					688,229

Communications (1.0%)
AT&T, Inc.	BBB	2.75	06/01/31	400,000	362,480
Expedia Group, Inc	BBB	5.40	02/15/35	170,000	171,159
Motorola Solutions, Inc.	BBB	5.55	08/15/35	160,000	163,162
T-Mobile USA, Inc	BBB	2.70	03/15/32	250,000	220,211
T-Mobile USA, Inc	BBB	3.38	04/15/29	165,000	158,892
Uber Technologies, Inc.†	BBB	4.50	08/15/29	280,000	278,559
VeriSign, Inc.	BBB	2.70	06/15/31	325,000	290,792
Verizon Communications, Inc.	BBB+	4.02	12/03/29	360,000	355,154

					2,000,409

Consumer, Cyclical (0.7%)
AutoZone, Inc.	BBB	3.75	04/18/29	65,000	63,559
AutoZone, Inc.	BBB	6.25	11/01/28	175,000	185,523
Darden Restaurants, Inc.	BBB	3.85	05/01/27	110,000	109,097
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	200,000	194,741
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	340,000	349,328
Lennar Corp.	BBB	5.00	06/15/27	110,000	110,776
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	165,000	166,216
Toll Brothers Finance Corp.	BBB	4.88	03/15/27	200,000	200,583

					1,379,823

Consumer, Non-cyclical (1.3%)
AbbVie, Inc.	A-	5.05	03/15/34	455,000	463,315
Amgen, Inc.	BBB+	5.15	03/02/28	235,000	240,078
Amgen, Inc.	BBB+	5.25	03/02/33	100,000	102,418
Bunge Ltd. Finance Corp	BBB+	2.75	05/14/31	235,000	212,653
Bunge Ltd. Finance Corp	A-	4.20	09/17/29	150,000	148,350
Constellation Brands, Inc	BBB	4.80	01/15/29	230,000	232,478
CVS Health Corp.	BBB	3.75	04/01/30	389,000	373,119
Elevance Health, Inc.	A	2.88	09/15/29	255,000	240,190
Elevance Health, Inc.	A	4.75	02/15/30	65,000	65,766
Equifax, Inc.	BBB	4.80	09/15/29	280,000	282,402
J M Smucker Co.	BBB	6.20	11/15/33	245,000	263,035

					2,623,804

Energy (1.5%)
Cheniere Energy Partners LP	BBB	4.50	10/01/29	220,000	217,612
Diamondback Energy, Inc.	BBB	5.15	01/30/30	360,000	367,975
Energy Transfer LP	BBB	5.25	07/01/29	105,000	107,615
Energy Transfer LP	BBB	5.55	02/15/28	241,000	247,978
EQT Corp.	BBB-	3.90	10/01/27	203,000	200,267
EQT Corp.†	BBB-	7.50	06/01/27	160,000	163,123
Hess Corp.	BBB-	4.30	04/01/27	80,000	79,835
HF Sinclair Corp.	BBB-	4.50	10/01/30	90,000	87,302
HF Sinclair Corp.	BBB-	5.75	01/15/31	60,000	61,451
HF Sinclair Corp.	BBB-	6.38	04/15/27	202,000	203,923

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
Kinder Morgan, Inc.	BBB	5.10	08/01/29	$350,000	$357,721
Occidental Petroleum Corp.	BB+	6.38	09/01/28	170,000	176,816
ONEOK, Inc.	BBB	4.40	10/15/29	70,000	69,465
ONEOK, Inc.†	BBB	5.63	01/15/28	180,000	183,936
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	150,000	152,166
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	75,000	76,526
Western Midstream Operating LP	BBB-	4.75	08/15/28	295,000	295,127

					3,048,838

Financial (7.6%)
Alexandria Real Estate Equities, Inc	BBB+	4.75	04/15/35	360,000	344,680
Alleghany Corp.	AA	3.63	05/15/30	160,000	155,361
American Express Co.(3)(5)	A-	5.39	07/28/27	210,000	212,047
American Express Co.(3)(5)	A-	5.53	04/25/30	350,000	363,842
American Tower Corp	BBB	2.90	01/15/30	140,000	130,445
American Tower Corp	BBB	5.80	11/15/28	180,000	187,809
Aon North America, Inc.	A-	5.45	03/01/34	350,000	359,523
Arthur J. Gallagher & Co.	BBB	5.00	02/15/32	305,000	309,086
Bank of America Corp.(3)(5)	A-	2.97	02/04/33	985,000	881,878
Bank of New York Mellon Corp.(3)(5)	A	5.06	07/22/32	225,000	230,007
BankUnited, Inc.	BBB	4.88	11/17/25	160,000	159,892
BankUnited, Inc.	BBB-	5.13	06/11/30	200,000	197,829
Boston Properties LP	BBB	3.25	01/30/31	300,000	274,898
Boston Properties LP	BBB	5.75	01/15/35	35,000	35,210
Boston Properties LP	BBB	6.50	01/15/34	50,000	53,548
Brown & Brown, Inc.	BBB-	5.25	06/23/32	100,000	101,939
Capital One Financial Corp.(3)(5)	BBB	4.93	05/10/28	165,000	166,268
Capital One Financial Corp.	BBB	6.70	11/29/32	200,000	218,206
Citigroup, Inc.(3)(5)	BBB+	3.79	03/17/33	195,000	181,943
Citigroup, Inc.(3)(5)	BBB+	3.98	03/20/30	220,000	215,546
Citigroup, Inc.(3)(5)	BBB	5.83	02/13/35	300,000	305,817
Citizens Financial Group, Inc.(3)(5)	BBB+	5.84	01/23/30	340,000	352,017
Digital Realty Trust LP	BBB	5.55	01/15/28	215,000	220,603
Equinix, Inc.	BBB	3.20	11/18/29	375,000	355,799
Fairfax Financial Holdings Ltd	A-	6.00	12/07/33	160,000	166,984
Fifth Third Bancorp(3)(5)	BBB+	4.90	09/06/30	125,000	126,398
Fifth Third Bancorp(3)(5)	BBB+	6.34	07/27/29	155,000	163,215
First Horizon Bank	BBB	5.75	05/01/30	250,000	255,808
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	450,000	415,989
Goldman Sachs Group, Inc.(3)(5)	BBB+	5.33	07/23/35	235,000	237,791
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	275,000	276,493
JPMorgan Chase & Co.(3)(5)	A	5.00	07/22/30	200,000	203,625
JPMorgan Chase & Co.(3)(5)	A	5.35	06/01/34	200,000	205,976
JPMorgan Chase & Co.(3)(5)	A	5.50	01/24/36	300,000	309,124
Kemper Corp	BBB-	3.80	02/23/32	165,000	150,426
KeyCorp	BBB	2.25	04/06/27	398,000	383,850
Kilroy Realty LP	BBB-	3.05	02/15/30	120,000	108,582

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Kimco Realty OP LLC	BBB+	4.85	03/01/35	$135,000	$132,146
Kimco Realty OP LLC	BBB+	6.40	03/01/34	200,000	217,596
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	365,000	365,402
Manufacturers & Traders Trust Co.	A-	4.70	01/27/28	250,000	252,213
Mercury General Corp.	BBB-	4.40	03/15/27	125,000	123,912
Morgan Stanley(3)(5)	A-	2.70	01/22/31	450,000	414,747
Morgan Stanley(3)(5)	A-	5.17	01/16/30	40,000	40,843
Morgan Stanley(3)(5)	A-	5.45	07/20/29	210,000	215,943
NNN REIT, Inc.	BBB+	2.50	04/15/30	145,000	132,211
NNN REIT, Inc.	BBB+	3.60	12/15/26	110,000	108,732
PNC Bank N.A.	A-	2.70	10/22/29	250,000	232,740
PNC Financial Services Group, Inc.(3)(5)	A-	5.58	06/12/29	180,000	186,446
PNC Financial Services Group, Inc.(3)(5)	A-	6.88	10/20/34	120,000	134,099
Prologis LP	A	1.75	07/01/30	140,000	123,004
Realty Income Corp.	A-	4.85	03/15/30	65,000	66,160
Realty Income Corp.	A-	5.13	02/15/34	325,000	328,768
Synchrony Financial	BBB-	3.70	08/04/26	400,000	396,114
Tanger Properties LP	BBB-	2.75	09/01/31	200,000	175,453
Tanger Properties LP	BBB-	3.13	09/01/26	175,000	171,770
Tanger Properties LP	BBB-	3.88	07/15/27	110,000	108,489
Truist Financial Corp.(3)(5)	A-	4.87	01/26/29	300,000	303,402
US Bancorp(3)(5)	A	4.65	02/01/29	465,000	468,049
US Bancorp(3)(5)	A	5.78	06/12/29	60,000	62,272
Voya Financial, Inc.	BBB+	5.00	09/20/34	250,000	244,338
Wells Fargo & Co.(3)(5)	BBB+	3.35	03/02/33	315,000	287,790
Wells Fargo & Co.(3)(5)	BBB+	5.20	01/23/30	220,000	225,260
Wells Fargo & Co.(3)(5)	BBB+	5.56	07/25/34	200,000	206,537
Welltower OP LLC	A-	2.75	01/15/31	340,000	310,746
Zions Bancorp N.A.	BBB	3.25	10/29/29	250,000	230,287

					15,283,923

Industrial (1.3%)
Amphenol Corp	BBB+	2.80	02/15/30	305,000	286,150
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	250,000	254,095
Boeing Co.	BBB-	3.20	03/01/29	375,000	357,027
CH Robinson Worldwide, Inc	BBB	4.20	04/15/28	180,000	179,016
Huntington Ingalls Industries, Inc.	BBB-	3.48	12/01/27	155,000	151,758
Jabil, Inc.	BBB-	3.00	01/15/31	140,000	127,681
Jabil, Inc.	BBB-	3.95	01/12/28	75,000	74,217
L3Harris Technologies, Inc.	BBB	4.85	04/27/35	200,000	195,713
Lennox International, Inc.	BBB	1.70	08/01/27	155,000	146,357
Otis Worldwide Corp.	BBB	5.13	11/19/31	245,000	252,303
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	215,000	195,101
Vulcan Materials Co.	BBB+	4.95	12/01/29	350,000	356,677

					2,576,095

Technology (0.8%)
Broadcom, Inc	BBB+	5.05	07/12/29	355,000	363,537
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	240,000	238,821
Hewlett Packard Enterprise Co.	BBB	4.85	10/15/31	115,000	114,518

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Technology (Continued)
Intel Corp	BBB	5.20	02/10/33	$225,000	$226,898
Microchip Technology, Inc.	BBB	4.90	03/15/28	150,000	151,755
Paychex, Inc.	BBB+	5.10	04/15/30	295,000	302,077
VMware LLC	BBB+	1.40	08/15/26	240,000	232,212

					1,629,818

Utilities (1.2%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	345,000	353,895
Black Hills Corp.	BBB+	3.05	10/15/29	140,000	131,077
Dominion Energy, Inc.	A	2.30	12/01/31	355,000	310,953
DTE Energy Co	BBB	5.10	03/01/29	325,000	331,540
Duke Energy Carolinas LLC	A	4.85	01/15/34	330,000	329,496
NextEra Energy Capital Holdings, Inc.	BBB+	3.55	05/01/27	275,000	271,441
NiSource, Inc.	BBB+	5.20	07/01/29	350,000	359,325
Southern Co.	BBB+	5.70	03/15/34	280,000	292,697

					2,380,424

Total Corporate Debt					31,611,363

Total Long-Term Debt Securities (Cost: $73,788,654)					71,244,986

SHORT-TERM DEBT SECURITIES (3.3%):
U.S. Government (1.8%)
U.S. Treasury Bill	A-1+	4.10	07/03/25	1,250,000	1,249,715
U.S. Treasury Bill	A-1+	4.18	07/08/25	2,500,000	2,497,977

					3,747,692

Commercial Paper (1.5%)
Automatic Data Processing, Inc.	A-1+	4.33	07/01/25	3,000,000	3,000,000

Total Short-Term Debt Securities (Cost: $6,747,692)					6,747,692

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.3%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	4.11	$599,201	$599,201

Total Temporary Cash Investment (Cost: $599,201)			599,201

Total Investments (Cost: $145,612,751) 99.5%			200,928,700

Other Net Assets 0.5%			933,497

Net Assets 100.0%			$201,862,197

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

ARM =   Adjustable Rate Mortgage

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

FFCB =	Federal Farm Credit Bank Funding Corporation
FHLB =	Federal Home Loan Bank
FHLMC =	Federal Home Loan Mortgage Corporation
FNMA =	Federal National Mortgage Association
FRESB =	Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA =	Government National Mortgage Association
SOFR =	Secured overnight financing rate
SOFR30A =	30-day Average SOFR (Secured overnight financing rate)

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate values of these securities amounts to $1,264,154 and represents 0.6% of net assets.

(1)	Zero Coupon.
(2)	Floating Rate Note.
(3)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

(4)	U.S. Government guaranteed security
(5)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Share	Value
COMMON STOCKS (97.2%):
Australia (5.2%):
Basic Materials (2.0%)
BHP Group Ltd	514,899	$12,387,233
BlueScope Steel Ltd.	503,571	7,673,685
Fortescue Ltd	538,528	5,413,409
Rio Tinto PLC	264,197	15,377,352

		40,851,679

Consumer, Cyclical (1.0%)
Aristocrat Leisure Ltd .	205,027	8,784,340
Wesfarmers, Ltd	207,840	11,599,002

		20,383,342

Consumer, Non-cyclical (0.4%)
Brambles Ltd.	557,661	8,612,403

Financial (1.2%)
ANZ Group Holdings Ltd.	581,599	11,153,200
Commonwealth Bank of Australia	96,445	11,738,155

		22,891,355

Technology (0.6%)
Pro Medicus Ltd	61,004	11,415,964

Total Australia		104,154,743

Austria (0.3%):
Energy (0.3%)
OMV AG	109,951	5,979,261

China (1.3%):
Communications (1.3%)
Prosus NV	464,721	26,073,871

Denmark (1.0%):
Consumer, Cyclical (0.7%)
Pandora A/S	86,930	15,316,665

Industrial (0.3%)
ROCKWOOL A/S Cl B .	119,260	5,589,989

Total Denmark		20,906,654

Finland (1.2%):
Communications (0.5%)
Nokia Oyj	1,980,379	10,275,450

Financial (0.7%)
Nordea Bank Abp	870,850	12,937,368

Total Finland		23,212,818

France (9.1%):
Communications (0.5%)
Orange S.A.	631,293	9,613,449

	Share	Value
COMMON STOCKS (Continued):
France (Continued)
Consumer, Cyclical (1.3%)
Hermes International SCA	9,919	$26,889,078

Consumer, Non-cyclical (1.3%)
Danone S.A.	160,021	13,093,452
EssilorLuxottica S.A	44,672	12,266,599

		25,360,051

Energy (0.8%)
TotalEnergies SE	282,427	17,262,690

Financial (2.0%)
AXA S.A.	320,437	15,735,072
BNP Paribas S.A.	159,954	14,348,147
Klepierre S.A.	243,157	9,614,259

		39,697,478

Industrial (2.4%)
Cie de Saint-Gobain S.A.	154,537	18,154,272
Dassault Aviation S.A. .	16,539	5,847,729
Eiffage S.A.	87,414	12,282,828
Safran S.A.	38,148	12,440,986

		48,725,815

Utilities (0.8%)
Engie S.A.	693,759	16,305,281

Total France		183,853,842

Germany (10.6%):
Communications (1.3%)
Deutsche Telekom AG .	493,709	18,071,527
Scout24 SE†	61,733	8,522,169

		26,593,696

Consumer, Cyclical (0.4%)
Mercedes-Benz Group AG	134,958	7,862,675

Financial (3.1%)
Allianz SE	55,044	22,338,702
Deutsche Bank AG	804,991	23,864,306
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	25,781	16,740,492

		62,943,500

Industrial (3.6%)
GEA Group AG	144,534	10,131,847
Heidelberg Materials AG	86,372	20,340,330
MTU Aero Engines AG .	23,946	10,638,094
Siemens AG	122,791	31,539,875

		72,650,146

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Share	Value
COMMON STOCKS (Continued):
Germany (Continued)
Technology (2.2%)
SAP SE	143,095	$43,755,512

Total Germany		213,805,529

Hong Kong (0.5%):
Consumer, Non-cyclical (0.5%)
WH Group Ltd.†	10,824,571	10,432,636

Ireland (0.5%):
Financial (0.5%)
AerCap Holdings N.V .	78,715	9,209,655

Israel (1.0%):
Communications (0.3%)
Wix.com Ltd.*	37,796	5,989,154

Technology (0.7%)
Check Point Software Technologies Ltd.*	65,648	14,524,620

Total Israel		20,513,774

Italy (4.9%):
Consumer, Cyclical (0.5%)
Ferrari N.V.	23,175	11,353,685

Financial (3.0%)
Banco BPM SpA	780,769	9,113,545
Generali	278,214	9,896,495
Intesa Sanpaolo SpA	2,706,174	15,588,672
UniCredit SpA	386,946	25,957,647

		60,556,359

Industrial (0.7%)
Poste Italiane SpA†	634,404	13,630,717

Utilities (0.7%)
Enel SpA	1,438,072	13,648,318

Total Italy		99,189,079

Japan (18.3%):
Basic Materials (0.5%)
Nitto Denko Corp.	570,045	11,008,409

Consumer, Cyclical (6.7%)
Asics Corp.	378,600	9,654,445
Daiwa House Industry Co. Ltd.	469,166	16,121,862
Fast Retailing Co. Ltd. .	30,736	10,538,272
Honda Motor Co. Ltd.	940,692	9,070,956
Marubeni Corp.	461,800	9,309,078
Mitsubishi Corp.	635,472	12,697,927
Mitsui & Co. Ltd.	522,676	10,652,125
Nintendo Co. Ltd.	155,082	14,892,500
Sony Group Corp	642,800	16,713,010

	Share	Value
COMMON STOCKS (Continued):
Japan (Continued)
Consumer, Cyclical (Continued)
Sumitomo Electric Industries Ltd.	649,413	$13,925,629
Tokyo Gas Co. Ltd.	324,231	10,784,605

		134,360,409

Consumer, Non-cyclical (2.3%)
Japan Tobacco, Inc.	421,393	12,413,996
Kyowa Kirin Co. Ltd.	290,857	4,978,681
Recruit Holdings Co. Ltd.	250,349	14,722,183
Shionogi & Co. Ltd	829,373	14,930,606

		47,045,466

Energy (0.3%)
Inpex Corp.	469,446	6,589,692

Financial (1.9%)
Daito Trust Construction Co. Ltd.	69,808	7,603,380
Daiwa Securities Group, Inc.	1,524,201	10,824,918
Japan Post Insurance Co. Ltd.	452,973	10,255,424
Mitsubishi UFJ Financial Group, Inc.	684,200	9,328,104

		38,011,826

Industrial (4.0%)
Hitachi Ltd.	1,001,947	29,120,942
Hoya Corp.	101,388	12,041,053
Keyence Corp.	29,570	11,822,923
Komatsu Ltd	297,900	9,828,775
Nippon Yusen KK	200,138	7,199,957
Yokogawa Electric Corp.	404,392	10,802,872

		80,816,522

Technology (2.3%)
Advantest Corp.	192,500	14,270,226
Canon, Inc.	250,913	7,277,413
Disco Corp.	21,227	6,288,360
Konami Group Corp	69,597	11,003,407
Tokyo Electron Ltd.	34,100	6,530,473

		45,369,879

Utilities (0.3%)
Osaka Gas Co. Ltd.	247,658	6,352,410

Total Japan		369,554,613

Netherlands (3.5%):
Communications (0.5%)
Koninklijke KPN N.V	2,305,796	11,248,111

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Share	Value
COMMON STOCKS (Continued):
Netherlands (Continued)
Consumer, Non-cyclical (0.8%)
Koninklijke Ahold Delhaize N.V.	410,788	$17,157,157

Financial (0.7%)
ING Groep N.V	621,428	13,620,266

Technology (1.5%)
ASM International N.V. .	13,776	8,836,996
ASML Holding N.V.	25,854	20,717,762

		29,554,758

Total Netherlands		71,580,292

New Zealand (0.5%):
Technology (0.5%)
Xero Ltd.*	80,213	9,491,545

Norway (1.6%):
Consumer, Non-cyclical (0.3%)
Orkla ASA	557,591	6,072,998

Energy (0.6%)
Equinor ASA	470,743	11,888,170

Industrial (0.7%)
Kongsberg Gruppen ASA	364,295	14,126,307

Total Norway		32,087,475

Singapore (0.8%):
Financial (0.8%)
DBS Group Holdings Ltd.	455,063	16,064,671

Spain (5.2%):
Consumer, Cyclical (0.7%)
Industria de Diseno Textil S.A	257,369	13,426,105

Financial (3.2%)
Banco Bilbao Vizcaya Argentaria S.A.	1,622,455	24,982,998
Banco Santander S.A. .	3,575,187	29,605,686
CaixaBank S.A	1,173,611	10,169,117

		64,757,801

Industrial (0.4%)
Aena SME S.A.†	319,510	8,528,930

Utilities (0.9%)
Iberdrola S.A.	967,125	18,605,581

Total Spain		105,318,417

	Share	Value
COMMON STOCKS (Continued):
Sweden (2.6%):
Communications (0.4%)
Telefonaktiebolaget LM Ericsson Cl B	1,056,295	$9,026,382

Financial (0.6%)
Svenska Handelsbanken AB Cl A	839,936	11,244,465

Industrial (1.6%)
Alfa Laval AB	133,612	5,627,554
Assa Abloy AB Cl B	315,870	9,875,248
Atlas Copco AB Cl A	980,631	15,852,890

		31,355,692

Total Sweden		51,626,539

Switzerland (3.5%):
Basic Materials (0.5%)
Givaudan S.A	2,069	10,033,672

Consumer, Non-cyclical (0.4%)
Sonova Holding AG	31,701	9,454,046

Financial (1.1%)
Partners Group Holding AG	5,375	7,032,254
Zurich Insurance Group AG	21,445	15,005,564

		22,037,818

Industrial (1.5%)
ABB Ltd.	292,314	17,518,039
Schindler Holding AG	33,441	12,452,432

		29,970,471

Total Switzerland		71,496,007

Taiwan (0.4%):
Technology (0.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	38,216	8,655,542

United Kingdom (11.3%):
Communications (0.4%)
Vodafone Group PLC	7,375,961	7,895,608

Consumer, Cyclical (0.9%)
InterContinental Hotels Group PLC	80,142	9,163,051
Next PLC	56,066	9,575,735

		18,738,786

Consumer, Non-cyclical (5.5%)
AstraZeneca PLC	78,332	10,901,399
British American Tobacco PLC	336,038	15,977,387

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Share	Value
COMMON STOCKS (Continued):
United Kingdom (Continued)
Consumer, Non-cyclical (Continued)
Imperial Brands PLC	441,452	$17,441,842
Marks & Spencer Group PLC	1,187,880	5,781,441
RELX PLC	470,738	25,512,907
Tesco PLC	2,590,834	14,284,624
Unilever PLC	357,441	21,813,287

		111,712,887

Financial (3.5%)
3i Group PLC	276,840	15,666,988
Barclays PLC	5,724,488	26,451,547
HSBC Holdings PLC	2,352,955	28,461,794

		70,580,329

Industrial (1.0%)
Rolls-Royce Holdings PLC	1,513,476	20,057,564

Total United Kingdom		228,985,174

United States (13.9%):
Consumer, Non-cyclical (6.1%)
Alcon AG	49,522	4,391,758
Chugai Pharmaceutical Co. Ltd.	192,107	10,031,410
Experian PLC	253,134	13,053,173

	Share	Value
COMMON STOCKS (Continued):
United States (Continued)
Consumer, Non-cyclical (Continued)
GSK PLC	693,202	$13,216,915
Novartis AG	356,091	43,221,296
Roche Holding AG	116,696	38,091,895

		122,006,447

Energy (1.3%)
Shell PLC	761,314	26,561,906

Financial (5.2%)
iShares Core MSCI Emerging Markets ETF	499,634	29,993,029
iShares MSCI Emerging Markets ex China ETF	325,778	20,569,623
iShares MSCI India ETF	441,366	24,575,259
Vanguard FTSE Emerging Markets ETF	598,543	29,603,937

		104,741,848

Industrial (1.3%)
Amrize Ltd.*	94,348	4,706,401
Holcim AG	94,348	7,006,201
Schneider Electric SE	56,754	15,237,592

		26,950,194

Total United States		280,260,395

Total Common Stocks (Cost: $1,509,272,390)		1,962,452,532

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (1.3%):
United States (1.3%)
Commercial Paper (0.1%)
Automatic Data Processing, Inc.	A-1+	4.33	07/01/25	$1,900,000	$1,900,000
U.S. Government (1.2%)
U.S. Treasury Bill	A-1+	4.09	07/22/25	10,500,000	10,475,049
U.S. Treasury Bill	A-1+	4.11	07/17/25	7,000,000	6,987,249
U.S. Treasury Bill	A-1+	4.21	07/24/25	3,500,000	3,490,631
U.S. Treasury Bill(1)	A-1+	4.34	08/07/25	3,800,000	3,783,562

					24,736,491

Total Short-Term Debt Securities (Cost: $26,636,491)					26,636,491

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rate(%)	Face Amount		Value
TEMPORARY CASH INVESTMENT (0.0%)(2)
Dreyfus Treasury Securities Cash Management, Institutional Shares	4.11	USD	898,774	$898,774

				898,774

Total Temporary Cash Investment (Cost: $898,774)				898,774

Total Investments (Cost: $1,536,807,655) 98.5%				1,989,987,797

Other Net Assets 1.5%				30,639,117

Net Assets 100.0%				$2,020,626,914

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
**	Ratings as per Standard & Poor’s Corporation (unaudited).
†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate values of these securities amounts to $41,114,452 and represents 2.0% of net assets.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Fund as of June 30, 2025, was as follows:

Contract Type	Number of Contracts	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

MSCI EAFE Index	136	P	September 2025	$18,235,560	$330,208	0.9%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (100.0%):
Basic Materials (1.4%)
Air Products and Chemicals, Inc.	34	$9,590
Albemarle Corp.	18	1,128
CF Industries Holdings, Inc.	25	2,300
Dow, Inc.	109	2,886
DuPont de Nemours, Inc. .	64	4,390
Ecolab, Inc.	39	10,508
Freeport-McMoRan, Inc .	221	9,580
International Flavors & Fragrances, Inc.	39	2,869
International Paper Co	82	3,840
Linde PLC	73	34,250
LyondellBasell Industries NV Cl A	40	2,314
Mosaic Co.	49	1,788
Newmont Corp	172	10,021
Nucor Corp	36	4,663
PPG Industries, Inc.	35	3,981
Sherwin-Williams Co.	35	12,018
Steel Dynamics, Inc.	22	2,816

		118,942

Communications (15.5%)
Airbnb, Inc. Cl A*	67	8,867
Alphabet, Inc. Cl A	886	156,140
Alphabet, Inc. Cl C	716	127,011
Amazon.com, Inc.*	1,448	317,677
Arista Networks, Inc.*	160	16,370
AT&T, Inc.	1,095	31,689
Booking Holdings, Inc.	5	28,946
CDW Corp.	20	3,572
Charter Communications, Inc. Cl A*	14	5,723
Cisco Systems, Inc.	617	42,807
Comcast Corp. Cl A	568	20,272
DoorDash, Inc. Cl A*	52	12,819
eBay, Inc.	71	5,287
Expedia Group, Inc.	19	3,205
F5, Inc.*	8	2,355
FactSet Research Systems, Inc.	6	2,684
Fox Corp. Cl A	33	1,849
Fox Corp. Cl B	20	1,033
Gen Digital, Inc.	84	2,470
GoDaddy, Inc. Cl A*	22	3,961
Interpublic Group of Cos., Inc.	57	1,395
Juniper Networks, Inc.	51	2,036
Match Group, Inc.	38	1,174
Meta Platforms, Inc. Cl A .	331	244,308
Motorola Solutions, Inc.	25	10,511
Netflix, Inc.*	64	85,704
News Corp. Cl A	57	1,694

	Shares	Value
COMMON STOCKS (Continued):
Communications (Continued)
News Corp. Cl B	16	$549
Omnicom Group, Inc.	29	2,086
Palo Alto Networks, Inc.* .	102	20,873
Paramount Global Cl B	91	1,174
T-Mobile US, Inc.	72	17,155
Uber Technologies, Inc.*	410	38,253
VeriSign, Inc	13	3,754
Verizon Communications, Inc.	642	27,779
Walt Disney Co.	274	33,979
Warner Bros Discovery, Inc.*	342	3,919

		1,291,080

Consumer, Cyclical (8.7%)
Aptiv PLC*	34	2,319
AutoZone, Inc.*	3	11,137
Best Buy Co., Inc.	30	2,014
CarMax, Inc.*	24	1,613
Carnival Corp.*	161	4,527
Chipotle Mexican Grill, Inc.*	207	11,623
Copart, Inc.*	172	8,440
Costco Wholesale Corp.	94	93,054
Cummins, Inc	27	8,842
Darden Restaurants, Inc. .	18	3,923
Deckers Outdoor Corp.*	24	2,474
Delta Air Lines, Inc	128	6,295
Dollar General Corp	47	5,376
Dollar Tree, Inc.*	42	4,160
Domino’s Pizza, Inc.	6	2,704
DR Horton, Inc.	43	5,544
Fastenal Co.	224	9,408
Ford Motor Co.	599	6,499
General Motors Co.	148	7,283
Genuine Parts Co.	22	2,669
Hasbro, Inc	21	1,550
Hilton Worldwide Holdings, Inc.	37	9,855
Home Depot, Inc.	153	56,096
Lennar Corp. Cl A	36	3,982
Live Nation Entertainment, Inc.*	24	3,631
LKQ Corp.	40	1,480
Lowe’s Cos., Inc	86	19,081
Lululemon Athletica, Inc.* .	17	4,039
Marriott International, Inc. Cl A	35	9,562
McDonald’s Corp.	110	32,139
NIKE, Inc. Cl B	181	12,858
Norwegian Cruise Line Holdings Ltd.*	69	1,399
NVR, Inc.*	1	7,386
O’Reilly Automotive, Inc.* .	132	11,897

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Cyclical (Continued)
PACCAR, Inc.	102	$9,696
Pool Corp.	6	1,749
PulteGroup, Inc.	31	3,269
Ralph Lauren Corp.	6	1,646
Ross Stores, Inc.	51	6,507
Royal Caribbean Cruises Ltd.	39	12,212
Southwest Airlines Co.	112	3,633
Starbucks Corp.	175	16,035
Tapestry, Inc	32	2,810
Target Corp.	95	9,372
Tesla, Inc.*	430	136,594
TJX Cos., Inc.	172	21,240
TKO Group Holdings, Inc.	10	1,819
Tractor Supply Co.	82	4,327
Ulta Beauty, Inc.*	7	3,275
United Airlines Holdings, Inc.*	64	5,096
Walgreens Boots Alliance, Inc.	152	1,745
Walmart, Inc	910	88,980
Williams-Sonoma, Inc.	18	2,941
WW Grainger, Inc.	8	8,322
Yum! Brands, Inc.	43	6,372

		722,499

Consumer, Non-cyclical (13.6%)
Align Technology, Inc.*	27	5,112
Amgen, Inc	209	58,355
Archer-Daniels-Midland Co.	102	5,384
Automatic Data Processing, Inc.	79	24,364
Avery Dennison Corp	12	2,106
Baxter International, Inc .	200	6,056
Biogen, Inc.*	57	7,159
Boston Scientific Corp.*	575	61,761
Brown-Forman Corp. Cl B	39	1,050
Bunge Global SA	29	2,328
Cardinal Health, Inc.	93	15,624
Cencora, Inc	67	20,090
Cigna Group	104	34,380
Cintas Corp.	67	14,932
Clorox Co.	26	3,122
Colgate-Palmolive Co.	171	15,544
Conagra Brands, Inc.	101	2,067
Constellation Brands, Inc. Cl A	33	5,368
Contra ABIOMED, Inc. — contingent value rights*	20	0	‡
Corpay, Inc.*	12	3,982
Corteva, Inc.	105	7,826
CVS Health Corp.	491	33,869
DaVita, Inc.*	17	2,422

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
Dexcom, Inc.*	153	$13,355
Edwards Lifesciences Corp.*	228	17,832
Elevance Health, Inc.	88	34,229
Equifax, Inc.	24	6,225
Estee Lauder Cos., Inc. Cl A	50	4,040
GE HealthCare Technologies, Inc	178	13,184
General Mills, Inc.	116	6,010
Gilead Sciences, Inc.	483	53,550
Global Payments, Inc	43	3,442
Henry Schein, Inc.*	48	3,506
Hershey Co.	31	5,144
Hologic, Inc.*	87	5,669
Hormel Foods Corp.	62	1,876
Humana, Inc	47	11,491
IDEXX Laboratories, Inc.*.	32	17,163
Incyte Corp.*	63	4,290
Insulet Corp.*	28	8,797
Intuitive Surgical, Inc.*	140	76,077
IQVIA Holdings, Inc.*	64	10,086
J M Smucker Co.	23	2,259
Kellanova	57	4,533
Keurig Dr Pepper, Inc.	287	9,488
Kimberly-Clark Corp.	70	9,024
Kraft Heinz Co.	182	4,699
Kroger Co	129	9,253
Labcorp Holdings, Inc.	33	8,663
Lamb Weston Holdings, Inc.	30	1,556
MarketAxess Holdings, Inc.	6	1,340
McCormick & Co., Inc.	54	4,094
McKesson Corp.	49	35,906
Medtronic PLC	498	43,411
Molina Healthcare, Inc.*	22	6,554
Molson Coors Beverage Co. Cl B	37	1,779
Monster Beverage Corp.* .	148	9,271
Moody’s Corp	27	13,543
PayPal Holdings, Inc.*	171	12,709
PepsiCo, Inc	288	38,028
Procter & Gamble Co	494	78,704
Quanta Services, Inc.	29	10,964
Quest Diagnostics, Inc	44	7,904
ResMed, Inc	57	14,706
Rollins, Inc.	55	3,103
S&P Global, Inc.	55	29,001
Solventum Corp.*	54	4,095
STERIS PLC	39	9,369
Stryker Corp	134	53,014
Sysco Corp.	103	7,801

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Consumer, Non-cyclical (Continued)
The Campbell’s Company	42	$1,287
Tyson Foods, Inc. Cl A	61	3,412
United Rentals, Inc.	13	9,794
Verisk Analytics, Inc.	27	8,411
West Pharmaceutical Services, Inc.	28	6,126
Zimmer Biomet Holdings, Inc.	77	7,023
Zoetis, Inc.	173	26,979

		1,126,670

Energy (2.9%)
APA Corp.	55	1,006
Baker Hughes Co.	150	5,751
Chevron Corp	248	35,511
ConocoPhillips	193	17,320
Coterra Energy, Inc.	116	2,944
Devon Energy Corp.	98	3,117
Diamondback Energy, Inc.	28	3,847
Enphase Energy, Inc.*	20	793
EOG Resources, Inc.	84	10,047
EQT Corp	91	5,307
Expand Energy Corp.	32	3,742
Exxon Mobil Corp.	657	70,825
First Solar, Inc.*	16	2,649
Halliburton Co.	131	2,670
Hess Corp.	42	5,819
Kinder Morgan, Inc.	294	8,643
Marathon Petroleum Corp.	47	7,807
Occidental Petroleum Corp.	107	4,495
ONEOK, Inc.	95	7,755
Phillips 66	62	7,397
Schlumberger NV	208	7,030
Targa Resources Corp	33	5,745
Texas Pacific Land Corp. .	2	2,113
Valero Energy Corp.	48	6,452
Williams Cos., Inc.	185	11,620

		240,405

Financial (18.1%)
Aflac, Inc.	86	9,070
Allstate Corp.	46	9,260
American Express Co.	96	30,622
American International Group, Inc.	101	8,645
American Tower Corp.	77	17,019
Ameriprise Financial, Inc. .	16	8,540
Aon PLC Cl A	37	13,200
Apollo Global Management, Inc.	78	11,066
Arch Capital Group Ltd.	65	5,918
Arthur J Gallagher & Co .	44	14,085
Assurant, Inc.	8	1,580

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
AvalonBay Communities, Inc.	23	$4,680
Bank of America Corp.	1,146	54,229
Bank of New York Mellon Corp	125	11,389
Blackrock, Inc	25	26,231
Blackstone, Inc.	127	18,997
Brown & Brown, Inc.	41	4,546
BXP, Inc.	24	1,619
Camden Property Trust	17	1,916
Capital One Financial Corp.	111	23,616
Cboe Global Markets, Inc.	18	4,198
CBRE Group, Inc. Cl A*	49	6,866
Charles Schwab Corp.	298	27,190
Chubb Ltd.	65	18,832
Cincinnati Financial Corp	27	4,021
Citigroup, Inc.	327	27,834
Citizens Financial Group, Inc.	76	3,401
CME Group, Inc.	62	17,088
Coinbase Global, Inc. Cl A*	36	12,618
CoStar Group, Inc.*	69	5,548
Crown Castle, Inc.	72	7,397
Digital Realty Trust, Inc.	52	9,065
Equinix, Inc.	16	12,728
Equity Residential	56	3,779
Erie Indemnity Co. Cl A	4	1,387
Essex Property Trust, Inc.	10	2,834
Everest Group Ltd.	7	2,379
Extra Space Storage, Inc	35	5,160
Federal Realty Investment Trust	12	1,140
Fifth Third Bancorp	117	4,812
Franklin Resources, Inc.	54	1,288
Global X S&P 500 Catholic Values ETF	4,159	313,797
Globe Life, Inc.	15	1,864
Goldman Sachs Group, Inc.	54	38,219
Hartford Insurance Group, Inc.	50	6,343
Host Hotels & Resorts, Inc.	115	1,766
Huntington Bancshares, Inc.	254	4,257
Intercontinental Exchange, Inc.	100	18,347
Invesco Ltd	78	1,230
Invitation Homes, Inc.	94	3,083
Iron Mountain, Inc.	48	4,923
JPMorgan Chase & Co.	486	140,896
KeyCorp	173	3,014
Kimco Realty Corp	112	2,354
KKR & Co., Inc	118	15,698

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Financial (Continued)
Loews Corp.	30	$2,750
M&T Bank Corp.	28	5,432
Marsh & McLennan Cos., Inc.	86	18,803
Mastercard, Inc. Cl A	142	79,795
MetLife, Inc.	99	7,962
Mid-America Apartment Communities, Inc	19	2,812
Morgan Stanley	216	30,426
Nasdaq, Inc.	72	6,438
Northern Trust Corp.	34	4,311
PNC Financial Services Group, Inc.	69	12,863
Principal Financial Group, Inc.	36	2,859
Progressive Corp.	102	27,220
Prologis, Inc.	154	16,188
Prudential Financial, Inc. .	61	6,554
Public Storage	26	7,629
Raymond James Financial, Inc.	32	4,908
Realty Income Corp.	149	8,584
Regency Centers Corp.	27	1,923
Regions Financial Corp.	158	3,716
SBA Communications Corp	17	3,992
Simon Property Group, Inc.	50	8,038
State Street Corp.	50	5,317
Synchrony Financial	67	4,472
T Rowe Price Group, Inc. .	38	3,667
Travelers Cos., Inc	39	10,434
Truist Financial Corp.	229	9,845
UDR, Inc.	49	2,001
US Bancorp	272	12,308
Visa, Inc. Cl A	300	106,515
W R Berkley Corp.	52	3,820
Wells Fargo & Co	569	45,588
Welltower, Inc	102	15,680
Weyerhaeuser Co.	120	3,083
Willis Towers Watson PLC	17	5,210

		1,502,727

Industrial (6.8%)
3M Co.	105	15,985
A O Smith Corp.	22	1,443
Allegion PLC	16	2,306
Amcor PLC	353	3,244
AMETEK, Inc.	45	8,143
Amphenol Corp. Cl A	187	18,466
Axon Enterprise, Inc.*	14	11,591
Ball Corp.	43	2,412
Builders FirstSource, Inc.*	22	2,567
Carrier Global Corp.	156	11,418

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Caterpillar, Inc.	92	$35,715
CH Robinson Worldwide, Inc.	23	2,207
CSX Corp	368	12,008
Deere & Co.	49	24,916
Dover Corp	26	4,764
Eaton Corp. PLC	76	27,131
Emerson Electric Co.	110	14,666
Expeditors International of Washington, Inc	26	2,970
FedEx Corp.	43	9,774
Fortive Corp.	66	3,441
Garmin Ltd.	24	5,009
GE Vernova, Inc	53	28,045
Generac Holdings, Inc.*	11	1,575
General Electric Co.	209	53,795
Howmet Aerospace, Inc .	79	14,704
Hubbell, Inc.	10	4,084
IDEX Corp.	14	2,458
Illinois Tool Works, Inc.	52	12,857
Ingersoll Rand, Inc	79	6,571
Jabil, Inc	17	3,708
Jacobs Solutions, Inc	23	3,023
JB Hunt Transport Services, Inc.	15	2,154
Johnson Controls International PLC	129	13,625
Keysight Technologies, Inc.*	26	4,260
Lennox International, Inc. .	6	3,439
Martin Marietta Materials, Inc.	9	4,941
Masco Corp.	41	2,639
Mettler-Toledo International, Inc.*	9	10,572
Mohawk Industries, Inc.*	8	839
Nordson Corp	10	2,144
Norfolk Southern Corp.	44	11,263
Old Dominion Freight Line, Inc.	36	5,843
Otis Worldwide Corp.	77	7,625
Packaging Corp. of America	13	2,450
Pentair PLC	32	3,285
Ralliant Corp.*	1	48
Republic Services, Inc.	39	9,618
Rockwell Automation, Inc.	22	7,308
Smurfit WestRock PLC	77	3,323
Snap-on, Inc	10	3,112
Stanley Black & Decker, Inc.	30	2,033
TE Connectivity PLC	46	7,759

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Industrial (Continued)
Trane Technologies PLC	43	$18,809
Trimble, Inc.*	37	2,811
Union Pacific Corp.	117	26,919
United Parcel Service, Inc. Cl B	143	14,434
Veralto Corp.	48	4,846
Vulcan Materials Co	20	5,216
Waste Management, Inc. .	71	16,246
Westinghouse Air Brake Technologies Corp	33	6,909
Xylem, Inc.	47	6,080

		561,546

Technology (30.7%)
Accenture PLC Cl A	97	28,992
Adobe, Inc.*	67	25,921
Advanced Micro Devices, Inc.*	251	35,617
Akamai Technologies, Inc.*	23	1,834
Analog Devices, Inc.	77	18,328
ANSYS, Inc.*	13	4,566
Apple, Inc.	2,319	475,789
Applied Materials, Inc.	126	23,067
Autodesk, Inc.*	33	10,216
Broadcom, Inc.	729	200,949
Broadridge Financial Solutions, Inc.	23	5,590
Cadence Design Systems, Inc.*	42	12,942
Cognizant Technology Solutions Corp. Cl A	76	5,930
Crowdstrike Holdings, Inc. Cl A*	38	19,354
Dayforce, Inc.*	31	1,717
Dell Technologies, Inc. Cl C	47	5,762
Electronic Arts, Inc.	35	5,589
EPAM Systems, Inc.*	8	1,415
Fair Isaac Corp.*	3	5,484
Fidelity National Information Services, Inc.	92	7,490
Fiserv, Inc.*	97	16,724
Fortinet, Inc.*	98	10,361
Gartner, Inc.*	11	4,446
Hewlett Packard Enterprise Co.	203	4,151
HP, Inc.	146	3,571
Intel Corp.	677	15,165
Intuit, Inc.	43	33,868
Jack Henry & Associates, Inc.	12	2,162
KLA Corp.	20	17,915
Lam Research Corp	198	19,273
Microchip Technology, Inc.	83	5,841

	Shares	Value
COMMON STOCKS (Continued):
Technology (Continued)
Micron Technology, Inc.	173	$21,322
Microsoft Corp.	1,153	573,514
Monolithic Power Systems, Inc.	7	5,120
MSCI, Inc.	13	7,498
NetApp, Inc.	31	3,303
NVIDIA Corp.	3,786	598,150
NXP Semiconductors NV .	39	8,521
ON Semiconductor Corp.*	65	3,407
Oracle Corp.	252	55,095
Palantir Technologies, Inc. Cl A*	330	44,986
Paychex, Inc.	62	9,019
Paycom Software, Inc.	9	2,083
PTC, Inc.*	18	3,102
QUALCOMM, Inc	171	27,233
Roper Technologies, Inc. .	16	9,069
Salesforce, Inc.	148	40,358
Seagate Technology Holdings PLC	32	4,619
ServiceNow, Inc.*	32	32,899
Skyworks Solutions, Inc .	24	1,788
Super Micro Computer, Inc.*	79	3,872
Synopsys, Inc.*	24	12,304
Take-Two Interactive Software, Inc.*	25	6,071
Teradyne, Inc.	25	2,248
Texas Instruments, Inc	141	29,274
Tyler Technologies, Inc.*	6	3,557
Western Digital Corp.	54	3,455
Workday, Inc. Cl A*	33	7,920
Zebra Technologies Corp. Cl A*	7	2,158

		2,551,974

Utilities (2.3%)
AES Corp.	108	1,136
Alliant Energy Corp.	39	2,358
Ameren Corp.	41	3,938
American Electric Power Co., Inc.	81	8,405
American Water Works Co., Inc.	29	4,034
Atmos Energy Corp.	24	3,699
CenterPoint Energy, Inc .	99	3,637
CMS Energy Corp.	45	3,118
Consolidated Edison, Inc	54	5,419
Constellation Energy Corp.	47	15,170
Dominion Energy, Inc	129	7,291
DTE Energy Co.	31	4,106
Duke Energy Corp.	118	13,924
Edison International	58	2,993

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Entergy Corp.	67	$5,569
Evergy, Inc.	35	2,413
Eversource Energy	55	3,499
Exelon Corp.	153	6,643
FirstEnergy Corp.	78	3,140
NextEra Energy, Inc	313	21,728
NiSource, Inc.	71	2,864
NRG Energy, Inc.	30	4,817
PG&E Corp.	334	4,656

	Shares	Value
COMMON STOCKS (Continued):
Utilities (Continued)
Pinnacle West Capital Corp	18	$1,610
PPL Corp.	112	3,796
Public Service Enterprise Group, Inc.	76	6,398
Sempra	99	7,501
Southern Co	167	15,336
Vistra Corp.	51	9,884
WEC Energy Group, Inc. .	48	5,002
Xcel Energy, Inc.	87	5,925

		190,009

Total Common Stocks (Cost: $5,788,122)		8,305,852

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Dreyfus Treasury Securities Cash Management, Institutional Shares	4.11	$5,508	$5,508

Total Temporary Cash Investment (Cost: $5,508)			5,508

Total Investments (Cost: $5,793,630) 100.1%			8,311,360

Other Net Assets -0.1%			(9,739)

Net Assets 100.0%			$8,301,621

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

*	Non-income producing security.
‡	Level 3 Security.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (35.0%)	8,539,656	$105,977,128
Equity Index Fund (22.4%)	966,419	67,958,572
Intermediate Bond Fund (27.6%)	8,543,216	83,467,221
International Fund (5.6%)	1,683,710	17,005,475
Mid Cap Equity Index Fund (4.1%)	604,608	12,563,749
US Government Money Market Fund (5.3%)	16,016,247	16,016,247

Total Investments (Cost: $289,771,501) 100.0%		302,988,392

Other Net Assets -0.0%(1)		(81,878)

Net Assets 100.0%		$302,906,514

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2020 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (36.7%)	12,793,922	$158,772,572
Equity Index Fund (24.2%)	1,490,827	104,834,983
Intermediate Bond Fund (20.2%)	8,943,034	87,373,442
International Fund (7.8%)	3,356,356	33,899,201
Mid Cap Equity Index Fund (4.5%)	932,170	19,370,491
Small Cap Growth Fund (0.6%)	198,664	2,697,857
Small Cap Value Fund (1.1%)	349,475	4,822,755
US Government Money Market Fund (4.9%)	21,083,022	21,083,022

Total Investments (Cost: $414,193,887) 100.0%		432,854,323

Other Net Assets -0.0%(1)		(101,768)

Net Assets 100.0%		$432,752,555

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2025 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (33.1%)	28,765,561	$356,980,610
Equity Index Fund (30.0%)	4,603,648	323,728,560
Intermediate Bond Fund (15.2%)	16,794,192	164,079,254
International Fund (11.7%)	12,534,206	126,595,479
Mid Cap Equity Index Fund (4.6%)	2,406,136	49,999,509
Small Cap Growth Fund (1.0%)	775,358	10,529,356
Small Cap Value Fund (1.5%)	1,188,558	16,402,095
US Government Money Market Fund (2.9%)	31,364,924	31,364,924

Total Investments (Cost: $1,007,177,842) 100.0%		1,079,679,787

Other Net Assets -0.0%(1)		(218,135)

Net Assets 100.0%		$1,079,461,652

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2030 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (27.4%)	31,952,774	$396,533,930
Equity Index Fund (35.0%)	7,205,036	506,658,134
Intermediate Bond Fund (10.6%)	15,702,065	153,409,177
International Fund (14.0%)	20,079,825	202,806,238
Mid Cap Equity Index Fund (5.5%)	3,816,665	79,310,296
Mid Cap Value Fund (1.5%)	1,318,117	22,170,723
Small Cap Growth Fund (1.3%)	1,388,307	18,853,205
Small Cap Value Fund (1.9%)	1,997,650	27,567,574
US Government Money Market Fund (2.8%)	41,535,127	41,535,127

Total Investments (Cost: $1,324,545,812) 100.0%		1,448,844,404

Other Net Assets -0.0%(1)		(273,002)

Net Assets 100.0%		$1,448,571,402

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2035 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (21.5%)	25,393,134	$315,128,794
Equity Index Fund (40.9%)	8,509,118	598,361,174
Intermediate Bond Fund (4.8%)	7,256,868	70,899,603
International Fund (17.0%)	24,687,232	249,341,039
Mid Cap Equity Index Fund (7.6%)	5,326,948	110,693,984
Mid Cap Value Fund (1.3%)	1,105,410	18,593,002
Small Cap Equity Index Fund (0.9%)	1,357,254	13,518,253
Small Cap Growth Fund (1.2%)	1,342,307	18,228,534
Small Cap Value Fund (2.0%)	2,112,420	29,151,397
US Government Money Market Fund (2.8%)	40,964,432	40,964,432

Total Investments (Cost: $1,319,730,697) 100.0%		1,464,880,212

Other Net Assets -0.0%(1)		(273,708)

Net Assets 100.0%		$1,464,606,504

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2040 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (13.9%)	14,248,319	$176,821,643
Equity Index Fund (43.6%)	7,876,142	553,850,278
Intermediate Bond Fund (3.8%)	4,942,727	48,290,444
International Fund (21.3%)	26,882,560	271,513,859
Mid Cap Equity Index Fund (9.6%)	5,864,164	121,857,322
Mid Cap Value Fund (0.9%)	715,287	12,031,126
Small Cap Equity Index Fund (1.9%)	2,400,112	23,905,118
Small Cap Growth Fund (1.1%)	1,071,499	14,550,950
Small Cap Value Fund (2.0%)	1,803,299	24,885,526
US Government Money Market Fund (1.9%)	23,963,387	23,963,387

Total Investments (Cost: $1,132,955,781) 100.0%		1,271,669,653

Other Net Assets -0.0%(1)		(239,333)

Net Assets 100.0%		$1,271,430,320

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2045 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (10.1%)	10,683,129	$132,577,632
Equity Index Fund (45.6%)	8,473,022	595,822,934
Intermediate Bond Fund (2.9%)	3,818,876	37,310,419
International Fund (23.1%)	29,903,393	302,024,270
Mid Cap Equity Index Fund (9.8%)	6,141,834	127,627,316
Mid Cap Value Fund (0.9%)	735,632	12,373,331
Small Cap Equity Index Fund (1.9%)	2,508,982	24,989,460
Small Cap Growth Fund (2.0%)	1,951,544	26,501,969
Small Cap Value Fund (1.8%)	1,754,131	24,207,013
US Government Money Market Fund (1.9%)	24,642,579	24,642,579

Total Investments (Cost: $1,160,712,068) 100.0%		1,308,076,923

Other Net Assets -0.0%(1)		(246,744)

Net Assets 100.0%		$1,307,830,179

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2050 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (7.5%)	6,236,625	$77,396,517
Equity Index Fund (47.7%)	6,978,819	490,750,541
Intermediate Bond Fund (1.1%)	1,193,449	11,659,997
International Fund (23.3%)	23,786,648	240,245,141
Mid Cap Equity Index Fund (10.4%)	5,168,892	107,409,584
Mid Cap Value Fund (1.9%)	1,186,801	19,961,985
Small Cap Equity Index Fund (1.9%)	1,948,674	19,408,795
Small Cap Growth Fund (2.2%)	1,655,002	22,474,927
Small Cap Value Fund (2.1%)	1,575,381	21,740,265
US Government Money Market Fund (1.9%)	19,160,799	19,160,799

Total Investments (Cost: $910,177,872) 100.0%		1,030,208,551

Other Net Assets -0.0%(1)		(205,974)

Net Assets 100.0%		$1,030,002,577

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2055 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (6.3%)	3,100,540	$38,477,706
Equity Index Fund (47.5%)	4,106,161	288,745,258
Intermediate Bond Fund (0.8%)	489,201	4,779,490
International Fund (24.9%)	14,991,220	151,411,324
Mid Cap Equity Index Fund (11.0%)	3,221,334	66,939,322
Mid Cap Value Fund (1.9%)	678,602	11,414,090
Small Cap Equity Index Fund (2.7%)	1,623,137	16,166,443
Small Cap Growth Fund (2.0%)	878,362	11,928,151
Small Cap Value Fund (2.0%)	868,354	11,983,281
US Government Money Market Fund (0.9%)	5,643,465	5,643,465

Total Investments (Cost: $537,205,958) 100.0%		607,488,530

Other Net Assets -0.0%(1)		(126,543)

Net Assets 100.0%		$607,361,987

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2060 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (4.4%)	1,248,753	$15,497,031
Equity Index Fund (46.5%)	2,313,177	162,662,614
Intermediate Bond Fund (0.6%)	215,775	2,108,123
International Fund (26.1%)	9,053,214	91,437,460
Mid Cap Equity Index Fund (11.7%)	1,973,828	41,016,145
Mid Cap Value Fund (2.0%)	423,041	7,115,552
Small Cap Equity Index Fund (2.7%)	955,391	9,515,692
Small Cap Growth Fund (2.2%)	553,887	7,521,790
Small Cap Value Fund (2.9%)	731,346	10,092,575
US Government Money Market Fund (0.9%)	3,078,611	3,078,611

Total Investments (Cost: $308,174,634) 100.0%		350,045,593

Other Net Assets -0.0%(1)		(85,769)

Net Assets 100.0%		$349,959,824

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2065 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (3.4%)	411,665	$5,108,758
Equity Index Fund (46.6%)	1,006,570	70,782,008
Intermediate Bond Fund (0.6%)	98,714	964,431
International Fund (25.6%)	3,856,349	38,949,124
Mid Cap Equity Index Fund (11.3%)	827,613	17,197,807
Mid Cap Value Fund (2.8%)	253,634	4,266,119
Small Cap Equity Index Fund (2.7%)	411,383	4,097,376
Small Cap Growth Fund (3.1%)	341,201	4,633,515
Small Cap Value Fund (3.1%)	344,620	4,755,759
US Government Money Market Fund (0.8%)	1,272,504	1,272,504

Total Investments (Cost: $135,723,713) 100.0%		152,027,401

Other Net Assets -0.0%(1)		(53,977)

Net Assets 100.0%		$151,973,424

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CLEAR PASSAGE 2070 FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.9%)
MoA Funds
Core Bond Fund (1.9%)	2,608	$32,360
Equity Index Fund (45.9%)	11,006	773,936
Intermediate Bond Fund (1.0%)	1,654	16,156
International Fund (25.1%)	41,889	423,074
Mid Cap Equity Index Fund (14.1%)	11,410	237,103
Mid Cap Value Fund (3.0%)	2,972	49,981
Small Cap Equity Index Fund (2.0%)	3,404	33,902
Small Cap Growth Fund (3.5%)	4,387	59,579
Small Cap Value Fund (3.5%)	4,242	58,538
US Government Money Market Fund (0.9%)	16,094	16,094

Total Investments (Cost: $1,612,457) 100.9%		1,700,723

Other Net Assets -0.9%		(14,533)

Net Assets 100.0%		$1,686,190

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (34.8%)	4,186,008	$51,948,360
Equity Index Fund (25.5%)	541,516	38,079,427
Intermediate Bond Fund (24.2%)	3,696,815	36,117,886
International Fund (5.8%)	867,448	8,761,223
Mid Cap Equity Index Fund (5.0%)	362,262	7,527,813
US Government Money Market Fund (4.7%)	6,996,277	6,996,277

Total Investments (Cost: $145,284,704) 100.0%		149,430,986

Other Net Assets -0.0%(1)		(40,960)

Net Assets 100.0%		$149,390,026

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — MOA MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (23.3%)	7,405,095	$91,897,226
Equity Index Fund (36.0%)	2,014,133	141,633,822
Intermediate Bond Fund (13.4%)	5,384,109	52,602,747
International Fund (17.3%)	6,731,678	67,989,946
Mid Cap Equity Index Fund (10.0%)	1,894,474	39,367,177

Total Investments (Cost: $356,743,803) 100.0%		393,490,918

Other Net Assets -0.0%(1)		(53,649)

Net Assets 100.0%		$393,437,269

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS (100.0%)
MoA Funds
Core Bond Fund (14.1%)	3,794,385	$47,088,317
Equity Index Fund (36.9%)	1,751,076	123,135,661
Intermediate Bond Fund (1.4%)	487,283	4,760,757
International Fund (21.1%)	6,961,404	70,310,176
Mid Cap Equity Index Fund (17.4%)	2,804,460	58,276,678
Small Cap Growth Fund (4.7%)	1,146,298	15,566,720
Small Cap Value Fund (4.4%)	1,066,420	14,716,593

Total Investments (Cost: $294,023,109) 100.0%		333,854,902

Other Net Assets -0.0%(1)		(49,520)

Net Assets 100.0%		$333,805,382

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

(1)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — US GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES (100.7%):
U.S. Government (58.1%)
U.S. Treasury Bill	A-1+	4.22	07/08/25	$23,850,000	$23,830,383
U.S. Treasury Bill	A-1+	4.23	07/15/25	33,200,000	33,145,515
U.S. Treasury Bill	A-1+	4.23	07/22/25	40,750,000	40,649,449
U.S. Treasury Bill	A-1+	4.23	07/29/25	46,000,000	45,849,067
U.S. Treasury Bill	A-1+	4.23	07/31/25	25,000,000	24,912,083
U.S. Treasury Bill	A-1+	4.24	07/24/25	19,000,000	18,949,016
U.S. Treasury Bill	A-1+	4.25	07/01/25	27,000,000	27,000,000
U.S. Treasury Bill	A-1+	4.25	07/10/25	25,300,000	25,273,309
U.S. Treasury Bill	A-1+	4.26	07/03/25	18,900,000	18,895,566
U.S. Treasury Bill	A-1+	4.34	08/05/25	23,500,000	23,402,730
U.S. Treasury Bill	A-1+	4.34	08/07/25	26,000,000	25,887,366

					307,794,484

U.S. Government Agencies (42.6%)
FHLB	A-1+	4.17	07/01/25	11,280,000	11,280,000
FHLB	A-1+	4.17	07/07/25	5,000,000	4,996,487
FHLB	A-1+	4.17	07/16/25	24,500,000	24,456,819
FHLB	A-1+	4.17	07/18/25	40,500,000	40,419,293
FHLB	A-1+	4.17	07/29/25	26,000,000	25,915,876
FHLB	A-1+	4.17	07/30/25	30,500,000	30,396,195
FHLB	A-1+	4.22	08/01/25	22,000,000	21,920,149
FHLB	A-1+	4.22	08/06/25	34,000,000	33,856,350
FHLMC	A-1+	4.17	07/28/25	32,500,000	32,397,137

					225,638,306

Total Short-Term Debt Securities (Cost: $533,432,790)					533,432,790

			Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(1)
Dreyfus Treasury Securities Cash Management, Institutional Shares			4.11	$23,868	$23,868

Total Temporary Cash Investment (Cost: $23,868)					23,868

Total Investments (Cost: $533,456,658) 100.7%					533,456,658

Other Net Assets -0.7%					(3,748,284)

Net Assets 100.0%					$529,708,374

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:
FHLB =	Federal Home Loan Bank
FHLMC =	Federal Home Loan Mortgage Corporation

(1)	Percentage is less than 0.05%.
**	Ratings as per Standard & Poor’s Corporation (unaudited).

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
U.S. Government (43.5%)
U.S. Treasury Note	AA+	0.63	08/15/30	$25,300,000	$21,576,156
U.S. Treasury Note	AA+	1.50	11/30/28	7,100,000	6,599,117
U.S. Treasury Note	AA+	1.75	01/31/29	9,980,000	9,324,283
U.S. Treasury Note	AA+	2.63	05/31/27	21,000,000	20,567,695
U.S. Treasury Note	AA+	2.75	07/31/27	20,000,000	19,609,375
U.S. Treasury Note	AA+	3.25	06/30/27	6,200,000	6,144,297
U.S. Treasury Note	AA+	3.38	05/15/33	6,010,000	5,730,159
U.S. Treasury Note	AA+	3.50	04/30/28	24,100,000	23,970,086
U.S. Treasury Note	AA+	3.63	03/31/28	29,100,000	29,049,984
U.S. Treasury Note	AA+	3.75	04/15/28	4,780,000	4,786,349
U.S. Treasury Note	AA+	3.75	05/15/28	1,200,000	1,201,969
U.S. Treasury Note	AA+	3.75	08/31/31	7,200,000	7,133,063
U.S. Treasury Note	AA+	3.88	05/31/27	2,500,000	2,505,957
U.S. Treasury Note	AA+	3.88	11/30/27	21,900,000	21,983,836
U.S. Treasury Note	AA+	3.88	04/30/30	2,200,000	2,209,109
U.S. Treasury Note	AA+	3.88	08/15/33	31,420,000	30,948,700
U.S. Treasury Note	AA+	3.88	08/15/34	3,600,000	3,516,188
U.S. Treasury Note	AA+	4.00	03/31/30	3,200,000	3,230,250
U.S. Treasury Note	AA+	4.00	05/31/30	9,990,000	10,088,339
U.S. Treasury Note	AA+	4.13	07/31/28	18,500,000	18,724,024
U.S. Treasury Note	AA+	4.13	07/31/31	9,800,000	9,914,078
U.S. Treasury Note	AA+	4.13	11/15/32	17,660,000	17,781,413
U.S. Treasury Note	AA+	4.25	05/15/35	3,970,000	3,976,823
U.S. Treasury Note	AA+	4.38	11/30/28	5,300,000	5,411,383
U.S. Treasury Note	AA+	4.38	11/30/30	7,500,000	7,694,531
U.S. Treasury Note	AA+	4.38	05/15/34	11,300,000	11,478,328
U.S. Treasury Note	AA+	4.50	11/15/33	2,500,000	2,568,359
U.S. Treasury Note	AAA	4.63	09/30/30	15,000,000	15,566,016
U.S. Treasury Note	AA+	4.63	04/30/31	16,000,000	16,615,000
U.S. Treasury Note	AA+	4.63	05/31/31	6,900,000	7,164,680
U.S. Treasury Note	AA+	4.63	02/15/35	27,500,000	28,380,859
U.S. Treasury Note	AA+	4.88	10/31/30	11,500,000	12,073,203

					387,523,609

U.S. Government Agencies (1.8%)
Non-Mortgage-Backed Obligations (1.8%)
FFCB	AA+	5.37	01/28/32	2,000,000	1,999,458
FHLB	AA+	5.00	10/22/32	2,000,000	1,988,397
FHLB	AA+	5.13	02/26/30	4,800,000	4,797,790
FHLB	AA+	5.25	06/09/32	2,000,000	1,997,468
FHLB	AA+	5.30	02/27/32	5,500,000	5,495,427

					16,278,540

Corporate Debt (53.6%)
Basic Materials (1.1%)
Celanese US Holdings LLC	BB+	6.42	07/15/27	3,480,000	3,603,749
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	5,000,000	4,709,211
Steel Dynamics, Inc.	BBB	5.00	12/15/26	1,953,000	1,955,153

					10,268,113

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Communications (2.9%)
AT&T, Inc.	BBB	2.75	06/01/31	$5,250,000	$4,757,548
Motorola Solutions, Inc.	BBB	4.85	08/15/30	5,000,000	5,055,450
T-Mobile USA, Inc	BBB	3.38	04/15/29	2,745,000	2,643,392
T-Mobile USA, Inc	BBB	3.75	04/15/27	1,840,000	1,821,441
Uber Technologies, Inc.†	BBB	4.50	08/15/29	4,440,000	4,417,144
VeriSign, Inc.	BBB	4.75	07/15/27	3,500,000	3,500,813
Verizon Communications, Inc.	BBB+	4.02	12/03/29	3,200,000	3,156,927
Verizon Communications, Inc.	BBB+	4.13	03/16/27	405,000	404,864

					25,757,579

Consumer, Cyclical (3.4%)
AutoZone, Inc.	BBB	6.25	11/01/28	3,500,000	3,710,464
Darden Restaurants, Inc.	BBB	3.85	05/01/27	2,341,000	2,321,788
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	2,411,000	2,347,608
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	4,315,000	4,433,380
Lennar Corp.	BBB	5.00	06/15/27	3,500,000	3,524,701
Lowe’s Cos., Inc.	BBB+	2.63	04/01/31	2,000,000	1,804,042
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	2,640,000	2,659,448
Mattel, Inc.†	BBB	3.38	04/01/26	2,814,000	2,777,637
Mattel, Inc.†	BBB	5.88	12/15/27	1,181,000	1,184,641
PulteGroup, Inc	BBB+	5.00	01/15/27	1,727,000	1,739,322
Toll Brothers Finance Corp.	BBB	4.88	03/15/27	3,731,000	3,741,872

					30,244,903

Consumer, Non-cyclical (4.9%)
AbbVie, Inc.	A-	4.25	11/14/28	2,546,000	2,558,577
AbbVie, Inc.	A-	4.80	03/15/29	3,500,000	3,568,478
Amgen, Inc.	BBB+	5.15	03/02/28	4,375,000	4,469,539
Bunge Ltd. Finance Corp	BBB+	2.75	05/14/31	4,400,000	3,981,586
Bunge Ltd. Finance Corp	A-	4.20	09/17/29	660,000	652,740
Constellation Brands, Inc	BBB	4.80	01/15/29	2,875,000	2,905,978
CVS Health Corp.	BBB	3.25	08/15/29	2,375,000	2,256,730
CVS Health Corp.	BBB	5.40	06/01/29	2,500,000	2,571,595
Elevance Health, Inc.	A	2.88	09/15/29	2,900,000	2,731,576
Elevance Health, Inc.	A	4.75	02/15/30	1,160,000	1,173,670
Equifax, Inc.	BBB	4.80	09/15/29	4,500,000	4,538,599
GE HealthCare Technologies, Inc	BBB	4.80	01/15/31	2,500,000	2,520,402
J M Smucker Co.	BBB	5.90	11/15/28	3,300,000	3,468,087
Keurig Dr Pepper, Inc	BBB	5.10	03/15/27	1,450,000	1,468,003
Quanta Services, Inc.	BBB	4.75	08/09/27	3,000,000	3,025,363
Solventum Corp.	BBB-	5.40	03/01/29	2,000,000	2,059,780

					43,950,703

Energy (5.4%)
Cheniere Energy Partners LP	BBB	4.50	10/01/29	3,034,000	3,001,070
Diamondback Energy, Inc.	BBB	5.15	01/30/30	2,075,000	2,120,970
Diamondback Energy, Inc.	BBB	5.20	04/18/27	2,500,000	2,534,900
Energy Transfer LP	BBB	5.25	07/01/29	3,465,000	3,551,315
Energy Transfer LP	BBB	5.55	02/15/28	845,000	869,465
EQT Corp.	BBB-	3.90	10/01/27	1,974,000	1,947,429

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
EQT Corp.†	BBB-	7.50	06/01/27	$2,200,000	$2,242,937
Hess Corp.	BBB-	4.30	04/01/27	3,136,000	3,129,527
HF Sinclair Corp.	BBB-	4.50	10/01/30	1,800,000	1,746,035
HF Sinclair Corp.	BBB-	5.75	01/15/31	1,130,000	1,157,320
HF Sinclair Corp.	BBB-	6.38	04/15/27	1,753,000	1,769,686
Kinder Morgan, Inc.	BBB	5.10	08/01/29	4,495,000	4,594,156
MPLX LP	BBB	4.25	12/01/27	4,710,000	4,693,432
Occidental Petroleum Corp.	BB+	6.38	09/01/28	2,180,000	2,267,408
ONEOK, Inc.	BBB	4.40	10/15/29	1,650,000	1,637,387
ONEOK, Inc.†	BBB	5.63	01/15/28	2,370,000	2,421,819
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	5.50	03/01/30	2,415,000	2,449,872
Targa Resources Partners LP / Targa Resources Partners Finance Corp.	BBB	6.88	01/15/29	2,250,000	2,295,775
Western Midstream Operating LP	BBB-	4.75	08/15/28	3,738,000	3,739,612

					48,170,115

Financial (22.9%)
Alexandria Real Estate Equities, Inc	BBB+	4.50	07/30/29	4,700,000	4,691,124
Alleghany Corp.	AA	3.63	05/15/30	2,200,000	2,136,216
American Express Co.(1)(2)	A-	5.39	07/28/27	3,085,000	3,115,074
American Express Co.(1)(2)	A-	5.53	04/25/30	3,060,000	3,181,019
American Tower Corp	BBB	2.90	01/15/30	3,900,000	3,633,835
American Tower Corp	BBB	5.80	11/15/28	750,000	782,539
Aon North America, Inc.	A-	5.15	03/01/29	4,300,000	4,404,432
Arthur J Gallagher & Co	BBB	4.60	12/15/27	3,000,000	3,023,704
Bank of America Corp.(1)(2)	A-	3.97	03/05/29	5,309,000	5,249,306
Bank of America Corp.(1)(2)	A-	5.20	04/25/29	7,000,000	7,153,695
Bank of New York Mellon Corp.(1)(2)	A	4.94	02/11/31	6,500,000	6,633,976
BankUnited, Inc.	BBB	4.88	11/17/25	3,470,000	3,467,651
BankUnited, Inc.	BBB-	5.13	06/11/30	1,000,000	989,146
Barclays PLC(1)(2)	BBB+	5.83	05/09/27	2,000,000	2,020,202
Boston Properties LP	BBB	3.25	01/30/31	3,100,000	2,840,614
Boston Properties LP	BBB	4.50	12/01/28	2,000,000	1,983,855
Brown & Brown, Inc.	BBB-	4.70	06/23/28	500,000	504,368
Capital One Financial Corp.	BBB	4.10	02/09/27	2,895,000	2,881,731
Capital One Financial Corp.(1)(2)	BBB	4.93	05/10/28	1,475,000	1,486,333
Citigroup, Inc.(1)(2)	BBB+	3.98	03/20/30	9,675,000	9,479,138
Citigroup, Inc.(1)(2)	BBB+	4.79	03/04/29	2,000,000	2,014,404
Citizens Financial Group, Inc.(1)(2)	BBB+	5.84	01/23/30	4,025,000	4,167,257
Digital Realty Trust LP	BBB	5.55	01/15/28	4,543,000	4,661,393
Equinix, Inc.	BBB	3.20	11/18/29	4,880,000	4,630,131
Fifth Third Bancorp(1)(2)	BBB+	4.90	09/06/30	1,600,000	1,617,894
Fifth Third Bancorp(1)(2)	BBB+	6.34	07/27/29	2,200,000	2,316,596
First Horizon Bank	BBB	5.75	05/01/30	2,068,000	2,116,044
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	2,600,000	2,403,494
Goldman Sachs Group, Inc.(1)(2)	BBB+	2.64	02/24/28	2,935,000	2,850,832
Goldman Sachs Group, Inc.	BBB+	3.85	01/26/27	5,620,000	5,583,289

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
Host Hotels & Resorts LP	BBB-	3.38	12/15/29	$4,100,000	$3,869,118
JPMorgan Chase & Co.(1)(2)	A	3.51	01/23/29	7,830,000	7,669,272
JPMorgan Chase & Co.(1)(2)	A	5.00	07/22/30	3,150,000	3,207,097
KeyBank N.A	BBB+	5.85	11/15/27	1,000,000	1,032,202
KeyCorp	BBB	2.25	04/06/27	3,073,000	2,963,747
KeyCorp	BBB	2.55	10/01/29	600,000	553,855
Kilroy Realty LP	BBB-	4.25	08/15/29	2,000,000	1,930,801
Kimco Realty OP LLC	BBB+	3.25	08/15/26	1,905,000	1,879,359
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	4,600,000	4,605,070
Manufacturers & Traders Trust Co.	BBB+	3.40	08/17/27	3,700,000	3,612,222
Mercury General Corp.	BBB-	4.40	03/15/27	3,030,000	3,003,630
Morgan Stanley(1)(2)	A-	4.43	01/23/30	2,425,000	2,419,443
Morgan Stanley(1)(2)	A-	5.12	02/01/29	4,670,000	4,751,516
Morgan Stanley(1)(2)	A-	5.45	07/20/29	3,920,000	4,030,943
NNN REIT, Inc.	BBB+	3.60	12/15/26	4,460,000	4,408,604
PNC Bank N.A.	A-	2.70	10/22/29	1,500,000	1,396,438
PNC Financial Services Group, Inc.(1)(2)	A-	5.58	06/12/29	2,730,000	2,827,770
PNC Financial Services Group, Inc.(1)(2)	A-	6.62	10/20/27	2,200,000	2,262,171
Prologis LP	A	1.75	07/01/30	2,420,000	2,126,204
Realty Income Corp.	A-	4.70	12/15/28	4,335,000	4,397,584
Synchrony Bank	BBB	5.63	08/23/27	300,000	305,986
Synchrony Financial	BBB-	3.70	08/04/26	4,290,000	4,248,317
Tanger Properties LP	BBB-	3.13	09/01/26	2,485,000	2,439,131
Tanger Properties LP	BBB-	3.88	07/15/27	1,655,000	1,632,259
Truist Financial Corp.(1)(2)	A-	4.87	01/26/29	4,300,000	4,348,763
US Bancorp(1)(2)	A	4.65	02/01/29	5,240,000	5,274,360
US Bancorp(1)(2)	A	5.78	06/12/29	1,340,000	1,390,747
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	1,927,401
Wells Fargo & Co.(1)(2)	BBB+	3.53	03/24/28	7,370,000	7,272,517
Wells Fargo & Co.(1)(2)	BBB+	4.97	04/23/29	500,000	507,090
Wells Fargo & Co.(1)(2)	BBB+	5.20	01/23/30	3,000,000	3,071,720
Welltower OP LLC	A-	2.75	01/15/31	2,130,000	1,946,731
Zions Bancorp N.A.	BBB	3.25	10/29/29	5,119,000	4,715,348

					204,046,708

Industrial (5.4%)
Amphenol Corp	BBB+	2.80	02/15/30	4,025,000	3,776,246
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	2,819,000	2,865,179
Boeing Co.	BBB-	3.20	03/01/29	4,815,000	4,584,226
CH Robinson Worldwide, Inc	BBB	4.20	04/15/28	2,400,000	2,386,881
Flex Ltd.	BBB-	4.88	06/15/29	4,220,000	4,247,820
Hexcel Corp.	BB+	4.20	02/15/27	1,000,000	991,323
Howmet Aerospace, Inc	BBB	3.00	01/15/29	4,200,000	4,015,321
Huntington Ingalls Industries, Inc.	BBB-	3.48	12/01/27	2,000,000	1,958,163
Jabil, Inc.	BBB-	3.95	01/12/28	4,500,000	4,453,025
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	3,400,000	3,457,634
Lennox International, Inc.	BBB	1.70	08/01/27	3,796,000	3,584,339
Otis Worldwide Corp.	BBB	5.13	11/19/31	3,300,000	3,398,364
Owens Corning	BBB	5.50	06/15/27	2,000,000	2,044,303

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Industrial (Continued)
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	$2,375,000	$2,155,185
Vulcan Materials Co.	BBB+	4.95	12/01/29	4,460,000	4,545,080

					48,463,089

Technology (3.7%)
Broadcom, Inc	BBB+	5.05	07/12/29	4,330,000	4,434,133
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	4,030,000	4,010,205
Hewlett Packard Enterprise Co.	BBB	4.85	10/15/31	250,000	248,952
Intel Corp	BBB	3.75	03/25/27	1,245,000	1,232,321
Intel Corp	BBB	4.88	02/10/28	3,225,000	3,267,120
Kyndryl Holdings., Inc.	BBB-	2.05	10/15/26	3,500,000	3,391,745
Microchip Technology, Inc.	BBB	4.90	03/15/28	3,500,000	3,540,952
Oracle Corp	BBB	2.80	04/01/27	2,115,000	2,061,465
Paychex, Inc.	BBB+	5.10	04/15/30	3,515,000	3,599,324
Take-Two Interactive Software, Inc	BBB	5.40	06/12/29	3,000,000	3,090,942
VMware LLC	BBB+	1.40	08/15/26	3,960,000	3,831,492

					32,708,651

Utilities (3.9%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	4,565,000	4,682,698
Black Hills Corp.	BBB+	3.15	01/15/27	4,500,000	4,404,571
Dominion Energy, Inc.	A	2.30	12/01/31	4,350,000	3,810,265
DTE Energy Co	BBB	5.10	03/01/29	4,660,000	4,753,766
Duke Energy Corp.	BBB	4.85	01/05/29	4,400,000	4,470,880
NextEra Energy Capital Holdings, Inc.	BBB+	3.55	05/01/27	3,210,000	3,168,454
NiSource, Inc.	BBB+	5.20	07/01/29	4,350,000	4,465,898
Southern Co.	BBB+	3.70	04/30/30	5,000,000	4,837,445

					34,593,977

Total Corporate Debt					478,203,838

Total Long-Term Debt Securities (Cost: $879,722,020)					882,005,987

SHORT-TERM DEBT SECURITIES (0.2%):
Commercial Paper (0.2%)
Automatic Data Processing, Inc.	A-1+	4.33	07/01/25	1,800,000	1,800,000

Total Short-Term Debt Securities (Cost: $1,800,000)					1,800,000

Total Investments (Cost: $881,522,020) 99.1%					883,805,987

Other Net Assets 0.9%					8,220,647

Net Assets 100.0%					$892,026,634

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — INTERMEDIATE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:
FFCB	=	Federal Farm Credit Bank Funding Corporation
FHLB	=	Federal Home Loan Bank

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate values of these securities amounts to $22,358,459 and represents 2.5% of net assets.

(1)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(2)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (98.7%):
U.S. Government (18.6%)
U.S. Treasury Bond	AA+	1.13	05/15/40	$71,625,000	$44,497,031
U.S. Treasury Bond	AA+	1.13	08/15/40	46,250,000	28,429,297
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	14,329,688
U.S. Treasury Bond	AA+	2.25	08/15/46	29,985,000	19,640,175
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	6,978,434
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	154,094
U.S. Treasury Bond	AA+	2.88	05/15/49	7,500,000	5,384,766
U.S. Treasury Bond	AA+	3.63	02/15/53	23,570,000	19,246,378
U.S. Treasury Bond	AA+	4.00	11/15/52	30,665,000	26,822,292
U.S. Treasury Bond	AA+	4.13	08/15/53	42,025,000	37,546,711
U.S. Treasury Bond	AA+	4.25	02/15/54	11,530,000	10,521,125
U.S. Treasury Bond	AA+	4.63	05/15/44	3,500,000	3,432,734
U.S. Treasury Note	AA+	1.50	02/15/30	2,775,000	2,511,375
U.S. Treasury Note	AA+	2.63	02/15/29	23,000,000	22,148,281
U.S. Treasury Note	AA+	3.63	03/31/30	24,820,000	24,643,545
U.S. Treasury Note	AA+	3.88	11/30/29	35,925,000	36,087,785
U.S. Treasury Note	AA+	3.88	08/15/33	18,100,000	17,828,500
U.S. Treasury Note	AA+	3.88	08/15/34	7,000,000	6,837,031
U.S. Treasury Note	AA+	4.00	05/31/30	14,126,000	14,265,053
U.S. Treasury Note	AA+	4.13	05/31/32	2,715,000	2,738,332
U.S. Treasury Note	AA+	4.25	05/15/35	23,746,000	23,786,814
U.S. Treasury Note	AA+	4.50	11/15/33	5,690,000	5,845,586
U.S. Treasury Note	AA+	4.63	02/15/35	2,100,000	2,167,266
U.S. Treasury Strip(1)	AA+	0.00	08/15/29	3,280,000	2,801,613
U.S. Treasury Strip(1)	AA+	0.00	08/15/33	9,790,000	6,948,562
U.S. Treasury Strip(1)	AA+	0.00	08/15/35	9,790,000	6,256,996
U.S. Treasury Strip(1)	AA+	0.00	08/15/37	9,790,000	5,607,771
U.S. Treasury Strip(1)	AA+	0.00	02/15/42	28,575,000	12,555,099
U.S. Treasury Strip(1)	AA+	0.00	08/15/48	15,160,000	4,757,976

					414,770,310

U.S. Government Agencies (36.3%)
Mortgage-Backed Obligations (34.2%)
FHLMC	AA+	1.50	10/01/36	3,333,491	2,974,260
FHLMC	AA+	2.00	02/01/51	3,288,327	2,652,583
FHLMC	AA+	2.50	09/01/27	132,796	130,325
FHLMC	AA+	2.50	12/01/27	120,124	117,617
FHLMC	AA+	2.50	06/01/35	1,431,416	1,345,610
FHLMC	AA+	2.50	05/01/42	11,918,577	10,553,827
FHLMC	AA+	2.50	10/01/49	1,591,140	1,337,500
FHLMC	AA+	2.50	01/01/50	1,979,804	1,664,212
FHLMC	AA+	2.50	04/01/50	13,133,919	10,900,794
FHLMC	AA+	2.50	05/01/50	2,871,335	2,425,423
FHLMC	AA+	2.50	06/01/50	3,758,221	3,150,716
FHLMC	AA+	2.50	02/01/51	1,482,857	1,258,323
FHLMC	AA+	2.50	04/01/51	3,903,399	3,300,519
FHLMC	AA+	2.50	05/01/51	13,799,134	11,643,379
FHLMC	AA+	2.50	09/01/51	3,496,544	2,936,904
FHLMC	AA+	2.50	10/01/51	2,773,978	2,310,894
FHLMC	AA+	2.50	11/01/51	2,519,648	2,112,013

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC	AA+	3.00	06/01/27	$78,797	$77,703
FHLMC	AA+	3.00	08/01/27	9,006	8,923
FHLMC	AA+	3.00	02/01/32	1,081,714	1,052,416
FHLMC	AA+	3.00	07/01/42	155,027	141,314
FHLMC	AA+	3.00	11/01/42	363,496	328,118
FHLMC	AA+	3.00	03/01/43	650,224	590,253
FHLMC	AA+	3.00	04/01/43	7,773,193	7,082,022
FHLMC	AA+	3.00	09/15/43	77,903	77,003
FHLMC	AA+	3.00	04/15/44	182,642	172,290
FHLMC	AA+	3.00	04/15/45	20,793	20,682
FHLMC	AA+	3.00	09/01/46	2,575,954	2,255,881
FHLMC	AA+	3.00	11/01/46	231,398	202,863
FHLMC	AA+	3.00	05/01/49	1,804,671	1,582,954
FHLMC	AA+	3.00	11/01/49	3,079,940	2,701,547
FHLMC	AA+	3.00	12/01/49	1,264,296	1,108,976
FHLMC	AA+	3.00	02/01/50	1,813,762	1,590,928
FHLMC	AA+	3.00	11/01/50	2,629,666	2,297,607
FHLMC	AA+	3.00	04/01/51	1,160,724	1,013,173
FHLMC	AA+	3.00	10/01/51	9,672,174	8,371,524
FHLMC	AA+	3.00	06/01/52	6,104,802	5,336,486
FHLMC	AA+	3.50	02/01/35	872,973	847,253
FHLMC	AA+	3.50	02/01/36	276,210	267,072
FHLMC	AA+	3.50	11/01/39	1,651,005	1,574,452
FHLMC	AA+	3.50	01/01/41	291,768	274,845
FHLMC	AA+	3.50	05/01/42	20,234	18,976
FHLMC	AA+	3.50	07/01/42	767,172	720,497
FHLMC	AA+	3.50	01/01/43	18,294	17,157
FHLMC	AA+	3.50	04/01/43	12,983	12,189
FHLMC	AA+	3.50	06/01/43	538,775	502,878
FHLMC	AA+	3.50	08/15/43	876,751	853,985
FHLMC	AA+	3.50	11/01/43	44,401	41,642
FHLMC	AA+	3.50	01/01/44	7,187,803	6,732,522
FHLMC	AA+	3.50	04/01/45	697,957	647,393
FHLMC	AA+	3.50	07/01/45	870,320	808,400
FHLMC	AA+	3.50	09/01/45	400,741	371,430
FHLMC	AA+	3.50	11/01/45	1,608,097	1,494,815
FHLMC	AA+	3.50	08/01/46	678,222	625,701
FHLMC	AA+	3.50	12/01/47	388,246	356,020
FHLMC	AA+	3.50	02/01/50	1,010,306	925,095
FHLMC	AA+	3.50	09/01/50	2,171,678	1,976,866
FHLMC	AA+	4.00	05/01/26	5,757	5,725
FHLMC	AA+	4.00	12/01/33	359,017	353,699
FHLMC	AA+	4.00	01/01/38	1,049,500	1,032,634
FHLMC	AA+	4.00	01/15/40	712,945	709,496
FHLMC	AA+	4.00	03/01/41	5,407	5,256
FHLMC	AA+	4.00	07/01/41	271,540	263,678
FHLMC	AA+	4.00	11/01/42	5,059	4,898
FHLMC	AA+	4.00	10/01/44	1,277,058	1,225,127

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FHLMC	AA+	4.00	02/01/45	$1,629,477	$1,579,177
FHLMC	AA+	4.00	06/01/45	24,307	23,184
FHLMC	AA+	4.00	05/01/47	298,862	282,775
FHLMC	AA+	4.00	02/01/48	257,767	243,902
FHLMC	AA+	4.00	05/01/48	116,149	109,718
FHLMC	AA+	4.00	04/01/52	3,383,337	3,170,477
FHLMC	AA+	4.00	06/01/52	4,174,612	3,922,504
FHLMC	AA+	4.00	08/01/52	4,203,242	3,948,756
FHLMC	AA+	4.23	05/01/30	7,361,000	7,309,436
FHLMC	AA+	4.25	12/01/29	3,250,000	3,234,056
FHLMC	AA+	4.50	03/01/34	2,103	2,116
FHLMC	AA+	4.50	09/01/41	5,249	5,216
FHLMC	AA+	4.50	02/01/44	47,729	47,112
FHLMC	AA+	4.50	05/01/48	1,135,969	1,105,513
FHLMC	AA+	5.00	02/01/26	671	669
FHLMC	AA+	5.00	10/01/40	165,573	167,811
FHLMC	AA+	5.00	09/01/47	351,071	351,076
FHLMC	AA+	5.00	01/01/52	8,712,120	8,677,811
FHLMC	AA+	5.00	04/01/52	3,434,594	3,386,652
FHLMC	AA+	5.00	06/01/52	8,517,928	8,400,964
FHLMC	AA+	5.00	07/01/52	3,723,387	3,673,780
FHLMC	AA+	5.00	12/01/52	16,105,900	15,921,450
FHLMC	AA+	5.00	06/01/54	1,145,073	1,126,583
FHLMC	AA+	5.50	07/01/32	1,178	1,206
FHLMC	AA+	5.50	01/15/33	39,745	40,548
FHLMC	AA+	5.50	05/01/33	533	549
FHLMC	AA+	5.50	06/01/37	7,315	7,573
FHLMC	AA+	5.50	09/25/47	2,829,493	2,843,110
FHLMC	AA+	5.50	06/01/53	4,228,370	4,255,490
FHLMC	AA+	5.50	07/01/53	35,277,023	35,539,695
FHLMC	AA+	6.00	07/15/29	13,747	13,854
FHLMC	AA+	6.00	09/01/53	2,601,286	2,670,798
FHLMC	AA+	6.00	02/01/54	7,331,097	7,477,745
FHLMC	AA+	6.00	01/01/55	10,988,959	11,176,608
FHLMC	AA+	6.50	12/01/52	5,918,036	6,176,210
FHLMC	AA+	7.00	10/01/54	2,213,715	2,347,116
FHLMC	AA+	7.00	11/01/54	3,802,980	4,049,001
FHLMC ARM RFUCCT1Y + 1.78%(2)	AA+	6.78	04/01/37	16,266	16,373
FHLMC ARM SOFR30A + 2.29%(2)	AA+	1.93	10/01/51	10,333,308	9,233,935
FHLMC ARM SOFR30A + 2.33%(2)	AA+	4.42	04/01/53	6,636,979	6,505,165
FHLMC Strip	AA+	3.00	06/01/42	3,699,547	3,381,713
FHLMC Strip	AA+	3.00	01/01/43	587,373	532,217
FHLMC Strip	AA+	3.50	10/15/47	359,335	327,241
FNMA	AA+	1.00	08/01/36	669,277	578,547
FNMA	AA+	1.00	12/01/36	703,115	605,653
FNMA	AA+	2.00	07/01/36	18,936,384	17,423,977
FNMA	AA+	2.00	09/01/50	7,436,057	5,941,349
FNMA	AA+	2.00	10/01/50	6,415,620	5,178,296

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	2.00	12/01/50	$3,181,806	$2,519,304
FNMA	AA+	2.00	02/01/51	8,013,034	6,344,180
FNMA	AA+	2.00	03/01/51	13,745,761	10,986,096
FNMA	AA+	2.00	08/01/51	2,328,159	1,854,157
FNMA	AA+	2.00	12/01/51	17,210,882	13,666,154
FNMA	AA+	2.16	02/01/32	5,000,000	4,300,137
FNMA	AA+	2.34	05/01/36	9,237,643	7,538,845
FNMA	AA+	2.50	01/01/33	120,823	115,187
FNMA	AA+	2.50	02/01/33	370,325	353,061
FNMA	AA+	2.50	05/01/35	327,577	308,041
FNMA	AA+	2.50	06/01/35	2,443,631	2,297,148
FNMA	AA+	2.50	07/01/35	2,583,214	2,428,144
FNMA	AA+	2.50	09/01/35	2,399,039	2,253,754
FNMA	AA+	2.50	04/01/42	11,470,951	10,161,007
FNMA	AA+	2.50	05/01/42	4,257,921	3,785,716
FNMA	AA+	2.50	06/01/42	7,669,780	6,791,543
FNMA	AA+	2.50	05/01/43	777,148	675,186
FNMA	AA+	2.50	10/01/50	863,737	729,284
FNMA	AA+	2.50	03/01/51	10,882,238	9,215,431
FNMA	AA+	2.50	04/01/51	15,527,750	13,041,516
FNMA	AA+	2.50	05/01/51	18,961,107	16,022,767
FNMA	AA+	2.50	06/01/51	1,702,044	1,420,543
FNMA	AA+	2.50	03/01/52	4,113,296	3,418,342
FNMA	AA+	2.50	04/01/52	4,856,143	4,062,084
FNMA	AA+	2.50	05/01/52	1,740,422	1,453,233
FNMA	AA+	2.77	03/01/32	5,122,000	4,598,708
FNMA	AA+	3.00	06/01/33	396,439	381,287
FNMA	AA+	3.00	07/01/33	539,116	518,508
FNMA	AA+	3.00	09/01/33	626,692	602,423
FNMA	AA+	3.00	03/01/36	633,119	600,946
FNMA	AA+	3.00	09/01/40	725,809	676,425
FNMA	AA+	3.00	12/01/42	389,164	353,779
FNMA	AA+	3.00	02/01/43	9,918	9,041
FNMA	AA+	3.00	03/01/43	9,149	8,307
FNMA	AA+	3.00	09/01/43	141,465	128,424
FNMA	AA+	3.00	02/01/45	755,131	678,355
FNMA	AA+	3.00	03/01/45	203,126	179,631
FNMA	AA+	3.00	09/01/46	1,346,868	1,196,841
FNMA	AA+	3.00	01/01/47	261,988	229,681
FNMA	AA+	3.00	12/01/47	128,559	113,859
FNMA	AA+	3.00	03/01/48	350,083	309,087
FNMA	AA+	3.00	03/01/50	1,175,250	1,030,121
FNMA	AA+	3.00	05/01/50	1,866,470	1,639,541
FNMA	AA+	3.00	06/01/50	3,689,826	3,230,751
FNMA	AA+	3.00	08/01/50	2,187,808	1,913,576
FNMA	AA+	3.00	01/01/52	9,227,944	8,033,141
FNMA	AA+	3.00	04/01/52	29,014,112	25,112,487
FNMA	AA+	3.03	04/01/34	8,575,177	7,627,215

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	3.10	06/01/29	$9,800,000	$9,377,684
FNMA	AA+	3.50	03/01/32	176,212	172,968
FNMA	AA+	3.50	09/01/32	19,310	18,936
FNMA	AA+	3.50	07/01/34	317,809	309,888
FNMA	AA+	3.50	10/01/34	489,224	475,036
FNMA	AA+	3.50	02/01/35	408,629	396,236
FNMA	AA+	3.50	08/01/38	14,558	13,650
FNMA	AA+	3.50	10/01/40	26,887	25,160
FNMA	AA+	3.50	03/01/41	445,479	418,413
FNMA	AA+	3.50	10/01/41	372,792	347,006
FNMA	AA+	3.50	12/01/41	339,226	315,761
FNMA	AA+	3.50	04/01/42	705,483	656,463
FNMA	AA+	3.50	08/01/42	16,426	15,385
FNMA	AA+	3.50	12/01/42	394,843	368,871
FNMA	AA+	3.50	01/01/43	399,522	372,727
FNMA	AA+	3.50	04/01/43	84,356	78,577
FNMA	AA+	3.50	08/01/43	2,212,610	2,067,235
FNMA	AA+	3.50	10/01/43	190,114	177,794
FNMA	AA+	3.50	08/01/44	1,003,717	912,648
FNMA	AA+	3.50	04/01/45	1,901,393	1,769,242
FNMA	AA+	3.50	05/01/45	880,325	815,935
FNMA	AA+	3.50	10/01/45	1,028,235	954,409
FNMA	AA+	3.50	02/01/46	1,885,173	1,727,307
FNMA	AA+	3.50	08/01/46	529,509	489,086
FNMA	AA+	3.50	10/01/46	152,105	139,065
FNMA	AA+	3.50	12/01/46	233,693	215,108
FNMA	AA+	3.50	01/01/47	273,241	249,816
FNMA	AA+	3.50	09/01/47	1,076,343	992,992
FNMA	AA+	3.50	11/01/47	4,800,723	4,402,251
FNMA	AA+	3.50	04/01/48	121,861	111,512
FNMA	AA+	3.50	03/01/50	2,236,811	2,043,821
FNMA	AA+	3.50	06/01/51	6,340,142	5,729,395
FNMA	AA+	3.50	01/01/52	2,767,022	2,506,473
FNMA	AA+	3.50	02/01/52	5,719,569	5,181,002
FNMA	AA+	3.50	05/01/52	4,294,853	3,902,327
FNMA	AA+	3.75	08/01/28	5,105,000	5,031,129
FNMA	AA+	4.00	01/01/31	58,627	58,311
FNMA	AA+	4.00	03/01/35	105,042	103,184
FNMA	AA+	4.00	06/01/36	233,586	229,713
FNMA	AA+	4.00	10/01/36	247,977	243,883
FNMA	AA+	4.00	10/01/40	290,850	282,422
FNMA	AA+	4.00	11/01/40	6,245	6,064
FNMA	AA+	4.00	01/01/41	20,214	19,631
FNMA	AA+	4.00	05/01/41	168,957	163,273
FNMA	AA+	4.00	05/01/43	1,765,420	1,714,222
FNMA	AA+	4.00	01/01/44	3,356,561	3,245,831
FNMA	AA+	4.00	09/01/45	143,345	136,526
FNMA	AA+	4.00	11/01/45	338,482	322,425

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	4.00	02/01/47	$1,118,267	$1,063,399
FNMA	AA+	4.00	11/01/47	462,257	437,379
FNMA	AA+	4.00	04/01/48	180,715	170,710
FNMA	AA+	4.00	04/01/49	5,003,042	4,726,048
FNMA	AA+	4.00	03/01/50	3,269,688	3,071,853
FNMA	AA+	4.00	03/01/52	2,052,797	1,937,095
FNMA	AA+	4.00	07/01/52	3,969,327	3,743,153
FNMA	AA+	4.00	07/01/56	3,093,567	2,880,761
FNMA	AA+	4.50	05/01/30	43,039	43,159
FNMA	AA+	4.50	05/01/34	1,774	1,784
FNMA	AA+	4.50	06/01/34	1,181	1,187
FNMA	AA+	4.50	08/01/35	1,762	1,769
FNMA	AA+	4.50	05/01/39	427,469	426,267
FNMA	AA+	4.50	12/01/39	1,022,439	1,027,935
FNMA	AA+	4.50	05/01/40	175,747	174,730
FNMA	AA+	4.50	07/01/40	763,385	759,731
FNMA	AA+	4.50	10/01/40	151,786	151,283
FNMA	AA+	4.50	03/01/44	369,313	364,067
FNMA	AA+	4.50	04/01/44	640,415	628,306
FNMA	AA+	4.50	11/01/47	2,662,738	2,596,175
FNMA	AA+	4.50	02/01/49	321,924	313,293
FNMA	AA+	4.50	05/01/50	7,348,529	7,132,837
FNMA	AA+	5.00	06/01/33	1,971	2,004
FNMA	AA+	5.00	09/01/33	7,859	7,988
FNMA	AA+	5.00	10/01/33	2,284	2,322
FNMA	AA+	5.00	11/01/33	2,896	2,943
FNMA	AA+	5.00	03/01/34	578	588
FNMA	AA+	5.00	04/01/34	1,465	1,488
FNMA	AA+	5.00	04/01/35	1,432	1,454
FNMA	AA+	5.00	06/01/35	634	644
FNMA	AA+	5.00	09/01/35	990	1,005
FNMA	AA+	5.00	10/01/36	1,179	1,197
FNMA	AA+	5.00	08/01/37	1,087,777	1,105,232
FNMA	AA+	5.00	05/01/39	138,070	140,094
FNMA	AA+	5.00	06/01/40	2,549	2,584
FNMA	AA+	5.00	09/01/52	11,162,575	11,003,746
FNMA	AA+	5.00	10/01/52	1,708,166	1,682,790
FNMA	AA+	5.00	11/01/52	2,825,901	2,799,177
FNMA	AA+	5.00	07/01/53	5,603,426	5,510,883
FNMA	AA+	5.50	08/01/25	3	3
FNMA	AA+	5.50	11/01/26	3,504	3,509
FNMA	AA+	5.50	03/01/33	59,185	60,519
FNMA	AA+	5.50	02/25/37	3,776	3,859
FNMA	AA+	5.50	05/01/38	1,093,181	1,130,865
FNMA	AA+	5.50	06/01/48	22,927	23,655
FNMA	AA+	5.50	08/25/51	9,126,414	9,185,371
FNMA	AA+	5.50	06/01/52	1,005,795	1,012,648
FNMA	AA+	5.50	03/01/53	8,272,879	8,303,677

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
FNMA	AA+	5.50	04/01/53	$2,684,455	$2,701,958
FNMA	AA+	5.50	07/01/54	1,642,969	1,645,740
FNMA	AA+	5.50	10/01/54	7,995,790	8,032,284
FNMA	AA+	6.00	03/01/28	13,827	14,029
FNMA	AA+	6.00	05/01/32	36,160	37,408
FNMA	AA+	6.00	04/01/33	82,093	85,190
FNMA	AA+	6.00	05/01/33	1,938	2,011
FNMA	AA+	6.00	09/01/34	420	437
FNMA	AA+	6.00	10/01/34	2,803	2,918
FNMA	AA+	6.00	03/01/36	5,808	6,082
FNMA	AA+	6.00	01/01/37	22,971	24,057
FNMA	AA+	6.00	05/01/37	6,322	6,633
FNMA	AA+	6.00	08/01/37	32,359	33,955
FNMA	AA+	6.00	12/01/37	13,403	14,064
FNMA	AA+	6.00	11/01/52	4,104,031	4,214,942
FNMA	AA+	6.00	09/01/53	9,812,950	10,093,924
FNMA	AA+	6.00	03/01/54	8,731,876	8,907,706
FNMA	AA+	6.00	09/01/54	17,167,846	17,484,087
FNMA	AA+	6.50	05/01/32	54,832	57,620
FNMA	AA+	6.50	07/01/34	478	507
FNMA	AA+	6.50	09/01/34	303	321
FNMA	AA+	6.50	09/01/36	7,188	7,674
FNMA	AA+	6.50	05/01/37	68,928	73,812
FNMA	AA+	6.50	07/01/37	3,830	4,101
FNMA	AA+	6.50	02/01/54	3,782,044	3,931,238
FNMA	AA+	7.00	04/01/32	99	105
FNMA	AA+	7.00	10/01/54	2,154,173	2,293,530
FNMA	AA+	7.50	06/01/31	49	51
FNMA	AA+	7.50	02/01/32	257	274
FNMA	AA+	7.50	06/01/32	12,312	13,256
FNMA	AA+	8.00	04/01/32	12,069	12,616
FNMA SOFR30A + 2.30%(2)	AA+	4.46	02/01/53	7,617,842	7,515,924
FNMA SOFR30A + 2.37%(2)	AA+	1.80	09/01/51	9,910,621	8,847,605
FNMA Strip	AA+	3.00	08/01/42	359,851	326,940
FRESB Multifamily Mortgage(3)	AA+	2.37	10/01/26	621,643	606,790
FRESB Multifamily Mortgage(3)	AA+	3.61	10/25/28	532,212	523,158
GNMA(4)	AA+	1.50	07/20/36	2,476,558	2,234,091
GNMA(4)	AA+	2.00	04/20/32	322,304	303,808
GNMA(4)	AA+	2.00	09/20/50	1,692,064	1,333,456
GNMA(4)	AA+	2.50	12/20/50	4,153,498	3,512,070
GNMA(4)	AA+	2.50	10/01/51	3,872,682	3,270,049
GNMA(4)	AA+	2.50	10/20/51	3,637,172	3,093,426
GNMA(4)	AA+	2.50	08/01/52	9,987,473	8,491,251
GNMA(4)	AA+	2.50	03/01/53	15,209,153	12,940,130
GNMA(4)	AA+	2.50	06/01/53	6,594,686	5,609,819
GNMA(4)	AA+	3.00	01/15/46	726,660	642,530
GNMA(4)	AA+	3.00	02/20/47	867,136	775,036
GNMA(4)	AA+	3.00	10/01/51	5,402,005	4,735,877

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
U.S. Government Agencies (Continued)
Mortgage-Backed Obligations (Continued)
GNMA(4)	AA+	3.00	08/20/52	$4,241,108	$3,751,569
GNMA(4)	AA+	3.50	02/20/42	246,424	228,686
GNMA(4)	AA+	3.50	07/15/42	751,026	702,289
GNMA(4)	AA+	3.50	11/15/42	156,203	146,072
GNMA(4)	AA+	3.50	03/20/45	693,944	644,554
GNMA(4)	AA+	3.50	05/20/45	737,267	684,793
GNMA(4)	AA+	3.50	12/20/50	322,872	295,898
GNMA(4)	AA+	3.70	05/15/42	359,300	337,324
GNMA(4)	AA+	4.00	03/15/41	156,617	150,491
GNMA(4)	AA+	4.00	11/15/41	224,903	216,125
GNMA(4)	AA+	4.00	01/01/42	20,383	19,584
GNMA(4)	AA+	4.00	08/01/42	225,852	217,684
GNMA(4)	AA+	4.25	04/20/41	278,867	272,271
GNMA(4)	AA+	4.29	04/15/41	801	800
GNMA(4)	AA+	4.50	06/20/30	6,369	6,369
GNMA(4)	AA+	4.50	09/15/30	114,621	115,339
GNMA(4)	AA+	4.50	04/01/31	3,368	3,388
GNMA(4)	AA+	4.50	06/20/34	53,608	53,569
GNMA(4)	AA+	4.50	09/15/40	254,086	252,264
GNMA(4)	AA+	4.50	10/01/40	344,494	342,044
GNMA(4)	AA+	4.50	10/01/43	8,785	8,652
GNMA(4)	AA+	5.00	06/01/39	337,721	343,284
GNMA(4)	AA+	5.00	05/15/40	35,046	35,692
GNMA(4)	AA+	5.00	06/20/40	20,688	21,069
GNMA(4)	AA+	5.50	01/15/36	22,744	23,029
GNMA(4)	AA+	6.50	04/01/31	3,921	4,048
GNMA(4)	AA+	6.50	10/01/31	106	110
GNMA(4)	AA+	6.50	12/01/31	2,457	2,466
GNMA(4)	AA+	6.50	05/01/32	5,886	6,019
GNMA(4)	AA+	7.00	05/01/31	108	113
GNMA(4)	AA+	7.00	05/01/32	345	345

					763,725,353

Non-Mortgage-Backed Obligations (2.1%)
FFCB	AA+	5.37	01/28/32	12,000,000	11,996,748
FHLB	AA+	5.00	10/22/32	5,875,000	5,840,916
FHLB	AA+	5.13	02/26/30	7,000,000	6,996,778
FHLB	AA+	5.25	06/09/32	5,000,000	4,993,670
FHLB	AA+	5.30	12/24/31	1,720,000	1,718,145
FHLB	AA+	5.30	02/27/32	6,450,000	6,444,637
FHLB	AA+	5.40	03/05/32	4,860,000	4,855,955
FHLB	AA+	5.42	05/27/32	3,300,000	3,297,073

					46,143,922

Corporate Debt (43.8%)
Basic Materials (0.9%)
Celanese US Holdings LLC	BB+	6.42	07/15/27	8,485,000	8,786,726
International Flavors & Fragrances, Inc.†	BBB-	1.83	10/15/27	9,112,000	8,582,067

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Basic Materials (Continued)
Steel Dynamics, Inc.	BBB	5.00	12/15/26	$3,885,000	$3,889,283

					21,258,076

Communications (2.8%)
AT&T, Inc.	BBB	2.75	06/01/31	12,275,000	11,123,600
Expedia Group, Inc	BBB	5.40	02/15/35	5,500,000	5,537,494
Juniper Networks, Inc	BBB	3.75	08/15/29	6,135,000	5,963,343
Motorola Solutions, Inc.	BBB	5.55	08/15/35	4,810,000	4,905,057
T-Mobile USA, Inc	BBB	3.38	04/15/29	5,230,000	5,036,409
T-Mobile USA, Inc	BBB	3.75	04/15/27	6,105,000	6,043,424
Uber Technologies, Inc.†	BBB	4.50	08/15/29	8,825,000	8,779,571
VeriSign, Inc.	BBB	2.70	06/15/31	10,304,000	9,219,451
Verizon Communications, Inc.	BBB+	4.02	12/03/29	5,450,000	5,376,642

					61,984,991

Consumer, Cyclical (2.0%)
AutoZone, Inc.	BBB	3.75	04/18/29	1,795,000	1,755,211
AutoZone, Inc.	BBB	6.25	11/01/28	6,195,000	6,567,521
Darden Restaurants, Inc.	BBB	3.85	05/01/27	5,280,000	5,236,667
Ford Motor Credit Co. LLC	BBB-	2.70	08/10/26	5,510,000	5,365,127
General Motors Financial Co., Inc.	BBB	5.75	02/08/31	10,970,000	11,270,957
Lennar Corp.	BBB	5.00	06/15/27	3,051,000	3,072,532
Lowe’s Cos., Inc.	BBB+	4.50	04/15/30	5,050,000	5,087,201
Toll Brothers Finance Corp.	BBB	4.88	03/15/27	6,115,000	6,132,819

					44,488,035

Consumer, Non-cyclical (3.7%)
AbbVie, Inc.	A-	5.05	03/15/34	14,690,000	14,958,460
Amgen, Inc.	BBB+	5.15	03/02/28	8,125,000	8,300,573
Amgen, Inc.	BBB+	5.25	03/02/33	2,800,000	2,867,697
Bunge Ltd. Finance Corp	BBB+	2.75	05/14/31	8,115,000	7,343,311
Bunge Ltd. Finance Corp	A-	4.20	09/17/29	4,125,000	4,079,625
Constellation Brands, Inc	BBB	4.80	01/15/29	7,450,000	7,530,273
CVS Health Corp.	BBB	3.75	04/01/30	9,660,000	9,265,614
CVS Health Corp.	BBB	5.40	06/01/29	2,045,000	2,103,565
Elevance Health, Inc.	A	2.88	09/15/29	7,245,000	6,824,231
Elevance Health, Inc.	A	4.75	02/15/30	2,725,000	2,757,112
Equifax, Inc.	BBB	4.80	09/15/29	8,650,000	8,724,197
J M Smucker Co.	BBB	6.20	11/15/33	7,890,000	8,470,812

					83,225,470

Energy (4.2%)
Cheniere Energy Partners LP	BBB	4.50	10/01/29	6,865,000	6,790,489
Diamondback Energy, Inc.	BBB	5.15	01/30/30	10,942,000	11,184,412
Energy Transfer LP	BBB	5.25	07/01/29	3,400,000	3,484,695
Energy Transfer LP	BBB	5.55	02/15/28	7,215,000	7,423,894
EQT Corp.	BBB-	3.90	10/01/27	6,693,000	6,602,908
EQT Corp.†	BBB-	7.50	06/01/27	4,200,000	4,281,971
Hess Corp.	BBB-	4.30	04/01/27	2,492,000	2,486,856
HF Sinclair Corp.	BBB-	4.50	10/01/30	3,116,000	3,022,581
HF Sinclair Corp.	BBB-	5.75	01/15/31	1,800,000	1,843,518

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Energy (Continued)
HF Sinclair Corp.	BBB-	6.38	04/15/27	$6,469,000	$6,530,577
Kinder Morgan, Inc.	BBB	5.10	08/01/29	10,870,000	11,109,784
Occidental Petroleum Corp.	BB+	6.38	09/01/28	5,300,000	5,512,506
ONEOK, Inc.	BBB	4.40	10/15/29	2,260,000	2,242,724
ONEOK, Inc.†	BBB	5.63	01/15/28	5,510,000	5,630,474
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	BBB	5.50	03/01/30	3,912,000	3,968,488
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	BBB	6.88	01/15/29	3,125,000	3,188,577
Western Midstream Operating LP	BBB-	4.75	08/15/28	9,150,000	9,153,947

					94,458,401

Financial (20.7%)
Alexandria Real Estate Equities, Inc	BBB+	4.75	04/15/35	11,253,000	10,774,127
Alleghany Corp.	AA	3.63	05/15/30	4,660,000	4,524,893
American Express Co.(3)(5)	A-	5.39	07/28/27	6,650,000	6,714,826
American Express Co.(3)(5)	A-	5.53	04/25/30	10,025,000	10,421,475
American Tower Corp	BBB	2.90	01/15/30	4,435,000	4,132,322
American Tower Corp	BBB	5.80	11/15/28	5,435,000	5,670,800
Aon North America, Inc.	A-	5.45	03/01/34	10,845,000	11,140,077
Arthur J. Gallagher & Co.	BBB	5.00	02/15/32	8,245,000	8,355,465
Bank of America Corp.(3)(5)	A-	2.97	02/04/33	26,230,000	23,483,912
Bank of New York Mellon Corp.(3)(5)	A	5.06	07/22/32	6,840,000	6,992,204
BankUnited, Inc.	BBB	4.88	11/17/25	5,315,000	5,311,403
BankUnited, Inc.	BBB-	5.13	06/11/30	6,170,000	6,103,031
Barclays PLC(3)(5)	BBB+	5.83	05/09/27	3,000,000	3,030,303
Boston Properties LP	BBB	3.25	01/30/31	6,488,000	5,945,130
Boston Properties LP	BBB	5.75	01/15/35	1,465,000	1,473,789
Boston Properties LP	BBB	6.50	01/15/34	3,435,000	3,678,758
Brown & Brown, Inc.	BBB-	5.25	06/23/32	2,880,000	2,935,852
Capital One Financial Corp.	BBB	4.10	02/09/27	6,685,000	6,654,359
Capital One Financial Corp.(3)(5)	BBB	4.93	05/10/28	4,365,000	4,398,539
Citigroup, Inc.(3)(5)	BBB+	3.79	03/17/33	10,865,000	10,137,478
Citigroup, Inc.(3)(5)	BBB+	3.98	03/20/30	4,460,000	4,369,711
Citigroup, Inc.(3)(5)	BBB+	4.41	03/31/31	1,000,000	989,089
Citigroup, Inc.(3)(5)	BBB	5.83	02/13/35	6,620,000	6,748,361
Citizens Financial Group, Inc.(3)(5)	BBB+	5.84	01/23/30	10,653,000	11,029,513
Digital Realty Trust LP	BBB	5.55	01/15/28	7,531,000	7,727,263
Equinix, Inc.	BBB	3.20	11/18/29	11,880,000	11,271,713
Fairfax Financial Holdings Ltd	A-	6.00	12/07/33	5,010,000	5,228,686
Fifth Third Bancorp(3)(5)	BBB+	1.71	11/01/27	1,000,000	965,427
Fifth Third Bancorp(3)(5)	BBB+	4.90	09/06/30	3,240,000	3,276,234
Fifth Third Bancorp(3)(5)	BBB+	6.34	07/27/29	4,762,000	5,014,377
First Horizon Bank	BBB	5.75	05/01/30	4,800,000	4,911,513
Goldman Sachs Group, Inc.	BBB+	2.60	02/07/30	9,000,000	8,319,788
Goldman Sachs Group, Inc.(3)(5)	BBB+	5.33	07/23/35	12,200,000	12,344,901
Host Hotels & Resorts LP	BBB-	5.70	07/01/34	8,715,000	8,762,306
JPMorgan Chase & Co.(3)(5)	A	5.00	07/22/30	7,600,000	7,737,759

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Financial (Continued)
JPMorgan Chase & Co.(3)(5)	A	5.35	06/01/34	$4,625,000	$4,763,203
JPMorgan Chase & Co.(3)(5)	A	5.50	01/24/36	9,765,000	10,061,993
Kemper Corp	BBB-	3.80	02/23/32	4,500,000	4,102,531
KeyBank N.A	BBB+	5.85	11/15/27	2,000,000	2,064,404
KeyCorp	BBB	2.25	04/06/27	3,565,000	3,438,255
KeyCorp	BBB	2.55	10/01/29	3,800,000	3,507,748
KeyCorp(3)(5)	BBB	6.40	03/06/35	2,000,000	2,133,427
Kilroy Realty LP	BBB-	3.05	02/15/30	3,500,000	3,166,974
Kimco Realty OP LLC	BBB+	4.85	03/01/35	3,850,000	3,768,602
Kimco Realty OP LLC	BBB+	6.40	03/01/34	6,800,000	7,398,271
Liberty Mutual Group, Inc.†	BBB	4.57	02/01/29	11,473,000	11,485,644
M&T Bank Corp.(3)(5)	BBB+	4.55	08/16/28	1,387,000	1,389,278
Manufacturers & Traders Trust Co.	BBB+	3.40	08/17/27	3,690,000	3,602,460
Manufacturers & Traders Trust Co.	A-	4.70	01/27/28	3,450,000	3,480,533
Mercury General Corp.	BBB-	4.40	03/15/27	3,330,000	3,301,019
Morgan Stanley(3)(5)	A-	2.70	01/22/31	10,000,000	9,216,607
Morgan Stanley(3)(5)	A-	5.17	01/16/30	1,910,000	1,950,248
Morgan Stanley(3)(5)	A-	5.45	07/20/29	10,255,000	10,545,234
NNN REIT, Inc.	BBB+	2.50	04/15/30	4,835,000	4,408,547
NNN REIT, Inc.	BBB+	3.60	12/15/26	3,145,000	3,108,758
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	4,861,488
PNC Bank N.A.	A-	2.70	10/22/29	10,500,000	9,775,064
PNC Financial Services Group, Inc.(3)(5)	A-	5.58	06/12/29	2,060,000	2,133,775
PNC Financial Services Group, Inc.(3)(5)	A-	6.88	10/20/34	3,635,000	4,062,085
Prologis LP	A	1.75	07/01/30	3,906,000	3,431,799
Realty Income Corp.	A-	4.85	03/15/30	1,780,000	1,811,767
Realty Income Corp.	A-	5.13	02/15/34	8,865,000	8,967,774
Synchrony Financial	BBB-	3.70	08/04/26	11,535,000	11,422,924
Tanger Properties LP	BBB-	3.13	09/01/26	5,800,000	5,692,943
Tanger Properties LP	BBB-	3.88	07/15/27	3,500,000	3,451,907
Truist Financial Corp.(3)(5)	A-	4.87	01/26/29	8,055,000	8,146,345
US Bancorp(3)(5)	A	4.65	02/01/29	13,695,000	13,784,801
US Bancorp(3)(5)	A	5.78	06/12/29	2,500,000	2,594,678
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	4,925,030
Wells Fargo & Co.(3)(5)	BBB+	2.57	02/11/31	1,000,000	915,618
Wells Fargo & Co.(3)(5)	BBB+	3.35	03/02/33	9,115,000	8,327,626
Wells Fargo & Co.(3)(5)	BBB+	3.53	03/24/28	6,200,000	6,117,993
Wells Fargo & Co.(3)(5)	BBB+	5.20	01/23/30	6,595,000	6,752,663
Welltower OP LLC	A-	2.75	01/15/31	7,123,000	6,510,125
Zions Bancorp N.A.	BBB	3.25	10/29/29	12,030,000	11,081,391

					462,236,916

Industrial (3.8%)
Amphenol Corp	BBB+	2.80	02/15/30	9,520,000	8,931,643
Arrow Electronics, Inc.	BBB-	5.15	08/21/29	8,845,000	8,989,894
Boeing Co.	BBB-	3.20	03/01/29	12,077,000	11,498,171
CH Robinson Worldwide, Inc	BBB	4.20	04/15/28	5,575,000	5,544,525
Flex Ltd.	BBB-	4.88	06/15/29	1,478,000	1,487,744
Huntington Ingalls Industries, Inc.	BBB-	3.48	12/01/27	4,613,000	4,516,502

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (Continued):
Corporate Debt (Continued)
Industrial (Continued)
Jabil, Inc.	BBB-	3.00	01/15/31	$4,000,000	$3,648,029
Jabil, Inc.	BBB-	3.95	01/12/28	2,910,000	2,879,623
L3Harris Technologies, Inc.	BBB	5.40	01/15/27	6,840,000	6,955,945
Lennox International, Inc.	BBB	1.70	08/01/27	4,935,000	4,659,830
Otis Worldwide Corp.	BBB	5.13	11/19/31	7,715,000	7,944,964
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	6,725,000	6,102,575
Vulcan Materials Co.	BBB+	4.95	12/01/29	11,330,000	11,546,134

					84,705,579

Technology (2.4%)
Autodesk, Inc.	BBB+	5.30	06/15/35	970,000	986,229
Broadcom, Inc	BBB+	5.05	07/12/29	10,805,000	11,064,851
Hewlett Packard Enterprise Co.	BBB	4.55	10/15/29	7,100,000	7,065,126
Hewlett Packard Enterprise Co.	BBB	4.85	10/15/31	3,615,000	3,599,843
Intel Corp	BBB	5.20	02/10/33	6,570,000	6,625,422
Kyndryl Holdings., Inc.	BBB-	2.05	10/15/26	2,500,000	2,422,675
Microchip Technology, Inc.	BBB	4.90	03/15/28	4,825,000	4,881,455
Paychex, Inc.	BBB+	5.10	04/15/30	9,140,000	9,359,266
VMware LLC	BBB+	1.40	08/15/26	6,860,000	6,637,383

					52,642,250

Utilities (3.3%)
American Electric Power Co., Inc.	BBB	5.20	01/15/29	11,429,000	11,723,671
Black Hills Corp.	BBB+	3.05	10/15/29	4,855,000	4,545,576
Dominion Energy, Inc.	A	2.30	12/01/31	10,799,000	9,459,091
DTE Energy Co	BBB	5.10	03/01/29	10,596,000	10,809,207
Duke Energy Carolinas LLC	A	4.85	01/15/34	11,017,000	11,000,177
NextEra Energy Capital Holdings, Inc.	BBB+	3.55	05/01/27	6,722,000	6,634,999
NiSource, Inc.	BBB+	5.20	07/01/29	10,740,000	11,026,148
Southern Co.	BBB+	5.70	03/15/34	8,560,000	8,948,176

					74,147,045

Total Corporate Debt					979,146,763

Sovereign Debt (–%)
Sri Lanka AID	NR	6.59	09/15/28	1,117,460	1,142,803	‡

Total Long-Term Debt Securities (Cost: $2,311,865,328)					2,204,929,151

SHORT-TERM DEBT SECURITIES (0.2%):
Commercial Paper (0.2%)
Automatic Data Processing, Inc.	A-1+	4.33	07/01/25	5,000,000	5,000,000

Total Short-Term Debt Securities (Cost: $5,000,000)					5,000,000

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS — CORE BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)

June 30, 2025 (Unaudited)

	Rate(%)	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.0%)(6)
Dreyfus Treasury Securities Cash Management, Institutional Shares	4.11	$50,958	$50,958

Total Temporary Cash Investment (Cost: $50,958)			50,958

Total Investments (Cost: $2,316,916,286) 98.9%			2,209,980,109

Other Net Assets 1.1%			24,036,941

Net Assets 100.0%			$2,234,017,050

FOOTNOTES TO PORTFOLIO OF INVESTMENTS IN SECURITIES

Abbreviations:

ARM =	Adjustable Rate Mortgage
FFCB =	Federal Farm Credit Bank Funding Corporation
FHLB =	Federal Home Loan Bank
FHLMC =	Federal Home Loan Mortgage Corporation
FNMA =	Federal National Mortgage Association
FRESB =	Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA =	Government National Mortgage Association
RFUCCT1Y =	Twelve month FTSE USD IBOR Consumer Cash Fallback
SOFR =	Secured overnight financing rate
SOFR30A =	30-day Average SOFR (Secured overnight financing rate)
NR =	Not Rated

**	Ratings as per Standard & Poor’s Corporation (unaudited).

†

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the aggregate values of these securities amounts to $38,759,727 and represents 1.7% of net assets.

‡	Level 3 Security.

(1)	Zero Coupon.

(2)	Floating Rate Note.

(3)

Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

(4)	U.S. Government guaranteed security

(5)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(6)	Percentage is less than 0.05%.

The accompanying notes are an integral part of these portfolio schedules.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 2025 (Unaudited)

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$—	$—	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	5,895,645,613	295,958,748	374,798,128	395,499,404	173,500,890
Cash	395,307	71,586	55,357	8	20,048
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	2,932,534	199,270	549,043	337,563	198,119
Receivable for securities sold	611,119	2,431,534	539,773	4,208,282	2,089,681
Receivable for daily variation on future contracts	285,911	10,328	—	—	—
Shareholder subscription receivable	2,519,807	2,095	129,862	158,395	157,273
Due from the Adviser	—	—	—	—	—
Other receivables	784	—	—	—	2,652

Total Assets	5,902,391,075	298,673,561	376,072,163	400,203,652	175,968,663

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	—	534,664	2,015,450	1,056,201	2,113,472
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	298,750	28,432	94,582	32,485	20,567
Payable to the Adviser	456,936	101,194	234,660	247,404	4,748
Dividends payable	—	—	—	—	—
Accrued expenses	403,600	65,993	52,119	53,387	53,428

Total Liabilities	1,159,286	730,283	2,396,811	1,389,477	2,192,215

NET ASSETS	$5,901,231,789	$297,943,278	$373,675,352	$398,814,175	$173,776,448

Number of Shares Outstanding (Note 5)	83,913,729	12,515,892	27,077,745	29,358,123	17,442,634

Net Asset Value Per Share Redemption Price Per Share	$70.32	$23.81	$13.80	$13.58	$9.96

COMPONENTS OF NET ASSETS
Paid-in capital	$2,406,428,959	$180,924,515	$317,133,866	$331,453,797	$165,215,502
Total Distributable Earnings (Loss) (Notes 2 and 6)	3,494,802,830	117,018,763	56,541,486	67,360,378	8,560,946

NET ASSETS	$5,901,231,789	$297,943,278	$373,675,352	$398,814,175	$173,776,448

(a) Investments at cost:
Affiliated investments	$—	$—	$—	$—	$—
Unaffiliated investments	$2,714,807,556	$203,675,559	$325,244,418	$325,291,455	$163,208,067
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of June 30, 2025 (Unaudited)

	MoA Mid Cap Value Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund	MoA Catholic Values Index Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$—	$—	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	187,227,438	1,437,880,954	200,928,700	1,989,987,797	8,311,360
Cash	19,741	64,996	12,833	186,802	—
Foreign cash (b)	—	—	—	19,802,961	—
Interest and dividends receivable	175,440	1,389,517	724,717	9,808,879	4,501
Receivable for securities sold	1,029,393	8,165,871	1,040,816	—	1,018
Receivable for daily variation on future contracts	—	—	—	9,520	—
Shareholder subscription receivable	146,947	620,117	7,966	1,470,684	12,304
Due from the Adviser	—	—	—	—	13,760
Other receivables	—	—	—	—	1,636

Total Assets	188,598,959	1,448,121,455	202,715,032	2,021,266,643	8,344,579

LIABILITIES
Due to custodian bank	—	—	—	—	216
Payable for securities purchased	664,320	—	680,335	—	903
Payable for daily variation on future contracts	—	17,816	—	—	—
Shareholder redemptions payable	41,153	171,351	47,316	112,818	219
Payable to the Adviser	87,306	113,431	68,495	441,415	—
Dividends payable	—	—	—	—	—
Accrued expenses	44,863	154,500	56,689	85,496	41,620

Total Liabilities	837,642	457,098	852,835	639,729	42,958

NET ASSETS	$187,761,317	$1,447,664,357	$201,862,197	$2,020,626,914	$8,301,621

Number of Shares Outstanding (Note 5)	11,164,069	69,650,240	9,250,460	200,034,782	489,520

Net Asset Value Per Share Redemption Price Per Share	$16.82	$20.78	$21.82	$10.10	$16.96

COMPONENTS OF NET ASSETS
Paid-in capital	$158,964,160	$1,129,348,996	$131,701,783	$1,636,070,832	$5,575,484
Total Distributable Earnings (Loss) (Notes 2 and 6)	28,797,157	318,315,361	70,160,414	384,556,082	2,726,137

NET ASSETS	$187,761,317	$1,447,664,357	$201,862,197	$2,020,626,914	$8,301,621

(a) Investments at cost:
Affiliated investments	$—	$—	$—	$—	$—
Unaffiliated investments	$172,410,257	$1,169,003,188	$145,612,751	$1,536,807,655	$5,793,630
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$19,609,854	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of June 30, 2025 (Unaudited)

	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$302,988,392	$432,854,323	$1,079,679,787	$1,448,844,404	$1,464,880,212
Unaffiliated investments (a) (Notes 2 and 4)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	124,928	119,884	—	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	72,956	31,172	222,598	709,730	848,196
Due from the Adviser	—	—	—	—	—
Other receivables	11,348	5,906	1,221	5,166	6,373

Total Assets	303,072,696	433,016,329	1,080,023,490	1,449,559,300	1,465,734,781

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	17,345	—	—	632,018	770,091
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	55,611	156,100	342,482	77,712	78,105
Payable to the Adviser	17,785	25,477	63,019	83,902	85,019
Dividends payable	—	—	—	—	—
Accrued expenses	75,441	82,197	156,337	194,266	195,062

Total Liabilities	166,182	263,774	561,838	987,898	1,128,277

NET ASSETS	$302,906,514	$432,752,555	$1,079,461,652	$1,448,571,402	$1,464,606,504

Number of Shares Outstanding (Note 5)	26,288,418	40,212,524	85,423,942	102,897,187	98,333,521

Net Asset Value Per Share Redemption Price Per Share	$11.52	$10.76	$12.64	$14.08	$14.89

COMPONENTS OF NET ASSETS
Paid-in capital	$304,226,367	$424,649,008	$1,015,469,155	$1,300,732,077	$1,275,490,191
Total Distributable Earnings (Loss) (Notes 2 and 6)	(1,319,853)	8,103,547	63,992,497	147,839,325	189,116,313

NET ASSETS	$302,906,514	$432,752,555	$1,079,461,652	$1,448,571,402	$1,464,606,504

(a) Investments at cost:
Affiliated investments	$289,771,501	$414,193,887	$1,007,177,842	$1,324,545,812	$1,319,730,697
Unaffiliated investments	$—	$—	$—	$—	$—
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of June 30, 2025 (Unaudited)

	MoA Clear	MoA Clear	MoA Clear	MoA Clear	MoA Clear
	Passage 2040	Passage 2045	Passage 2050	Passage 2055	Passage 2060
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$1,271,669,653	$1,308,076,923	$1,030,208,551	$607,488,530	$350,045,593
Unaffiliated investments (a) (Notes 2 and 4)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	—	—	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	763,608	787,271	683,790	977,397	555,156
Due from the Adviser	—	—	—	—	—
Other receivables	5,096	4,006	847	8,360	6,236

Total Assets	1,272,438,357	1,308,868,200	1,030,893,188	608,474,287	350,606,985

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	670,740	771,063	476,696	947,331	507,871
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	92,868	16,208	207,095	30,066	47,285
Payable to the Adviser	73,584	75,707	59,574	35,017	20,165
Dividends payable	—	—	—	—	—
Accrued expenses	170,845	175,043	147,246	99,886	71,840

Total Liabilities	1,008,037	1,038,021	890,611	1,112,300	647,161

NET ASSETS	$1,271,430,320	$1,307,830,179	$1,030,002,577	$607,361,987	$349,959,824

Number of Shares Outstanding (Note 5)	83,832,231	86,949,748	52,571,683	38,412,983	25,706,711

Net Asset Value Per Share Redemption Price Per Share	$15.17	$15.04	$19.59	$15.81	$13.61

COMPONENTS OF NET ASSETS
Paid-in capital	$1,082,231,187	$1,096,359,541	$856,103,485	$512,056,734	$298,092,487
Total Distributable Earnings (Loss) (Notes 2 and 6)	189,199,133	211,470,638	173,899,092	95,305,253	51,867,337

NET ASSETS	$1,271,430,320	$1,307,830,179	$1,030,002,577	$607,361,987	$349,959,824

(a) Investments at cost:
Affiliated investments	$1,132,955,781	$1,160,712,068	$910,177,872	$537,205,958	$308,174,634
Unaffiliated investments	$—	$—	$—	$—	$—
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of June 30, 2025 (Unaudited)

	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund†	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$152,027,401	$1,700,723	$149,430,986	$393,490,918	$333,854,902
Unaffiliated investments (a) (Notes 2 and 4)	—	—	—	—	—
Cash	—	—	—	—	—
Foreign cash (b)	—	—	—	—	—
Interest and dividends receivable	—	—	—	—	—
Receivable for securities sold	—	—	27,223	—	—
Receivable for daily variation on future contracts	—	—	—	—	—
Shareholder subscription receivable	363,710	255,567	21,718	53,123	39,448
Due from the Adviser	—	16,927	—	—	—
Other receivables	3,597	—	—	—	—

Total Assets	152,394,708	1,973,217	149,479,927	393,544,041	333,894,350

LIABILITIES
Due to custodian bank	—	—	—	—	—
Payable for securities purchased	230,643	255,562	—	53,121	38,775
Payable for daily variation on future contracts	—	—	—	—	—
Shareholder redemptions payable	133,067	5	48,941	2	673
Payable to the Adviser	8,720	—	2,676	7,017	5,927
Dividends payable	—	—	—	—	—
Accrued expenses	48,854	31,460	38,284	46,632	43,593

Total Liabilities	421,284	287,027	89,901	106,772	88,968

NET ASSETS	$151,973,424	$1,686,190	$149,390,026	$393,437,269	$333,805,382

Number of Shares Outstanding (Note 5)	10,776,194	155,570	12,579,226	27,611,012	21,044,752

Net Asset Value Per Share Redemption Price Per Share	$14.10	$10.84	$11.88	$14.25	$15.86

COMPONENTS OF NET ASSETS
Paid-in capital	$131,389,618	$1,598,097	$146,106,931	$344,736,667	$279,951,196
Total Distributable Earnings (Loss) (Notes 2 and 6)	20,583,806	88,093	3,283,095	48,700,602	53,854,186

NET ASSETS	$151,973,424	$1,686,190	$149,390,026	$393,437,269	$333,805,382

(a) Investments at cost:
Affiliated investments	$135,723,713	$1,612,457	$145,284,704	$356,743,803	$294,023,109
Unaffiliated investments	$—	$—	$—	$—	$—
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—	$—	$—

†	Fund commenced operations on May 2, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of June 30, 2025 (Unaudited)

	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
ASSETS
Investments, at fair value:
Affiliated investments (a) (Notes 2 and 4)	$—	$—	$—
Unaffiliated investments (a) (Notes 2 and 4)	533,456,658	883,805,987	2,209,980,109
Cash	84	—	40
Foreign cash (b)	—	—	—
Interest and dividends receivable	684	9,607,939	20,286,689
Receivable for securities sold	—	—	5,612,958
Receivable for daily variation on future contracts	—	—	—
Shareholder subscription receivable	129,662	326,629	866,382
Due from the Adviser	—	—	—
Other receivables	—	—	—

Total Assets	533,587,088	893,740,555	2,236,746,178

LIABILITIES
Due to custodian bank	—	94	—
Payable for securities purchased	—	718,658	1,643,364
Payable for daily variation on future contracts	—	—	—
Shareholder redemptions payable	3,751,241	622,066	215,975
Payable to the Adviser	74,991	308,762	750,673
Dividends payable	—	—	—
Accrued expenses	52,482	64,341	119,116

Total Liabilities	3,878,714	1,713,921	2,729,128

NET ASSETS	$529,708,374	$892,026,634	$2,234,017,050

Number of Shares Outstanding (Note 5)	529,707,559	91,298,944	180,043,877

Net Asset Value Per Share Redemption Price Per Share	$1.00	$9.77	$12.41

COMPONENTS OF NET ASSETS
Paid-in capital	$529,360,215	$945,078,190	$2,479,499,288
Total Distributable Earnings (Loss) (Notes 2 and 6)	348,159	(53,051,556)	(245,482,238)

NET ASSETS	$529,708,374	$892,026,634	$2,234,017,050

(a) Investments at cost:
Affiliated investments	$—	$—	$—
Unaffiliated investments	$533,456,658	$881,522,020	$2,316,916,286
(b) Foreign cash, at cost, translated to US Dollars	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2025 (Unaudited)

	MoA Equity Index Fund		MoA All America Fund		MoA Small Cap Value Fund		MoA Small Cap Growth Fund		MoA Small Cap Equity Index Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$—		$—		$—		$—		$—
Unaffiliated dividend income	37,109,201	(a)	1,963,935	(a)	4,018,081	(a)	1,157,345	(a)	1,630,090	(a)
Interest income	1,296,851		117,062		95,566		99,555		6

Total investment income	38,406,052		2,080,997		4,113,647		1,256,900		1,630,096

Expenses
Investment advisory fees (Note 3)	2,091,420		581,081		1,387,190		1,404,483		70,286
Administrative fee (Note 3)	836,568		43,581		55,488		56,179		28,114
Other operating expenses
Custody and Fund administration expenses	281,695		33,401		20,999		21,846		28,056
Shareholders reports	70,870		3,879		5,153		5,117		2,717
Shareholder service fees	356		94		250		21		7
Transfer agent fees	35,286		6,506		6,834		7,685		11,757
Independent directors’ fees and expenses	16,494		16,494		16,494		16,494		16,494
Audit and Tax Expense	24,352		23,089		23,089		23,088		24,352
Legal	16,824		16,824		16,824		16,824		16,824
Licenses	457,881		30,386		6,748		6,824		19,544
Registration fees	12,435		12,799		11,839		11,515		5,781
Miscellaneous	44,320		13,376		13,769		13,754		12,700

Total other operating expenses	960,513		156,848		121,999		123,168		138,232

Total expenses before waiver/reimbursement	3,888,501		781,510		1,564,677		1,583,830		236,632
Fee waiver and expense reimbursement (Note 3)	(223,085)		(11,622)		(14,797)		(14,981)		(97,870)

Net expenses	3,665,416		769,888		1,549,880		1,568,849		138,762

Net Investment Income (Loss)	34,740,636		1,311,109		2,563,767		(311,949)		1,491,334

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	—		—		—		—		—
Unaffiliated Investment securities	200,025,700		14,391,473		4,553,523		(2,887,046)		(995,589)
Futures contracts (Note 2)	(1,738,097)		57,184		—		—		—
Foreign currency translation	—		(263)		—		—		—

	198,287,603		14,448,394		4,553,523		(2,887,046)		(995,589)

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	—		—		—		—		—
Unaffiliated Investment securities	100,468,164		(5,727,570)		(22,675,322)		199,390		(10,571,389)
Futures contracts (Note 2)	3,858,067		132,370		—		—		—
Foreign currency translation	—		353		567		517		—

	104,326,231		(5,594,847)		(22,674,755)		199,907		(10,571,389)

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	302,613,834		8,853,547		(18,121,232)		(2,687,139)		(11,566,978)

Net Increase (Decrease) in Net Assets Resulting from Operations	$337,354,470		$10,164,656		$(15,557,465)		$(2,999,088)		$(10,075,644)

(a) Net of foreign taxes as follows:

MoA Equity Index Fund	$6,546
MoA All America Fund	$742
MoA Small Cap Value Fund	$3,119
MoA Small Cap Growth Fund	$2,841
MoA Small Cap Equity Index Fund	$1,761

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2025 (Unaudited)

	MoA Mid Cap Value Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund		MoA Catholic Values Index Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$—	$—	$—	$—		$—
Unaffiliated dividend income	1,926,111	11,676,439 (a)	846,115	37,366,673	(a)	49,270	(a)
Interest income	64,505	280,405	1,767,982	741,080		12

Total investment income	1,990,616	11,956,844	2,614,097	38,107,753		49,282

Expenses
Investment advisory fees (Note 3)	541,269	539,257	389,608	3,613,626		5,601
Administrative fee (Note 3)	29,523	215,703	29,221	271,022		1,120
Other operating expenses
Custody and Fund administration expenses	14,393	84,962	28,082	133,328		8,724
Shareholders reports	2,762	19,942	2,436	19,874		91
Shareholder service fees	17	72	52	599		—
Transfer agent fees	5,834	18,340	5,474	16,044		4,362
Independent directors’ fees and expenses	16,494	16,494	16,494	16,494		16,494
Audit and Tax Expense	23,092	24,352	23,688	24,637		22,165
Legal	16,824	16,824	16,824	16,824		16,824
Licenses	3,017	185,241	16,688	16,435		7,550
Registration fees	10,847	11,988	11,184	13,354		4,344
Miscellaneous	17,526	20,810	14,764	37,736		11,785

Total other operating expenses	110,806	399,025	135,686	295,325		92,339

Total expenses before waiver/reimbursement	681,598	1,153,985	554,515	4,179,973		99,060
Fee waiver and expense reimbursement (Note 3)	(7,873)	(57,520)	(7,792)	(1,427,552)		(90,715)

Net expenses	673,725	1,096,465	546,723	2,752,421		8,345

Net Investment Income (Loss)	1,316,891	10,860,379	2,067,374	35,355,332		40,937

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign
Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	—	—	—	—		—
Unaffiliated Investment securities	9,627,165	43,439,143	10,015,557	21,802,282		194,428
Futures contracts (Note 2)	—	(1,317,759)	—	1,922,221		—
Foreign currency translation	—	—	—	761,426		—

	9,627,165	42,121,384	10,015,557	24,485,929		194,428

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	—	—	—	—		—
Unaffiliated Investment securities	(13,498,915)	(56,119,512)	3,952,588	326,689,526		301,414
Futures contracts (Note 2)	—	867,198	—	811,828		—
Foreign currency translation	—	—	—	1,069,799		—

	(13,498,915)	(55,252,314)	3,952,588	328,571,153		301,414

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign Currency Translations	(3,871,750)	(13,130,930)	13,968,145	353,057,082		495,842

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,554,859)	$(2,270,551)	$16,035,519	$388,412,414		$536,779

(a)	Net of foreign taxes as follows:

MoA Mid Cap Equity Index Fund	$9,025
MoA International Fund	$4,658,816
MoA Catholic Values Index Fund	$162

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2025 (Unaudited)

	MoA	MoA Clear	MoA Clear	MoA Clear	MoA Clear
	Retirement	Passage 2020	Passage 2025	Passage 2030	Passage 2035
	Income Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$3,625,520	$6,099,290	$13,972,803	$17,106,857	$16,200,372
Unaffiliated dividend income	—	—	—	—	—
Interest income	—	118	320	400	404

Total investment income	3,625,520	6,099,408	13,973,123	17,107,257	16,200,776

Expenses
Investment advisory fees (Note 3)	58,600	109,472	265,565	345,618	347,248
Administrative fee (Note 3)	35,160	65,683	159,339	207,371	208,349
Other operating expenses
Custody and Fund administration expenses	17,737	31,100	66,362	84,202	84,329
Shareholders reports	2,530	5,597	13,472	17,025	16,989
Shareholder service fees	117,201	218,944	531,131	691,236	694,496
Transfer agent fees	12,193	13,007	18,962	21,113	21,300
Independent directors’ fees and expenses	16,494	16,494	16,494	16,494	16,494
Audit and Tax Expense	19,124	19,070	19,070	19,070	19,070
Legal	16,824	16,824	16,824	16,824	16,824
Licenses	—	—	—	—	—
Registration fees	7,522	8,136	14,574	14,794	16,762
Miscellaneous	13,428	14,370	18,249	24,966	31,108

Total other operating expenses	223,053	343,542	715,138	905,724	917,372

Total expenses before waiver/reimbursement	316,813	518,697	1,140,042	1,458,713	1,472,969
Fee waiver and expense reimbursement (Note 3)	(9,376)	(17,515)	(42,491)	(55,299)	(55,560)

Net expenses	307,437	501,182	1,097,551	1,403,414	1,417,409

Net Investment Income (Loss)	3,318,083	5,598,226	12,875,572	15,703,843	14,783,367

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign
Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	(2,488,293)	(1,150,643)	492,598	7,619,294	7,537,460
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	(2,488,293)	(1,150,643)	492,598	7,619,294	7,537,460

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	12,432,228	17,874,133	48,882,855	64,187,751	73,498,832
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	12,432,228	17,874,133	48,882,855	64,187,751	73,498,832

Net Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Translations	9,943,935	16,723,490	49,375,453	71,807,045	81,036,292

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,262,018	$22,321,716	$62,251,025	$87,510,888	$95,819,659

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2025 (Unaudited)

	MoA Clear	MoA Clear	MoA Clear	MoA Clear	MoA Clear
	Passage 2040	Passage 2045	Passage 2050	Passage 2055	Passage 2060
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$13,320,180	$13,191,675	$9,968,012	$5,780,828	$3,296,539
Unaffiliated dividend income	—	—	—	—	—
Interest income	333	346	292	146	70

Total investment income	13,320,513	13,192,021	9,968,304	5,780,974	3,296,609

Expenses
Investment advisory fees (Note 3)	299,158	307,556	242,268	141,196	80,029
Administrative fee (Note 3)	179,496	184,533	145,361	84,717	48,017
Other operating expenses
Custody and Fund administration expenses	73,399	75,380	60,782	38,017	24,385
Shareholders reports	14,545	15,010	11,908	6,804	3,776
Shareholder service fees	598,319	615,112	484,537	282,391	160,058
Transfer agent fees	20,453	21,058	20,315	18,823	17,392
Independent directors’ fees and expenses	16,494	16,494	16,494	16,494	16,494
Audit and Tax Expense	19,070	19,070	19,070	19,070	19,070
Legal	16,824	16,824	16,824	16,824	16,824
Licenses	—	—	—	—	—
Registration fees	14,301	14,650	16,730	12,073	8,907
Miscellaneous	29,770	29,136	25,624	22,042	19,016

Total other operating expenses	803,175	822,734	672,284	432,538	285,922

Total expenses before waiver/reimbursement	1,281,829	1,314,823	1,059,913	658,451	413,968
Fee waiver and expense reimbursement (Note 3)	(47,865)	(49,209)	(38,763)	(22,591)	(12,805)

Net expenses	1,233,964	1,265,614	1,021,150	635,860	401,163

Net Investment Income (Loss)	12,086,549	11,926,407	8,947,154	5,145,114	2,895,446

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign
Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	10,160,609	15,792,471	12,891,409	3,890,135	(149,158)
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	10,160,609	15,792,471	12,891,409	3,890,135	(149,158)

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	68,570,640	68,566,475	54,531,980	36,513,173	23,815,262
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	68,570,640	68,566,475	54,531,980	36,513,173	23,815,262

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign Currency Translations	78,731,249	84,358,946	67,423,389	40,403,308	23,666,104

Net Increase (Decrease) in Net Assets Resulting from Operations	$90,817,798	$96,285,353	$76,370,543	$45,548,422	$26,561,550

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2025 (Unaudited)

	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund(a)	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$1,388,012	$10,170	$2,059,313	$4,698,127	$3,206,141
Unaffiliated dividend income	—	—	—	—	—
Interest income	102	—	—	5	10

Total investment income	1,388,114	10,170	2,059,313	4,698,132	3,206,151

Expenses
Investment advisory fees (Note 3)	33,139	90	—	—	—
Administrative fee (Note 3)	19,883	54	22,188	57,568	48,392
Other operating expenses
Custody and Fund administration expenses	13,652	2,561	12,390	25,342	22,554
Shareholders reports	1,443	12	1,873	4,882	4,178
Shareholder service fees	66,278	181	14	165	205
Transfer agent fees	14,122	4,363	5,141	6,328	6,369
Independent directors’ fees and expenses	16,494	6,287	16,494	16,494	16,494
Audit and Tax Expense	19,070	8,616	19,124	19,124	19,124
Legal	16,824	5,539	16,824	16,824	16,824
Licenses	—	—	—	—	—
Registration fees	9,774	3,218	11,714	13,030	12,543
Miscellaneous	16,929	3,833	12,333	14,146	13,754

Total other operating expenses	174,586	34,610	95,907	116,335	112,045

Total expenses before waiver/reimbursement	227,608	34,754	118,095	173,903	160,437
Fee waiver and expense reimbursement (Note 3)	(5,302)	(34,338)	(5,917)	(15,351)	(12,905)

Net expenses	222,306	416	112,178	158,552	147,532

Net Investment Income (Loss)	1,165,808	9,754	1,947,135	4,539,580	3,058,619

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign
Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	1,121,541	4	983,723	5,017,788	4,033,616
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	1,121,541	4	983,723	5,017,788	4,033,616

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	8,801,854	88,266	4,654,476	17,683,838	14,326,320
Unaffiliated Investment securities	—	—	—	—	—
Futures contracts (Note 2)	—	—	—	—	—
Foreign currency translation	—	—	—	—	—

	8,801,854	88,266	4,654,476	17,683,838	14,326,320

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign Currency Translations	9,923,395	88,270	5,638,199	22,701,626	18,359,936

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,089,203	$98,024	$7,585,334	$27,241,206	$21,418,555

(a)	For the period May 2, 2025 (commencement of operations) to June 30, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF OPERATIONS (Continued)

For the Six Months Ended June 30, 2025 (Unaudited)

	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
INVESTMENT INCOME AND EXPENSES
Investment Income:
Affiliated dividend income (Notes 2 and 4)	$—	$—	$—
Unaffiliated dividend income	684	1,341	1,171
Interest income	11,276,805	19,516,652	50,158,916

Total investment income	11,277,489	19,517,993	50,160,087

Expenses
Investment advisory fees (Note 3)	391,676	1,758,879	4,337,783
Administrative fee (Note 3)	78,335	131,916	333,676
Other operating expenses
Custody and Fund administration expenses	26,914	52,731	145,260
Shareholders reports	5,959	10,770	26,616
Shareholder service fees	—	92	37
Transfer agent fees	10,545	8,294	14,228
Independent directors’ fees and expenses	16,494	16,494	16,494
Audit and Tax Expense	21,796	26,165	26,165
Legal	16,824	16,824	16,824
Licenses	1,017	—	—
Registration fees	13,419	9,995	13,863
Miscellaneous	10,854	24,210	51,008

Total other operating expenses	123,822	165,575	310,495

Total expenses before waiver/reimbursement	593,833	2,056,370	4,981,954
Fee waiver and expense reimbursement (Note 3)	(20,890)	(35,178)	(88,980)

Net expenses	572,943	2,021,192	4,892,974

Net Investment Income (Loss)	10,704,546	17,496,801	45,267,113

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign
Currency Translations (Note 2)
Net realized gain (loss) on:
Affiliated Investment securities (Notes 2 and 4)	—	—	—
Unaffiliated Investment securities	344	(3,037,996)	(2,799,119)
Futures contracts (Note 2)	—	—	—
Foreign currency translation	—	—	—

	344	(3,037,996)	(2,799,119)

Change in net unrealized appreciation (depreciation) of:
Affiliated Investment securities (Notes 2 and 4)	—	—	—
Unaffiliated Investment securities	—	20,150,618	48,817,596
Futures contracts (Note 2)	—	—	—
Foreign currency translation	—	—	—

	—	20,150,618	48,817,596

Net Realized and Unrealized Gain (Loss) on
Investments, Futures Contracts and Foreign Currency Translations	344	17,112,622	46,018,477

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,704,890	$34,609,423	$91,285,590

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	MoA Equity Index Fund		MoA All America Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$34,740,636	$72,253,681	$1,311,109	$2,998,435
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	198,287,603	512,642,315	14,448,394	38,275,380
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	104,326,231	656,949,610	(5,594,847)	12,512,028

	302,613,834	1,169,591,925	8,853,547	50,787,408

Net Increase (Decrease) in Net Assets Resulting from Operations	337,354,470	1,241,845,606	10,164,656	53,785,843

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(33,595,727)	(504,522,692)	(1,220,870)	(33,338,493)

Net Increase (Decrease) in Net Assets from Distributions	(33,595,727)	(504,522,692)	(1,220,870)	(33,338,493)

Capital Transactions (Note 5)
Proceeds from the sale of shares	252,053,334	538,969,151	1,861,406	5,184,267
Distributions reinvested	33,594,656	504,506,272	1,220,645	33,321,942
Cost of shares redeemed	(556,136,897)	(1,113,425,088)	(22,726,304)	(49,455,022)

Net Increase (Decrease) in Net Assets from Capital Transactions	(270,488,907)	(69,949,665)	(19,644,253)	(10,948,813)

Total Increase (Decrease) in Net Assets	33,269,836	667,373,249	(10,700,467)	9,498,537
Net Assets, Beginning of Period	5,867,961,953	5,200,588,704	308,643,745	299,145,208

Net Assets, End of Period	$5,901,231,789	$5,867,961,953	$297,943,278	$308,643,745

Other Information (Note 5)
Shares outstanding at beginning of period	88,017,819	89,220,905	13,384,323	13,864,620

Shares issued	3,865,443	8,137,426	82,191	221,899
Shares issued as reinvestment of distributions	492,085	7,372,740	52,478	1,390,847
Shares redeemed	(8,461,618)	(16,713,252)	(1,003,100)	(2,093,043)
Shares issued in split	—	—	—	—

Net increase (decrease)	(4,104,090)	(1,203,086)	(868,431)	(480,297)

Shares outstanding at end of period	83,913,729	88,017,819	12,515,892	13,384,323

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Small Cap Value Fund		MoA Small Cap Growth Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$2,563,749	$5,254,063	$(311,955)	$(757,916)
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	4,553,541	22,265,194	(2,887,040)	19,141,684
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(22,674,755)	13,934,625	199,907	19,798,940

	(18,121,214)	36,199,819	(2,687,133)	38,940,624

Net Increase (Decrease) in Net Assets Resulting from Operations	(15,557,465)	41,453,882	(2,999,088)	38,182,708

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(2,241,458)	(23,218,555)	—	(6,326,238)

Net Increase (Decrease) in Net Assets from Distributions	(2,241,458)	(23,218,555)	—	(6,326,238)

Capital Transactions (Note 5)
Proceeds from the sale of shares	25,714,015	29,588,205	38,052,042	23,513,635
Distributions reinvested	2,241,324	23,217,127	—	6,326,238
Cost of shares redeemed	(34,180,994)	(82,717,265)	(33,930,183)	(80,094,663)

Net Increase (Decrease) in Net Assets from Capital Transactions	(6,225,655)	(29,911,933)	4,121,859	(50,254,790)

Total Increase (Decrease) in Net Assets	(24,024,578)	(11,676,606)	1,122,771	(18,398,320)
Net Assets, Beginning of Period	397,699,930	409,376,536	397,691,404	416,089,724

Net Assets, End of Period	$373,675,352	$397,699,930	$398,814,175	$397,691,404

Other Information (Note 5)
Shares outstanding at beginning of period	27,418,645	29,655,222	28,872,840	32,712,005

Shares issued	1,983,540	2,055,419	3,068,366	1,749,186
Shares issued as reinvestment of distributions	163,959	1,536,722	—	437,802
Shares redeemed	(2,488,399)	(5,828,718)	(2,583,083)	(6,026,153)
Shares issued in split	—	—	—	—

Net increase (decrease)	(340,900)	(2,236,577)	485,283	(3,839,165)

Shares outstanding at end of period	27,077,745	27,418,645	29,358,123	28,872,840

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Small Cap Equity Index Fund		MoA Mid Cap Value Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,491,328	$3,382,084	$1,316,891	$2,912,025
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	(995,583)	8,748,213	9,627,165	9,972,244
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(10,571,389)	4,608,208	(13,498,915)	3,435,684

	(11,566,972)	13,356,421	(3,871,750)	13,407,928

Net Increase (Decrease) in Net Assets Resulting from Operations	(10,075,644)	16,738,505	(2,554,859)	16,319,953

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(1,356,325)	(11,056,800)	(1,185,017)	(11,457,434)

Net Increase (Decrease) in Net Assets from Distributions	(1,356,325)	(11,056,800)	(1,185,017)	(11,457,434)

Capital Transactions (Note 5)
Proceeds from the sale of shares	15,582,314	35,939,780	12,366,448	82,574,142
Distributions reinvested	1,356,324	11,056,800	1,185,017	11,457,434
Cost of shares redeemed	(41,764,158)	(47,678,395)	(35,103,546)	(42,986,598)

Net Increase (Decrease) in Net Assets from Capital Transactions	(24,825,520)	(681,815)	(21,552,081)	51,044,978

Total Increase (Decrease) in Net Assets	(36,257,489)	4,999,890	(25,291,957)	55,907,497
Net Assets, Beginning of Period	210,033,937	205,034,047	213,053,274	157,145,777

Net Assets, End of Period	$173,776,448	$210,033,937	$187,761,317	$213,053,274

Other Information (Note 5)
Shares outstanding at beginning of period	19,961,552	20,074,684	12,478,741	9,654,349

Shares issued	1,621,664	3,412,737	745,398	4,684,934
Shares issued as reinvestment of distributions	138,401	1,008,894	71,087	644,454
Shares redeemed	(4,278,983)	(4,534,763)	(2,131,157)	(2,504,996)
Shares issued in split	—	—	—	—

Net increase (decrease)	(2,518,918)	(113,132)	(1,314,672)	2,824,392

Shares outstanding at end of period	17,442,634	19,961,552	11,164,069	12,478,741

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Mid Cap Equity Index Fund		MoA Balanced Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$10,860,379	$21,794,452	$2,067,374	$4,019,079
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	42,121,384	113,411,588	10,015,557	16,518,011
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	(55,252,314)	62,823,307	3,952,588	10,875,359

	(13,130,930)	176,234,895	13,968,145	27,393,370

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,270,551)	198,029,347	16,035,519	31,412,449

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(10,047,634)	(138,414,946)	(1,983,721)	(16,661,536)

Net Increase (Decrease) in Net Assets from Distributions	(10,047,634)	(138,414,946)	(1,983,721)	(16,661,536)

Capital Transactions (Note 5)
Proceeds from the sale of shares	53,715,372	131,251,213	6,871,917	7,806,351
Distributions reinvested	10,047,170	138,408,487	1,983,721	16,661,536
Cost of shares redeemed	(145,572,780)	(288,382,238)	(19,849,388)	(26,952,358)

Net Increase (Decrease) in Net Assets from Capital Transactions	(81,810,238)	(18,722,538)	(10,993,750)	(2,484,471)

Total Increase (Decrease) in Net Assets	(94,128,423)	40,891,863	3,058,048	12,266,442
Net Assets, Beginning of Period	1,541,792,780	1,500,900,917	198,804,149	186,537,707

Net Assets, End of Period	$1,447,664,357	$1,541,792,780	$201,862,197	$198,804,149

Other Information (Note 5)
Shares outstanding at beginning of period	73,711,336	74,653,665	9,781,899	9,913,926

Shares issued	2,680,885	6,097,328	331,893	378,967
Shares issued as reinvestment of distributions	492,026	6,290,847	93,089	806,389
Shares redeemed	(7,234,007)	(13,330,504)	(956,421)	(1,317,383)
Shares issued in split	—	—	—	—

Net increase (decrease)	(4,061,096)	(942,329)	(531,439)	(132,027)

Shares outstanding at end of period	69,650,240	73,711,336	9,250,460	9,781,899

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA International Fund		MoA Catholic Values Index Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$35,355,332	$48,926,562	$40,937	$75,197
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	24,485,929	11,324,173	194,428	249,473
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	328,571,153	11,762,862	301,414	1,030,408

	353,057,082	23,087,035	495,842	1,279,881

Net Increase (Decrease) in Net Assets Resulting from Operations	388,412,414	72,013,597	536,779	1,355,078

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(33,950,440)	(60,672,335)	(38,760)	(316,012)

Net Increase (Decrease) in Net Assets from Distributions	(33,950,440)	(60,672,335)	(38,760)	(316,012)

Capital Transactions (Note 5)
Proceeds from the sale of shares	112,216,756	367,635,251	492,239	912,456
Distributions reinvested	33,950,440	60,672,335	38,760	316,012
Cost of shares redeemed	(136,148,598)	(243,229,184)	(280,759)	(451,328)

Net Increase (Decrease) in Net Assets from Capital Transactions	10,018,598	185,078,402	250,240	777,140

Total Increase (Decrease) in Net Assets	364,480,572	196,419,664	748,259	1,816,206
Net Assets, Beginning of Period	1,656,146,342	1,459,726,678	7,553,362	5,737,156

Net Assets, End of Period	$2,020,626,914	$1,656,146,342	$8,301,621	$7,553,362

Other Information (Note 5)
Shares outstanding at beginning of period	199,340,544	177,964,034	474,249	424,687

Shares issued	12,107,973	42,650,996	31,304	60,002
Shares issued as reinvestment of distributions	3,467,869	6,963,577	2,359	19,466
Shares redeemed	(14,881,604)	(28,238,063)	(18,392)	(29,906)
Shares issued in split	—	—	—	—

Net increase (decrease)	694,238	21,376,510	15,271	49,562

Shares outstanding at end of period	200,034,782	199,340,544	489,520	474,249

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Retirement Income Fund		MoA Clear Passage 2020 Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,318,083	$6,173,608	$5,598,226	$13,783,466
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	(2,488,293)	22,730	(1,150,643)	12,544,951
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	12,432,228	7,787,536	17,874,133	10,992,231

	9,943,935	7,810,266	16,723,490	23,537,182

Net Increase (Decrease) in Net Assets Resulting from Operations	13,262,018	13,983,874	22,321,716	37,320,648

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(3,317,547)	(10,765,437)	(5,597,802)	(28,210,119)

Net Increase (Decrease) in Net Assets from Distributions	(3,317,547)	(10,765,437)	(5,597,802)	(28,210,119)

Capital Transactions (Note 5)
Proceeds from the sale of shares	113,599,458	38,593,244	8,501,151	25,649,032
Distributions reinvested	3,317,547	10,765,437	5,597,802	28,210,119
Cost of shares redeemed	(31,879,507)	(52,012,273)	(57,212,087)	(95,168,441)

Net Increase (Decrease) in Net Assets from Capital Transactions	85,037,498	(2,653,592)	(43,113,134)	(41,309,290)

Total Increase (Decrease) in Net Assets	94,981,969	564,845	(26,389,220)	(32,198,761)
Net Assets, Beginning of Period	207,924,545	207,359,700	459,141,775	491,340,536

Net Assets, End of Period	$302,906,514	$207,924,545	$432,752,555	$459,141,775

Other Information (Note 5)
Shares outstanding at beginning of period	18,773,469	19,017,410	44,342,323	48,246,361

Shares issued	10,064,147	3,412,192	808,280	2,422,179
Shares issued as reinvestment of distributions	288,985	965,427	522,671	2,694,314
Shares redeemed	(2,838,183)	(4,621,560)	(5,460,750)	(9,020,531)
Shares issued in split	—	—	—	—

Net increase (decrease)	7,514,949	(243,941)	(4,129,799)	(3,904,038)

Shares outstanding at end of period	26,288,418	18,773,469	40,212,524	44,342,323

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2025 Fund		MoA Clear Passage 2030 Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$12,875,572	$30,629,660	$15,703,843	$34,582,555
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	492,598	45,455,152	7,619,294	70,936,342
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	48,882,855	27,908,572	64,187,751	38,422,996

	49,375,453	73,363,724	71,807,045	109,359,338

Net Increase (Decrease) in Net Assets Resulting from Operations	62,251,025	103,993,384	87,510,888	143,941,893

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(12,885,238)	(80,504,666)	(15,716,190)	(98,201,001)

Net Increase (Decrease) in Net Assets from Distributions	(12,885,238)	(80,504,666)	(15,716,190)	(98,201,001)

Capital Transactions (Note 5)
Proceeds from the sale of shares	35,248,045	90,991,252	60,649,299	135,189,970
Distributions reinvested	12,885,238	80,504,666	15,716,190	98,201,001
Cost of shares redeemed	(129,440,143)	(212,427,905)	(108,329,485)	(179,465,644)

Net Increase (Decrease) in Net Assets from Capital Transactions	(81,306,860)	(40,931,987)	(31,963,996)	53,925,327

Total Increase (Decrease) in Net Assets	(31,941,073)	(17,443,269)	39,830,702	99,666,219
Net Assets, Beginning of Period	1,111,402,725	1,128,845,994	1,408,740,700	1,309,074,481

Net Assets, End of Period	$1,079,461,652	$1,111,402,725	$1,448,571,402	$1,408,740,700

Other Information (Note 5)
Shares outstanding at beginning of period	92,144,987	95,398,941	105,328,827	101,358,436

Shares issued	2,891,825	7,325,873	4,479,106	9,885,998
Shares issued as reinvestment of distributions	1,025,079	6,580,406	1,123,387	7,248,786
Shares redeemed	(10,637,949)	(17,160,233)	(8,034,133)	(13,164,393)
Shares issued in split	—	—	—	—

Net increase (decrease)	(6,721,045)	(3,253,954)	(2,431,640)	3,970,391

Shares outstanding at end of period	85,423,942	92,144,987	102,897,187	105,328,827

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2035 Fund		MoA Clear Passage 2040 Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$14,783,367	$31,074,634	$12,086,549	$24,865,232
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	7,537,460	96,698,215	10,160,609	95,800,629
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	73,498,832	33,734,556	68,570,640	27,847,991

	81,036,292	130,432,771	78,731,249	123,648,620

Net Increase (Decrease) in Net Assets Resulting from Operations	95,819,659	161,507,405	90,817,798	148,513,852

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(14,796,407)	(113,312,499)	(12,105,991)	(100,371,526)

Net Increase (Decrease) in Net Assets from Distributions	(14,796,407)	(113,312,499)	(12,105,991)	(100,371,526)

Capital Transactions (Note 5)
Proceeds from the sale of shares	69,284,975	165,895,140	59,865,165	127,467,009
Distributions reinvested	14,796,407	113,312,499	12,105,991	100,371,526
Cost of shares redeemed	(99,727,228)	(159,242,743)	(82,814,786)	(110,243,511)

Net Increase (Decrease) in Net Assets from Capital Transactions	(15,645,846)	119,964,896	(10,843,630)	117,595,024

Total Increase (Decrease) in Net Assets	65,377,406	168,159,802	67,868,177	165,737,350
Net Assets, Beginning of Period	1,399,229,098	1,231,069,296	1,203,562,143	1,037,824,793

Net Assets, End of Period	$1,464,606,504	$1,399,229,098	$1,271,430,320	$1,203,562,143

Other Information (Note 5)
Shares outstanding at beginning of period	99,488,517	91,087,947	84,624,705	76,507,647

Shares issued	4,864,896	11,479,382	4,162,771	8,704,106
Shares issued as reinvestment of distributions	1,000,433	7,934,837	804,385	6,949,081
Shares redeemed	(7,020,325)	(11,013,649)	(5,759,630)	(7,536,129)
Shares issued in split	—	—	—	—

Net increase (decrease)	(1,154,996)	8,400,570	(792,474)	8,117,058

Shares outstanding at end of period	98,333,521	99,488,517	83,832,231	84,624,705

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2045 Fund		MoA Clear Passage 2050 Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$11,926,407	$24,447,263	$8,947,154	$18,389,944
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	15,792,471	105,848,703	12,891,409	73,658,784
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	68,566,475	28,673,695	54,531,980	36,269,647

	84,358,946	134,522,398	67,423,389	109,928,431

Net Increase (Decrease) in Net Assets Resulting from Operations	96,285,353	158,969,661	76,370,543	128,318,375

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(11,946,281)	(104,644,513)	(8,963,644)	(67,915,736)

Net Increase (Decrease) in Net Assets from Distributions	(11,946,281)	(104,644,513)	(8,963,644)	(67,915,736)

Capital Transactions (Note 5)
Proceeds from the sale of shares	57,085,213	122,022,620	49,312,213	109,890,457
Distributions reinvested	11,946,281	104,644,513	8,963,644	67,915,736
Cost of shares redeemed	(77,166,619)	(117,990,849)	(72,289,824)	(91,346,006)

Net Increase (Decrease) in Net Assets from Capital Transactions	(8,135,125)	108,676,284	(14,013,967)	86,460,187

Total Increase (Decrease) in Net Assets	76,203,947	163,001,432	53,392,932	146,862,826
Net Assets, Beginning of Period	1,231,626,232	1,068,624,800	976,609,645	829,746,819

Net Assets, End of Period	$1,307,830,179	$1,231,626,232	$1,030,002,577	$976,609,645

Other Information (Note 5)
Shares outstanding at beginning of period	87,561,925	79,927,633	53,346,612	48,668,561

Shares issued	4,014,936	8,441,741	2,672,332	5,941,385
Shares issued as reinvestment of distributions	800,689	7,328,318	461,330	3,671,142
Shares redeemed	(5,427,802)	(8,135,767)	(3,908,591)	(4,934,476)
Shares issued in split	—	—	—	—

Net increase (decrease)	(612,177)	7,634,292	(774,929)	4,678,051

Shares outstanding at end of period	86,949,748	87,561,925	52,571,683	53,346,612

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2055 Fund		MoA Clear Passage 2060 Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$5,145,114	$10,143,682	$2,895,446	$5,417,717
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	3,890,135	39,186,168	(149,158)	19,258,522
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	36,513,173	22,946,424	23,815,262	14,233,372

	40,403,308	62,132,592	23,666,104	33,491,894

Net Increase (Decrease) in Net Assets Resulting from Operations	45,548,422	72,276,274	26,561,550	38,909,611

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(5,159,680)	(37,269,115)	(2,905,037)	(18,719,133)

Net Increase (Decrease) in Net Assets from Distributions	(5,159,680)	(37,269,115)	(2,905,037)	(18,719,133)

Capital Transactions (Note 5)
Proceeds from the sale of shares	43,967,949	89,167,656	36,221,283	65,650,855
Distributions reinvested	5,159,680	37,269,115	2,905,037	18,719,133
Cost of shares redeemed	(43,147,652)	(50,930,153)	(23,900,733)	(26,773,333)

Net Increase (Decrease) in Net Assets from Capital Transactions	5,979,977	75,506,618	15,225,587	57,596,655

Total Increase (Decrease) in Net Assets	46,368,719	110,513,777	38,882,100	77,787,133
Net Assets, Beginning of Period	560,993,268	450,479,491	311,077,724	233,290,591

Net Assets, End of Period	$607,361,987	$560,993,268	$349,959,824	$311,077,724

Other Information (Note 5)
Shares outstanding at beginning of period	38,032,194	32,950,909	24,519,592	19,968,768

Shares issued	2,944,170	5,989,223	2,828,137	5,168,322
Shares issued as reinvestment of distributions	329,061	2,503,771	215,188	1,464,631
Shares redeemed	(2,892,442)	(3,411,709)	(1,856,206)	(2,082,129)
Shares issued in split	—	—	—	—

Net increase (decrease)	380,789	5,081,285	1,187,119	4,550,824

Shares outstanding at end of period	38,412,983	38,032,194	25,706,711	24,519,592

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Clear Passage 2065 Fund		MoA Clear Passage 2070 Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Period Ended June 30, 2025 (Unaudited)(a)
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,165,808	$2,040,935	$9,754
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	1,121,541	6,636,479	4
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	8,801,854	4,454,789	88,266

	9,923,395	11,091,268	88,270

Net Increase (Decrease) in Net Assets Resulting from Operations	11,089,203	13,132,203	98,024

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(1,171,477)	(5,228,439)	(9,931)

Net Increase (Decrease) in Net Assets from Distributions	(1,171,477)	(5,228,439)	(9,931)

Capital Transactions (Note 5)
Proceeds from the sale of shares	27,165,041	50,121,552	1,588,193
Distributions reinvested	1,171,477	5,228,439	9,931
Cost of shares redeemed	(8,467,511)	(8,774,863)	(27)

Net Increase (Decrease) in Net Assets from Capital Transactions	19,869,007	46,575,128	1,598,097

Total Increase (Decrease) in Net Assets	29,786,733	54,478,892	1,686,190
Net Assets, Beginning of Period	122,186,691	67,707,799	—

Net Assets, End of Period	$151,973,424	$122,186,691	$1,686,190

Other Information (Note 5)
Shares outstanding at beginning of period	9,286,050	5,692,295	—

Shares issued	2,041,577	3,862,704	154,649
Shares issued as reinvestment of distributions	83,737	396,964	924
Shares redeemed	(636,170)	(665,913)	(3)
Shares issued in split	—	—	—

Net increase (decrease)	1,490,144	3,593,755	155,570

Shares outstanding at end of period	10,776,194	9,286,050	155,570

(a)	For the period May 2, 2025 (commencement of operations) to June 30, 2025.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Conservative Allocation Fund		MoA Moderate Allocation Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,947,135	$4,482,489	$4,539,580	$10,140,280
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	983,723	3,558,018	5,017,788	24,834,186
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	4,654,476	4,208,215	17,683,838	8,803,109

	5,638,199	7,766,233	22,701,626	33,637,295

Net Increase (Decrease) in Net Assets Resulting from Operations	7,585,334	12,248,722	27,241,206	43,777,575

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(1,945,609)	(8,256,023)	(4,544,098)	(34,443,135)

Net Increase (Decrease) in Net Assets from Distributions	(1,945,609)	(8,256,023)	(4,544,098)	(34,443,135)

Capital Transactions (Note 5)
Proceeds from the sale of shares	3,322,028	9,647,786	3,993,413	9,326,258
Distributions reinvested	1,945,609	8,256,023	4,544,098	34,443,135
Cost of shares redeemed	(14,118,816)	(27,236,289)	(34,479,000)	(59,512,579)

Net Increase (Decrease) in Net Assets from Capital Transactions	(8,851,179)	(9,332,480)	(25,941,489)	(15,743,186)

Total Increase (Decrease) in Net Assets	(3,211,454)	(5,339,781)	(3,244,381)	(6,408,746)
Net Assets, Beginning of Period	152,601,480	157,941,261	396,681,650	403,090,396

Net Assets, End of Period	$149,390,026	$152,601,480	$393,437,269	$396,681,650

Other Information (Note 5)
Shares outstanding at beginning of period	13,347,683	14,155,969	29,526,390	30,615,098

Shares issued	289,135	833,996	299,183	678,535
Shares issued as reinvestment of distributions	164,603	715,234	320,911	2,513,876
Shares redeemed	(1,222,195)	(2,357,516)	(2,535,472)	(4,281,119)
Shares issued in split	—	—	—	—

Net increase (decrease)	(768,457)	(808,286)	(1,915,378)	(1,088,708)

Shares outstanding at end of period	12,579,226	13,347,683	27,611,012	29,526,390

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Aggressive Allocation Fund		MoA US Government Money Market Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$3,058,619	$7,003,416	$10,704,546	$26,383,599
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	4,033,616	24,301,030	344	4,577
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	14,326,320	11,150,640	—	—

	18,359,936	35,451,670	344	4,577

Net Increase (Decrease) in Net Assets Resulting from Operations	21,418,555	42,455,086	10,704,890	26,388,176

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(3,062,833)	(28,180,313)	(10,704,578)	(26,397,139)

Net Increase (Decrease) in Net Assets from Distributions	(3,062,833)	(28,180,313)	(10,704,578)	(26,397,139)

Capital Transactions (Note 5)
Proceeds from the sale of shares	2,357,374	11,537,710	99,537,752	180,969,847	(a)
Distributions reinvested	3,062,833	28,180,313	10,705,751	26,404,813
Cost of shares redeemed	(25,094,566)	(54,406,107)	(96,418,196)	(277,882,424)

Net Increase (Decrease) in Net Assets from Capital Transactions	(19,674,359)	(14,688,084)	13,825,307	(70,507,764)

Total Increase (Decrease) in Net Assets	(1,318,637)	(413,311)	13,825,619	(70,516,727)
Net Assets, Beginning of Period	335,124,019	335,537,330	515,882,755	586,399,482

Net Assets, End of Period	$333,805,382	$335,124,019	$529,708,374	$515,882,755

Other Information (Note 5)
Shares outstanding at beginning of period	22,355,524	23,285,344	515,882,108	586,254,771	(b)

Shares issued	158,237	751,012	99,537,896	180,719,079	(b)
Shares issued as reinvestment of distributions	194,466	1,850,382	10,705,751	26,403,383	(b)
Shares redeemed	(1,663,475)	(3,531,214)	(96,418,196)	(277,495,125	)(b)
Shares issued in split	—	—	—	—

Net increase (decrease)	(1,310,772)	(929,820)	13,825,451	(70,372,663	)(b)

Shares outstanding at end of period	21,044,752	22,355,524	529,707,559	515,882,108	(b)

(a)	The Fund accrued a non-recurring capital contribution from Mutual of America Capital Management LLC of $145 to reflect lost opportunity cost arising when a portion of the portfolio was uninvested.
(b)

After the close of business on August 23, 2024, the MoA Money Market Fund was restructured as a US Government Money Market Fund and renamed as the MoA US Government Money Market Fund. After the close of business on August 23, 2024, the Fund underwent a stock split so the ending NAV was $1.00. The exact split ratio was 11.855015:1. Post the split and commencing on August 26, 2024, the Fund began seeking to preserve a $1.00 per share net asset value, declaring dividends daily and paying dividends monthly. Number of shares outstanding shown and the share activity prior to the split has been adjusted to reflect the split on a retroactive basis.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	MoA Intermediate Bond Fund		MoA Core Bond Fund
	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024	For the Six Months Ended June 30, 2025 (Unaudited)	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$17,496,801	$33,183,551	$45,267,113	$80,836,424
Net realized and unrealized gain (loss):
Net realized gain (loss) on investments, futures contracts and foreign currency translations	(3,037,996)	(13,630,395)	(2,799,119)	(50,754,376)
Change in net unrealized appreciation (depreciation) of investments, futures contracts and foreign currency translations	20,150,618	6,821,704	48,817,596	(5,404,002)

	17,112,622	(6,808,691)	46,018,477	(56,158,378)

Net Increase (Decrease) in Net Assets Resulting from Operations	34,609,423	26,374,860	91,285,590	24,678,046

Distributions (Notes 2 and 6)
Distributions from distributable earnings	(14,590,498)	(33,835,589)	(38,680,433)	(82,791,259)

Net Increase (Decrease) in Net Assets from Distributions	(14,590,498)	(33,835,589)	(38,680,433)	(82,791,259)

Capital Transactions (Note 5)
Proceeds from the sale of shares	95,990,255	178,360,292	199,045,182	530,329,675
Distributions reinvested	14,590,498	33,835,589	38,673,900	82,776,536
Cost of shares redeemed	(137,814,230)	(255,044,059)	(265,380,933)	(406,032,486)

Net Increase (Decrease) in Net Assets from Capital Transactions	(27,233,477)	(42,848,178)	(27,661,851)	207,073,725

Total Increase (Decrease) in Net Assets	(7,214,552)	(50,308,907)	24,943,306	148,960,512
Net Assets, Beginning of Period	899,241,186	949,550,093	2,209,073,744	2,060,113,232

Net Assets, End of Period	$892,026,634	$899,241,186	$2,234,017,050	$2,209,073,744

Other Information (Note 5)
Shares outstanding at beginning of period	94,137,008	98,461,581	182,212,676	165,444,728

Shares issued	9,936,461	18,636,508	16,381,134	43,035,621
Shares issued as reinvestment of distributions	1,511,307	3,521,878	3,151,212	6,729,075
Shares redeemed	(14,285,832)	(26,482,959)	(21,701,145)	(32,996,748)
Shares issued in split	—	—	—	—

Net increase (decrease)	(2,838,064)	(4,324,573)	(2,168,799)	16,767,948

Shares outstanding at end of period	91,298,944	94,137,008	180,043,877	182,212,676

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Equity Index Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$66.67		$58.29	$48.82	$62.41	$51.15	$47.89

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.41		0.82	0.87	0.79	0.73	0.92
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	3.64		13.73	11.79	(12.20)	13.70	7.52

Total from Investment Operations	4.05		14.55	12.66	(11.41)	14.43	8.44

Less Distributions
From Net Investment Income	(0.40)		(0.87)	(0.85)	(0.78)	(0.70)	(1.68)
From Net Realized Gains	—		(5.30)	(2.34)	(1.40)	(2.47)	(3.50)

Total Distributions	(0.40)		(6.17)	(3.19)	(2.18)	(3.17)	(5.18)

Net Asset Value, End of Period	$70.32		$66.67	$58.29	$48.82	$62.41	$51.15

Total Return (%)(b)	6.09	(c)	24.83	26.12	(18.24)	28.50	18.20
Net Assets, End of Period ($ millions)	5,901		5,868	5,201	4,330	4,992	3,714
Ratio of Net Income (Loss) to Average Net Assets (%)	1.25	(d)	1.23	1.57	1.51	1.27	1.72
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.13	(d)	0.13	0.14	0.14	0.13	0.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.12	(d)	0.12	0.14	0.14	0.13	0.15
Portfolio Turnover Rate (%)(e)	0.80	(c)	8.64	4.07	3.14	7.01	5.77

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA All America Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$23.06		$21.58	$19.76	$27.73	$24.18	$24.24

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.10		0.24	0.25	0.25	0.25	0.34
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.75		3.94	3.67	(5.21)	6.18	3.31

Total from Investment Operations	0.85		4.18	3.92	(4.96)	6.43	3.65

Less Distributions
From Net Investment Income	(0.10)		(0.23)	(0.24)	(0.25)	(0.20)	(0.63)
From Net Realized Gains	—		(2.47)	(1.86)	(2.76)	(2.68)	(3.08)

Total Distributions	(0.10)		(2.70)	(2.10)	(3.01)	(2.88)	(3.71)

Net Asset Value, End of Period	$23.81		$23.06	$21.58	$19.76	$27.73	$24.18

Total Return (%)(b)	3.69	(c)	19.12	20.33	(17.70)	27.07	16.78
Net Assets, End of Period ($ millions)	298		309	299	281	374	320
Ratio of Net Income (Loss) to Average Net Assets (%)	0.88	(d)	0.97	1.17	1.07	0.90	1.33
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.53	(d)	0.51	0.53	0.54	0.49	0.52
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.52	(d)	0.50	0.53	0.54	0.49	0.52
Portfolio Turnover Rate (%)(e)	8.72	(c)	30.64	31.84	19.24	19.84	24.07

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Small Cap Value Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$14.50		$13.80	$13.44	$16.52	$13.45	$15.11

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.09		0.20	0.24	0.19	0.17	0.23
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.71)		1.39	1.00	(1.83)	4.12	(1.03)

Total from Investment Operations	(0.62)		1.59	1.24	(1.64)	4.29	(0.80)

Less Distributions
From Net Investment Income	(0.08)		(0.18)	(0.22)	(0.18)	(0.09)	(0.41)
From Net Realized Gains	—		(0.71)	(0.66)	(1.26)	(1.13)	(0.45)

Total Distributions	(0.08)		(0.89)	(0.88)	(1.44)	(1.22)	(0.86)

Net Asset Value, End of Period	$13.80		$14.50	$13.80	$13.44	$16.52	$13.45

Total Return (%)(b)	(4.25	)(c)	11.29	9.59	(9.82)	32.29	(4.01)
Net Assets, End of Period ($ millions)	374		398	409	413	580	472
Ratio of Net Income (Loss) to Average Net Assets (%)	1.39	(d)	1.33	1.78	1.15	1.03	1.90
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.85	(d)	0.82	0.84	0.82	0.80	0.82
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.84	(d)	0.81	0.84	0.82	0.80	0.82
Portfolio Turnover Rate (%)(e)	24.04	(c)	47.84	22.33	8.40	33.93	42.64

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Small Cap Growth Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$13.77		$12.72	$11.01	$16.22	$17.53	$14.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	(0.01)		(0.03)	(0.01)	(0.01)	(0.03)	(0.02)
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.18)		1.30	1.73	(4.60)	1.74	6.01

Total from Investment Operations	(0.19)		1.27	1.72	(4.61)	1.71	5.99

Less Distributions
From Net Investment Income	—		—	—	—	(0.01)	(0.06)
From Net Realized Gains	—		(0.22)	(0.01)	(0.60)	(3.01)	(3.03)

Total Distributions	—		(0.22)	(0.01)	(0.60)	(3.02)	(3.09)

Net Asset Value, End of Period	$13.58		$13.77	$12.72	$11.01	$16.22	$17.53

Total Return (%)(b)	(1.38	)(c)	9.92	15.63	(28.37)	10.38	43.31
Net Assets, End of Period ($ millions)	399		398	416	432	673	667
Ratio of Net Income (Loss) to Average Net Assets (%)	(0.17	)(d)	(0.19)	(0.12)	(0.05)	(0.24)	(0.17)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.85	(d)	0.82	0.84	0.83	0.80	0.81
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.84	(d)	0.81	0.84	0.83	0.80	0.81
Portfolio Turnover Rate (%)(e)	20.68	(c)	43.85	49.48	61.61	45.18	70.58

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Small Cap Equity Index Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$10.52		$10.21	$9.08	$11.59	$10.74	$9.93

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.09		0.18	0.16	0.13	0.16	0.07
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.57)		0.70	1.26	(2.03)	2.62	0.94

Total from Investment Operations	(0.48)		0.88	1.42	(1.90)	2.78	1.01

Less Distributions
From Net Investment Income	(0.08)		(0.17)	(0.15)	(0.12)	(0.15)	(0.07)
From Net Realized Gains	—		(0.40)	(0.14)	(0.49)	(1.78)	(0.13)

Total Distributions	(0.08)		(0.57)	(0.29)	(0.61)	(1.93)	(0.20)

Net Asset Value, End of Period	$9.96		$10.52	$10.21	$9.08	$11.59	$10.74

Total Return (%)(b)	(4.57	)(c)	8.55	15.87	(16.31)	26.56	10.62
Net Assets, End of Period ($ millions)	174		210	205	179	143	107
Ratio of Net Income (Loss) to Average Net Assets (%)	1.59	(d)	1.65	1.76	1.54	1.29	1.51
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.25	(d)	0.25	0.24	0.25	0.25	0.39
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.15	(d)	0.14	0.14	0.14	0.14	0.12
Portfolio Turnover Rate (%)(e)	15.12	(c)	35.80	43.99	29.55	69.91	42.67

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Mid Cap Value Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$17.07		$16.28	$15.65	$19.21	$15.53	$16.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.12		0.26	0.23	0.23	0.26	0.44
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.26)		1.52	0.85	(2.32)	5.01	(0.14)

Total from Investment Operations	(0.14)		1.78	1.08	(2.09)	5.27	0.30

Less Distributions
From Net Investment Income	(0.11)		(0.24)	(0.20)	(0.29)	(0.14)	(0.53)
From Net Realized Gains	—		(0.75)	(0.25)	(1.18)	(1.45)	(0.48)
Return of Capital	—		—	—	—	—	(0.12)

Total Distributions	(0.11)		(0.99)	(0.45)	(1.47)	(1.59)	(1.13)

Net Asset Value, End of Period	$16.82		$17.07	$16.28	$15.65	$19.21	$15.53

Total Return (%)(b)	(0.83	)(c)	10.78	6.96	(10.67)	34.35	2.82
Net Assets, End of Period ($ millions)	188		213	157	115	131	90
Ratio of Net Income (Loss) to Average Net Assets (%)	1.34	(d)	1.62	1.61	1.34	1.47	2.96
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.69	(d)	0.69	0.74	0.70	0.65	0.74
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.68	(d)	0.68	0.73	0.70	0.65	0.74
Portfolio Turnover Rate (%)(e)	18.34	(c)	38.06	29.02	11.44	23.84	23.65

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Mid Cap Equity Index Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$20.92		$20.10	$18.91	$25.12	$23.07	$22.45

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.16		0.32	0.34	0.36	0.33	0.32
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	(0.15)		2.51	2.66	(3.76)	5.21	2.37

Total from Investment Operations	0.01		2.83	3.00	(3.40)	5.54	2.69

Less Distributions
From Net Investment Income	(0.15)		(0.33)	(0.28)	(0.31)	(0.30)	(0.59)
From Net Realized Gains	—		(1.68)	(1.53)	(2.50)	(3.19)	(1.48)

Total Distributions	(0.15)		(2.01)	(1.81)	(2.81)	(3.49)	(2.07)

Net Asset Value, End of Period	$20.78		$20.92	$20.10	$18.91	$25.12	$23.07

Total Return (%)(b)	0.04	(c)	13.77	16.25	(13.23)	24.56	13.50
Net Assets, End of Period ($ millions)	1,448		1,542	1,501	1,600	2,118	1,856
Ratio of Net Income (Loss) to Average Net Assets (%)	1.51	(d)	1.42	1.63	1.58	1.24	1.56
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.16	(d)	0.15	0.15	0.16	0.14	0.15
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.15	(d)	0.15	0.15	0.16	0.14	0.15
Portfolio Turnover Rate (%)(e)	6.22	(c)	24.85	19.60	19.54	25.62	13.14

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Balanced Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$20.32		$18.82	$17.39	$21.18	$19.16	$18.68

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.23		0.43	0.39	0.35	0.32	0.37
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.49		2.88	2.21	(2.91)	2.80	1.75

Total from Investment Operations	1.72		3.31	2.60	(2.56)	3.12	2.12

Less Distributions
From Net Investment Income	(0.22)		(0.44)	(0.40)	(0.36)	(0.32)	(0.77)
From Net Realized Gains	—		(1.37)	(0.77)	(0.87)	(0.78)	(0.87)

Total Distributions	(0.22)		(1.81)	(1.17)	(1.23)	(1.10)	(1.64)

Net Asset Value, End of Period	$21.82		$20.32	$18.82	$17.39	$21.18	$19.16

Total Return (%)(b)	8.47	(c)	17.56	15.07	(12.02)	16.48	11.77
Net Assets, End of Period ($ millions)	202		199	187	180	218	191
Ratio of Net Income (Loss) to Average Net Assets (%)	2.12	(d)	2.07	2.09	1.81	1.53	1.76
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.57	(d)	0.56	0.54	0.54	0.46	0.54
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.56	(d)	0.55	0.54	0.54	0.46	0.54
Portfolio Turnover Rate (%)(e)	18.05	(c)	36.98	50.33	25.01	23.68	38.58

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA International Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$8.31		$8.20	$7.24	$9.26	$9.34	$9.05

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.18		0.27	0.29	0.31	0.20	0.14
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.78		0.17	1.09	(1.44)	0.74	0.56

Total from Investment Operations	1.96		0.44	1.38	(1.13)	0.94	0.70

Less Distributions
From Net Investment Income	(0.17)		(0.33)	(0.42)	(0.23)	(0.16)	(0.38)
From Net Realized Gains.	—		—	—	(0.66)	(0.86)	(0.03)
Return of Capital	—		—	—	—	—	— (b)

Total Distributions	(0.17)		(0.33)	(0.42)	(0.89)	(1.02)	(0.41)

Net Asset Value, End of Period	$10.10		$8.31	$8.20	$7.24	$9.26	$9.34

Total Return (%)(c)	23.69	(d)	5.19	19.55	(11.09)	10.37	8.19
Net Assets, End of Period ($ millions)	2,021		1,656	1,460	1,202	1,203	940
Ratio of Net Income (Loss) to Average Net Assets (%)	3.91	(e)	3.07	3.83	4.10	2.05	2.20
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(f)	0.46	(e)	0.36	0.14	0.13	0.12	0.13
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(f)	0.30	(e)	0.25	0.13	0.13	0.12	0.13
Portfolio Turnover Rate (%)(g)	10.92	(d)	37.96	20.14	18.25	123.53	4.69

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)	Amount is less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(d)	Not annualized.
(e)	Annualized.
(f)	International Fund excludes the expenses of its ETF investments.
(g)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Catholic Values Index Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	Period Ended December 31, 2020 (Unaudited)(a)
Net Asset Value, Beginning of Period	$15.93		$13.51	$10.97	$14.06	$11.17	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.08		0.17	0.17	0.15	0.15	0.04
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.03		2.95	2.71	(2.98)	3.07	1.17

Total from Investment Operations	1.11		3.12	2.88	(2.83)	3.22	1.21

Less Distributions
From Net Investment Income	(0.08)		(0.17)	(0.17)	(0.15)	(0.14)	(0.04)
From Net Realized Gains	—		(0.53)	(0.17)	(0.11)	(0.19)	—	(b)

Total Distributions	(0.08)		(0.70)	(0.34)	(0.26)	(0.33)	(0.04)

Net Asset Value, End of Period	$16.96		$15.93	$13.51	$10.97	$14.06	$11.17

Total Return (%)(c)	6.98	(d)	23.02	26.37	(20.10)	28.99	12.12	(d)
Net Assets, End of Period ($ millions)	8		8	6	4	5	3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.10	(e)	1.12	1.39	1.36	1.16	1.57	(e)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	2.65	(e)	3.05	2.94	2.53	2.14	2.18	(e)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.22	(e)	0.21	0.22	0.22	0.22	0.15	(e)
Portfolio Turnover Rate (%)(f)	12.77	(d)	25.87	25.23	13.48	9.54	16.38	(d)

(a)	For the period September 30, 2020 (commencement of operations) through December 31, 2020.
(b)	Amount is less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Retirement Income Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$11.08		$10.90	$10.24	$12.26	$12.09	$12.09

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.13		0.35	0.26	0.17	0.15	0.41
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.44		0.44	0.74	(1.54)	0.54	0.49

Total from Investment Operations	0.57		0.79	1.00	(1.37)	0.69	0.90

Less Distributions
From Net Investment Income	(0.13)		(0.42)	(0.26)	(0.17)	(0.16)	(0.60)
From Net Realized Gains	—		(0.19)	(0.08)	(0.48)	(0.36)	(0.30)

Total Distributions	(0.13)		(0.61)	(0.34)	(0.65)	(0.52)	(0.90)

Net Asset Value, End of Period	$11.52		$11.08	$10.90	$10.24	$12.26	$12.09

Total Return (%)(b)	5.13	(c)	7.21	9.91	(11.12)	5.77	7.59
Net Assets, End of Period ($ millions)	303		208	207	203	224	193
Ratio of Net Income (Loss) to Average Net Assets (%)	2.83	(d)	3.02	2.40	1.58	1.22	4.25
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.27	(d)	0.18	0.16	0.13	0.11	0.11
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.26	(d)	0.18	0.16	0.13	0.11	0.11
Portfolio Turnover Rate (%)(f)	8.76	(c)	28.84	25.22	32.16	28.07	23.13

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2020 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$10.35		$10.18	$9.55	$12.16	$11.84	$12.42

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.32	0.26	0.18	0.16	0.46
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.41		0.50	0.86	(1.78)	0.99	0.62

Total from Investment Operations	0.55		0.82	1.12	(1.60)	1.15	1.08

Less Distributions
From Net Investment Income	(0.14)		(0.33)	(0.26)	(0.18)	(0.20)	(0.70)
From Net Realized Gains	—		(0.32)	(0.23)	(0.83)	(0.63)	(0.96)

Total Distributions	(0.14)		(0.65)	(0.49)	(1.01)	(0.83)	(1.66)

Net Asset Value, End of Period	$10.76		$10.35	$10.18	$9.55	$12.16	$11.84

Total Return (%)(b)	5.33	(c)	8.10	11.83	(13.06)	9.80	9.11
Net Assets, End of Period ($ millions)	433		459	491	504	621	594
Ratio of Net Income (Loss) to Average Net Assets (%)	2.56	(d)	2.89	2.48	1.65	1.29	3.66
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.24	(d)	0.14	0.12	0.09	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.23	(d)	0.13	0.11	0.09	0.08	0.07
Portfolio Turnover Rate (%)(f)	5.27	(c)	17.58	21.68	19.16	22.78	22.40

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2025 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$12.06		$11.83	$10.98	$13.97	$13.29	$13.65

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.15		0.36	0.29	0.20	0.18	0.48
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.58		0.78	1.18	(2.11)	1.39	0.85

Total from Investment Operations	0.73		1.14	1.47	(1.91)	1.57	1.33

Less Distributions
From Net Investment Income	(0.15)		(0.36)	(0.29)	(0.21)	(0.23)	(0.72)
From Net Realized Gains	—		(0.55)	(0.33)	(0.87)	(0.66)	(0.97)

Total Distributions	(0.15)		(0.91)	(0.62)	(1.08)	(0.89)	(1.69)

Net Asset Value, End of Period	$12.64		$12.06	$11.83	$10.98	$13.97	$13.29

Total Return (%)(b)	6.08	(c)	9.70	13.59	(13.56)	11.96	10.26
Net Assets, End of Period ($ millions)	1,079		1,111	1,129	1,057	1,203	1,020
Ratio of Net Income (Loss) to Average Net Assets (%)	2.42	(d)	2.73	2.50	1.69	1.29	3.68
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.21	(d)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.21	(d)	0.12	0.09	0.08	0.08	0.07
Portfolio Turnover Rate (%)(f)	6.65	(c)	20.69	22.19	18.16	15.42	16.72

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2030 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$13.37		$12.92	$11.90	$15.25	$14.08	$14.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.15		0.35	0.31	0.22	0.19	0.48
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.71		1.09	1.48	(2.40)	1.94	1.10

Total from Investment Operations	0.86		1.44	1.79	(2.18)	2.13	1.58

Less Distributions
From Net Investment Income	(0.15)		(0.37)	(0.31)	(0.22)	(0.26)	(0.73)
From Net Realized Gains	—		(0.62)	(0.46)	(0.95)	(0.70)	(1.09)

Total Distributions	(0.15)		(0.99)	(0.77)	(1.17)	(0.96)	(1.82)

Net Asset Value, End of Period	$14.08		$13.37	$12.92	$11.90	$15.25	$14.08

Total Return (%)(b)	6.47	(c)	11.16	15.25	(14.14)	15.29	11.67
Net Assets, End of Period ($ millions)	1,449		1,409	1,309	1,125	1,231	981
Ratio of Net Income (Loss) to Average Net Assets (%)	2.27	(d)	2.53	2.46	1.67	1.25	3.67
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.21	(d)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.20	(d)	0.12	0.09	0.08	0.08	0.07
Portfolio Turnover Rate (%)(f)	7.36	(c)	20.62	19.17	15.52	13.45	12.53

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2035 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$14.06		$13.52	$12.20	$16.00	$14.40	$14.59

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.15		0.34	0.31	0.23	0.20	0.48
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.83		1.41	1.76	(2.69)	2.34	1.25

Total from Investment Operations	0.98		1.75	2.07	(2.46)	2.54	1.73

Less Distributions
From Net Investment Income	(0.15)		(0.36)	(0.32)	(0.24)	(0.29)	(0.72)
From Net Realized Gains	—		(0.85)	(0.43)	(1.10)	(0.65)	(1.20)

Total Distributions	(0.15)		(1.21)	(0.75)	(1.34)	(0.94)	(1.92)

Net Asset Value, End of Period	$14.89		$14.06	$13.52	$12.20	$16.00	$14.40

Total Return (%)(b)	6.99	(c)	13.05	17.26	(15.20)	17.84	12.61
Net Assets, End of Period ($ millions)	1,465		1,399	1,231	1,023	1,101	846
Ratio of Net Income (Loss) to Average Net Assets (%)	2.13	(d)	2.33	2.44	1.70	1.25	3.67
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.21	(d)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.20	(d)	0.12	0.10	0.08	0.08	0.07
Portfolio Turnover Rate (%)(f)	6.89	(c)	19.82	18.50	16.15	8.93	11.53

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2040 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$14.22		$13.56	$12.12	$16.15	$14.44	$14.48

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.15		0.32	0.31	0.23	0.20	0.47
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.95		1.61	1.93	(2.75)	2.64	1.37

Total from Investment Operations	1.10		1.93	2.24	(2.52)	2.84	1.84

Less Distributions
From Net Investment Income	(0.15)		(0.35)	(0.31)	(0.24)	(0.30)	(0.70)
From Net Realized Gains	—		(0.92)	(0.49)	(1.27)	(0.83)	(1.18)

Total Distributions	(0.15)		(1.27)	(0.80)	(1.51)	(1.13)	(1.88)

Net Asset Value, End of Period	$15.17		$14.22	$13.56	$12.12	$16.15	$14.44

Total Return (%)(b)	7.72	(c)	14.35	18.87	(15.37)	19.89	13.43
Net Assets, End of Period ($ millions)	1,271		1,204	1,038	848	925	708
Ratio of Net Income (Loss) to Average Net Assets (%)	2.02	(d)	2.19	2.40	1.69	1.22	3.59
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.21	(d)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.21	(d)	0.12	0.10	0.08	0.08	0.07
Portfolio Turnover Rate (%)(f)	7.07	(c)	17.81	18.97	10.97	11.55	12.53

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2045 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$14.07		$13.37	$11.89	$15.97	$14.28	$14.32

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.30	0.30	0.22	0.19	0.45
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.97		1.68	1.99	(2.75)	2.71	1.34

Total from Investment Operations	1.11		1.98	2.29	(2.53)	2.90	1.79

Less Distributions
From Net Investment Income	(0.14)		(0.34)	(0.31)	(0.23)	(0.29)	(0.68)
From Net Realized Gains	—		(0.94)	(0.50)	(1.32)	(0.92)	(1.15)

Total Distributions	(0.14)		(1.28)	(0.81)	(1.55)	(1.21)	(1.83)

Net Asset Value, End of Period	$15.04		$14.07	$13.37	$11.89	$15.97	$14.28

Total Return (%)(b)	7.89	(c)	14.90	19.64	(15.59)	20.57	13.31
Net Assets, End of Period ($ millions)	1,308		1,232	1,069	875	957	733
Ratio of Net Income (Loss) to Average Net Assets (%)	1.94	(d)	2.09	2.38	1.68	1.19	3.54
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.21	(d)	0.13	0.10	0.08	0.08	0.07
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.21	(d)	0.12	0.10	0.08	0.08	0.07
Portfolio Turnover Rate (%)(f)	6.51	(c)	16.21	14.87	13.09	11.96	10.77

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2050 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$18.31		$17.05	$15.20	$20.31	$17.92	$17.47

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.17		0.37	0.38	0.28	0.24	0.54
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.28		2.24	2.59	(3.52)	3.45	1.68

Total from Investment Operations	1.45		2.61	2.97	(3.24)	3.69	2.22

Less Distributions
From Net Investment Income	(0.17)		(0.42)	(0.39)	(0.29)	(0.38)	(0.81)
From Net Realized Gains	—		(0.93)	(0.73)	(1.58)	(0.92)	(0.96)

Total Distributions	(0.17)		(1.35)	(1.12)	(1.87)	(1.30)	(1.77)

Net Asset Value, End of Period	$19.59		$18.31	$17.05	$15.20	$20.31	$17.92

Total Return (%)(b)	7.94	(c)	15.39	19.94	(15.66)	20.82	13.39
Net Assets, End of Period ($ millions)	1,030		977	830	665	717	536
Ratio of Net Income (Loss) to Average Net Assets (%)	1.85	(d)	2.01	2.36	1.66	1.18	3.56
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.22	(d)	0.13	0.11	0.09	0.08	0.08
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.21	(d)	0.13	0.10	0.09	0.08	0.08
Portfolio Turnover Rate (%)(f)	7.22	(c)	13.94	16.86	12.91	11.57	9.80

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2055 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$14.75		$13.67	$11.99	$15.99	$13.98	$13.31

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.14		0.29	0.30	0.21	0.18	0.38
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	1.06		1.84	2.05	(2.77)	2.74	1.41

Total from Investment Operations	1.20		2.13	2.35	(2.56)	2.92	1.79

Less Distributions
From Net Investment Income	(0.14)		(0.33)	(0.30)	(0.23)	(0.29)	(0.57)
From Net Realized Gains	—		(0.72)	(0.37)	(1.21)	(0.62)	(0.55)

Total Distributions	(0.14)		(1.05)	(0.67)	(1.44)	(0.91)	(1.12)

Net Asset Value, End of Period	$15.81		$14.75	$13.67	$11.99	$15.99	$13.98

Total Return (%)(b)	8.12	(c)	15.66	19.98	(15.77)	21.11	13.93
Net Assets, End of Period ($ millions)	607		561	450	339	330	220
Ratio of Net Income (Loss) to Average Net Assets (%)	1.82	(d)	1.98	2.38	1.64	1.16	3.66
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.23	(d)	0.15	0.13	0.11	0.10	0.11
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.23	(d)	0.14	0.12	0.11	0.10	0.11
Portfolio Turnover Rate (%)(f)	8.45	(c)	16.37	14.85	12.88	10.49	7.28

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2060 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$12.69		$11.68	$10.18	$13.58	$11.87	$11.12

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.11		0.24	0.25	0.18	0.16	0.28
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.92		1.59	1.77	(2.34)	2.38	1.25

Total from Investment Operations	1.03		1.83	2.02	(2.16)	2.54	1.53

Less Distributions
From Net Investment Income	(0.11)		(0.28)	(0.25)	(0.19)	(0.26)	(0.42)
From Net Realized Gains	—		(0.54)	(0.27)	(1.05)	(0.57)	(0.36)

Total Distributions .	(0.11)		(0.82)	(0.52)	(1.24)	(0.83)	(0.78)

Net Asset Value, End of Period	$13.61		$12.69	$11.68	$10.18	$13.58	$11.87

Total Return (%)(b)	8.16	(c)	15.73	20.19	(15.72)	21.60	14.08
Net Assets, End of Period ($ millions)	350		311	233	155	130	72
Ratio of Net Income (Loss) to Average Net Assets (%)	1.81	(d)	1.95	2.39	1.62	1.25	4.14
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.26	(d)	0.17	0.17	0.17	0.16	0.22
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.25	(d)	0.17	0.17	0.17	0.05	0.05
Portfolio Turnover Rate (%)(f)	8.42	(c)	15.46	12.15	12.95	14.26	6.70

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2065 Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	Period Ended December 31, 2020 (Unaudited)(a)
Net Asset Value, Beginning of Period	$13.16		$11.89	$10.25	$13.20	$11.45	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.11		0.25	0.26	0.18	0.16	0.22
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.94		1.65	1.81	(2.26)	2.31	1.59

Total from Investment Operations	1.05		1.90	2.07	(2.08)	2.47	1.81

Less Distributions
From Net Investment Income	(0.11)		(0.29)	(0.26)	(0.19)	(0.26)	(0.24)
From Net Realized Gains	—		(0.34)	(0.17)	(0.68)	(0.46)	(0.12)

Total Distributions	(0.11)		(0.63)	(0.43)	(0.87)	(0.72)	(0.36)

Net Asset Value, End of Period	$14.10		$13.16	$11.89	$10.25	$13.20	$11.45

Total Return (%)(b)	7.99	(c)	16.01	20.50	(15.54)	21.73	18.16	(c)
Net Assets, End of Period ($ millions)	152		122	68	34	17	3
Ratio of Net Income (Loss) to Average Net Assets (%)	1.76	(d)	2.11	2.62	1.88	1.44	3.40	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.34	(d)	0.27	0.43	0.63	1.15	4.61	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.34	(d)	0.04	0.05	0.05	0.05	0.05	(d)
Portfolio Turnover Rate (%)(e)	7.27	(c)	12.71	17.62	16.45	28.10	10.76	(c)

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the period ended from May 2, 2025 to June 30, 2025 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Clear Passage 2070 Fund
	Period Ended June 30, 2025 (Unaudited)(a)
Net Asset Value, Beginning of Period	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.08
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.84

Total from Investment Operations	0.92

Less Distributions
From Net Investment Income	(0.08)

Total Distributions	(0.08)

Net Asset Value, End of Period	$10.84

Total Return (%)(b)	9.21	(c)
Net Assets, End of Period ($ millions)	2
Ratio of Net Income (Loss) to Average Net Assets (%)	5.49	(d)
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	19.19	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	(d)
Portfolio Turnover Rate (%)(e)	0.01	(c)

(a)	For the period May 2, 2025 (commencement of operations) through June 30, 2025.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Conservative Allocation Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$11.43		$11.16	$10.40	$12.86	$12.67	$12.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.16		0.37	0.25	0.19	0.18	0.48
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.45		0.53	0.91	(1.80)	0.80	0.67

Total from Investment Operations	0.61		0.90	1.16	(1.61)	0.98	1.15

Less Distributions
From Net Investment Income	(0.16)		(0.36)	(0.26)	(0.19)	(0.20)	(0.74)
From Net Realized Gains	—		(0.27)	(0.14)	(0.66)	(0.59)	(0.45)

Total Distributions	(0.16)		(0.63)	(0.40)	(0.85)	(0.79)	(1.19)

Net Asset Value, End of Period	$11.88		$11.43	$11.16	$10.40	$12.86	$12.67

Total Return (%)(b)	5.31	(c)	8.09	11.22	(12.44)	7.82	9.32
Net Assets, End of Period ($ millions)	149		153	158	161	201	188
Ratio of Net Income (Loss) to Average Net Assets (%)	2.63	(d)	2.87	2.24	1.63	1.36	3.81
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.16	(d)	0.14	0.13	0.08	0.06	0.06
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.15	(d)	0.13	0.13	0.08	0.06	0.06
Portfolio Turnover Rate (%)(f)	5.49	(c)	22.14	12.65	10.16	16.91	10.07

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Moderate Allocation Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$13.43		$13.17	$12.20	$15.98	$15.14	$15.51

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.17		0.36	0.30	0.24	0.22	0.58
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.82		1.12	1.53	(2.49)	1.90	1.13

Total from Investment Operations	0.99		1.48	1.83	(2.25)	2.12	1.71

Less Distributions
From Net Investment Income	(0.17)		(0.39)	(0.30)	(0.24)	(0.28)	(0.89)
From Net Realized Gains	—		(0.83)	(0.56)	(1.29)	(1.00)	(1.19)

Total Distributions	(0.17)		(1.22)	(0.86)	(1.53)	(1.28)	(2.08)

Net Asset Value, End of Period	$14.25		$13.43	$13.17	$12.20	$15.98	$15.14

Total Return (%)(b)	7.35	(c)	11.27	15.34	(13.91)	14.19	11.67
Net Assets, End of Period ($ millions)	393		397	403	393	487	444
Ratio of Net Income (Loss) to Average Net Assets (%)	2.37	(d)	2.49	2.25	1.71	1.34	3.69
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.09	(d)	0.08	0.07	0.04	0.03	0.03
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.08	(d)	0.07	0.07	0.04	0.03	0.03
Portfolio Turnover Rate (%)(f)	3.22	(c)	15.72	12.56	8.74	14.83	10.69

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Aggressive Allocation Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$14.99		$14.41	$13.30	$17.86	$16.80	$17.36

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.15		0.33	0.32	0.26	0.23	0.59
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.87		1.56	1.94	(3.02)	2.78	1.60

Total from Investment Operations	1.02		1.89	2.26	(2.76)	3.01	2.19

Less Distributions
From Net Investment Income	(0.15)		(0.38)	(0.32)	(0.27)	(0.35)	(0.92)
From Net Realized Gains	—		(0.93)	(0.83)	(1.53)	(1.60)	(1.83)

Total Distributions	(0.15)		(1.31)	(1.15)	(1.80)	(1.95)	(2.75)

Net Asset Value, End of Period	$15.86		$14.99	$14.41	$13.30	$17.86	$16.80

Total Return (%)(b)	6.79	(c)	13.22	17.52	(15.24)	18.21	13.72
Net Assets, End of Period ($ millions)	334		335	336	313	390	337
Ratio of Net Income (Loss) to Average Net Assets (%)	1.90	(d)	2.05	2.21	1.66	1.22	3.50
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)(e)	0.10	(d)	0.09	0.08	0.05	0.04	0.04
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)(e)	0.09	(d)	0.08	0.08	0.05	0.04	0.04
Portfolio Turnover Rate (%)(f)	3.79	(c)	15.97	10.51	9.54	13.06	10.23

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	The Conservative, Aggressive, and Moderate Allocation Funds and Target Date Funds exclude expenses of the underlying funds.
(f)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

:

	MoA U.S. Government Money Market Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024(a)	2023(a)		2022(a)	2021(a)		2020(a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.04

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss) .	0.02		0.05	0.05		0.01	—	(c)	0.01
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	—	(c)	— (c)	—	(c)	— (c)	—	(c)	(0.01)

Total from Investment Operations	0.02		0.05	0.05		0.01	—	(c)	—

Less Distributions
From Net Investment Income	(0.02)		(0.05)	(0.05)		(0.01)	—		0.04
From Net Realized Gains	—		—	—	(c)	—	—		—	(c)
Return of Capital	—		—	—		—	—		—	(c)

Total Distributions	(0.02)		(0.05)	(0.05)		(0.01)	—		0.04

Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00		$1.00

Total Return (%)(d)	2.05	(e)	5.09	4.99		1.31	(0.17)		0.18
Net Assets, End of Period ($ millions)	530		516	586		335	173		122
Ratio of Net Income (Loss) to Average Net Assets (%)	4.10	(f)	4.99	4.90		1.71	(0.20)		0.40
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.23	(f)	0.23	0.23		0.24	0.26		0.27
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.22	(f)	0.22	0.23		0.24	0.26		0.27
Portfolio Turnover Rate (%)(g)	NA	(e)	NA	NA		NA	NA		NA

(a)

On August 23, 2024, the MoA US Government Money Market Fund, had a stock split with an exact split ratio of 11.855015:1. Historical net asset value per share and per share activity have been adjusted to reflect the split on a retroactive basis and the historical split that occurred on September 25, 2020 referenced in note (a).

(b)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(c)	Amount is less than $0.005 per share.
(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Intermediate Bond Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$9.55		$9.64	$9.43	$10.36	$10.79	$10.63

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.19		0.35	0.22	0.14	0.14	0.15
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.19		(0.09)	0.21	(0.93)	(0.36)	0.39

Total from Investment Operations	0.38		0.26	0.43	(0.79)	(0.22)	0.54

Less Distributions
From Net Investment Income	(0.16)		(0.35)	(0.22)	(0.14)	(0.14)	(0.38)
From Net Realized Gains	—		—	—	—	(0.07)	—

Total Distributions	(0.16)		(0.35)	(0.22)	(0.14)	(0.21)	(0.38)

Net Asset Value, End of Period	$9.77		$9.55	$9.64	$9.43	$10.36	$10.79

Total Return (%)(b)	4.00	(c)	2.79	4.62	(7.66)	(2.02)	5.05
Net Assets, End of Period ($ millions)	892		899	950	878	866	829
Ratio of Net Income (Loss) to Average Net Assets (%)	3.98	(d)	3.61	2.39	1.42	1.32	1.79
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.47	(d)	0.46	0.47	0.45	0.44	0.46
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.46	(d)	0.46	0.46	0.45	0.44	0.46
Portfolio Turnover Rate (%)(e) .	27.30	(c)	53.52	50.30	21.07	17.57	10.72

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the six months ended June 30, 2025 and five years ended December 31, 2024 (or since the Fund’s inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	MoA Core Bond Fund
			Years Ended December 31,
	Six Months Ended June 30, 2025 (Unaudited)		2024	2023	2022	2021	2020(a)
Net Asset Value, Beginning of Period	$12.12		$12.45	$12.21	$14.32	$15.01	$14.77

INCOME (LOSS) FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)	0.25		0.46	0.36	0.27	0.23	0.28
Net Realized and Unrealized Gains (Losses) on Investments, Futures Contracts and Foreign Currency Translations	0.25		(0.32)	0.24	(2.09)	(0.60)	0.67

Total from Investment Operations	0.50		0.14	0.60	(1.82)	(0.37)	0.95

Less Distributions
From Net Investment Income	(0.21)		(0.47)	(0.36)	(0.29)	(0.27)	(0.70)
From Net Realized Gains	—		—	—	—	(0.05)	(0.01)

Total Distributions	(0.21)		(0.47)	(0.36)	(0.29)	(0.32)	(0.71)

Net Asset Value, End of Period	$12.41		$12.12	$12.45	$12.21	$14.32	$15.01

Total Return (%)(b)	4.16	(c)	1.17	5.03	(12.79)	(2.45)	6.40
Net Assets, End of Period ($ millions)	2,234		2,209	2,060	1,841	2,049	1,873
Ratio of Net Income (Loss) to Average Net Assets (%)	4.07	(d)	3.78	2.94	2.07	1.56	2.03
Ratio of Expenses to Average Net Assets Before Expense Reimbursement (%)	0.45	(d)	0.45	0.45	0.43	0.43	0.45
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.44	(d)	0.44	0.44	0.43	0.43	0.45
Portfolio Turnover Rate (%)(e)	17.43	(c)	44.53	34.81	33.44	31.53	28.98

(a)	On September 25, 2020, the MoA Funds, with the exception of the Catholic Values Index Fund which commenced operations on September 30, 2020, had a 1 for 10 reverse share split.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year or period reported and includes reinvestment of distributions, if any. For variable annuity owners or participants in a group variable annuity, the total return does not reflect the effect of fees and charges associated with your variable annuity contract and does not reflect expenses associated with the separate account such as administrative fees and account charges which, if reflected, would reduce the total returns for all years and periods shown. Past performance is no guarantee of future results. Total returns for periods less than one full year are not annualized.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes all short-term securities.

The accompanying notes are an integral part of these financial statements.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2025

1.	Organization

MoA Funds Corporation (the “Investment Company”) is a diversified, open-end management investment company — a type of company commonly known as a “mutual fund.” It is registered under the Investment Company Act of 1940. The Investment Company was formed on February 21, 1986 as a Maryland corporation and offers its shares to various types of investors, including separate accounts of affiliated insurance companies. The Investment Company issues separate series of capital stock, each of which represents a separate Fund (collectively, “the Funds”). The financial statements for each of the Funds are contained within this report.

As of June 30, 2025, there were 28 active funds (collectively the “Funds”), as follows:

Equity Funds	Asset Allocation Funds
MoA Small Cap Value Fund	MoA Conservative Allocation Fund
MoA Mid Cap Value Fund	MoA Moderate Allocation Fund
MoA Small Cap Growth Fund	MoA Aggressive Allocation Fund
MoA International Fund	MoA Balanced Fund
MoA Equity Index Fund
MoA Mid Cap Equity Index Fund	Target Date Funds
MoA Small Cap Equity Index Fund	MoA Retirement Income Fund*
MoA Catholic Values Index Fund	MoA Clear Passage 2020 Fund
MoA All America Fund	MoA Clear Passage 2025 Fund
MoA Clear Passage 2030 Fund
Fixed Income Funds	MoA Clear Passage 2035 Fund
MoA Intermediate Bond Fund	MoA Clear Passage 2040 Fund
MoA Core Bond Fund	MoA Clear Passage 2045 Fund
MoA US Government Money Market Fund	MoA Clear Passage 2050 Fund
MoA Clear Passage 2055 Fund
MoA Clear Passage 2060 Fund
MoA Clear Passage 2065 Fund
MoA Clear Passage 2070 Fund

*  At the November 7, 2024, Board meeting, the Board approved an Agreement and Plan of Reorganization under which the MoA Clear Passage 2015 Fund transferred all its assets to the MoA Retirement Income Fund in exchange for shares of the MoA Retirement Income Fund. The reorganization was completed on April 25, 2025.

Investment Company shares are issued to retail and institutional investors, such as endowments, foundations, corporations, municipalities and other public entities, and trusts. In addition, shares are issued to Mutual of America Life Insurance Company for allocation to its Separate Accounts as a funding medium for variable accumulation annuity contracts, as well as directly issued to one or more of the Investment Company’s Target Date Funds and the MoA Conservative Allocation, MoA Moderate Allocation and MoA Aggressive Allocation Funds (collectively, “Asset Allocation Funds”). Foreside Fund Services, LLC acts as principal underwriter for the distribution of the Funds’ shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Funds follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services — Investment Companies. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

740) – Improvements to Income Taxes Disclosures (“ASU 2023-09”), which enhances the transparency of income tax disclosures. ASU 2023-09 requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under ASU 2023-09 are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that the adoption of the guidance will not have a material impact on the Funds’ financial statements.

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.

An executive committee of the Funds’ adviser, Mutual of America Capital Management LLC (the “Adviser”), acts as the Funds’ CODM. Since its inception, each Fund has represented a single operating segment, as the CODM monitors the operating results of the Investment Company as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio of investment securities, expense ratios, net increase (decrease) in net assets resulting from operations on the respective statement of operations and other information about the Funds’ performance, including total return within the respective financial highlights schedule, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with GAAP:

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of June 30, 2025, management determined that the fair value inputs used for all equity securities were considered Level 1, with the exception of two securities in the MoA Small Cap Equity Index Fund and one in the MoA Catholic Values Index Fund (see Note (a) below) which were considered Level 3 and certain securities listed on foreign exchanges which were considered Level 2. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange. Securities using these valuation adjustments were considered Level 2. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

exception of one debt security in the MoA Core Bond Fund (see Note (a) below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of June 30, 2025:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Investments at Fair Value:*
MoA Equity Index Fund
Common Stock	$5,840,071,399	—	—	$5,840,071,399
Short-Term Debt Securities	$2,292,000	$53,282,214	—	$55,574,214

	$5,842,363,399	$53,282,214	—	$5,895,645,613

MoA All America Fund
Common Stock	$289,584,656	—	—	$289,584,656
Short-Term Debt Securities	—	$1,345,400	—	$1,345,400
Temporary Cash Investment	$5,028,692	—	—	$5,028,692

	$294,613,348	$1,345,400	—	$295,958,748

MoA Small Cap Value Fund
Common Stock	$370,647,000	—	—	$370,647,000
Short-Term Debt Securities	—	$2,997,542	—	$2,997,542
Temporary Cash Investment	$1,153,586	—	—	$1,153,586

	$371,800,586	$2,997,542	—	$374,798,128

MoA Small Cap Growth Fund
Common Stock	$391,514,833	—	—	$391,514,833
Short-Term Debt Securities	$3,900,000	—	—	$3,900,000
Temporary Cash Investment	$84,571	—	—	$84,571

	$395,499,404	—	—	$395,499,404

MoA Small Cap Equity Index Fund
Common Stock	$173,487,362	—	—(a)	$173,487,362
Temporary Cash Investment	$13,528	—	—	$13,528

	$173,500,890	—	—	$173,500,890

MoA Mid Cap Value Fund
Common Stock	$183,253,241	—	—	$183,253,241
Short-Term Debt Securities	$3,900,000	—	—	$3,900,000
Temporary Cash Investment	$74,197	—	—	$74,197

	$187,227,438	—	—	$187,227,438

MoA Mid Cap Equity Index Fund
Common Stock	$1,429,953,197	—	—	$1,429,953,197
Short-Term Debt Securities	$1,200,000	$6,671,029	—	$7,871,029
Temporary Cash Investment	$56,728	—	—	$56,728

	$1,431,209,925	$6,671,029	—	$1,437,880,954

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MoA Balanced Fund
Common Stock	$122,336,821	—	—	$122,336,821
U.S. Government Debt	—	$12,091,108	—	$12,091,108
U.S. Government Agency Residential Mortgage-Backed Obligations	—	$24,080,088	—	$24,080,088
U.S. Government Agency Non-Mortgage-Backed Obligations	—	$3,462,427	—	$3,462,427
Long-Term Corporate Debt	—	$31,611,363	—	$31,611,363
Short-Term Debt Securities	$3,000,000	$3,747,692	—	$6,747,692
Temporary Cash Investment	$599,201	—	—	$599,201

	$125,936,022	$74,992,678	—	$200,928,700

MoA International Fund
Common Stock	$161,953,527	$1,800,499,005	—	$1,962,452,532
Short-Term Debt Securities	$1,900,000	$24,736,491	—	$26,636,491
Temporary Cash Investment	$898,774	—	—	$898,774

	$164,752,301	$1,825,235,496	—	$1,989,987,797

MoA Catholic Values Index Fund
Common Stock	$8,305,852	—	—(a)	$8,305,852
Temporary Cash Investment	$5,508	—	—	$5,508

	$8,311,360	—	—	$8,311,360

MoA Retirement Income Fund
Affiliated Mutual Funds	$302,988,392	—	—	$302,988,392

MoA Clear Passage 2020 Fund
Affiliated Mutual Funds	$432,854,323	—	—	$432,854,323

MoA Clear Passage 2025 Fund
Affiliated Mutual Funds	$1,079,679,787	—	—	$1,079,679,787

MoA Clear Passage 2030 Fund
Affiliated Mutual Funds	$1,448,844,404	—	—	$1,448,844,404

MoA Clear Passage 2035 Fund
Affiliated Mutual Funds	$1,464,880,212	—	—	$1,464,880,212

MoA Clear Passage 2040 Fund
Affiliated Mutual Funds	$1,271,669,653	—	—	$1,271,669,653

MoA Clear Passage 2045 Fund
Affiliated Mutual Funds	$1,308,076,923	—	—	$1,308,076,923

MoA Clear Passage 2050 Fund
Affiliated Mutual Funds	$1,030,208,551	—	—	$1,030,208,551

MoA Clear Passage 2055 Fund
Affiliated Mutual Funds	$607,488,530	—	—	$607,488,530

MoA Clear Passage 2060 Fund
Affiliated Mutual Funds	$350,045,593	—	—	$350,045,593

MoA Clear Passage 2065 Fund
Affiliated Mutual Funds	$152,027,401	—	—	$152,027,401

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
MoA Clear Passage 2070 Fund
Affiliated Mutual Funds	$1,700,723	—	—	$1,700,723

MoA Conservative Allocation Fund
Affiliated Mutual Funds	$149,430,986	—	—	$149,430,986

MoA Moderate Allocation Fund
Affiliated Mutual Funds	$393,490,918	—	—	$393,490,918

MoA Aggressive Allocation Fund
Affiliated Mutual Funds	$333,854,902	—	—	$333,854,902

MoA US Government Money Market Fund
U.S. Government Debt	—	$307,794,484	—	$307,794,484
U.S. Government Agencies	$58,313,013	$167,325,293	—	$225,638,306
Temporary Cash Investment	$23,868	—	—	$23,868

	$58,336,881	$475,119,777	—	$533,456,658

MoA Intermediate Bond Fund
U.S. Government Debt	—	$387,523,609	—	$387,523,609
U.S. Government Agency Non- Mortgage-Backed Obligations	—	$16,278,540	—	$16,278,540
Long-Term Corporate Debt	—	$478,203,838	—	$478,203,838
Short-Term Debt Securities	$1,800,000	—	—	$1,800,000

	$1,800,000	$882,005,987	—	$883,805,987

MoA Core Bond Fund
U.S. Government Debt	—	$414,770,310	—	$414,770,310
U.S. Government Agency Residential Mortgage-Backed Obligations	$3	$763,725,350	—	$763,725,353
U.S. Government Agency Non- Mortgage-Backed Obligations	—	$46,143,922	—	$46,143,922
Long-Term Corporate Debt	—	$979,146,763	—	$979,146,763
Sovereign Debt	—	—	$1,142,803(a)	$1,142,803
Short-Term Debt Securities	$5,000,000	—	—	$5,000,000
Temporary Cash Investment	$50,958	—	—	$50,958

	$5,050,961	$2,203,786,345	$1,142,803	$2,209,980,109

Other Financial Instruments:**
MoA Equity Index Fund	$1,658,875	—	—	$1,658,875
MoA All America Fund	$61,525	—	—	$61,525
MoA Mid Cap Equity Index Fund	$156,848	—	—	$156,848
MoA International Fund	$330,208	—	—	$330,208

*	See Portfolios of Investments for more details on industry or country classifications, as applicable.
(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

**

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts which are valued at the settlement price established each day by the exchange on which traded.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the period ended June 30, 2025
	Balance December 31, 2024	Change in Unrealized Gains (Losses)	Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases/ Payups	Sales/ Paydown	Balance June 30, 2025(a)	Net Change in Unrealized Gains/ (Losses) of Level 3 Assets Held as of June 30, 2025
MoA Small Cap Equity Index Fund — Common Stock	—(b)	—	—	—	—	—	—	—	—(b)	—
MoA Catholic Values Index Fund — Common Stock	—(c)	—	—	—	—	—	—	—	—(c)	—
MoA Core Bond Fund — Sovereign Debt	$1,284,467(d)	$(9,281)	—	$(328)	—	—	—	$(132,055)	$1,142,803(d)	$(9,281)

(a)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(b)	Level 3 securities, OmniAB, Inc. Cl CR3 and OmniAB, Inc. Cl CR4 - common stocks with $0 fair value.
(c)	Level 3 securities, Contra ABIOMED, Inc. - contingent value rights with $0 fair value.
(d)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $(9,281), accrued discounts of $(328), sales/paydowns of $(132,055) and $1,142,803 fair value.

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. For Funds that invest in securities listed on foreign exchanges, the value of the securities may change on days when the Funds are closed and there is no possibility to purchase or redeem shares of the Funds. Valuation adjustments may be applied to certain securities that were solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange.

The Board has adopted valuation procedures for security valuation under which the Adviser was designated to perform certain fair valuation responsibilities. The Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of market value. Assumptions utilized by the valuation committee vary depending on the investment being fair-valued and the technique deemed most appropriate to the nature of the investment and how a market participant would fair value the investment. Such techniques involve utilizing market observable spreads for fixed income securities, discounted cash flow models and weighting of company specific events and circumstances as inputs into fair value estimates. A record of the Valuation Committee’s actions is subject to the Board’s review at its next regularly scheduled quarterly meeting.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the Valuation Committee is responsible for the fair valuation of portfolio security.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are typically valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. These short-term temporary cash investments are valued at cost.

When a price is not available from an independent pricing source or when prices may not reflect market value, such as when the price provided by the pricing source is not based on a recent trade, these securities are fair valued using the valuation procedures described above and are considered Level 3 securities.

The Target Date Funds and the Conservative, Aggressive, and Moderate Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of securities are computed on the basis of identified cost at the time of sale, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The MoA Equity Index Fund, MoA Mid Cap Equity Index Fund, MoA International Fund and a portion of the MoA All America Fund each maintain portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the Funds may purchase stock index futures contracts. These purchases of futures contracts allow the Funds to invest available cash to attempt to efficiently and cost effectively keep the Funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices.

An initial cash margin deposit (represented by Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

The following table presents the financial statement impacts resulting from the Funds’ use of futures contracts at their fair values as of June 30, 2025, and for the six months ended June 30, 2025:

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Assets and Liabilities	MoA Equity Index Fund	MoA All America Fund	MoA Mid Cap Equity Index Fund	MoA International Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$1,658,875	$61,525	$156,848	$330,208

Derivatives not accounted for as hedging instruments	Risk Type	Locations on Statements of Operations	MoA Equity Index Fund	MoA All America Fund	MoA Mid Cap Equity Index Fund	MoA International Fund
Futures Contracts	Equity	Net realized gain (loss) on Futures contracts	$(1,738,097)	$57,184	$(1,317,759)	$1,922,221

Futures Contracts	Equity	Change in net unrealized appreciation (depreciation) of Futures contracts	$3,858,067	$132,370	$867,198	$811,828

During the six months ended June 30, 2025, the MoA Equity Index Fund, MoA All America Fund, MoA Mid-Cap Equity Index Fund and MoA International Fund held futures contracts with average notional amounts of $74,704,634, $2,997,925, $18,382,807 and $16,851,260, respectively.

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

Foreign Investment Risk — Foreign markets are subject to the risk of change in currency or exchange rates, economic and political trends in foreign countries, less liquidity, more volatility, more difficulty in enforcing contractual obligations, higher transaction costs and less government supervision and other reporting regulations and requirements than domestic markets. Foreign investment risks are greater in emerging markets than in developed markets. Domestic equities indices could outperform the MSCI EAFE Index for periods of time.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded daily on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These amounts are included in Interest and dividends receivable on the Statements of Assets and Liabilities and in Dividends on the Statements of Operations. At the six months-end June 30, 2025, the MoA International Fund had a withholding tax reclaim receivable amount of $4,658,816.

Foreign Currency Translations — The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions.

Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. As of December 31, 2024, the effect of changes in foreign exchange rates on the sale of foreign dominated securities was reflected separately in the net realized gain (loss) on foreign currency translations. As of December 31, 2024, the effect of changes in foreign exchange rates on the sale of foreign denominated securities is reflected within the net realized gain (loss) on investment securities and is not reflected separately from the fluctuations arising from changes in the market price of securities sold. The effect of changes in foreign currency translations on securities held is reflected within the change in net unrealized appreciation (depreciation) of Investment securities and is not reflected separately from the fluctuations arising from changes in market prices of securities held.

Distributions to Shareholders (“Dividends”) — Distributions to shareholders are recorded on the ex-dividend date and are made at least annually. It is the Investment Company’s policy to make distributions of its net investment income and net realized gains, if any, in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Accordingly, periodic reclassifications (which do not impact the Funds’ net asset values) are made within the Funds’ capital accounts to reflect income and gains available for distribution under Federal income tax regulations.

Federal Income Taxes — Each Fund in the Investment Company intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders annually. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund’s tax return to determine whether it is “more-likely-than-not” that tax positions taken in the fund’s tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2024, management has evaluated the tax positions taken on the Funds’ filed tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds’ financial statements. Generally, the statute of limitations is open for 3 years after the tax returns are filed. Each Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of June 30, 2025, the following Funds had late-year, and capital loss carry-forwards available to offset net realized capital gains generated after December 31, 2024.

	MoA International Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund

Capital loss carry-forward — (short-term)	$(46,856,383)	$(667,029)	$(16,352,481)
Capital loss carry-forward — (long term)	$(41,134,683)	$(54,517,570)	$(125,962,238)

The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

3.	EXPENSES

The Investment Company has an Investment Advisory Agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America. For providing investment management services to each of the Funds of the Investment Company, the Adviser receives a fee, calculated as a daily charge of the value of the net assets of each Fund, at the following annual rates:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

3.	EXPENSES (continued)

Fund	Annual Investment Management Fee
MoA Conservative Allocation, MoA Moderate Allocation, MoA Aggressive Allocation Funds	0.00%
MoA Target Date Funds	0.05%
MoA Equity Index, MoA Mid Cap Equity Index, MoA Small Cap Equity Index Funds	0.075%
MoA Catholic Values Index and MoA US Government Money Market Funds	0.15%
MoA Core Bond Fund	0.39%
MoA All America, MoA Balanced, MoA International (a), MoA Intermediate Bond Funds	0.40%
MoA Mid Cap Value Fund	0.55%
MoA Small Cap Value, MoA Small Cap Growth Funds	0.75%

(a)

On March 12, 2024, the shareholders of the MoA International Fund approved an amendment to the Fund’s investment advisory agreement that amended the Fund’s management fee from 0.075% to the annual rate of 0.40% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive 0.15% of the Fund’s management fees from May 1, 2024, through April 30, 2026.

For the six months ended June 30, 2025, the reimbursement amounted to $90,416, $90,373 and $34,324 for MoA Catholic Values Index Fund, MoA Small Cap Equity Index Fund and MoA Clear Passage 2070 Fund, respectively.

Shareholders in the MoA Conservative Allocation, MoA Moderate Allocation, MoA Aggressive Allocation, and Target Date Funds (each a “Fund of Funds”) indirectly bear their pro-rata share of the investment management fees incurred by the underlying funds in which they invest. Certain non-investment management operating expenses that can be attributed only to the Fund of Funds are charged directly to those Funds.

The Investment Company and the Adviser have entered into an agreement under which the Adviser agrees to waive its investment advisory fee and/or reimburse other ordinary operating expenses of the MoA Catholic Values Index Fund, MoA Small Cap Equity Index Fund, and MoA Clear Passage 2070 Fund to the extent necessary to limit each such Fund’s ordinary operating expenses (other than, among other things, the management fee and shareholder servicing fees) to an amount not to exceed the annual rate of 0.08% (the “Annual Limit”) based on the Fund’s average daily net assets. This agreement remains in effect through April 30, 2026 and continues into successive 12 month periods ending April 30 unless i) terminated by the Board of Directors of the Investment Company at any time, or ii) terminated by the Adviser upon written notice to the Investment Company delivered prior to May 1 of a given year, in which case the agreement will terminate as of the May 1 next following delivery of written notice. To the extent that the Adviser waives its investment advisory fee and/or reimburses ordinary operating expenses of a Fund to satisfy the Annual Limit, the Adviser may seek recoupment from that Fund of a portion or all of such amounts at any time within three years from the date in which such amounts were waived or reimbursed, but only if such recoupment could be achieved without exceeding the Annual Limit in effect at the time of the waiver/reimbursement and any Annual Limit in effect at the time of the recoupment.

The Adviser also serves as an administrator for the Investment Company. Under the terms of the Administration Agreement between the Adviser and the Investment Company, which became effective on July 1, 2023, the Adviser agrees to provide certain Administrative Services or bear the cost of certain affiliates providing such services, in exchange for a fee at an annual rate of 0.03% of each Fund’s average daily net assets.

The administrative services provided by the Adviser include, among other items, coordination and supervision of the Funds’ other principal service providers; preparing and submitting reports to various regulatory agencies; compliance-related services; internal legal support; preparing and submitting reports and meeting materials to the Board of Directors; maintaining the Investment Company’s records; providing officers to the Funds; and negotiating and administering contractual arrangements with, and monitoring the performance of, service providers to the Funds. The Adviser has voluntarily agreed to waive 0.008% of this fee. This waiver may be modified or discontinued at any time.

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

3.	EXPENSES (continued)

The fees to the Adviser from the Administration Agreement are disclosed as Administrative fees on the Statements of Operations. The effect of the waiver of expenses related to the Administrative Services and any non-investment management operating expense reimbursements by the Adviser is included in Fee waiver and expense reimbursement on the Statements of Operations. Amounts by Fund are listed below.

Fund	Administrative Services Waiver
MoA Equity Index Fund	$223,085
MoA All America Fund	11,622
MoA Small Cap Value Fund	14,797
MoA Small Cap Growth Fund	14,981
MoA Small Cap Equity Index Fund	7,497
MoA Mid Cap Value Fund	7,873
MoA Mid Cap Equity Index Fund	57,520
MoA Balanced Fund	7,792
MoA International Fund	72,273
MoA Catholic Values Index Fund	299
MoA Retirement Income Fund	9,376
MoA Clear Passage 2020 Fund	17,515
MoA Clear Passage 2025 Fund	42,491
MoA Clear Passage 2030 Fund	55,299
MoA Clear Passage 2035 Fund	55,560
MoA Clear Passage 2040 Fund	47,865
MoA Clear Passage 2045 Fund	49,209
MoA Clear Passage 2050 Fund	38,763
MoA Clear Passage 2055 Fund	22,591
MoA Clear Passage 2060 Fund	12,805
MoA Clear Passage 2065 Fund	5,302
MoA Clear Passage 2070 Fund	14
MoA Conservative Allocation Fund	5,917
MoA Moderate Allocation Fund	15,351
MoA Aggressive Allocation Fund	12,905
MoA US Government Money Market Fund	20,890
MoA Intermediate Bond Fund	35,178
MoA Core Bond Fund	88,980

$953,750

Effective June 15, 2023, the Board authorized each Fund to pay up to $10 per account or up to 0.15% of average daily net assets for shareholder services, depending on the terms of the fee assessed by the financial intermediary. For certain distribution channels, the payment amount is set at a per account amount. If the charge exceeds $10 per account or 0.15% of average daily net assets, the excess is borne by the Adviser. These payments are in addition to the annual transfer agency fees paid by a Fund to the Transfer Agent, and may include payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC. These shareholder servicing fees are recorded in Shareholder service fees on the Statements of Operations. Any portion of unpaid fee as of June 30, 2025, is included within Accrued Expenses on the Statements of Assets and Liabilities.

Effective November 1, 2024, each Target Date Fund pays a fee of 0.10% of the average daily net assets of such Fund’s shares held through certain accounts in respect of which Mutual of America Life Insurance Company, the owner of the Adviser, provides recordkeeping and other shareholder services to underlying accounts. For the six months ended June 30, 2025, amounts incurred to Mutual of America Life Insurance Company were as follows:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

3.	EXPENSES (continued)

Fund
MoA Retirement Income Fund .	$119,692
MoA Clear Passage 2020 Fund	$218,929
MoA Clear Passage 2025 Fund	$530,868
MoA Clear Passage 2030 Fund	$690,538
MoA Clear Passage 2035 Fund	$694,307
MoA Clear Passage 2040 Fund	$597,751
MoA Clear Passage 2045 Fund	$614,800
MoA Clear Passage 2050 Fund	$484,218
MoA Clear Passage 2055 Fund	$282,215
MoA Clear Passage 2060 Fund	$159,918
MoA Clear Passage 2065 Fund	$66,192
MoA Clear Passage 2070 Fund	$12

Total	$4,459,440

4.	INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term securities and futures contracts, for the six months ended June 30, 2025, were as follows:

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Cost of investment purchases	$44,783,644	$25,209,808	$89,650,155	$80,662,686	$28,876,883

Proceeds from sales of investments	$(280,725,671)	$(46,188,414)	$(96,101,935)	$(78,554,690)	$(53,455,582)

	MoA Mid Cap Value Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund	MoA Catholic Values Index Fund
Cost of investment purchases	$36,174,618	$90,097,525	$34,182,775	$234,326,667	$1,218,010

Proceeds from sales of investments	$(56,012,574)	$(169,674,186)	$(44,299,477)	$(194,216,901)	$(973,117)

	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund
Cost of investment purchases	$123,407,899	$23,429,994	$71,901,342	$103,564,945	$97,432,401

Proceeds from sales of investments	$(38,305,771)	$(66,436,158)	$(153,013,862)	$(135,279,076)	$(112,831,757)

	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund
Cost of investment purchases	$86,113,471	$81,545,779	$71,246,592	$54,628,089	$42,689,143

Proceeds from sales of investments	$(96,794,071)	$(89,510,950)	$(85,123,705)	$(48,603,879)	$(27,443,398)

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

4.	INVESTMENTS (continued)

	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund
Cost of investment purchases	$29,723,583	$1,612,559	$8,243,466	$12,548,790	$12,426,060

Proceeds from sales of investments	$(9,801,919)	$(106)	$(17,070,443)	$(38,488,422)	$(32,100,710)

	MoA Intermediate Bond Fund	MoA Core Bond Fund
Cost of investment purchases	$239,768,380	$385,788,527

Proceeds from sales of investments .	$(264,579,453)	$(420,309,306)

The cost of short-term security purchases for the MoA US Government Money Market Fund for the six months ended June 30, 2025, was $152,724,849; proceeds from sales for the same period were $(154,640,283).

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes and the cost of investments for federal income tax purposes at June 30, 2025, for each of the Funds were as follows:

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Unrealized Appreciation	$3,298,627,104	$103,876,742	$72,186,101	$101,574,873	$35,479,215
Unrealized Depreciation	$(116,130,172)	$(11,531,950)	$(22,631,824)	$(31,366,408)	$(25,186,392)

Net	$3,182,496,932	$92,344,792	$49,554,277	$70,208,465	$10,292,823

Tax Cost of Investments	$2,714,807,556	$203,675,559	$325,244,418	$325,291,455	$163,208,067

	MoA Mid Cap Value Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund	MoA Catholic Values Index Fund
Unrealized Appreciation	$26,998,638	$382,024,392	$59,274,748	$492,081,577	$2,742,144
Unrealized Depreciation	$(12,181,457)	$(112,989,778)	$(3,958,799)	$(37,627,565)	$(224,414)

Net	$14,817,181	$269,034,614	$55,315,949	$454,454,012	$2,517,730

Tax Cost of Investments	$172,410,257	$1,169,003,188	$145,612,751	$1,536,807,655	$5,793,630

	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund
Unrealized Appreciation	$14,884,975	$27,375,564	$83,153,412	$134,210,492	$157,525,903
Unrealized Depreciation	$(1,668,084)	$(8,715,128)	$(10,651,467)	$(9,911,900)	$(12,376,388)

Net	$13,216,891	$18,660,436	$72,501,945	$124,298,592	$145,149,515

Tax Cost of Investments	$289,771,501	$414,193,887	$1,007,177,842	$1,324,545,812	$1,319,730,697

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

4.	INVESTMENTS (continued)

	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund
Unrealized Appreciation	$153,137,932	$166,923,613	$133,980,181	$73,384,529	$42,257,206
Unrealized Depreciation	$(14,424,060)	$(19,558,758)	$(13,949,502)	$(3,101,957)	$(386,247)

Net	$138,713,872	$147,364,855	$120,030,679	$70,282,572	$41,870,959

Tax Cost of Investments	$1,132,955,781	$1,160,712,068	$910,177,872	$537,205,958	$308,174,634

	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund
Unrealized Appreciation	$16,334,467	$88,266	$9,273,384	$47,761,206	$45,988,964
Unrealized Depreciation	$(30,779)	$—	$(5,127,102)	$(11,014,091)	$(6,157,171)

Net	$16,303,688	$88,266	$4,146,282	$36,747,115	$39,831,793

Tax Cost of Investments	$135,723,713	$1,612,457	$145,284,704	$356,743,803	$294,023,109

	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Unrealized Appreciation	$—	$10,440,120	$21,529,690
Unrealized Depreciation	$—	$(8,156,153)	$(128,465,867)

Net	$—	$2,283,967	$(106,936,177)

Tax Cost of Investments	$533,456,658	$881,522,020	$2,316,916,286

Differences between amounts reflected in the Statements of Assets and Liabilities and those computed for federal income tax purposes arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

The Target Date and the Conservative, Aggressive, and Moderate Allocation Funds are invested in affiliated funds of the Investment Company and receive dividend income and distributions of gains entirely from these affiliated funds. Realized gains and losses result from the disposition of shares of these underlying funds. The Target Date and the Conservative, Aggressive, and Moderate Allocation Funds also derive unrealized gains and losses entirely from these affiliated funds. Investments in affiliated investment companies during the six months ended June 30, 2025, were as follows:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2025	Dividends
MoA Retirement Income Fund
MoA Core Bond Fund	$71,140,536	$45,413,974	$(1,844,087)	$2,286,271	$(11,019,566)	$105,977,128	$1,465,345
MoA Equity Index Fund	44,979,253	24,837,229	867,939	5,793,488	(8,519,337)	67,958,572	387,270
MoA Intermediate Bond Fund	61,488,957	34,569,285	(1,559,474)	1,540,850	(12,572,397)	83,467,221	1,143,933
MoA International Fund	9,837,148	5,583,100	328,263	2,821,620	(1,564,656)	17,005,475	286,392
MoA Mid Cap Equity Index Fund	8,862,182	5,196,704	(211,849)	(31,565)	(1,251,723)	12,563,749	87,294
MoA US Government Money Market Fund	10,594,824	7,306,495	5,296	(8,352)	(1,882,016)	16,016,247	255,286
MoA Affiliates not held at period end	1,039,429	501,112	(74,381)	29,916	(1,496,076)	—	—

Total	$207,942,329	$123,407,899	$(2,488,293)	$12,432,228	$(38,305,771)	$302,988,392	$3,625,520

MoA Clear Passage 2020 Fund
MoA Core Bond Fund	$166,853,693	$9,188,464	$(3,984,832)	$7,851,183	$(21,135,936)	$158,772,572	$2,831,231
MoA Equity Index Fund	113,617,748	2,355,653	4,790,976	431,923	(16,361,317)	104,834,983	599,916
MoA Intermediate Bond Fund	92,212,617	5,925,835	(1,630,352)	3,655,961	(12,790,619)	87,373,442	1,475,088
MoA International Fund	30,655,704	1,151,652	370,717	5,910,792	(4,189,664)	33,899,201	573,972
MoA Mid Cap Equity Index Fund	21,392,394	449,878	(455,946)	251,616	(2,267,451)	19,370,491	135,164
MoA US Government Money Market Fund	22,990,170	929,564	36	(37)	(2,836,711)	21,083,022	454,847
MoA Small Cap Growth Fund	—	2,717,706	5,907	189,821	(215,577)	2,697,857	—
MoA Small Cap Value Fund	4,977,497	607,750	(330)	(195,298)	(566,864)	4,822,755	29,072
MoA Affiliates not held at period end	6,437,174	103,492	(246,819)	(221,828)	(6,072,019)	—	—

Total	$459,136,997	$23,429,994	$(1,150,643)	$17,874,133	$(66,436,158)	$432,854,323	$6,099,290

MoA Clear Passage 2025 Fund
MoA Core Bond Fund	$366,272,456	$25,360,940	$(8,085,954)	$16,717,192	$(43,284,024)	$356,980,610	$6,219,407
MoA Equity Index Fund	341,117,466	11,104,266	12,749,377	3,462,052	(44,704,601)	323,728,560	1,844,211
MoA Intermediate Bond Fund	166,623,563	14,988,846	(3,325,780)	7,040,974	(21,248,349)	164,079,254	2,669,601
MoA International Fund	111,232,243	5,555,227	1,180,617	21,662,332	(13,034,940)	126,595,479	2,131,822
MoA Mid Cap Equity Index Fund	54,059,735	1,784,686	(1,075,669)	612,925	(5,382,168)	49,999,509	347,408
MoA US Government Money Market Fund	33,421,802	1,773,056	3,182	(3,185)	(3,829,931)	31,364,924	661,918
MoA Small Cap Growth Fund	—	10,194,780	12,349	742,705	(420,478)	10,529,356	—
MoA Small Cap Value Fund	19,027,791	703,883	35,330	(954,144)	(2,410,765)	16,402,095	98,436
MoA Affiliates not held at period end	19,661,798	435,658	(1,000,854)	(397,996)	(18,698,606)	—	—

Total	$1,111,416,854	$71,901,342	$492,598	$48,882,855	$(153,013,862)	$1,079,679,787	$13,972,803

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2025	Dividends
MoA Clear Passage 2030 Fund
MoA Core Bond Fund	$390,432,015	$33,098,649	$(7,394,970)	$16,809,591	$(36,411,355)	$396,533,930	$6,797,832
MoA Equity Index Fund	504,712,209	21,465,172	16,347,943	9,517,067	(45,384,257)	506,658,134	2,874,754
MoA Intermediate Bond Fund	139,728,106	22,598,762	(1,744,980)	5,091,662	(12,264,373)	153,409,177	2,327,938
MoA International Fund	169,447,292	10,405,970	1,239,735	34,539,308	(12,826,067)	202,806,238	3,400,362
MoA Mid Cap Equity Index Fund	81,817,396	3,574,752	(1,066,506)	470,847	(5,486,193)	79,310,296	548,289
MoA Mid Cap Value Fund	23,339,366	1,276,098	248,368	(596,004)	(2,097,105)	22,170,723	139,198
MoA US Government Money Market Fund	41,978,338	2,707,082	5,272	(5,282)	(3,150,283)	41,535,127	853,821
MoA Small Cap Growth Fund	16,222,078	3,752,665	(420,010)	590,457	(1,291,985)	18,853,205	—
MoA Small Cap Value Fund	26,323,582	4,301,561	196,449	(1,156,913)	(2,097,105)	27,567,574	164,663
MoA Affiliates not held at period end	14,751,108	384,234	207,993	(1,072,982)	(14,270,353)	—	—

Total	$1,408,751,490	$103,564,945	$7,619,294	$64,187,751	$(135,279,076)	$1,448,844,404	$17,106,857

MoA Clear Passage 2035 Fund
MoA Core Bond Fund	$305,899,807	$30,087,876	$(7,866,473)	$15,369,065	$(28,361,481)	$315,128,794	$5,423,855
MoA Equity Index Fund	586,641,436	28,285,710	17,085,692	13,602,522	(47,254,186)	598,361,174	3,406,133
MoA Intermediate Bond Fund	70,495,892	5,807,047	(68,093)	1,671,411	(7,006,654)	70,899,603	1,167,505
MoA International Fund	205,989,644	14,074,584	1,563,205	42,339,218	(14,625,612)	249,341,039	4,195,402
MoA Mid Cap Equity Index Fund	112,896,351	5,289,403	(2,333,377)	1,516,985	(6,675,378)	110,693,984	768,286
MoA Mid Cap Value Fund	19,385,718	1,409,088	146,018	(440,571)	(1,907,251)	18,593,002	117,340
MoA US Government Money Market Fund	40,906,131	2,923,778	3,674	(3,698)	(2,865,453)	40,964,432	841,508
MoA Small Cap Equity Index Fund	14,494,694	751,416	23,844	(798,073)	(953,628)	13,518,253	105,541
MoA Small Cap Growth Fund	14,908,269	4,336,949	(598,796)	856,976	(1,274,864)	18,228,534	—
MoA Small Cap Value Fund	27,625,334	4,466,550	(418,234)	(615,003)	(1,907,250)	29,151,397	174,802

Total	$1,399,243,276	$97,432,401	$7,537,460	$73,498,832	$(112,831,757)	$1,464,880,212	$16,200,372

MoA Clear Passage 2040 Fund
MoA Core Bond Fund	$169,096,294	$21,377,447	$(4,430,435)	$8,702,995	$(17,924,658)	$176,821,643	$3,060,309
MoA Equity Index Fund	542,495,016	26,969,897	13,917,637	14,614,085	(44,146,357)	553,850,278	3,152,665
MoA Intermediate Bond Fund	47,765,986	4,004,697	124,822	963,540	(4,568,601)	48,290,444	790,740
MoA International Fund	223,696,125	15,532,048	1,451,312	46,310,001	(15,475,627)	271,513,859	4,568,043
MoA Mid Cap Equity Index Fund	123,957,786	5,949,537	(1,327,276)	472,542	(7,195,267)	121,857,322	845,704
MoA Mid Cap Value Fund	12,607,418	1,210,139	192,332	(379,814)	(1,598,949)	12,031,126	75,953
MoA US Government Money Market Fund	23,855,846	1,709,171	3,328	(3,328)	(1,601,630)	23,963,387	490,941
MoA Small Cap Equity Index Fund	24,345,425	2,320,799	259,635	(1,421,794)	(1,598,947)	23,905,118	186,614
MoA Small Cap Growth Fund	11,637,931	3,756,340	(260,220)	501,988	(1,085,089)	14,550,950	—
MoA Small Cap Value Fund	24,161,177	3,283,396	229,474	(1,189,575)	(1,598,946)	24,885,526	149,211

Total	$1,203,619,004	$86,113,471	$10,160,609	$68,570,640	$(96,794,071)	$1,271,669,653	$13,320,180

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2025	Dividends
MoA Clear Passage 2045 Fund
MoA Core Bond Fund	$123,226,478	$17,946,177	$(2,117,027)	$5,343,369	$(11,821,365)	$132,577,632	$2,292,750
MoA Equity Index Fund	581,313,604	27,497,005	15,396,300	15,231,555	(43,615,530)	595,822,934	3,392,555
MoA Intermediate Bond Fund	36,818,921	2,941,974	53,548	788,636	(3,292,660)	37,310,419	613,257
MoA International Fund	248,154,383	16,637,001	1,656,885	51,558,353	(15,982,352)	302,024,270	5,082,775
MoA Mid Cap Equity Index Fund	129,653,102	5,928,164	231,178	(1,160,205)	(7,024,923)	127,627,316	886,060
MoA Mid Cap Value Fund	12,901,523	1,163,511	176,685	(375,483)	(1,492,905)	12,373,331	78,157
MoA US Government Money Market Fund	24,460,724	1,677,508	1,877	(1,877)	(1,495,653)	24,642,579	505,754
MoA Small Cap Equity Index Fund	25,435,363	2,280,484	235,568	(1,469,052)	(1,492,903)	24,989,460	195,130
MoA Small Cap Growth Fund	25,656,277	2,664,359	(200,428)	28,090	(1,646,329)	26,501,969	—
MoA Small Cap Value Fund	24,062,773	2,809,596	357,885	(1,376,911)	(1,646,330)	24,207,013	145,237

Total	$1,231,683,148	$81,545,779	$15,792,471	$68,566,475	$(89,510,950)	$1,308,076,923	$13,191,675

MoA Clear Passage 2050 Fund
MoA Core Bond Fund	$68,221,684	$13,016,983	$(1,212,846)	$3,107,927	$(5,737,231)	$77,396,517	$1,320,108
MoA Equity Index Fund	481,464,473	23,991,561	12,730,909	12,587,608	(40,024,010)	490,750,541	2,794,163
MoA Intermediate Bond Fund	18,771,352	1,649,222	241,372	80,675	(9,082,624)	11,659,997	262,894
MoA International Fund	198,793,102	13,877,814	1,151,990	41,280,849	(14,858,614)	240,245,141	4,043,077
MoA Mid Cap Equity Index Fund	110,068,888	5,627,781	70,365	(854,891)	(7,502,559)	107,409,584	745,811
MoA Mid Cap Value Fund	20,844,989	1,512,340	198,224	(510,946)	(2,082,622)	19,961,985	126,011
MoA US Government Money Market Fund	19,165,531	1,385,826	1,806	(1,808)	(1,390,556)	19,160,799	393,978
MoA Small Cap Equity Index Fund	19,636,560	2,075,776	(182,315)	(732,810)	(1,388,416)	19,408,795	151,557
MoA Small Cap Growth Fund	19,893,082	3,989,438	(357,637)	478,582	(1,528,538)	22,474,927	—
MoA Small Cap Value Fund	19,802,614	4,119,851	249,541	(903,206)	(1,528,535)	21,740,265	130,413

Total	$976,662,275	$71,246,592	$12,891,409	$54,531,980	$(85,123,705)	$1,030,208,551	$9,968,012

MoA Clear Passage 2055 Fund
MoA Core Bond Fund	$33,883,271	$8,479,968	$(1,283,606)	$2,243,642	$(4,845,569)	$38,477,706	$669,738
MoA Equity Index Fund	277,155,765	21,064,842	5,767,331	9,117,007	(24,359,687)	288,745,258	1,641,177
MoA Intermediate Bond Fund	4,620,137	1,032,438	15,088	91,391	(979,564)	4,779,490	78,159
MoA International Fund	122,294,326	11,863,466	1,452,213	25,010,539	(9,209,220)	151,411,324	2,543,611
MoA Mid Cap Equity Index Fund	66,902,233	5,182,608	(1,530,838)	1,068,228	(4,682,909)	66,939,322	463,819
MoA Mid Cap Value Fund	11,495,985	1,326,678	147,080	(321,206)	(1,234,447)	11,414,090	71,840
MoA US Government Money Market Fund	5,503,170	552,401	867	(869)	(412,104)	5,643,465	114,749
MoA Small Cap Equity Index Fund	16,882,873	1,263,131	(74,261)	(827,451)	(1,077,849)	16,166,443	126,015
MoA Small Cap Growth Fund	10,953,676	1,895,419	(384,442)	364,764	(901,266)	11,928,151	—
MoA Small Cap Value Fund	11,369,576	1,967,138	(219,297)	(232,872)	(901,264)	11,983,281	71,720

Total	$561,061,012	$54,628,089	$3,890,135	$36,513,173	$(48,603,879)	$607,488,530	$5,780,828

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2025	Dividends
MoA Clear Passage 2060 Fund
MoA Core Bond Fund	$13,286,339	$4,997,435	$(604,690)	$1,005,627	$(3,187,680)	$15,497,031	$278,313
MoA Equity Index Fund	150,776,149	16,648,344	1,605,857	6,937,081	(13,304,817)	162,662,614	924,463
MoA Intermediate Bond Fund	1,785,988	720,330	6,760	37,960	(442,915)	2,108,123	32,681
MoA International Fund	71,327,866	9,535,999	(265,455)	16,031,708	(5,192,658)	91,437,460	1,535,984
MoA Mid Cap Equity Index Fund	39,480,043	4,410,086	(542,145)	325,659	(2,657,498)	41,016,145	284,190
MoA Mid Cap Value Fund	6,800,291	1,076,259	63,904	(160,527)	(664,375)	7,115,552	44,785
MoA US Government Money Market Fund	2,884,892	415,514	541	(544)	(221,792)	3,078,611	61,543
MoA Small Cap Equity Index Fund	9,571,405	1,013,594	(161,381)	(342,672)	(565,254)	9,515,692	74,170
MoA Small Cap Growth Fund	6,224,129	1,779,699	(110,218)	170,216	(542,036)	7,521,790	—
MoA Small Cap Value Fund	8,996,642	2,091,883	(142,331)	(189,246)	(664,373)	10,092,575	60,410

Total	$311,133,744	$42,689,143	$(149,158)	$23,815,262	$(27,443,398)	$350,045,593	$3,296,539

MoA Clear Passage 2065 Fund
MoA Core Bond Fund	$4,236,216	$2,065,813	$(21,022)	$151,260	$(1,323,509)	$5,108,758	$91,535
MoA Equity Index Fund	59,115,627	12,513,635	1,020,959	2,738,389	(4,606,602)	70,782,008	400,963
MoA Intermediate Bond Fund	700,701	355,832	2,630	16,672	(111,404)	964,431	13,517
MoA International Fund	27,568,337	6,787,582	212,098	6,180,798	(1,799,691)	38,949,124	652,250
MoA Mid Cap Equity Index Fund	14,838,791	3,357,525	(44,199)	1,236	(955,546)	17,197,807	118,700
MoA Mid Cap Value Fund	3,584,935	1,001,046	8,870	(56,433)	(272,299)	4,266,119	26,766
MoA US Government Money Market Fund	1,058,341	291,037	93	(99)	(76,868)	1,272,504	24,042
MoA Small Cap Equity Index Fund	3,745,696	742,820	(1,111)	(194,472)	(195,557)	4,097,376	31,860
MoA Small Cap Growth Fund	3,534,032	1,289,957	(16,090)	55,837	(230,221)	4,633,515	—
MoA Small Cap Value Fund	3,799,666	1,318,336	(40,687)	(91,334)	(230,222)	4,755,759	28,379

Total	$122,182,342	$29,723,583	$1,121,541	$8,801,854	$(9,801,919)	$152,027,401	$1,388,012

MoA Clear Passage 2070 Fund
MoA Core Bond Fund	$—	$32,117	$—	$244	$(1)	$32,360	$70
MoA Equity Index Fund	—	724,200	2	49,769	(35)	773,936	3,138
MoA Intermediate Bond Fund	—	16,057	—	100	(1)	16,156	33
MoA International Fund	—	405,624	1	17,468	(19)	423,074	5,034
MoA Mid Cap Equity Index Fund	—	225,496	—	11,617	(10)	237,103	1,166
MoA Mid Cap Value Fund	—	48,293	—	1,690	(2)	49,981	222
MoA US Government Money Market Fund	—	16,125	—	—	(31)	16,094	71
MoA Small Cap Equity Index Fund	—	32,235	—	1,669	(2)	33,902	188
MoA Small Cap Growth Fund	—	56,082	1	3,499	(3)	59,579	—
MoA Small Cap Value Fund	—	56,330	—	2,210	(2)	58,538	248

Total	$—	$1,612,559	$4	$88,266	$(106)	$1,700,723	$10,170

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

4.	INVESTMENTS (continued)

Affiliated Investment Company	Value as of December 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of June 30, 2025	Dividends
MoA Conservative Allocation Fund
MoA Core Bond Fund	$52,140,498	$3,507,799	$(875,165)	$2,095,287	$(4,920,059)	$51,948,360	$662,971
MoA Equity Index Fund	41,769,781	1,028,781	2,225,935	(150,037)	(6,795,033)	38,079,427	217,370
MoA Intermediate Bond Fund	37,179,369	1,372,185	(401,539)	1,227,125	(3,259,254)	36,117,886	839,800
MoA International Fund	7,571,882	305,822	29,666	1,552,288	(698,435)	8,761,223	147,667
MoA Mid Cap Equity Index Fund	8,081,097	210,515	5,532	(70,893)	(698,438)	7,527,813	52,359
MoA US Government Money Market Fund	5,877,137	1,818,364	(706)	706	(699,224)	6,996,277	139,146

Total	$152,619,764	$8,243,466	$983,723	$4,654,476	$(17,070,443)	$149,430,986	$2,059,313

MoA Moderate Allocation Fund
MoA Core Bond Fund	$91,785,740	$6,553,015	$(1,563,031)	$3,748,501	$(8,626,999)	$91,897,226	$1,590,350
MoA Equity Index Fund	148,225,457	2,154,425	6,676,619	698,309	(16,120,988)	141,633,822	806,692
MoA Intermediate Bond Fund	55,076,879	1,460,939	(473,567)	1,691,159	(5,152,663)	52,602,747	883,340
MoA International Fund	59,138,210	1,721,965	276,376	12,006,058	(5,152,663)	67,989,946	1,144,366
MoA Mid Cap Equity Index Fund	42,502,638	658,446	101,391	(460,189)	(3,435,109)	39,367,177	273,379

Total	$396,728,924	$12,548,790	$5,017,788	$17,683,838	$(38,488,422)	$393,490,918	$4,698,127

MoA Aggressive Allocation Fund
MoA Core Bond Fund	$46,620,937	$3,142,726	$(670,948)	$1,778,708	$(3,783,106)	$47,088,317	$809,739
MoA Equity Index Fund	126,098,497	1,479,007	5,586,069	804,362	(10,832,274)	123,135,661	702,035
MoA Intermediate Bond Fund	—	5,043,217	370	53,569	(336,399)	4,760,757	16,181
MoA International Fund	61,002,250	1,628,773	906,934	11,766,352	(4,994,133)	70,310,176	1,184,789
MoA Mid Cap Equity Index Fund	67,914,687	821,934	(1,465,098)	662,887	(9,657,732)	58,276,678	404,986
MoA Small Cap Growth Fund	16,972,171	110,996	(54,755)	(213,159)	(1,248,533)	15,566,720	—
MoA Small Cap Value Fund	16,561,074	199,407	(268,956)	(526,399)	(1,248,533)	14,716,593	88,411

Total	$335,169,616	$12,426,060	$4,033,616	$14,326,320	$(32,100,710)	$333,854,902	$3,206,141

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

5.	CAPITAL SHARE ACTIVITY

The Investment Company has registered an indefinite number of its capital shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. As of June 30, 2025, shares authorized at par value $0.01 per share were allocated into the 28 series of Funds as follows:

Authorized No. of Shares
Total Shares Allocated
MoA Equity Index Fund	900,000,000
MoA All America Fund	200,000,000
MoA Small Cap Value Fund	475,000,000
MoA Small Cap Growth Fund	570,000,000
MoA Small Cap Equity Index Fund	200,000,000
MoA Mid Cap Value Fund	100,000,000
MoA Mid Cap Equity Index Fund	1,050,000,000
MoA Balanced Fund	150,000,000
MoA International Fund	1,275,000,000
MoA Catholic Values Index Fund	100,000,000
MoA Retirement Income Fund	270,000,000
MoA Clear Passage 2020 Fund	665,000,000
MoA Clear Passage 2025 Fund	1,025,000,000
MoA Clear Passage 2030 Fund	915,000,000
MoA Clear Passage 2035 Fund	845,000,000
MoA Clear Passage 2040 Fund	685,000,000
MoA Clear Passage 2045 Fund	675,000,000
MoA Clear Passage 2050 Fund	470,000,000
MoA Clear Passage 2055 Fund	350,000,000
MoA Clear Passage 2060 Fund	200,000,000
MoA Clear Passage 2065 Fund	100,000,000
MoA Clear Passage 2070 Fund	200,000,000
MoA Conservative Allocation Fund	215,000,000
MoA Moderate Allocation Fund	370,000,000
MoA Aggressive Allocation Fund	265,000,000
MoA US Government Money Market Fund	5,000,000,000
MoA Intermediate Bond Fund	840,000,000
MoA Core Bond Fund	1,525,000,000

Total	19,635,000,000

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION

Each Fund generally declares dividends at least annually to pay out substantially all of the Fund’s net investment income and net realized short and long term capital gains. All dividends and capital gains distributions are reinvested in additional shares of the distributing Fund, unless a shareholder elects to receive dividends and distributions in cash.

Pursuant to shareholders’ election, substantially all dividend distributions throughout 2024 and 2023 were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2024 and 2023 were as follows:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Ordinary Income(a)

2024	$83,571,629	$3,745,161	$4,649,807	$—	$3,777,165
2023	$74,340,507	$3,229,269	$6,233,886	$—	$3,041,639
Long-Term Capital Gains

2024	$420,951,063	$29,593,332	$18,568,748	$6,326,238	$7,279,635
2023	$198,553,132	$24,273,979	$18,658,025	$313,463	$2,702,262
Return of Capital

2024	$—	$—	$—	$—	$—
2023	$—	$—	$—	$—	$—

	MoA Mid Cap Value Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund	MoA Catholic Values Index Fund
Ordinary Income(a)

2024	$3,599,134	$44,457,706	$4,378,844	$60,672,335	$95,676
2023	$1,643,172	$23,962,599	$3,840,541	$71,735,676	$67,635
Long-Term Capital Gains

2024	$7,858,300	$93,957,240	$12,282,692	$—	$220,336
2023	$2,335,943	$103,819,957	$7,280,078	$—	$71,915
Return of Capital

2024	$—	$—	$—	$—	$—
2023	$—	$—	$—	$—	$—

	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund
Ordinary Income(a)

2024	$6,404,379	$14,426,941	$32,281,142	$37,237,314	$34,210,106
2023	$4,925,605	$12,236,139	$27,254,324	$29,856,781	$27,573,276
Long-Term Capital Gains

2024	$4,361,058	$13,783,178	$48,223,524	$60,963,687	$79,102,393
2023	$1,508,309	$10,663,322	$30,144,200	$44,040,437	$37,463,162
Return of Capital

2024	$—	$—	$—	$—	$—
2023	$—	$—	$—	$—	$—

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund
Ordinary Income(a)

2024	$27,998,069	$27,740,440	$21,149,820	$11,811,727	$6,390,056
2023	$22,653,940	$23,182,679	$17,703,503	$9,386,631	$4,626,021
Long-Term Capital Gains

2024	$72,373,457	$76,904,073	$46,765,916	$25,457,388	$12,329,077
2023	$35,943,857	$38,258,264	$33,837,820	$11,465,643	$4,962,136
Return of Capital

2024	$—	$—	$—	$—	$—
2023	$—	$—	$—	$—	$—

	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund
Ordinary Income(a)

2024	$2,388,456	$—	$4,679,272	$11,029,871	$8,204,337
2023	$1,318,993	$—	$3,632,321	$9,026,965	$7,293,393
Long-Term Capital Gains

2024	$2,839,983	$—	$3,576,751	$23,413,264	$19,975,976
2023	$857,128	$—	$1,961,071	$16,479,762	$18,588,414
Return of Capital

2024	$—	$—	$—	$—	$—
2023	$—	$—	$—	$—	$—

	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Ordinary Income(a)

2024	$26,397,139	$33,803,865	$82,791,259
2023	$21,370,350	$20,734,790	$56,075,190
Long-Term Capital Gains

2024	$—	$—	$—
2023	$—	$—	$—
Return of Capital

2024	$—	$31,724	$—
2023	$—	$—	$—

Notes:

(a)	Includes distributions from Fund-level net short-term capital gains.

Undistributed net income and gains (losses) — As of December 31, 2024, undistributed net income and undistributed accumulated gain (loss) for federal income tax purposes were as follows:

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	MoA Equity Index Fund	MoA All America Fund	MoA Small Cap Value Fund	MoA Small Cap Growth Fund	MoA Small Cap Equity Index Fund
Accumulated undistributed net investment income	$1,839,551	$36,267	$—	$—	$112,846
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$130,469,319	$12,013,882	$3,925,555	$2,472,078	$1,724,227
Post-October Capital Loss Deferred	$—	$—	$(2,508,535)	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$3,058,735,217	$96,024,829	$72,923,389	$67,887,388	$18,155,842

	MoA Mid Cap Value Fund	MoA Mid Cap Equity Index Fund	MoA Balanced Fund	MoA International Fund	MoA Catholic Values Index Fund
Accumulated undistributed net investment income	$—	$8,396,320	$365,872	$623,382	$8,695
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$3,423,499	$7,435,244	$4,463,369	$(87,991,066)	$27,552
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$29,113,534	$314,801,978	$51,279,375	$117,461,792	$2,191,871

	MoA Retirement Income Fund	MoA Clear Passage 2020 Fund	MoA Clear Passage 2025 Fund	MoA Clear Passage 2030 Fund	MoA Clear Passage 2035 Fund
Accumulated undistributed net investment income	$—	$34,148	$27,214	$946	$7,701
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$4,041,755	$12,051,814	$37,178,641	$51,572,242	$59,386,172
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$(15,306,078)	$(20,706,329)	$(22,579,145)	$24,471,439	$48,699,189

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

	MoA Clear Passage 2040 Fund	MoA Clear Passage 2045 Fund	MoA Clear Passage 2050 Fund	MoA Clear Passage 2055 Fund	MoA Clear Passage 2060 Fund
Accumulated undistributed net investment income	$6,644	$6,803	$3,660	$7,986	$2,795
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$54,893,661	$60,194,111	$49,673,897	$27,584,495	$14,523,188
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$55,587,021	$66,930,652	$56,814,636	$27,324,030	$13,684,841

	MoA Clear Passage 2065 Fund	MoA Clear Passage 2070 Fund	MoA Conservative Allocation Fund	MoA Moderate Allocation Fund	MoA Aggressive Allocation Fund
Accumulated undistributed net investment income	$—	$—	$—	$2,798	$323
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$5,552,224	$—	$3,336,515	$14,502,496	$14,601,661
Post-October Capital Loss Deferred	$—	$—	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$5,113,856	$—	$(5,693,144)	$11,498,200	$20,896,480

	MoA US Government Money Market Fund	MoA Intermediate Bond Fund	MoA Core Bond Fund
Accumulated undistributed net investment income	$347,846	$—	$96,442
Accumulated undistributed net realized gain/(loss) on investments and futures contracts	$—	$(55,184,599)	$(142,314,719)
Post-October Capital Loss Deferred	$—	$—	$—
Net unrealized appreciation (depreciation) of investments and futures contracts	$—	$(17,885,880)	$(155,869,118)

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

6.	DISTRIBUTIONS TO SHAREHOLDERS AND INCOME TAX INFORMATION (continued)

The difference between the components of distributable earnings for income tax purposes and the amounts reflected in the statements of assets and liabilities arise primarily from federal income tax treatment of wash sales, REITs, PFICs, partnerships, corporate actions and futures contracts.

Reclassifications: U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. For the year ended December 31, 2024, the Funds reclassified amounts primarily relating to tax treatment of paydowns, REITs, PFICs, prior year post financial statement adjustments and tax equalization. These reclassifications have no effect on net assets or net asset values per share.

7.	MERGER

On April 25, 2025, the MoA Clear Passage 2015 Fund (the “Target Fund”), was reorganized into the MoA Retirement Income Fund (the “Surviving Fund”) in accordance with an Agreement and Plan of Reorganization (the “Agreement”) made on November 7, 2024. The Agreement provided for the transfer of all assets of the Target Fund for shares of the Surviving Fund and the assumption of the liabilities of the Target Fund by the Surviving Fund. The Target Fund then ceased operations.

On the reorganization date, the Target Fund had the following total investment cost and value, representing the principal assets acquired by the Surviving Fund:

Target Fund	Total Investment Value	Total Investment Cost	Unrealized Loss on Investments
MoA Clear Passage 2015 Fund	$100,630,864	$101,930,709	$(1,299,845)

The purpose of the transaction was to combine two portfolios with substantially similar investment objectives and policies.

The acquisition was accomplished by the transfer of the portfolio holdings of MoA Clear Passage 2015 Fund on a tax-free basis to MoA Retirement Income Fund in exchange for 9,018,946 shares of MoA Retirement Income Fund, which were subsequently distributed to shareholders of MoA Clear Passage 2015 Fund, making them shareholders of MoA Retirement Income Fund.

Target Fund	Shares	Surviving Fund	Shares	Value
MoA Clear Passage 2015 Fund	11,887,100	MoA Retirement Income Fund	9,018,946	$100,630,864

For financial reporting purposes, assets received and shares issued by the Surviving Fund, including the associated cost basis of the acquired investments, were recorded at fair value.

The net assets and unrealized appreciation immediately before the acquisition were as follows:

Target Fund	Net Assets	Unrealized Depreciation on Investments	Surviving Fund	Net Assets
MoA Clear Passage 2015 Fund	$100,617,126	$(1,299,845)	MoA Retirement Income Fund	$197,136,094

MoA FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

June 30, 2025

7.	MERGER (continued)

Assuming the acquisition had been completed on January 01, 2025, the Surviving Fund’s unaudited pro forma results of operations for the six months ended June 30, 2025, would have been as follows:

Surviving Fund	Net Investment Income(a)	Net Realized and Unrealized Gain on Investments(b)	Net Increase in Net Assets Resulting from Operations
MoA Retirement Income Fund	$3,952,204	$11,197,506	$15,150,010

(a)

Net investment income (loss) as reported in the Statement of Operations (Six months ended June 30, 2025) of the Surviving Fund, plus net investment income from the Target Fund pre-merger were as follows:

Target Fund	Net Investment Income (Loss)
MoA Clear Passage 2015 Fund	$634,121

(b)

Net realized and unrealized gain (loss) on investments as reported in the Statement of Operations (Six months ended June 30, 2025) of the Surviving Fund, plus net unrealized gain (loss) on investments from the Target Fund pre-merger were as follows:

Target Fund	Net Realized and Change in Unrealized Gain (Loss) on Investments
MoA Clear Passage 2015 Fund	$(45,974)

Since both the Target Fund and Surviving Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per share basis.

Since the combined investment fund had been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of the revenue and earnings of the Target Fund that have been included in the Surviving Fund’s Statement of Operations since April 25, 2025.

8.	SUBSEQUENT EVENTS

Management, on behalf of the Investment Company, has evaluated the need for disclosures and/or adjustments to the financial statements from subsequent events. As a result of this evaluation, no additional subsequent events require disclosure and/or adjustment to the financial statements.

MoA FUNDS

ADDITIONAL INFORMATION

Quarterly Portfolio Schedules

Included in this Semi-Annual Report are schedules of Investment Company’s Fund portfolio holdings as of June 30, 2025. The Investment Company files complete schedules of Fund portfolio holdings, excluding the Money Market Fund, with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Investment Company Fund portfolio holdings are also available for the first and third quarters of the most recent fiscal year through the website, mutualofamerica. com.

The MoA US Government Money Market Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. The Fund portfolio holdings for the prior six months are also available through the website, mutualofamerica.com.

The Form N-PORT and Form N-MFP are available on the SEC’s website at sec.gov.

Proxy Voting Policies and Procedures

A copy of the Investment Company’s proxy voting policies and procedures can be obtained free of charge by calling 800.914.8716 or by visiting moafunds.com. It is also available on the SEC’s website at sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2025 is available without charge by calling 800.914.8716 or by visiting moafunds.com. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call 212.224.1769 or write to:

Mr. Kyle Medlin

Chief Compliance Officer

MoA Funds Corporation

320 Park Avenue

New York, NY 10022-6839

Renewal of the Funds’ Investment Advisory Agreements

At a meeting held in February 2025, the Board of Directors (the “Board” or the “Directors”) of MoA Funds Corporation (the “Corporation”) approved the continuation of the investment advisory agreements (the “Advisory Agreements”) between Mutual of America Capital Management LLC (“Capital Management”) and the Corporation with respect to each series of the Corporation (each series, a “Fund” and collectively, the “Funds”). The Board also approved, for an initial tow-year term, the Advisory Agreement (the “2070 Fund Advisory Agreement”) between Capital Management and the Corporation with respect to the MoA Clear Passage 2070 Fund. The approvals included by the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Directors”) voting separately.

The Directors’ determination to approve the 2070 Fund Advisory Agreement and the continuation of the Advisory Agreements was made on the basis of each Director’s business judgment after an evaluation of all of the information provided to the Directors, including information provided for their consideration at their February 2025 meeting with management and at meetings held in the period leading up to that February 2025 meeting, including portions held outside the presence of management, specifically to review and consider materials related to the proposed continuation of the Advisory Agreements and the proposed approval of the 2070 Fund Advisory Agreement.

The Directors also meet regularly with investment advisory, compliance, operational, and other personnel from Capital Management and regularly review detailed information, presented both orally and in writing, regarding the services performed by Capital Management for the benefit of the Funds, Capital Management’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the 2070 Fund Advisory Agreement and the continuation of the Advisory Agreements, each Director took into account information presented to him or her in the past, including over the course of the prior year, to the extent he or she deemed relevant.

This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Directors. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations at the February 2025 meeting, the Independent Directors were advised by independent counsel.

Nature, Extent and Quality of Services. The Directors considered the nature, extent, and quality of the services provided and expected to be provided by Capital Management to each Fund, including the expertise and experience of its investment personnel. In this regard, the Directors considered that Capital Management provides a full investment program for the Funds. In their evaluation of the services provided by Capital Management and the Funds’ contractual relationships with Capital Management, the Directors considered generally the performance record of Capital Management’s portfolio management personnel, including, where applicable, the long-term performance record of the Funds.

The Directors considered that the 2070 Fund Advisory Agreement would have identical terms to the existing Advisory Agreements for the other MoA Clear Passage Funds. The Directors noted management’s representation that the scope, quality and nature of the services provided for the MoA Clear Passage 2070 Fund would be substantially the same as for the other MoA Clear Passage Funds.

The Directors also reviewed reports that compared, among other information, each Fund’s management fee rate and total expense ratio against the management fee rate and total expense ratio of a group of peers maintained by Morningstar, Inc. (“Morningstar”), and each Fund’s performance records for various periods ended December 31, 2024, including the one-year, three-year, five-year (where applicable) and ten-year (where applicable) periods, against the performance records of those funds in each Fund’s Morningstar category and the performance of one or more broad-based indices. Where applicable, the Directors inquired about and considered the factors cited by Capital Management that contributed to the underperformance of a Fund relative to its peer group.

The Directors also considered that Capital Management provides a variety of other services to the Funds in addition to investment advisory services, including certain administrative services (for which Capital Management receives separate compensation). The Directors considered Capital Management’s ongoing efforts to keep the Directors informed about matters relevant to the Funds and their shareholders. The Directors also considered the nature and structure of the Funds’ compliance program. The Directors considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with Capital Management.

Performance. The Directors evaluated each Fund’s performance history against that of the peer group(s) presented. The Directors noted those Funds that generally had strong performance relative to their peer groups over most or all of the periods presented. The Directors also considered that more than half of the Funds were rated at least four stars by Morningstar, with only three Funds rated two stars as of December 31, 2024. The Directors additionally considered the Funds’ Lipper overall rankings, noting that, as of December 31, 2024, Lipper had rated 12 Funds as Lipper Leaders with a score of 5 (ranking within the top 20 percent of funds in their category) and had rated 11 other Funds as 3 or 4 (each representing the next 20 percent of funds in their category).

In respect of those Funds with relative underperformance over certain periods, including the MoA All America Fund, MoA Small Cap Growth Fund, MoA Mid Cap Value Fund, and MoA Intermediate Bond Fund, the Directors considered in each case that Fund’s long-term performance as well as the reasons that Capital Management provided for the relative underperformance, including any information Capital Management provided regarding differences between a Fund’s investment strategies and/or investment positioning (e.g., duration) and those of the bulk of its peer group. The Directors noted in this regard that the investment positioning and other explanations provided by Capital Management for relative underperformance were in each case consistent with the relevant Fund’s principal investment strategies and the relevant portfolio management team’s investment approach. The Directors also considered information they had been provided regarding recent process improvements implemented by the portfolio manager of the MoA Small Cap Growth Fund and how those efforts might improve the Funds’ performance. The Directors considered that, in the second quarter of 2025, the MoA Clear Passage 2015 Fund was expected to be merged into the MoA Retirement Income Fund. In addition, in respect of those Funds that seek to approximate the performance of an index, the Directors considered the Fund’s level of tracking error and Capital Management’s prior comments on the level of that tracking error and the explanation of the contributors to that tracking error.

The Directors noted that the MoA Clear Passage 2070 Fund would be managed in line with the existing MoA Clear Passage Funds’ principal investment strategies and the existing glide path. The Directors considered the performance history of the MoA Clear Passage Funds as well as their profitability and noted that sun information could be used to evaluate the proposed 2070 Fund Advisory Agreement for the MoA Clear Passage 2070 Fund.

Relative Levels of the Advisory Fees. The Directors also compared the investment advisory fees of the Funds against peer groups determined by Morningstar. The Directors considered that the management fee and total expense ratio comparisons indicated that the overwhelming majority of the Funds’ fees were at or below the median of their peers and in the first or second quartile of the peers presented. The Directors also considered that in the few instances where a Fund had an investment advisory fee above the median or in the third or fourth quartile of the peer group, that the Fund’s advisory fee was within six basis points or fewer of the median of that group. In addition, the Directors considered information from Capital Management regarding the breadth of the peer groups used and the limited number of close peers for certain Funds, such as for the MoA Catholic Values Index Fund.

The Directors considered materials relating to the fees charged by Capital Management to Institutional separate accounts for which Capital Management employs investment strategies substantially similar to one or more of the Funds’ Investment strategies. The Directors reviewed the management fees that Capital Management charged to its other clients with investment strategies substantially similar to those of a Fund, noting that the level of the Fund’s’ fees appeared reasonable relative to the fees charged to those other accounts in light of the information they were provided regarding the greater level of services the Funds require and the greater level of risk that Capital Management incurs in sponsoring and managing the Funds relative to separate accounts.

Profitability. The Directors considered Capital Management’s profitability in respect of its investment advisory arrangements with each Fund, noting information provided by Capital Management as to the methods it used, and the assumptions it made, in estimating its profitability on a Fund-by-Fund basis. As part of their considerations, the Directors considered the various other methodologies that could be used to allocate Capital Management’s costs on a Fund-by-Fund basis and how different approaches might lead to different levels of profitability shown for each Fund. The Directors also considered Capital Management’s profitability relative to their understanding of the range of profit margins achieved by other investment advisers in the industry. The Directors noted Capital Management’s continued commitment to all of the Funds, including those with limited or no profitability.

The Directors also considered Capital Management’s pricing philosophy generally, noting that Capital Management seeks to maintain competitive management fees that will support strong relative performance for the Funds over time. The Directors also considered the investments made by Capital Management into its operations and staff in prior years to better support the Funds from both an operational and investment performance perspective.

Fall-out Benefits. The Directors considered in their evaluation of the proposed renewal of the Advisory Agreements and the proposed approval of the 2070 Fund Advisory Agreement information about both the direct and the indirect benefits to Capital Management from managing the Funds, including, among other things, the ability to offer related retirement products, the scale that the Funds provided in respect of Capital Management and its advisory business generally, the payments or reimbursements that Capital Management (or its affiliates) received from the Funds for certain non-advisory services, and the soft dollar credits that the Funds’ trading activity generate and that can be used to purchase research or other services that benefit Capital Management, potentially reducing Capital Management’s expenses and furthering its overall advisory business.

Economies of Scale. In their evaluation of economies of scale, the Directors considered, among other things, the pricing of the Funds and Capital Management’s reported estimated profitability. They noted also that none of the Funds had breakpoints in its advisory fee schedule. The Directors considered that, generally, Capital Management had investment advisory fees that compared quite favorably to the median of the peers presented, even for those Funds that had not achieved significant scale. The Directors considered that the investment advisory fees were set at a rate that was attractive relative to the rates of many of the Funds’ peers and would appear, as a result, to have the effect of sharing benefits of economies of scale with shareholders even before some of the Funds had achieved significant scale. The Directors noted also that nearly all of the Funds that had attained significant scale had management fees below or near the median of the peers presented. The Directors separately noted also that Capital Management had agreed to continue in place the expense limitation arrangements for a number of the Funds at current levels for an additional one-year period. The Directors also noted Capital Management’s statement that the Funds are priced competitively, but that Capital Management would be willing to consider implementing breakpoints for certain Funds in the future if assets were to grow significantly from their current levels. The Directors concluded that it was not necessary at the present time to implement breakpoints for any of the Funds.

Conclusions. On the basis of these considerations as well as others and in the exercise of their business judgment, the Directors determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement; that it appeared that the management fees paid by each Fund to Capital Management were generally within the range of management fees paid by the peer groups presented, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance history; that the information provided regarding the estimated profitability to Capital Management of its relationships with the Funds generally did not appear excessive or such as to preclude continuation of any Fund’s Advisory Agreement; that the absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances; and that it would be appropriate to approve each Fund’s Advisory Agreement for an additional one-year period and approve the 2070 Fund’s Advisory Agreement for an initial two-year period.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the MoA Financial Statements and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Renewal of the Funds’ Investment Advisory Agreements and Approval of the MoA Clear Passage 2070 Fund’s Investment Advisory Agreement

At a meeting held in February 2025, the Board of Directors (the “Board” or the “Directors”) of MoA Funds Corporation (the “Corporation”) approved the continuation of the investment advisory agreements (the “Advisory Agreements”) between Mutual of America Capital Management LLC (“Capital Management”) and the Corporation with respect to each series of the Corporation (each series, a “Fund” and collectively, the “Funds”). The Board also approved, for an initial two-year term, the Advisory Agreement (the “2070 Fund Advisory Agreement”) between Capital Management and the Corporation with respect to the MoA Clear Passage 2070 Fund. The approvals included approvals by the Directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Directors”) voting separately.

The Directors’ determination to approve the 2070 Fund Advisory Agreement and the continuation of the Advisory Agreements was made on the basis of each Director’s business judgment after an evaluation of all of the information provided to the Directors, including information provided for their consideration at their February 2025 meeting with management and at meetings held in in the period leading up to that February 2025 meeting, including portions held outside the presence of management, specifically to review and consider materials related to the proposed continuation of the Advisory Agreements and the proposed approval of the 2070 Fund Advisory Agreement.

The Directors also meet regularly with investment advisory, compliance, operational, and other personnel from Capital Management and regularly review detailed information, presented both orally and in writing, regarding the services performed by Capital Management for the benefit of the Funds, Capital Management’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the 2070 Fund Advisory Agreement and the continuation of the Advisory Agreements, each Director took into account information presented to him or her in the past, including over the course of the prior year, to the extent he or she deemed relevant.

This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Directors. Individual Directors may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations at the February 2025 meeting, the Independent Directors were advised by independent counsel.

Nature, Extent and Quality of Services. The Directors considered the nature, extent, and quality of the services provided and expected to be provided by Capital Management to each Fund, including the expertise and experience of its investment personnel. In this regard, the Directors considered that Capital Management provides a full investment program for the Funds. In their evaluation of the services provided by Capital Management and the Funds’ contractual relationships with Capital Management, the Directors considered generally the performance record of Capital Management’s portfolio management personnel, including, where applicable, the long-term performance record of the Funds.

The Directors considered that the 2070 Fund Advisory Agreement would have identical terms to the existing Advisory Agreements for the other MoA Clear Passage Funds. The Directors noted management’s representation that the scope, quality and nature of the services provided for the MoA Clear Passage 2070 Fund would be substantially the same as for the other MoA Clear Passage Funds.

The Directors also reviewed reports that compared, among other information, each Fund’s management fee rate and total expense ratio against the management fee rate and total expense ratio of a group of peers maintained by Morningstar, Inc. (“Morningstar”), and each Fund’s performance records for various periods ended December 31, 2024, including the one-year, three-year, five-year (where appliable) and ten-year (where applicable) periods, against the performance records of those funds in each Fund’s Morningstar category and the performance of one or more broad-based indices. Where applicable, the Directors inquired about and considered the factors cited by Capital Management that contributed to the underperformance of a Fund relative to its peer group.

The Directors also considered that Capital Management provides a variety of other services to the Funds in addition to investment advisory services, including certain administrative services (and for which Capital Management receives separate compensation). The Directors considered Capital Management’s ongoing efforts to keep the Directors informed about matters relevant to the Funds and their shareholders. The Directors also considered the nature and structure of the Funds’ compliance program. The Directors considered the quality of those non-investment advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with Capital Management.

Performance. The Directors evaluated each Fund’s performance history against that of the peer group(s) presented. The Directors noted those Funds that generally had strong performance relative to their peer groups over most or all of the periods presented. The Directors also considered that more than half of the Funds were rated at least four stars by Morningstar, with only three Funds rated two stars as of December 31, 2024. The Directors additionally considered the Funds’ Lipper overall rankings, noting that, as of December 31, 2024, Lipper had rated 12 Funds as Lipper Leaders with a score of 5 (ranking within the top 20 percent of funds in their category) and had rated 11 other Funds as 3 or 4 (each representing the next 20 percent of funds in their category).

In respect of those Funds with relative underperformance over certain periods, including the MoA All America Fund, MoA Small Cap Growth Fund, MoA Mid Cap Value Fund, and MoA Intermediate Bond Fund, the Directors considered in each case that Fund’s long-term performance as well as the reasons that Capital Management provided for the relative underperformance, including any information Capital Management provided regarding differences between a Fund’s investment strategies and/or investment positioning (e.g., duration) and those of the bulk of its peer group. The Directors noted in this regard that the investment positioning and other explanations provided by Capital Management for relative underperformance were in each case consistent with the relevant Fund’s principal investment strategies and the relevant portfolio management team’s investment approach. The Directors also considered information they had been provided regarding recent process improvements implemented by the portfolio managers of the MoA Small Cap Growth Fund and how those efforts might improve the Funds’

performance. The Directors considered that, in the second quarter of 2025, the MoA Clear Passage 2015 Fund was expected to be merged into the MoA Retirement Income Fund. In addition, in respect of those Funds that seek to approximate the performance of an index, the Directors considered the Fund’s level of tracking error and Capital Management’s prior comments on the level of that tracking error and the explanations of the contributors to that tracking error.

The Directors noted that the MoA Clear Passage 2070 Fund would be managed in line with the existing MoA Clear Passage Funds’ principal investment strategies and the existing glide path. The Directors considered the performance history of the MoA Clear Passage Funds as well as their profitability and noted that such information could be used to evaluate the proposed 2070 Fund Advisory Agreement for the MoA Clear Passage 2070 Fund.

Relative Levels of the Advisory Fees. The Directors also compared the investment advisory fees of the Funds against peer groups determined by Morningstar. The Directors considered that the management fee and total expense ratio comparisons indicated that the overwhelming majority of the Funds’ fees were at or below the median of their peers and in the first or second quartile of the peers presented. The Directors also considered that in the few instances where a Fund had an investment advisory fee above the median or in the third or fourth quartile of the peer group, that the Fund’s advisory fee was within six basis points or fewer of the median of that group. In addition, the Directors considered information from Capital Management regarding the breadth of the peer groups used and the limited number of close peers for certain Funds, such as for the MoA Catholic Values Index Fund.

The Directors considered materials relating to the fees charged by Capital Management to institutional separate accounts for which Capital Management employs investment strategies substantially similar to one or more of the Funds’ investment strategies. The Directors reviewed the management fees that Capital Management charged to its other clients with investment strategies substantially similar to those of a Fund, noting that the level of the Fund’s fees appeared reasonable relative to the fees charged to those other accounts in light of the information they were provided regarding the greater level of services the Funds require and the greater level of risk that Capital Management incurs in sponsoring and managing the Funds relative to separate accounts.

Profitability. The Directors considered Capital Management’s profitability in respect of its investment advisory arrangements with each Fund, noting information provided by Capital Management as to the methods it used, and the assumptions it made, in estimating its profitability on a Fund-by-Fund basis. As part of their considerations, the Directors considered the various other methodologies that could be used to allocate Capital Management’s costs on a Fund-by-Fund basis and how different approaches might lead to different levels of profitability shown for each Fund. The Directors also considered Capital Management’s profitability relative to their understanding of the range of profit margins achieved by other investment advisers in the industry. The Directors noted Capital Management’s continued commitment to all of the Funds, including those with limited or no profitability.

The Directors also considered Capital Management’s pricing philosophy generally, noting that Capital Management seeks to maintain competitive management fees that will support strong relative performance for the Funds over time. The Directors also considered the investments made by Capital Management into its operations and staff in prior years to better support the Funds from both an operational and investment performance perspective.

Fall-out Benefits. The Directors considered in their evaluation of the proposed renewal of the Advisory Agreements and the proposed approval of the 2070 Fund Advisory Agreement information about both the direct and the indirect benefits to Capital Management from managing the Funds, including, among other things, the ability to offer related retirement products, the scale that the Funds provided in respect of Capital Management and its advisory business generally, the payments or reimbursements that Capital Management (or its affiliates) received from the Funds for certain non-advisory services, and the soft dollar credits that the Funds’ trading activity generate and that can be used to purchase research or other services that benefit Capital Management, potentially reducing Capital Management’s expenses and furthering its overall advisory business.

Economies of Scale. In their evaluation of economies of scale, the Directors considered, among other things, the pricing of the Funds and Capital Management’s reported estimated profitability. They noted also that none of the Funds had breakpoints in its advisory fee schedule. The Directors considered that, generally, Capital Management had investment advisory fees that compared quite favorably to the median of the peers presented, even for those Funds that had not achieved significant scale. The Directors considered that the investment advisory fees were set at a rate that was attractive relative to the rates of many of the Funds’ peers and would appear, as a result, to have the effect of sharing benefits of economies of scale with shareholders even before some of the Funds had achieved significant scale. The Directors noted also that nearly all of the Funds that had attained significant scale had management fees below or near the median of the peers presented. The Directors separately noted also that Capital Management had agreed to continue in place the expense limitation arrangements for a number of the Funds at current levels for an additional one-year period. The Directors also noted Capital Management’s statement that the Funds are priced competitively, but that Capital Management would be willing to consider implementing breakpoints for certain Funds in the future if assets were to grow significantly from their current levels. The Directors concluded that it was not necessary at the present time to implement breakpoints for any of the Funds.

Conclusions. On the basis of these considerations as well as others and in the exercise of their business judgment, the Directors determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement; that it appeared that the management fees paid by each Fund to Capital Management were generally within the range of management fees paid by the peer groups presented, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance history; that the information provided regarding the estimated profitability to Capital Management of its relationships with the Funds generally did not appear excessive or such as to preclude continuation of any Fund’s Advisory Agreement; that the absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances; and that it would be appropriate to approve each Fund’s Advisory Agreement for an additional one-year period and approve the 2070 Fund’s Advisory Agreement for an initial two-year period.

Approval of the MoA Mid Cap Growth Fund’s Investment Advisory Agreement

At its meeting on June 12, 2025, the Board of MoA Mid Cap Growth Fund (the “Mid Cap Growth Fund”), including by separate vote of the Independent Directors, approved the Mid Cap Growth Fund’s Advisory Agreement (the “Mid Cap Growth Fund Advisory Agreement”) with Capital Management.

In considering whether to approve the Mid Cap Growth Fund Advisory Agreement, the Directors took into account a wide variety of information, including all of the information that they had been provided in connection with their most recent consideration of the renewal of the Advisory Agreements. The information considered at that time and the conclusions then drawn helped to inform the Directors’ evaluation of the Mid Cap Growth Fund Advisory Agreement.

In their evaluation of the Mid Cap Growth Fund Advisory Agreement, the Directors also considered, among other things, the following information and factors:

•	Information on the Mid Cap Growth Fund’s proposed advisory fees and anticipated total expenses;

•	Terms of the Mid Cap Growth Fund Advisory Agreement;

•	Their experience with the proposed portfolio management team;

•	Capital Management’s historical performance record in the mid cap sector;

•	Descriptions of various services to be performed by Capital Management under the Mid Cap Growth Fund Advisory Agreement, including portfolio management practices;

•	Information regarding the resources of Capital Management, including information regarding senior management, portfolio managers and other personnel;

•	The expected profitability to Capital Management from its relationship with the Mid Cap Growth Fund; and

•

Capital Management’s undertaking to reimburse the Mid Cap Growth Fund’s direct operating expenses to the extent such operating expenses exceed 0.08% (subject to certain exclusions) commencing from the date of initial operations through April 30, 2026.

After considering all of the information described above and any other information they determined relevant, the Directors, including the Independent Directors, unanimously approved the Mid Cap Growth Fund Advisory Agreement for an initial two-year period.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the 1940 Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MoA Funds Corporation

By (Signature and Title)*	/s/ Joseph R. Gaffoglio
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date 8/26/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joseph R. Gaffoglio
Joseph R. Gaffoglio
Chief Executive Officer and
Principal Executive Officer of
MoA Funds Corporation

Date 8/26/2025

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young
President, Treasurer, Chief Financial Officer and
Principal Financial Officer of
MoA Funds Corporation

Date 8/26/2025

*	Print the name and title of each signing officer under his or her signature.